                                                        [WELLS FARGO FUNDS LOGO]

Annual Report


WELLS FARGO
MONEY MARKET FUNDS





                               March 31, 2001


[GRAPHICS]












                               SERVICE CLASS
                               CALIFORNIA TAX-FREE MONEY MARKET FUND
                               CASH INVESTMENT MONEY MARKET FUND
                               GOVERNMENT MONEY MARKET FUND
                               NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND 100% TREASURY MONEY MARKET FUND
                               PRIME INVESTMENT MONEY MARKET FUND
                               TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------


TABLE OF CONTENTS


LETTER TO SHAREHOLDER ......................................................   1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE MONEY MARKET FUND ...................................   2
   CASH INVESTMENT MONEY MARKET FUND .......................................   4
   GOVERNMENT MONEY MARKET FUND ............................................   6
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND .......................   8
   100% TREASURY MONEY MARKET FUND .........................................  10
   PRIME INVESTMENT MONEY MARKET FUND ......................................  12
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND ...........................  14

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE MONEY MARKET FUND ...................................  16
   CASH INVESTMENT MONEY MARKET FUND .......................................  25
   GOVERNMENT MONEY MARKET FUND ............................................  29
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND .......................  31
   100% TREASURY MONEY MARKET FUND .........................................  42
   PRIME INVESTMENT MONEY MARKET FUND ......................................  43
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND ...........................  45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ....................................  46
   STATEMENTS OF OPERATIONS ................................................  48
   STATEMENTS OF CHANGES IN NET ASSETS .....................................  50
   NOTES TO STATEMENTS OF CHANGES IN NET ASSETS ............................  55
   FINANCIAL HIGHLIGHTS ....................................................  56

NOTES TO FINANCIAL HIGHLIGHTS ..............................................  58
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS ..............................................  59
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS REPORT ................................................  64
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) ................................................  65
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ......................................................  66
--------------------------------------------------------------------------------


             -----------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -----------------------------------------------------

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------


DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.

     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.

     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
--------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.

     Thank you for investing in WELLS FARGO FUNDS.


   Sincerely,


   /s/ Michael J. Hogan


   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   01/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Service Class shares returned 3.20%(1) for the one-year period ended March 31, 2001. The Fund outperformed the iMoneyNet California State Specific Institutional Money Fund Average(2) which returned 3.16%. The Fund's Service Class shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter of 2001. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                      6-Month*   1-Year   5-Year   Since Inception
   SERVICE CLASS                                                        1.47      3.20     2.79        2.68
   BENCHMARK
      IMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL MONEY
      FUND AVERAGE                                                      1.41      3.16     3.20        2.89(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
----------------------------------------------------
   7-DAY CURRENT YIELD                       2.87%
   7-DAY COMPOUND YIELD                      2.91%
   30-DAY SIMPLE YIELD                       2.38%
   30-DAY COMPOUND YIELD                     2.41%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
----------------------------------------------------
   AVERAGE MATURITY                        36 DAYS
   NUMBER OF HOLDINGS                        332

  PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
---------------------------------------------------

[PIE CHART]

Municipal Demand Notes                         76%
Municipal Notes                                13%
Municipal Commercial Paper                     10%
Municipal Put Bonds                             1%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
---------------------------------------------------

[PIE CHART]

2-14 days                                      77%
30-59 days                                      2%
60-89 days                                      5%
90-179 days                                    10%
180+ days                                       6%



--------------------------------------------------------------------------------

  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business
November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)  The published return closest to the Fund's inception date of 01/01/92.

(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/14/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund's Service Class shares returned 6.14%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average(2) which returned 6.20%. The Fund's Service Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Federal Reserve Board to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                6-Month*  1-Year  5-Year     10-Year
   SERVICE CLASS                                                  2.97     6.14    5.41        4.92
   BENCHMARK
      IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE       3.05     6.20    5.42        4.96

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
----------------------------------------------------
   7-DAY CURRENT YIELD                       4.97%
   7-DAY COMPOUND YIELD                      5.09%
   30-DAY SIMPLE YIELD                       5.10%
   30-DAY COMPOUND YIELD                     5.22%

     FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
----------------------------------------------------
   AVERAGE MATURITY                        63 DAYS
   NUMBER OF HOLDINGS                        143

  PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
----------------------------------------------------

[PIE CHART]

Commercial Paper                                 55%
Floating/Variable Rate Notes/Bonds               13%
Certificates of Deposit                          12%
Corporate Bonds                                   9%
Asset-Backed Securities                           3%
Repurchase Agreements                             3%
Time Deposits                                     3%
Banker's Acceptance Notes                         2%


    MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
----------------------------------------------------

[PIE CHART]

2-14 days                                        27%
15-29 days                                       21%
30-59 days                                       22%
60-89 days                                       10%
90-179 days                                       8%
180+ days                                        12%


--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


GOVERNMENT MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   11/16/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund's Service Class shares returned 5.97%(1) for the one-year period ended March 31, 2001. The Fund outperformed its peer group, the iMoneyNet Government Institutional Money Fund Average(2) which returned 5.96%. The Fund's Service Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                6-Month*  1-Year  5-Year    10-Year
   SERVICE CLASS                                                  2.88     5.97    5.21       4.72
   BENCHMARK
     IMONEYNET GOVERNMENT INSTITUTIONAL MONEY FUND AVERAGE        2.94     5.96    5.21       4.77

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
------------------------------------------------
   7-DAY CURRENT YIELD                  4.89%
   7-DAY COMPOUND YIELD                 5.01%
   30-DAY SIMPLE YIELD                  5.02%
   30-DAY COMPOUND YIELD                5.14%

    FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
----------------------------------------------------
   AVERAGE MATURITY                        56 DAYS
   NUMBER OF HOLDINGS                        49


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
----------------------------------------------------

[PIE CHART]

Repurchase Agreements                          55%
FHLB                                           23%
FNMA                                           19%
FHLMC                                           3%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
----------------------------------------------------

[PIE CHART]

2-14 days                                      67%
15-29 days                                      3%
30-59 days                                      4%
60-89 days                                      4%
90-179 days                                     8%
180+ days                                      14%

--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.


(2) The iMoneyNet Government Institutional Money Fund Average is an average of all governmental institutional funds.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks to provide current income exempt from federal income taxes consistent with preservation of capital and the maintenance of liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund's Service Class shares returned 3.78%(1) for the one-year period ended March 31, 2001. The Fund outperformed the iMoneyNet Tax-Free Institutional Money Fund Average(2) which returned 3.70%. The Fund's Service Class shares distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter of 2001. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                6-Month*  1-Year  5-Year     10-Year
-----------------------------------------------------------------------------------------------------
   SERVICE CLASS                                                  1.78     3.78    3.31        3.14
-----------------------------------------------------------------------------------------------------
   BENCHMARK
-----------------------------------------------------------------------------------------------------
     IMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE          1.78     3.70    3.24        3.14

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
-----------------------------------------------
   7-DAY CURRENT YIELD =                 3.34%
-----------------------------------------------
   7-DAY COMPOUND YIELD =                3.40%
-----------------------------------------------
   30-DAY SIMPLE YIELD =                 3.01%
-----------------------------------------------
   30-DAY COMPOUND YIELD =               3.06%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-----------------------------------------------------
   WEIGHTED AVERAGE MATURITY               70 DAYS
-----------------------------------------------------
   NUMBER OF HOLDINGS                        264


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
-----------------------------------------------------

[PIE CHART]

Municipal Demand Notes                         73%
-----------------------------------------------------
Municipal Notes                                13%
-----------------------------------------------------
Municipal Commercial Paper                      6%
-----------------------------------------------------
Municipal Put Bonds                             5%
-----------------------------------------------------
Minicipal Bonds                                 3%


    MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
-----------------------------------------------------

[PIE CHART]

2-14 days                                      68%
-----------------------------------------------------
15-29 days                                      1%
-----------------------------------------------------
30-59 days                                      4%
-----------------------------------------------------
60-89 days                                      6%
-----------------------------------------------------
90-179 days                                     9%
-----------------------------------------------------
180+ days                                      12%


--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.

(3) Portfolio changes are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local personal income taxes.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   12/03/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund's Service Class shares returned 5.59%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet Treasury Institutional Fund Average(2) which returned 5.73%. The Fund's Service Class shares distributed $0.05 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market industry fund assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                6-Month*  1-Year  5-Year   10-Year
-----------------------------------------------------------------------------------------------------
   SERVICE CLASS                                                  2.70     5.59    4.94      4.52
   BENCHMARK
      IMONEYNET TREASURY INSTITUTIONAL FUND AVERAGE               2.85     5.73     N/A       N/A

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
-----------------------------------------------
   7-DAY CURRENT YIELD                  4.43%
   7-DAY COMPOUND YIELD                 4.53%
   30-DAY SIMPLE YIELD                  4.56%
   30-DAY COMPOUND YIELD                4.66%

     FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-----------------------------------------------------
   WEIGHTED AVERAGE COUPON                 57 DAYS
   NUMBER OF HOLDINGS                        22


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
-----------------------------------------------------
[CHART]

U.S. Treasury Bills                            91%
U.S. Treasury Notes                             9%


    MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
-----------------------------------------------------
[CHART]

15-29 days                                     30%
30-59 days                                     28%
60-89 days                                     16%
90-179 days                                    26%


--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.

   Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.

(2) The iMoneyNet Treasury Institutional Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND - SERVICE CLASS


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   09/02/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Service Class shares returned 6.02%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average(2) that returned 6.20%. The Fund's Service Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------


   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                          6-Month*  1-Year   Since Inception
---------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                                                            2.88     6.02         5.42
---------------------------------------------------------------------------------------------------------------
   BENCHMARK
     IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE                  3.05     6.20         5.51(3)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
-----------------------------------------------
   7-DAY CURRENT YIELD                 4.77%
-----------------------------------------------
   7-DAY COMPOUND YIELD                4.89%
-----------------------------------------------
   30-DAY SIMPLE YIELD                 4.89%
-----------------------------------------------
   30-DAY COMPOUND YIELD               5.00%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-------------------------------------------------
   AVERAGE MATURITY                     37 DAYS
-------------------------------------------------
   NUMBER OF HOLDINGS                     47

   PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
-----------------------------------------------------

[CHART]

Commercial Paper                                 53%
Repurchase Agreements                            18%
Certificates of Deposit                          10%
Time Deposits                                     7%
Floating/Variable Rate Notes/Bonds                5%
Corporate Bonds                                   5%
Asset Backed Securities                           1%
Banker's Acceptance Notes                         1%


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
-----------------------------------------------------

[CHART]

2-14 days                                      50%
15-29 days                                     13%
30-59 days                                     16%
60-89 days                                      9%
90-179 days                                     9%
180+ days                                       3%

--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's reductions would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) The published return closest to the Fund's inception date of 09/02/98.

(4) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Service Class shares returned 5.83%(1) for the one-year period ended March 31, 2001. The Fund slightly underperformed its peer group, the iMoneyNet Treasury & Repo Institutional Money Fund Average(2) which returned 5.89%. The Fund's Service Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation with its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                                   6-Month*  1-Year  5-Year     10-Year
--------------------------------------------------------------------------------------------------------
   SERVICE CLASS                                                     2.83     5.83    5.12        4.65
--------------------------------------------------------------------------------------------------------
   BENCHMARK
     IMONEYNET TREASURY & REPO INSTITUTIONAL MONEY FUND AVERAGE      2.91     5.89     N/A         N/A

   FUND YIELD SUMMARY
   (SERVICE CLASS) (AS OF MARCH 31, 2001)
----------------------------------------------------
   7-DAY CURRENT YIELD                       4.68%
----------------------------------------------------
   7-DAY COMPOUND YIELD                      4.79%
----------------------------------------------------
   30-DAY SIMPLE YIELD                       4.85%
----------------------------------------------------
   30-DAY COMPOUND YIELD                     4.96%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-----------------------------------------------------
   AVERAGE MATURITY                        45 DAYS
----------------------------------------------------
   NUMBER OF HOLDINGS                        17


   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
---------------------------------------------------

[CHART]

Repurchase Agreements                          48%
U.S. Treasury Notes                            26%
U.S. Treasury Bills                            26%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
---------------------------------------------------

[CHART]

2-14 days                                      52%
15-29 days                                     26%
30-59 days                                      3%
60-89 days                                      2%
90-179 days                                     1%
180+ days                                      16%


--------------------------------------------------------------------------------
  The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting of a merger survivor between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market
Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

   Performance shown for the periods between September 6, 1996, and October 1, 1994, reflects performance of the Pacific American U.S. Treasury Portfolio, a predecessor portfolio. For the periods prior to October 1, 1994, the performance shown reflects the performance of the shares of a portfolio of the Pacific American Funds.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasuries securities and repurchase agreements backed by the U.S. Treasury.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES - 89.59%

$ 5,000,000  ABAG FINANCE AUTHORITY NONPROFIT CORPS CA MFHR HOUSING
             BUILDING SERIES A++                                                           3.45%           7/1/30      $  5,000,000
  8,176,000  ABN AMRO MUNITOPS 1998-25 MUNITOPS CERTIFICATES ABN AMRO
             BANK NV LOC++                                                                 3.43            7/5/06         8,176,000
 17,995,000  ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES LOC++                     3.43            7/5/06        17,995,000
  4,600,000  ABN AMRO MUNITOPS COP SERIES 199-7++                                          3.43            7/4/07         4,600,000
 17,000,000  ABN AMRO MUNITOPS COP FGIC INSURED++                                          4.00            5/7/08        17,000,000
  2,510,000  ALAMEDA COUNTY                                                                4.10           12/1/01         2,528,150
  3,520,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY REVENUE
             SERIES I++                                                                    3.25            8/1/29         3,520,000
  1,700,000  ALHAMBRA CA IDA RV SUNCLIPSE BANK OF AMERICA++                                3.00            5/1/07         1,700,000
  1,900,000  ANAHEIM CA COP 1993 REFUNDING PROJECTS AMBAC INSURED++                        3.35            8/1/19         1,900,000
  7,500,000  ANAHEIM CA HOUSING AUTHORITY MFHR BEL AIR SERIES A++                          3.40           7/15/20         7,500,000
  4,445,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B++              3.45           5/15/27         4,445,000
  9,195,000  ANAHEIM CA HOUSING AUTHORITY MFHR SERIES L++                                  3.40           2/15/33         9,195,000
  3,000,000  BARSTOW CA MFHR DESERT VISTA LOC FHLB OF SAN FRANCISCO++                      3.45           12/1/20         3,000,000
 11,000,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                  3.40           2/15/33        11,000,000
    550,000  BURBANK CA REDEVELOPMENT AGENCY MFH SERIES A FHLB LOC++                       3.25           11/1/10           550,000
 25,000,000  BUTTE COUNTY CA OFFICE OF EDUCATION TAX & RV ANTICIPATION NOTE                4.75          10/12/01        25,128,621
 41,425,000  CALIFORNIA COMMUNITY COLLEGE FINANCE AUTHORITY++                              3.35           10/4/01        41,425,000
  1,000,000  CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY LEASE RV
             SERIES A MBIA INSURED                                                         4.00           10/1/01         1,000,956
 17,000,000  CALIFORNIA COMMUNITY COLLEGE CA TAX & RV ANTICIPATION NOTES
             SERIES A                                                                      5.00           6/29/01        17,029,878
  2,895,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV SERIES 147++                     3.25           10/1/27         2,895,000
 12,080,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV CLAREMONT
             SERIES II++                                                                   3.05            4/1/28        12,080,000
  4,390,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV STANFORD UNIVERSITY
             SERIES L-3++                                                                  3.30           10/1/15         4,390,000
  4,710,000  CALIFORNIA HFA HOME MORTGAGE SERIES S++                                       4.25            8/1/01         4,710,000
  5,600,000  CALIFORNIA HFA HOUSING MORTGAGE SERIES Q++                                    3.25            8/1/20         5,600,000
  1,700,000  CALIFORNIA HFA MFHR SERIES B++                                                3.75            2/1/31         1,700,000
  3,580,000  CALIFORNIA HFA RV SERIES 150++                                                3.30            2/1/29         3,580,000
  4,415,000  CALIFORNIA HFA RV 215++                                                       3.35            8/1/16         4,415,000
  3,720,000  CALIFORNIA HFA RV P-112-A++                                                   3.35            8/1/26         3,720,000
  9,100,000  CALIFORNIA HFA RV SERIES M++                                                  3.25            8/1/19         9,100,000
  1,200,000  CALIFORNIA HFA SERIES D++                                                     3.50            2/1/31         1,200,000
  6,540,000  CALIFORNIA HFA SFHR HOME MORTGAGE SERIES G++                                  3.45            2/1/17         6,540,000
 13,970,000  CALIFORNIA HFA SFHR HOME MORTGAGE SERIES I                                    4.05            6/1/01        13,970,000
  7,720,000  CALIFORNIA HFFA HEALTH CARE RV SERIES B U.S. TRUST COMPANY OF
             CALIFORNIA LOC++                                                              3.55            7/1/12         7,720,000
  3,000,000  CALIFORNIA HFFA RV++                                                          3.25           10/1/22         3,000,000
  2,600,000  CALIFORNIA HFFA RV ADVENTIST HEALTH SERIES B++                                3.40            8/1/21         2,600,000
  8,600,000  CALIFORNIA HFFA RV ADVENTIST SERIES A++                                       3.80            9/1/28         8,600,000
  6,950,000  CALIFORNIA HFFA RV ADVENTIST SERIES B++                                       3.80            9/1/28         6,950,000
  5,495,000  CALIFORNIA HFFA RV COP SERIES 202++                                           3.25            7/1/10         5,495,000
  6,365,000  CALIFORNIA HFFA RV PA 587++                                                   3.45           12/1/34         6,365,000
  7,000,000  CALIFORNIA HFFA RV POOLED LOAN PROGRAM SERIES B++                             3.25           10/1/10         7,000,000
    300,000  CALIFORNIA HFFA RV SERIES B++                                                 3.25           10/1/21           300,000
  6,000,000  CALIFORNIA HFFA RV SERIES C++                                                 3.40            9/1/15         6,000,000
  3,167,000  CALIFORNIA HFS RV SERIES 412 CREDIT SUPPORTER++                               3.30            8/1/29         3,167,000
 16,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                              2.75           9/12/01        16,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)

$ 4,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT FISH HOUSE FOODS
             INCORPORATED++                                                                3.45%           9/1/24      $  4,300,000
  8,995,000  CALIFORNIA PCFA PCR EXXON MOBIL++                                             3.60           12/1/29         8,995,000
  2,100,000  CALIFORNIA PCFA EXXON MOBIL++                                                 3.50           4/01/17         2,100,000
 76,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM SERIES A                               5.25            7/3/01        76,692,366
  4,400,000  CALIFORNIA SCHOOL FACILITIES FINANCING SERIES A++                             3.35            7/1/22         4,400,000
  1,345,000  CALIFORNIA STATE++                                                            3.45           12/1/23         1,345,000
     45,000  CALIFORNIA STATE++                                                            3.15           11/1/24            45,000
    265,000  CALIFORNIA STATE++                                                            3.15           11/1/24           265,000
  4,745,000  CALIFORNIA STATE++                                                            3.25            2/1/29         4,745,000
  3,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE SERIES L                            8.00           12/1/01         3,102,271
  4,950,000  CALIFORNIA STATE EAGLE TRUST PRIVATE PLACEMENT++                              3.15            9/1/03         4,950,000
  3,355,000  CALIFORNIA STATE EDFA SERA MICROCHASSIS++                                     3.70            8/1/27         3,355,000
  6,000,000  CALIFORNIA STATE GO++                                                         3.15            3/1/21         6,000,000
 13,430,000  CALIFORNIA STATE GO BONDS                                                     2.85            5/7/01        13,430,000
 27,710,000  CALIFORNIA STATE GO BONDS                                                     5.00            3/1/02        28,266,790
  6,745,000  CALIFORNIA STATE GO BONDS EDUCATION FACILITIES++                              3.70           10/1/30         6,745,000
 11,000,000  CALIFORNIA STATE GO BONDS EDUCATION FACILITIES++                              2.85           9/13/01        11,000,000
 14,380,000  CALIFORNIA STATE GO BONDS SERIES A-9 REGISTERED D++                           3.50            3/1/02        14,380,000
  6,995,000  CALIFORNIA STATE GO BONDS SERIES 384++                                        3.70            9/1/30         6,995,000
  4,995,000  CALIFORNIA STATE GO BONDS SERIES 47(1X)++                                     3.25            9/1/24         4,995,000
  4,995,000  CALIFORNIA STATE GO BONDS SERIES 47(2X)++                                     3.25            3/1/17         4,995,000
  2,995,000  CALIFORNIA STATE GO BONDS SERIES 475++                                        3.40            9/1/17         2,995,000
  1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD                                           6.00            9/1/01         1,012,263
  4,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD++                                         3.15            9/1/17         4,000,000
 20,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD                                           3.10            4/4/01        20,000,000
 19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD SERIES D++                                3.30           12/1/15        19,570,000
 15,000,000  CALIFORNIA STATE TREASURY-SERIES L22-REGULATION D++                           3.50            9/1/03        15,000,000
  8,640,000  CALIFORNIA STATEWIDE CDA++                                                    3.40          10/15/30         8,640,000
 15,500,000  CALIFORNIA STATEWIDE CDA CONTINUING CARE / UNIVERSITY++                       3.80          11/15/28        15,500,000
  2,300,000  CALIFORNIA STATEWIDE CDA DEL MESA FARMS SERIES A++                            3.45            5/1/19         2,300,000
  1,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE++                                        3.75            4/1/28         1,000,000
  4,300,000  CALIFORNIA STATEWIDE CDA HEALTH CARE++                                        3.60            7/1/15         4,300,000
  4,700,000  CALIFORNIA STATEWIDE CDA HEALTH CARE MOUNTAIN DIABLO HEALTH++                 3.75           8/15/27         4,700,000
 10,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE SERIES 176++                             3.25           8/15/27        10,000,000
  7,835,000  CALIFORNIA STATEWIDE CDA MFHR++                                               3.55           12/1/34         7,835,000
 34,410,000  CALIFORNIA STATEWIDE CDA MFHR++                                               3.45           1/25/31        34,410,000
  5,625,000  CALIFORNIA STATEWIDE CDA MFHR PARKWAY APARTMENTS PROJECT SERIES Z++           3.35           7/25/31         5,625,000
  6,265,000  CALIFORNIA STATEWIDE CDA MFHR SERIES 1214++                                   3.45            8/1/36         6,265,000
  9,405,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV++                                     3.45            5/1/36         9,405,000
  6,060,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV++                                     3.45            8/1/36         6,060,000
  8,700,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV SERIES S++                            3.45            6/1/28         8,700,000
  7,200,000  CALIFORNIA STATEWIDE CDA NORTHERN CALIFORNIA RETIRED OFFICERS++               3.60            6/1/26         7,200,000
  3,200,000  CALIFORNIA STATEWIDE CDA RV++                                                 3.85           12/1/18         3,200,000
 96,850,000  CALIFORNIA STATEWIDE CDA SERIES D++                                           3.55           10/4/01        96,850,000
 37,500,000  CALIFORNIA STATEWIDE CDA SERIES N-7++                                         3.45           10/4/01        37,500,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)

$21,530,000  CALIFORNIA STATEWIDE CDA SERIES 457++                                         3.35%          10/1/33      $ 21,530,000
  9,455,000  CALIFORNIA STATEWIDE COMMUNITIES++                                            3.35            5/6/30         9,455,000
 15,820,000  CALIFORNIA TRANSPORTATION FINANCE AUTHORITY RV++                              3.25           10/1/27        15,820,000
 16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMMARILLO++                                    3.40          10/15/26        16,420,000
  5,000,000  CAMARILLO CA MFHR HERITAGE PARK SERIES A++                                    3.40           7/15/19         5,000,000
 56,000,000  CHARTER MAC FLOATER++                                                         3.35            9/1/40        56,000,000
  1,446,000  CHINO BASIN CA RFA                                                            2.85            4/5/01         1,446,000
  5,100,000  COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION++                  3.35           11/1/15         5,100,000
  1,100,000  CONCORD CA MFHR BEL AIR APARTMENTS ISSUE A++                                  3.45           12/1/16         1,100,000
  4,150,000  CONTRA COSTA COUNTY CA GO BONDS TAX & RV ANTICIPATION NOTES SERIES A          5.25           10/1/01         4,203,474
 11,395,000  CONTRA COSTA COUNTY CA MFHR LAKESHORE SERIES C++                              3.25          11/15/17        11,395,000
    745,000  CONTRA COSTA COUNTY CA MULTIFAMILY MORTGAGE RV EL CERRITO ROYALE
             SERIES A++                                                                    3.45           12/1/17           745,000
  6,400,000  CONTRA COSTA COUNTY CA MULTIFAMILY MORTGAGE RV SERIES B++                     3.30          11/15/22         6,400,000
  2,200,000  DUBLIN CA HOUSING AUTHORITY MULTIFAMILY RV PARK SIERRA PROJECT
             SERIES++                                                                      3.50            6/1/28         2,200,000
 16,000,000  EAGLE TAX EXEMPT++                                                            3.15           11/1/24        16,000,000
 10,390,000  EAGLE TRUST PRIVATE PLACEMENT++                                               3.15            2/1/06        10,390,000
  2,500,000  EAGLE TRUST PRIVATE PLACEMENT++                                               3.15           10/1/26         2,500,000
  1,000,000  EAST BAY CA MUNICIPAL UTILITIES DISTRICT WATER SYSTEMS                        6.38           12/1/01         1,042,852
 10,000,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER SERIES B++                  3.40            7/1/20        10,000,000
 10,500,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT SERIES A++                        3.40            7/1/29        10,500,000
  4,400,000  ESCONDIDO CA CDA LOC - BANK OF AMERICA++                                      3.45           10/1/16         4,400,000
    800,000  FOWLER CA IDA BEE SWEET CITRUS LOC - BANK OF AMERICA++                        3.50           12/1/05           800,000
  1,900,000  FREMONT CA COP FAMILY RESOURCE CENTER FINANCING++                             3.25            8/1/28         1,900,000
  9,000,000  FRESNO COUNTY CA TAX & RV ANTICIPATION NOTES                                  5.00            7/2/01         9,016,358
  6,800,000  FULLERTON CA IDR SUNCLIPSE INCORPORATED SERIES A LOC - BANK OF
             AMERICA++                                                                     3.00            7/1/15         6,800,000
  7,150,000  GARDEN GROVE CA MFH MALABAR APARTMENTS SERIES A FNMA INSURED++                3.40          12/15/29         7,150,000
 14,600,000  GLENDALE CA COP JAIL FACILITIES RV POLICE BUILDING PROJECT MORGAN
             GUARANTY TRUST INSURED++                                                      3.40           06/1/30        14,600,000
  3,505,000  HUNTINGTON BEACH CA SEABRIDGE VILLAS SERIES A++                               4.00            2/1/10         3,505,000
  5,000,000  INGLEWOOD CA COP IDR BONDS CIVIC CENTER IMPROVEMENT PROJECT
             BANK OF AMERICA LOC                                                           7.00            8/1/01         5,164,774
  1,000,000  IRVINE CA PUB FACILITIES & INFRASTRUCTURE AUTHORITY                           3.30            9/2/01         1,002,543
  1,300,000  IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS LANDESBANK
             HESSEN-THURGEN LOC++                                                          3.60           10/1/05         1,300,000
  5,500,000  IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS SERIES B TORONTO
             DOMINION BANK LOC++                                                           3.50            8/1/09         5,500,000
  9,000,000  IRVINE RANCH CA WATER DISTRICT COP CAPITAL IMPROVEMENTS PROJECT LOC
             TORONTO DOMINION BANK++                                                       3.60            8/1/16         9,000,000
  2,600,000  IRVINE RANCH CA WATER DISTRICT GO BONDS IMPROVEMENT DISTRICT NO. 282
             SERIES A BANK OF NEW YORK LOC++                                               3.60          11/15/13         2,600,000
  3,700,000  IRVINE RANCH CA WATER DISTRICT GO BONDS NUMBERS 105, 140, 240 & 250
             LOC++                                                                         3.60            1/1/21         3,700,000
  1,900,000  IRVINE RANCH CA WATER DISTRICT WATER RV LANDESBANK HESSEN-THURGEN
             LOC++                                                                         3.60           10/1/10         1,900,000
  5,855,000  IRVINE CA IMPROVEMENT BOND ACT 1915 DISTRICT NUMBER 94-13 CANADIAN
             IMPERIAL BANK LOC++                                                           3.60            9/2/22         5,855,000
  2,200,000  IRVINE CA IMPROVEMENT BOND ACT 1915 IDR BONDS BAYERISCHE HYPO LOC++           3.60            9/2/15         2,200,000
  6,400,000  IRVINE CA IMPROVEMENT BOND ACT 1915 IDR BONDS KBC BANK N.V. LOC++             3.60            9/2/24         6,400,000
  7,100,000  IRVINE CA IMPROVEMENT BOND ACT IDR BONDS BAYERISCHE VEREINSBANK LOC++         3.60            9/2/23         7,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)

$ 3,215,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE RV
             CAPITAL IMPORTANT BAYERISCHE VEREINSBANK LOC++                                3.40%          11/1/10      $  3,215,000
  9,700,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE RV
             CAPITAL IMPORTANT BAYERISCHE VEREINSBANK LOC++                                3.40           11/1/10         9,700,000
  1,500,000  IRVINE CA STATE RV IRVINE EAST INVESTMENT COMPANY++                           3.35           12/1/05         1,500,000
  4,155,000  KERN COUNTY CA COP KERN PUBLIC FACILITIES SERIES B BAYERISCHE
             LANDESBANK LOC++                                                              3.40            8/1/06         4,155,000
  1,500,000  KERN COUNTY CA COP KERN PUBLIC FACILITIES SERIES D BAYERISCHE
             LANDESBANK LOC++                                                              3.40            8/1/06         1,500,000
    100,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR WESTWOOD PARK APARTMENTS
             SERIES K BANK OF AMERICA LOC++                                                3.35           12/1/07           100,000
  9,890,000  LONG BEACH CA HBR RV SERIES SG 147++                                          3.35           5/15/25         9,890,000
  2,800,000  LOS ANGELES CA MFHR BONDS MASSELIN MANOR HOUSING PROJECT
             BANK OF AMERICA LOC++                                                         3.45            7/1/15         2,800,000
 10,995,000  LOS ANGELES CA CONVENTION & EXHIBITION++                                      3.41           8/15/04        10,995,000
  2,400,000  LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC RV SECOND
             ISSUE SERIES B++                                                              3.30            2/1/10         2,400,000
  9,500,000  LOS ANGELES CA DEPARTMENT WATER & POWER WATERWORKS RV DEXIA PUBLIC
             FINANCE BANK LOC++                                                            3.40            7/1/35         9,500,000
  2,995,000  LOS ANGELES CA HARBOR DEPARTMENT RV TRANSPORTATION CLASS F
             SERIES 7++                                                                    3.05           11/1/26         2,995,000
  8,790,000  LOS ANGELES CA HOUSING AUTHORITY MFHR ROWLAND HEIGHTS APARTMENTS
             SERIES A WASHINGTON MUTUAL BANK LOC++                                         3.35            8/1/30         8,790,000
  4,400,000  LOS ANGELES CA MFHR LA BREA APARTMENTS SERIES G++                             3.30           12/1/30         4,400,000
    100,000  LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB INSURED++           3.80            8/1/26           100,000
  5,500,000  LOS ANGELES CA P-FLOATS-PA 554++                                              3.30            9/1/15         5,500,000
  3,210,000  LOS ANGELES CA SERIES 709++                                                   3.30            9/1/09         3,210,000
 11,000,000  LOS ANGELES CA TREASURY SERIES N8 RED D BANK OF NY LOC++                      3.45           6/29/01        11,000,000
  9,250,000  LOS ANGELES CA USD COP BELMONT LEARNING COMPLEX SERIES A
             COMMERZBANK A.G. LOC++                                                        3.25           12/1/17         9,250,000
 11,855,000  LOS ANGELES CA USD COP SERIES B                                               4.50           10/1/01        11,892,847
 24,455,000  LOS ANGELES CA USD GO BONDS TAX RV ANTICIPATION NOTES
             SERIES II-R-35 FGIC INSURED++                                                 3.15            7/1/21        24,455,000
  5,445,000  LOS ANGELES CA USD GO BONDS++                                                 3.30            7/1/21         5,445,000
  5,000,000  LOS ANGELES CA USD SERIES 1179++                                              3.05           2/14/02         5,000,000
 20,000,000  LOS ANGELES COUNTY CA GO BONDS TAX & RV ANTICIPATION NOTES SERIES A           5.00           6/29/01        20,039,736
  1,725,000  LOS ANGELES COUNTY CA GO SCHOOLS POOLED FINANCING PROGRAM COP
             POOLED TRANS SERIES B                                                         5.00           10/2/01         1,735,025
  3,500,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY RV++              3.15            7/1/16         3,500,000
    200,000  LOS ANGELES COUNTY CA PENSION OBLIGATION BONDS SERIES B AMBAC INSURED++       3.35           6/30/07           200,000
  4,250,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY RV
             SERIES SG-12++                                                                3.90           10/1/19         4,250,000
  5,000,000  LOS ANGELES COUNTY CA SCHOOLS POOL FINANCING PROGRAM COP SERIES A             5.00            7/2/01         5,008,725
 15,500,000  LOS ANGELES COUNTY CA TAXABLE PENSION OBLIGATION BONDS SERIES C
             AMBAC INSURED++                                                               3.35           6/30/07        15,500,000
 11,000,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMUNITY SALES TAX RV SERIES A          6.75            7/1/01        11,283,301
  3,500,000  MARYSVILLE CA JOINT USD TAX & RV++                                            4.75          10/11/01         3,516,844
 16,090,000  METROPOLITAN WATER DISTRICT CA++                                              3.30           8/05/22        16,090,000
  9,995,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV
             FLOATER SERIES 154++                                                          2.75            7/1/27         9,995,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)

$ 4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV
             PUTTERS SERIES 116++                                                          3.38%           7/1/21      $  4,000,000
 16,100,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV
             SERIES A AMBAC INSURED++                                                      3.40            6/1/23        16,100,000
 11,400,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV
             SERIES B-3 WEST DEUTSCHE LANDESBANK LOC++                                     3.60            7/1/35        11,400,000
  8,055,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV
             SERIES SG-128++                                                               3.40            7/1/30         8,055,000
 18,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE SERIES A U.S. BANK TRUST
             LOC++                                                                         3.40           8/15/33        18,000,000
  3,000,000  MODESTO CA IRRIGATION DISTRICT COP REFERENDUM & CAPITAL
             IMPROVEMENTS SERIES A MBIA INSURED                                            6.00           10/1/01         3,044,393
  3,900,000  MODESTO CA MFHR LIVE OAK APARTMENTS U.S. BANK TRUST LOC++                     3.40           9/15/24         3,900,000
  5,100,000  MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A++                 3.50           12/1/15         5,100,000
  2,900,000  MONTEBELLO CA IDA IDR SUNCLIPSE BANK OF AMERICA LOC++                         3.00            4/1/15         2,900,000
  2,600,000  MONTEREY COUNTY CA FINANCE AUTHORITY RV RECLAMATION & DISTRICT
             CREDIT LOCAL DE FRANCE LOC++                                                  3.40            9/1/36         2,600,000
  3,000,000  MORGAN CITY GOLDEN GATE CA                                                    2.35           6/19/01         3,000,000
  5,890,000  MORGAN HILL CA USD SERIES SG 145++                                            3.30            8/1/25         5,890,000
  1,500,000  MSR PUBLIC POWER AUTHORITY CA SAN JUAN RV SERIES F                            5.45            7/1/01         1,506,286
 15,950,000  MSR PUBLIC POWER AGENCY CA POWER RV SAN JUAN SERIES F MBIA INSURED++          3.60            7/1/22        15,950,000
 33,935,104  NEWMAN CAP TRAIL++                                                            3.45            4/1/32        33,935,104
  9,300,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES A++             3.25           12/1/29         9,300,000
 15,000,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES A
             BANK OF AMERICA LOC++                                                         3.75           10/1/26        15,000,000
 15,000,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES B
             BANK OF AMERICA LOC++                                                         3.75           10/1/26        15,000,000
 12,600,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES C
             BANK OF AMERICA LOC++                                                         3.75           10/1/26        12,600,000
 10,400,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL PRESBYTERIAN
             HOSPITAL BANK OF AMERICA LOC++                                                3.75           10/1/22        10,400,000
  8,500,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE RV SERIES A-1
             FSA INSURED++                                                                 3.30            8/1/21         8,500,000
  4,200,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV ALISO CREEK SERIES B LOC++          3.35           11/1/22         4,200,000
  8,749,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV HARBOR POINTE ISSUE D++             3.30           12/1/06         8,749,000
  1,700,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV NIGUEL SUMMIT 1 SERIES A++          3.35           11/1/09         1,700,000
  3,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV PARK RIDGE VILLAS
             FNMA INSURED++                                                                3.30          11/15/28         3,900,000
  3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR POINTE NIGUEL SERIES C
             U.S. BANK TRUST LOC++                                                         3.35           11/1/22         3,000,000
 28,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A FHLMC INSURED++          3.30           12/1/06        28,100,000
 11,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A
             U.S. BANK TRUST LOC++                                                         3.45            4/1/24        11,000,000
  9,000,000  ORANGE COUNTY CA COMMERCIAL PAPER                                             2.35           6/12/01         9,000,000
  4,200,000  ORANGE COUNTY CA HOUSING AUTHORITY APARTMENT DEVELOPMENT RV
             OASIS MARTINIQUE SERIES I++                                                   3.35           6/15/28         4,200,000
  1,000,000  ORANGE COUNTY CA IMPROVEMENT BONDS IDA RV SOCIETE GENERALE LOC++              3.80            9/2/18         1,000,000
  3,300,000  ORANGE COUNTY CA SANITATION DISTRICT COP SERIES B                             6.75            8/1/01         3,406,335
    450,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV++                         3.60            8/1/16           450,000
 43,300,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV SERIES A DEXIA
             PUBLIC FINANCE BANK LOC++                                                     3.60            8/1/29        43,300,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$25,700,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV SERIES B DEXIA
             PUBIC FINANCE BANK LOC++                                                      3.60%           8/1/30      $ 25,700,000
  5,875,000  PENINSULA CORRIDOR JT POWERS                                                  3.95          10/19/01         5,881,196
  5,000,000  PORT OF OAKLAND CA                                                            2.55           7/13/01         5,000,000
  4,995,000  PORT OAKLAND CA P-FLOATS PA 666++                                             3.35           11/1/17         4,995,000
  3,400,000  PORT OAKLAND CA PORT RV SERIES A1 REGULATION D++                              3.50           11/1/22         3,400,000
  4,000,000  PORT OAKLAND CA TRANSPORTATION RV SERIES 5++                                  3.05           11/1/12         4,000,000
  2,095,000  PORT OAKLAND CA TRANSPORTATION RV SERIES K++                                  3.05           11/1/21         2,095,000
  4,000,000  RANCHO CA WATER DISTRICT FINANCE AUTHORITY RV++                               6.43           9/11/01         4,135,641
  8,858,000  RIVERSIDE COUNTY CA                                                           2.40           7/26/01         8,858,000
  1,000,000  RIVERSIDE COUNTY CA                                                           6.50            6/1/01         1,025,613
  2,245,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD RV MBIA
             INSURED++                                                                     3.25            6/1/16         2,245,000
 22,600,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD RV
             SOUTHWEST JUSTICE SERIES B++                                                  3.35           11/1/32        22,600,000
  1,300,000  RIVERSIDE COUNTY CA IDA RV BUSINESS FORMS INCORPORATED RABOBAK
             NEDERLAND LOC++                                                               3.45            4/5/14         1,300,000
  1,400,000  RIVERSIDE COUNTY CA INDUSTRIAL DEVELOPMENT AUTHORITY++                        3.45           7/05/14         1,400,000
 30,000,000  RIVERSIDE COUNTY CA SFA SERIES N10++                                          3.55          10/19/01        30,000,000
  5,500,000  RIVERSIDE CA PUBLIC FINANCING AUTHORITY LEASE RV SERIES A BNY
             WESTERN TRUST COMPANY LOC                                                     5.00            4/1/02         5,602,974
  2,380,000  SACRAMENTO CA CITY FINANCING AUTHORITY RV++                                   6.70           11/1/01         2,466,539
  1,750,000  SACRAMENTO CA CITY FINANCING AUTHORITY RV                                     6.80           11/1/01         1,814,631
  1,200,000  SACRAMENTO CA MFHR SMOKETREE SERIES A++                                       3.35           4/15/10         1,200,000
  6,000,000  SACRAMENTO CA MUNICIPAL UTILITY                                               2.40            4/9/01         6,000,000
  4,100,000  SACRAMENTO CA UTILITY DISTRICT ELECTRIC RV SERIES Y                           6.75            9/1/01         4,245,089
  6,300,000  SACRAMENTO COUNTY CA MFHR HIDDEN OAKS APARTMENTS SERIES C++                   3.40           5/15/29         6,300,000
  6,000,000  SACRAMENTO COUNTY CA MFHR NORMANDY PARK SR APARTMENTS SERIES A++              3.40           2/15/33         6,000,000
  5,000,000  SACRAMENTO COUNTY CA MFHR STONE CREEK APARTMENTS++                            3.30          11/15/27         5,000,000
 10,600,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
             UTILITY RV SERIES A BANK OF NEW YORK LOC++                                    3.05           12/1/19        10,600,000
  3,000,000  SACRAMENTO COUNTY CA TAX & REVENUE GO                                         5.00           10/4/01         3,016,946
  1,000,000  SACRAMENTO COUNTY CA TAX & REVENUE                                            5.25           10/4/01         1,006,753
  3,700,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES I                                2.80            4/9/01         3,700,000
  3,000,000  SALINAS CA MFHR BRENTWOOD GARDEN SERIES A++                                   3.30           5/15/27         3,000,000
  5,000,000  SAN BERNARDINO CA SCHOOL HEALTH CARE SYSTEM RV SISTERS OF CHARITY
             SERIES A                                                                      7.00           7/01/01         5,148,632
 10,330,000  SAN BERNARDINO COUNTY CA                                                      5.50           9/28/01        10,450,145
  1,655,000  SAN BERNARDINO COUNTY CA++                                                    3.30            3/1/10         1,655,000
  1,500,000  SAN BERNARDINO COUNTY CA COP COUNTY CENTER REFINANCING CANADIAN
             IMPERIAL BANK LOC++                                                           3.40            7/1/15         1,500,000
 19,000,000  SAN BERNARDINO COUNTY CA COP HEALTH CARE RV MEDICAL CENTER
             FINANCING MBIA INSURED++                                                      3.25            8/1/26        19,000,000
 10,200,000  SAN BERNARDINO COUNTY CA COP MBIA INSURED++                                   3.35            8/1/28        10,200,000
 16,000,000  SAN BERNARDINO COUNTY CA MFHR++                                               3.45           8/25/30        16,000,000
  5,000,000  SAN BERNARDINO COUNTY CA MFHR ALTA LOMA HERITAGE SERIES A
             CALIFORNIA FEDERAL BANK LOC++                                                 3.30            2/1/23         5,000,000
  2,085,000  SAN BERNARDINO COUNTY CA MFHR GOLD WEST PHASE  2 & 3 SERIES B
             FHLB INSURED++                                                                3.50            5/1/17         2,085,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS SERIES A++              3.30%          5/15/29      $  6,115,000
  4,725,000  SAN BERNARDINO COUNTY CA MFHR RIVERSIDE DRIVE RIVERSIDE DRIVE
             APARTMENTS SERIES A++                                                         3.50            5/1/17         4,725,000
  2,000,000  SAN DIEGO CA COP++                                                            3.40            8/1/28         2,000,000
    300,000  SAN DIEGO CA MFHR++                                                           3.35            8/1/14           300,000
 15,500,000  SAN DIEGO CA MFHR P FLOAT-PT 474++                                            3.80           6/14/01        15,500,000
  3,500,000  SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS++                         3.35           10/1/15         3,500,000
 15,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER RV SERIES SG++       3.30           5/15/29        15,000,000
  8,020,000  SAN DIEGO CA TAX                                                              5.25           10/2/01         8,075,476
  1,000,000  SAN DIEGO CA USD P FLOATS - PA804++                                           3.30            7/1/22         1,000,000
  6,150,000  SAN DIEGO CA USD SERIES A                                                     5.25           10/4/01         6,199,959
  8,025,000  SAN DIEGO COUNTY CA & SCHOOL DISTRICT SERIES C                                6.00           10/4/01         8,132,949
  1,490,000  SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY++                                 3.45            8/1/20         1,490,000
  2,600,000  SAN DIEGO COUNTY CA MFHR COUNTRY HILLS SERIES A++                             3.35           8/15/13         2,600,000
  9,600,000  SAN DIEGO COUNTY CA MFHR NATIONWIDE SERIES C++                                3.35           4/15/05         9,600,000
  9,400,000  SAN DIEGO COUNTY CA TAX                                                       2.70            5/2/01         9,400,000
 32,000,000  SAN FRANCISCO CA BAY AREA                                                     2.50           6/20/01        32,000,000
    800,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORT DISTRICT SALES TAX
             PA 572++                                                                      3.30            7/1/26           800,000
 12,500,000  SAN FRANCISCO CA CITY & COUNTY                                                4.38          12/13/01        12,556,393
  3,000,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASING RV
             MOSCONE CENTER EXPANSION SERIES 3++                                           3.30            4/1/30         3,000,000
  8,775,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT++                        3.90            5/1/20         8,775,000
 17,410,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT++                        3.50            1/1/27        17,410,000
  4,000,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT SERIES 38A++             3.50            5/1/24         4,000,000
  3,000,000  SAN FRANCISCO CA CITY & COUNTY MFHR FILLMORE CENTER SERIES A-2
             CREDIT SUISSE FIRST BOSTON LOC++                                              3.30           12/1/17         3,000,000
 14,900,000  SAN FRANCISCO CA CITY & COUNTY MFHR ORLANDO CEPEDA PLACE
             SERIES D CITIBANK LOC++                                                       3.40           11/1/33        14,900,000
  5,750,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTIFAMILY
             RV SERIES B-2 CREDIT++                                                        3.30           12/1/17         5,750,000
  2,935,000  SAN JACINTO CA USD COP SERIES A++                                             3.50            9/1/14         2,935,000
 15,000,000  SAN JOAQUIN COUNTY CA                                                         2.75            4/5/01        15,000,000
 11,428,000  SAN JOSE CA INTERNATIONAL AIRPORT                                             3.00           4/10/01        11,428,000
  5,000,000  SAN JOSE CA MFHR++                                                            3.45            5/1/30         5,000,000
  5,000,000  SAN JOSE CA MFHR++                                                            3.45            5/1/30         5,000,000
  1,000,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS SERIES A
             BANK OF AMERICA LOC++                                                         3.42            3/1/32         1,000,000
  3,500,000  SAN JOSE CA MFHR FAIRWAY GLEN APARTMENTS SERIES A++                           3.45           11/1/07         3,500,000
  6,000,000  SAN JOSE CA REDEVELOPMENT AGENCY SERIES A++                                   3.30            7/1/26         6,000,000
  2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
             PACIFIC NATIONAL++                                                            3.35           10/1/07         2,200,000
  2,000,000  SANTA CLARA COUNTY CA FINANCE AUTHORITY SERIES B++                            3.30          11/15/25         2,000,000
 14,600,000  SANTA CLARA COUNTY CA MFHR++                                                  3.40           11/1/07        14,600,000
  3,000,000  SANTA CLARA COUNTY CA TRANSPORTATION RV++                                     3.25           06/1/15         3,000,000
 13,810,000  SANTA CLARA CA ELECTRIC RV SERIES B++                                         3.40           07/1/10        13,810,000
  9,495,000  SIMI VALLEY CA MFHR++                                                         3.95           04/1/26         9,495,000
  3,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH++                                      3.25           06/1/10         3,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE    MATURITY DATE      VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,475,000  SIMI VALLEY CA MFHR SERIES A++                                                3.30%          07/1/23      $  4,475,000
 10,000,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX SERIES 146++                           3.45          08/15/15        10,000,000
  5,400,000  SOUTH PLACER CA WASTEWATER AUTHORITY RV++                                     3.15           05/1/09         5,400,000
  6,500,000  SOUTH PLACER CA WASTEWATER AUTHORITY RV SERIES B++                            3.40           11/1/35         6,500,000
  6,521,000  SOUTHEAST RESOURCE RECOVERY FACILITIES AUTHORITY CA SERIES A
             STATE STREET B&T INSURED++                                                    3.35           12/1/18         6,521,000
  1,500,000  SOUTHERN CA METROPOLITAN WATER DISTRICT WATERWORKS SERIES B-1 WEST
             DEUTSCHE LANDESBANK LOC++                                                     3.60            7/1/35         1,500,000
 18,200,000  STANISLAUS CA WASTE-TO-ENERGY FINANCING AGENCY SOLID WASTE
             FACILITIES ODGEN MARTIN SYSTEMS++                                             3.25            1/1/10        18,200,000
  3,300,000  STATE OF CA GO                                                                2.65           5/29/01         3,300,000
  3,000,000  STATE OF CA GO                                                                2.50            6/1/01         3,000,000
  3,700,000  STATE OF CA GO                                                                2.40            6/5/01         3,700,000
  2,000,000  STATE OF CA GO                                                                2.50            6/8/01         2,000,000
  1,000,000  STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CA RV EAST WEST
             BANK LOC++                                                                    3.45            2/1/28         1,000,000
  2,100,000  TUSTIN CA IMPROVEMENT BOND ACT 1915 SERIES A++                                3.60            9/2/13         2,100,000
    290,000  UNIVERSITY CA RVS++                                                           3.30            9/1/14           290,000
  1,000,000  UNIVERSITY CALIFORNIA EDUCATIONAL FACILITIES SERIES A                         7.00            9/1/01         1,016,594
  1,600,000  UNIVERSITY CALIFORNIA EDUCATIONAL FACILITIES SERIES 529++                     3.30            9/1/16         1,600,000
  3,500,000  UNIVERSITY OF CALIFORNIA                                                      2.85            4/4/01         3,500,000
  6,050,000  VACAVILLE CA MFHR QUAIL RUN SERIES A++                                        3.35           7/15/18         6,050,000
  2,700,000  VALLECITOS CA WATER DISTRICT COP TWIN OAKS RESERVOIR++                        3.40            7/1/30         2,700,000
  7,300,000  VALLEJO CA MFHR++                                                             3.45            1/1/08         7,300,000
  4,800,000  VALLEJO CA MFHR HIGHLANDS++                                                   3.40            6/1/07         4,800,000
  2,900,000  WALNUT CREEK CA MFHR CREEKSIDE DRIVE APARTMENTS LOC BANK OF
             AMERICA++                                                                     3.70            4/1/07         2,900,000
  3,750,000  WEST CONTRA COSTA CA UNIFIED SCHOOL DISTRICT EDUCATION
             FACILITIES RV TRAN                                                            5.00            8/8/01         3,777,182
  2,690,000  WESTMINSTER CA REDEVELOPMENT AGENCY SERIES A                                  7.30            8/1/01         2,781,114

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $2,407,133,718)                                                           2,399,533,718
                                                                                                                     --------------

PUERTO RICO MUNICIPAL SECURITIES - 9.32%
  4,700,000  PUERTO RICO CHILDRENS TRUST FUND SERIES 149++                                 3.50            7/1/08         4,700,000
  2,300,000  PUERTO RICO COMMONWEALTH++                                                    3.30            7/1/16         2,300,000
 17,000,000  PUERTO RICO COMMONWEALTH++                                                    3.30            7/1/23        17,000,000
  1,330,000  PUERTO RICO COMMONWEALTH GO BONDS SERIES                                      3.25            7/1/29         1,330,000
  9,720,000  PUERTO RICO COMMONWEALTH GO SERIES 125                                        3.25            7/1/27         9,720,000
  4,800,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK++                        3.30           12/1/15         4,800,000
  6,090,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             HIGHWAY RV FLOATS PA 548R++                                                   3.30            7/1/15         6,090,000
  2,390,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             HIGHWAY RV FLOATS PA 605++                                                    3.30            7/1/26         2,390,000
  2,400,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             HIGHWAY RV MBIA-IBC CREDIT SUPPORT++                                          3.15           8/11/10         2,400,000
  9,700,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             RV P- FLOATS PA 331++                                                         3.30            7/1/14         9,700,000
  1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY RV
             SERIES 472++                                                                  3.30            7/1/18         1,000,000
 11,500,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             TRANSPORTATION RV SERIES B MBIA INSURED++                                     3.00            7/1/35        11,500,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE      VALUE
PUERTO RICO MUNICIPAL SECURITIES (continued)
$ 2,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY FLOATS
             PA 498++                                                                      3.30%           7/1/28    $    2,000,000
  7,825,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA RV
             SERIES 139++                                                                  2.75            7/1/28         7,825,000
  9,200,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE RV++                                  2.13            7/1/28         9,200,000
  5,820,000  PUERTO RICO COMMONWEALTH SERIES 642                                           3.30            7/1/12         5,820,000
  9,795,000  PUERTO RICO ELECTRIC POWER AUTHORITY ELECTRIC RV++                            3.30            7/1/07         9,795,000
  1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY ELECTRIC RV SERIES P                     7.00            7/1/01         1,029,419
 18,400,000  PUERTO RICO ELECTRIC POWER AUTHORITY RV CLASS F SERIES 16 HH++                3.00            7/1/13        18,400,000
  2,675,000  PUERTO RICO GO BONDS++                                                        3.30            7/1/10         2,675,000
 26,084,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       4.00           4/11/01        26,084,000
 14,159,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       2.25            5/3/01        14,159,000
  5,020,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       2.25            5/3/01         5,020,000
  6,800,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       3.00           4/23/01         6,800,000
  4,867,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       2.45           4/24/01         4,867,000
 24,507,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                       3.00           8/24/01        24,507,000
  7,200,000  PUERTO RICO INFRASTRUCTURE++                                                  3.15           10/1/34         7,200,000
 12,500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A                                 5.00            8/1/01        12,561,295
  3,820,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY RV PA 577++                            3.30            7/1/27         3,820,000
  5,515,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY RV SERIES 416++                        3.25            7/1/21         5,515,000
  2,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION++                                      3.30            6/1/16         2,000,000
  6,315,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION++           3.30            6/1/19         6,315,000
  1,195,000  PUERTO RICO PUBLIC FINANCE CORPORATION RV SERIES 111++                        3.25            6/1/26         1,195,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $242,117,714)                                                              249,717,714
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,649,251,432)*                                98.91%                                                         $2,649,251,432
OTHER ASSETS AND LIABILITIES NET                       1.09                                                              29,242,419
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $2,678,493,851
                                                     ======                                                          ==============

++       VARIABLE RATE
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 3.22%
$205,354,966  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-1++        5.09%         11/27/01    $  205,354,966
 163,401,430  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-2          6.68          11/27/01       163,401,430
 134,295,086  WFP TOWER FINANCE CORPORATION++                                              5.41            4/6/01       134,295,086

TOTAL ASSET BACKED SECURITIES (COST $503,051,482)                                                                       503,051,482
                                                                                                                     --------------

BANK NOTES - 1.60%
 175,000,000  BANK ONE                                                                     6.61           4/26/01       175,000,000
  75,000,000  BANK ONE                                                                     6.65          10/18/01        74,992,235

TOTAL BANK NOTES (COST $249,992,235)                                                                                    249,992,235
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 11.61%
  50,000,000  BAYERISCHE LANDESBANK                                                        6.62           4/30/01        50,000,376
 100,000,000  COMMERZBANK, NY                                                              5.80            4/5/01       100,000,000
 153,000,000  COMMERZBANK, NY                                                              6.99           7/17/01       153,022,796
 200,000,000  COMMERZBANK, NY                                                              5.27           1/14/02       200,022,700
  80,000,000  DRESDNER BANK AG                                                             5.25           1/11/02        79,994,010
 100,000,000  HALIFAX PLC                                                                  4.99           4/27/01       100,000,000
 500,000,000  HYPOVEREINSBANK, NY                                                          4.96           4/24/01       500,000,000
  53,000,000  ING BANK NV                                                                  5.27            4/5/01        53,000,068
  30,000,000  MERITA BANK                                                                  6.10            7/3/01        30,000,743
 250,000,000  NATEXIS BANQUE POPULAIRE                                                     5.49           4/20/01       250,000,000
 200,000,000  NORDEUTSCHE LANDESBANK GZ, NY                                                5.54           4/10/01       200,000,000
 100,000,000  SOCIETE GENERALE                                                             5.76            4/9/01       100,000,383

TOTAL CERTIFICATES OF DEPOSIT (COST $1,816,041,076)                                                                   1,816,041,076
                                                                                                                     --------------

COMMERCIAL PAPER - 55.79%
 100,000,000  ABBOTT LABORATORIES++                                                        5.18##          3/1/02       100,000,000
  70,500,000  AEGON FUNDING**                                                              5.27##         5/14/01        70,072,300
  50,000,000  ALLIED IRISH BANK                                                            5.45##         4/10/01        49,939,444
 157,500,000  ALPINE SECURITIZATION CORPORATION**                                          5.32##          5/2/01       156,810,938
 130,000,000  AMSTEL FUNDING CORPORATION**                                                 5.44##          4/2/01       130,000,000
 319,636,000  AMSTEL FUNDING CORPORATION**                                                 5.37##          5/2/01       318,221,611
 210,000,000  AMSTEL FUNDING CORPORATION**                                                 5.36##         5/15/01       208,673,092
 110,000,000  AQUINAS FUNDING LLC**                                                        5.45##          4/2/01       110,000,000
 100,000,000  ATLANTIS ONE-FUNDING CORPORATION**                                           5.38##         4/27/01        99,629,861
 175,000,000  ATLANTIS ONE-FUNDING CORPORATION**                                           5.37##         4/27/01       174,354,688
  40,000,000  BANC ONE AUSTRALIA                                                           5.31##         5/14/01        39,755,467
 100,000,000  BANC ONE FINANCIAL CORPORATION**                                             5.30##         6/18/01        98,887,778
 200,000,000  BAVARIA TRR**                                                                5.12##         4/11/01       199,744,500
  70,000,000  BAYERISCHE HYPOVEREINS BANK                                                  5.53##         4/11/01        69,904,625
  75,000,000  BILLS SECURITIZATION LIMITED                                                 5.59##         4/10/01        74,908,167
  50,000,000  BILLS SECURITIZATION LIMITED                                                 4.89##          7/9/01        49,344,625
  50,000,000  BILLS SECURITIZATION LIMITED                                                 5.46##          7/9/01        49,278,611
 100,000,000  BILLS SECURITIZATION LIMITED                                                 4.92##         8/27/01        98,035,917
  94,284,000  COMPASS SECURITIZATION LLC**                                                 5.50##          4/2/01        94,284,000
  90,000,000  COMPASS SECURITIZATION LLC**                                                 5.02##         4/24/01        89,725,000
  95,000,000  COMPASS SECURITIZATION LLC**                                                 5.02##         4/26/01        94,683,333
  43,000,000  CROWN POINT CAPITAL COMPANY LLC**                                            5.26##         4/12/01        42,937,411

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
COMMERCIAL PAPER (continued)
$100,000,000  CROWN POINT CAPITAL COMPANY LLC**                                            5.06%##         6/6/01    $   99,097,223
 121,419,000  CROWN POINT CAPITAL COMPANY LLC**                                            4.79##         6/18/01       120,190,611
  50,000,000  CXC INCORPORATED**                                                           5.00##         6/14/01        49,500,153
 101,628,000  DELAWARE FUNDING CORPORATION**                                               5.07##          5/9/01       101,102,611
  70,500,000  DORADA FINANCE INCORPORATED**                                                5.68##         4/17/01        70,335,500
 140,000,000  FALCON ASSET SECURITIZATION CORPORATION**                                    5.07##          5/8/01       139,294,400
 100,000,000  GALICIA BUENOS AIRES FUNDING CORPORATION**                                   4.60##         9/19/01        97,875,000
 101,275,000  GIRO FUNDING CORPORATION**                                                   5.11##          5/2/01       100,847,113
 200,000,000  GREENWICH FUNDING CORPORATION**                                              5.02##         4/23/01       199,416,667
  75,000,000  GREYHAWK FUNDING LLC**                                                       5.45##         5/25/01        74,409,271
 100,000,000  HALOGEN CAPITAL COMPANY LLC**                                                5.71##         4/12/01        99,843,611
 100,000,000  IRISH PERMANENT TREASURY PLC                                                 6.57##         4/17/01        99,731,667
 100,000,000  IRISH PERMANENT TREASURY PLC                                                 6.58##         4/18/01        99,713,778
  25,000,000  IRISH PERMANENT TREASURY PLC                                                 6.66##         4/20/01        24,919,500
  15,142,000  IVORY FUNDING CORPORATION**                                                  5.05##         4/23/01        15,097,571
  94,363,000  IVORY FUNDING CORPORATION**                                                  5.05##         4/26/01        94,046,570
  91,725,000  JUPITER SECURITIZATION CORPORATION**                                         5.00##         4/24/01        91,435,881
  18,610,000  JUPITER SECURITIZATION CORPORATION**                                         5.08##         5/10/01        18,510,799
  79,000,000  K2 (USA) LLC**                                                               6.68##          4/5/01        78,957,406
  25,320,000  K2 (USA) LLC**                                                               6.74##          5/9/01        25,152,150
  47,000,000  K2 (USA) LLC**                                                               5.42##         6/15/01        46,487,961
  56,700,000  K2 (USA) LLC**                                                               5.32##         7/30/01        55,729,140
 100,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                        6.03##          7/6/01        98,456,250
 100,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                        4.65##        12/19/01        96,737,500
 150,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       5.06##          6/1/01       148,750,001
 125,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       5.30##         7/25/01       122,953,543
 198,600,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       4.70##         8/31/01       194,768,124
  85,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                       4.92##         8/31/01        83,286,885
 200,261,000  LONE STAR FUNDING**                                                          5.06##          6/5/01       198,480,904
 180,219,000  LONE STAR FUNDING**                                                          5.07##          6/7/01       178,566,993
 100,000,000  MERRILL LYNCH & COMPANY                                                      5.53##         4/16/01        99,788,056
  93,262,000  MOAT FUNDING LLC**                                                           6.83##         5/15/01        92,536,811
 100,000,000  MOAT FUNDING LLC**                                                           5.33##         5/24/01        99,240,222
 140,000,000  MOAT FUNDING LLC**                                                           5.03##         6/14/01       138,591,912
  63,000,000  MOAT FUNDING LLC**                                                           4.92##         9/14/01        61,614,000
  31,231,000  MONT BLANC CAPITAL CORPORATION**                                             5.12##         4/25/01        31,129,239
 154,743,000  NEPTUNE FUNDING CORPORATION**                                                5.05##         4/30/01       154,137,611
 189,921,000  NEPTUNE FUNDING CORPORATION**                                                5.18##         5/10/01       188,892,578
 100,000,000  NEWPORT FUNDING LLC**                                                        5.55##         4/10/01        99,878,444
  50,000,000  NORDBANKEN (SWEDEN)                                                          5.22##          7/9/01        49,304,472
 100,000,000  PARADIGM FUNDING LLC**                                                       5.50##          4/2/01       100,000,000
 150,000,000  PARADIGM FUNDING LLC**                                                       5.23##         4/12/01       149,783,333
 194,764,000  PARK AVENUE RECEIVABLES CORPORATION**                                        4.99##         4/23/01       194,199,347
  48,463,000  PERRY GLOBAL FUNDING LIMITED**                                               4.91##         6/13/01        47,992,909
  86,507,000  PERRY GLOBAL FUNDING LIMITED**                                               4.80##         6/13/01        85,685,184
 106,023,000  PERRY GLOBAL FUNDING LIMITED**                                               4.86##         6/28/01       104,793,133
 141,486,000  PERRY II FUNDING CORPORATION (ACE)**                                         5.13##         5/18/01       140,569,407

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
COMMERCIAL PAPER (continued)
$ 27,237,000  REPEAT OFFERING SECURITIZATION ENTITY**                                      5.53%##        4/30/01    $   27,121,546
 200,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                   4.92##         4/18/01       199,564,444
 125,000,000  SIGMA FINANCE INCORPORATED**                                                 5.22##          6/1/01       123,931,250
  65,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLES                                         5.69##          4/6/01        64,959,411
              COOPERATIVE CORPORATION**
  75,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE                                          5.38##          5/2/01        74,668,125
              COOPERATIVE CORPORATION**
  50,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE                                          5.38##          5/4/01        49,764,000
              COOPERATIVE CORPORATION**
  50,000,000  SPINTAB AB                                                                   5.66##         4/17/01        49,883,750
  50,000,000  SURREY FUNDING CORPORATION**                                                 5.11##          5/7/01        49,753,542
 102,000,000  SURREY FUNDING CORPORATION**                                                 5.12##         5/11/01       101,439,765
 175,000,000  SURREY FUNDING CORPORATION**                                                 5.12##         5/14/01       173,964,876
  39,700,000  SURREY FUNDING CORPORATION**                                                 5.03##         5/16/01        39,457,389
 190,400,000  SURRY FUNDING CORPORATION**                                                  5.35##         5/17/01       189,143,360
  55,255,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                            5.54##          4/6/01        55,221,417
  95,819,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                            5.52##         4/20/01        95,557,893
 150,000,000  TULIP FUNDING**                                                              5.00##         4/26/01       149,502,000
 100,000,000  UBS FINANCIAL DELAWARE                                                       5.50##          4/2/01       100,000,000

TOTAL COMMERCIAL PAPER (COST $8,724,955,577)                                                                          8,724,955,577
                                                                                                                     --------------

CORPORATE BONDS & NOTES - 9.05%
 100,000,000  BAYER CORPORATION                                                            4.75           3/19/02        99,972,113
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED                                          5.22           2/12/02       100,000,000
  50,000,000  CC (USA) INCORPORATED**                                                      7.45           5/21/01        50,009,000
 113,000,000  H.J. HEINZ COMPANY**                                                         6.82          11/15/01       113,000,000
 270,000,000  MARSHALL & ISLEY BANK                                                        6.75           12/3/01       270,000,000
 150,000,000  MERCK & COMPANY INCORPORATED**                                               5.10           2/22/02       150,000,000
 100,000,000  MERRILL LYNCH & COMPANY                                                      5.27            2/8/02        99,995,862
 233,000,000  SIGMA FINANCE INCORPORATED**                                                 5.28           2/22/02       233,000,000
 175,000,000  SYNDICATED LOAN FUNDING TRUST++                                              5.00           4/12/01       175,000,000
 125,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-18                                 6.88          11/13/01       125,000,000

TOTAL CORPORATE BONDS & NOTES (COST $1,415,976,975)                                                                   1,415,976,975
                                                                                                                     --------------

MUNICIPAL DEMAND NOTES - 0.11%
   7,100,000  DURHAM NC COP SERIES B++                                                     5.20            7/1/03         7,100,000
   8,525,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC++                            5.17          12/15/26         8,525,000
   1,300,000  PRINCE WILLIAM COUNTY VA TAXABLE NOTES SERIES A                              5.20            3/1/17         1,300,000
              WACHOVIA BANK OF NORTH CAROLINA LOC++

TOTAL MUNICIPAL DEMAND NOTES (COST $16,925,000)                                                                          16,925,000
                                                                                                                     --------------

TIME DEPOSITS - 3.10%
   5,125,744  BANQUE BRUXELLES LAMBERT, LONDON                                             5.50            4/2/01         5,125,744
 330,000,000  CAISSE DES DEPOTS ET CONSIGNATION, PARIS                                     5.38            4/2/01       330,000,000
 150,000,000  DEUTSCHE BANK, TORONTO                                                       5.44            4/2/01       150,000,000

TOTAL TIME DEPOSITS (COST $485,125,744)                                                                                 485,125,744
                                                                                                                     --------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
FLOATING RATE FUNDING AGREEMENTS - 2.83%
$ 42,250,000  ALLSTATE LIFE INSURANCE COMPANY++                                            6.50%         10/18/01    $   42,250,000
  50,000,000  GE LIFE & ANNUITY++                                                          5.28            7/2/01        50,000,000
  50,000,000  GE LIFE & ANNUITY++                                                          5.32            7/2/01        50,000,000
 250,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY++                             6.52          10/12/01       250,000,000
  50,000,000  UNITED OF OMAHA INSURANCE COMPANY++                                          5.37           6/27/01        50,000,000

FLOATING RATE FUNDING AGREEMENTS (COST $442,250,000)                                                                    442,250,000
                                                                                                                    ---------------

FLOATING RATE NOTES - AGENCY - 0.32%
  50,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                           5.34           3/14/02        50,064,819

FLOATING RATE NOTES - AGENCY (COST $50,064,819)                                                                          50,064,819
                                                                                                                    ---------------

FLOATING RATE NOTES - CORPORATE - 9.67%
  90,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA++                                    4.86           6/26/01        90,000,000
  90,000,000  BAVARIA FUNDING++                                                            5.00           4/20/01        90,000,000
  21,250,000  BEAR STEARNS & COMPANY INCORPORATED++                                        5.41            4/9/01        21,249,964
  50,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                        5.21           6/15/01        50,000,000
  85,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                        5.13           1/30/02        85,000,000
 200,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                        5.13           3/28/02       200,000,000
 120,100,000  BEAR STEARNS & COMPANY INCORPORATED++                                        5.78            8/1/01       120,174,560
  22,000,000  CHRISTIANIA BANK++                                                           4.75           9/19/01        21,977,402
 100,000,000  GE LIFE & ANNUITY++                                                          5.29          12/27/01       100,000,000
  25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                           5.85           1/14/02        25,039,428
 150,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                           4.94           3/21/02       150,000,000
 204,000,000  NORTHERN ROCK PLC++                                                          5.23           2/12/02       204,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                               5.15           3/15/02       100,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                               5.26            3/8/02        99,990,687
  15,000,000  SIGMA FINANCE INCORPORATED++**                                               5.04            6/7/01        15,001,226
  75,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-17++                               5.29          11/13/01        75,000,000
  65,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-6++                                5.49           8/15/01        65,000,000

FLOATING RATE NOTES - CORPORATE (COST $1,512,433,267)                                                                 1,512,433,267
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 2.52%
 200,000,000  DEUTSCHE BANK SECURITIES INCORPORATED REPURCHASE AGREEMENT++                 5.47            4/5/01       200,000,000
 195,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                          5.45            4/5/01       195,000,000

TOTAL REPURCHASE AGREEMENTS (COST $395,000,000)                                                                         395,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $15,611,816,175)*                               99.82%                                                        $15,611,816,175
OTHER ASSETS AND LIABILITIES, NET                      0.18                                                              28,107,986
                                                     ------                                                         ---------------
TOTAL NET ASSETS                                     100.00%                                                        $15,639,924,161
                                                     ======                                                         ===============

++ VARIABLE RATE
## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT"
   EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISER BASED ON THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 15.10%

FEDERAL HOME LOAN BANK - 2.58%
$ 85,322,000  FEDERAL HOME LOAN BANK                                                       5.17%##       07/31/01   $    83,905,656
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.72%
  50,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       5.13##         5/24/01        49,633,834
  15,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       4.85##         6/29/01        14,824,734
  25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       4.91##        11/16/01        24,249,502

                                                                                                                         88,708,070
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.28%
  57,152,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.61##          4/2/01        57,152,000
   8,637,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.37##          5/8/01         8,591,224
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.01##          6/1/01        24,791,250
  42,500,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.21##          6/1/01        42,135,917
  50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.25##        10/12/01        48,651,681
  50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.00##        11/16/01        48,476,835
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.14##        12/14/01        24,128,891
  15,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.12##          2/8/02        14,366,902
  35,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.14##          2/8/02        33,516,702

                                                                                                                        301,811,402
                                                                                                                    ---------------

FINANCING CORPORATION - 0.52%
  17,000,000  FINANCING CORPORATION                                                        5.01##         5/11/01        16,907,752
                                                                                                                    ---------------

TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES (COST $491,332,880)                                                  491,332,880
                                                                                                                    ---------------

SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 16.87%

FEDERAL HOME LOAN BANK - 10.35%
  20,000,000  FEDERAL HOME LOAN BANK                                                       6.66            4/6/01        19,999,843
  30,000,000  FEDERAL HOME LOAN BANK                                                       6.67            4/6/01        29,999,997
  14,500,000  FEDERAL HOME LOAN BANK                                                       5.13           4/17/01        14,493,583
  35,000,000  FEDERAL HOME LOAN BANK                                                       6.68            5/8/01        34,991,301
   6,000,000  FEDERAL HOME LOAN BANK                                                       5.63           6/22/01         6,008,068
  10,970,000  FEDERAL HOME LOAN BANK                                                       7.08           6/29/01        10,978,676
  50,000,000  FEDERAL HOME LOAN BANK                                                       5.82            7/9/01        49,962,994
  20,000,000  FEDERAL HOME LOAN BANK                                                       5.88           8/15/01        19,952,456
  30,000,000  FEDERAL HOME LOAN BANK                                                       6.55           9/28/01        29,998,441
  10,000,000  FEDERAL HOME LOAN BANK                                                       6.17           1/14/02        10,074,791
  25,000,000  FEDERAL HOME LOAN BANK                                                       5.25           1/23/02        25,105,814
  25,000,000  FEDERAL HOME LOAN BANK                                                       4.90            2/7/02        24,971,061
  25,000,000  FEDERAL HOME LOAN BANK                                                       6.75           2/15/02        25,312,802
  34,875,000  FEDERAL HOME LOAN BANK                                                       4.50           3/26/02        34,894,155

                                                                                                                        336,743,982
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.76%
  24,875,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                       6.84           7/25/01        24,884,508
                                                                                                                    ---------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.76%
$ 19,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        7.25%          5/25/01    $   19,013,521
  60,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.64           9/18/01        59,992,783
   5,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        4.63          10/15/01         4,990,541
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        6.63           1/15/02        25,271,957
  78,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.31           1/16/02        78,000,000

                                                                                                                        187,268,802
                                                                                                                     --------------

TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES (COST $548,897,292)                                                548,897,292
                                                                                                                     --------------

FLOATING RATE NOTES - AGENCY - 13.20%

FEDERAL HOME LOAN BANK - 9.82%
  50,000,000  FEDERAL HOME LOAN BANK                                                       4.82           7/20/01        49,980,303
  50,000,000  FEDERAL HOME LOAN BANK                                                       5.11            2/1/02        49,991,832
  25,000,000  FEDERAL HOME LOAN BANK                                                       4.99           2/15/02        24,993,588
  50,000,000  FEDERAL HOME LOAN BANK                                                       5.10            5/1/02        49,983,235
  94,590,000  FEDERAL HOME LOAN BANK                                                       5.16           8/13/02        94,546,647
  50,000,000  FEDERAL HOME LOAN BANK                                                       5.00           9/13/02        49,971,883

                                                                                                                        319,467,488
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.38%
  10,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        4.88           12/3/01         9,997,397
 100,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        5.18            9/5/02        99,965,552

                                                                                                                        109,962,949
                                                                                                                     --------------

TOTAL FLOATING RATE NOTES - AGENCY (COST $429,430,437)                                                                  429,430,437
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 54.91%
 100,000,000  BANC AMERICA REPURCHASE AGREEMENT                                            5.30            4/2/01       100,000,000
 793,600,990  BEAR STEARNS REPURCHASE AGREEMENT                                            5.38            4/2/01       793,600,990
 139,584,202  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT                              5.38            4/2/01       139,584,202
   3,500,000  GOLDMAN SACHS REPURCHASE AGREEMENT                                           5.20            4/2/01         3,500,000
 150,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT                            5.30            4/2/01       150,000,000
  50,000,000  MERRILL LYNCH REPURCHASE AGREEMENT                                           5.30            4/2/01        50,000,000
 550,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                          5.45            4/5/01       550,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,786,685,192)                                                                     1,786,685,192
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,256,345,801)*                               100.08%                                                         $3,256,345,801
OTHER ASSETS AND LIABILITIES, NET                     (0.08)                                                             (2,742,230)
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $3,253,603,571
                                                     ======                                                          ==============


++ VARIABLE RATE.
## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
MUNICIPAL DEMAND NOTES - 99.84%

ALABAMA - 0.53%
$ 6,655,000  BIRMINGHAM BAPTIST MEDICAL CENTER AL SPECIAL CARE FACILITIES
             FINANCE AUTHORITY RV P FLOATS PA 354++                                        3.75%         11/15/16    $    6,655,000
                                                                                                                     --------------

ALASKA - 1.08%
  3,500,000  ALASKA ST HOUSING FINANCE CORPORATION HOUSING RV STATE CAPITAL
             PROJECT SERIES B1                                                             4.35           12/1/01         3,522,755
 10,000,000  VALDEZ ALASKA MARINE TERM RV++                                                3.30            1/1/31        10,000,000

                                                                                                                         13,522,755
                                                                                                                     --------------

ARIZONA - 1.25%
    600,000  APACHE COUNTY AZ PCR TUCSON ELECTRIC POWER PROJECT SERIES 83A
             TORONTO DOMINION BANK LOC++                                                   3.45          12/15/18           600,000
  1,750,000  ARIZONA SCHOOL DISTRICT EDUCATION FACILITIES RV TAX ANTICIPATION
             NOTES FINANCING PROJECT COP AMBAC INSURED                                     4.88           7/31/01         1,758,317
  3,500,000  MARICOPA COUNTY AZ IDA MFHR BONDS FLOATS PROJECT++                            3.80           11/1/32         3,500,000
  4,550,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS
             PROJECT US BANCORP LOC++                                                      3.50           4/15/30         4,550,000
  1,200,000  MARICOPA COUNTY AZ PCR BONDS ARIZONA PUBLIC SERVICE COMPANY SERIES D
             BANK OF AMERICA LOC++                                                         3.70            5/1/29         1,200,000
  3,000,000  MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A
             AMBAC INSURED++                                                               4.88          12/14/01         3,000,000
  1,000,000  TUCSON AZ COP SERIES A                                                        3.50            7/1/01         1,000,173

                                                                                                                         15,608,490
                                                                                                                     --------------

CALIFORNIA - 2.69%
  5,000,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T CA LOC                                              4.70            6/1/01         5,000,000
 10,835,000  CALIFORNIA HOUSING FINANCE AGENCY MFHR SERIES A LANDESBANK HESSEN
             LOC++                                                                         3.80            2/1/35        10,835,000
  6,420,000  CALIFORNIA STATE FOR PREVIOUS SERIES 811++                                    3.40           12/1/24         6,420,000
    200,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY HEALTH CARE
             RV COP MBIA INSURED++                                                         3.75            4/1/28           200,000
  4,100,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MFHR++                   3.55           12/1/34         4,100,000
  2,500,000  ORANGE COUNTY CA HOUSING AUTHORITY APARTMENT DEVELOPMENT RV OASIS
             MARTINIQUE SERIES I FNMA INSURED++                                            3.35           6/15/28         2,500,000
  4,540,000  RIVERSIDE CA UNIFIED SCHOOL DISTRICT COP SCHOOL FACILITIES BOARDING
             REFERENCE PROJECT FSA INSURED                                                 3.85            9/1/01         4,562,648

                                                                                                                         33,617,648
                                                                                                                     --------------

COLORADO - 3.00%
  4,700,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 FLOATS PT 1135++                   3.20           12/1/19         4,700,000
  2,850,000  DENVER CO CITY & COUNTY AIRPORT RV SERIES B WEST DEUTSCHE
             LANDESBANK LOC++                                                              3.55           12/1/20         2,850,000
  2,000,000  EAGLE RANCH METROPOLITAN DISTRICT CO GO SOCIETE GENERALE LOC++                3.60          10/15/18         2,000,000
  3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICTS                                          5.00           6/27/01         3,004,769
  1,500,000  LOWER COLORADO RIVER CO                                                       4.20           4/12/01         1,500,000
  8,965,000  ROARING FORKS CO GO++                                                         3.65            6/1/05         8,965,000
 14,360,000  ROARING FORKS CO SFHR++                                                       3.65           12/1/05        14,360,000

                                                                                                                         37,379,769
                                                                                                                     --------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
DISTRICT OF COLUMBIA - 0.40%

$ 5,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE SFHR SERIES C                            3.50%          3/25/02    $    5,000,000
                                                                                                                     --------------

FLORIDA - 1.13%
  1,000,000  FLORDIA STATE TURNPIKE AUTHORITY                                              6.25            7/1/01         1,006,813
  1,175,000  FLORIDA STATE FLOATER CERTIFICATES SERIES 117++                               3.53            7/1/27         1,175,000
  8,900,000  GREATER ORLANDO FL                                                            3.50            5/7/01         8,900,000
  3,060,000  HILLSBOROUGH COUNTY FL HFA SFHR GNMA & FNMA INSURED++                         4.50            4/1/30         3,060,000

                                                                                                                         14,141,813
                                                                                                                     --------------

GEORGIA - 1.39%
  1,500,000  BUFORD GA HOUSING AUTHORITY MFH RV SERIES 1172++                              3.75            9/1/25         1,500,000
  2,695,000  FULTON COUNTY GA IDR RV GUARANTEED BY AUTOMATIC DATA PROCESSING++             3.55            9/1/12         2,695,000
  5,865,000  LEE COUNTY GA DEVELOPMENT AUTHORITY RV WOODGRAIN MILLWORK
             INCORPORATED PROJECT WEST ONE BANK IDAHO INSURED++                            3.90           10/1/10         5,865,000
  5,000,000  RICHMOND COUNTY GA DEVELOPMENT AUTHORITY SOLID WASTER DISPOSAL
             RV IDR BONDS EVERGREEN NYLON BANQUE NATIONALE PARIS LOC++                     3.60            7/1/32         5,000,000
  2,300,000  ROCKDALE COUNTY GA WATER & SEWER AUTHORITY PCR                                4.75            7/1/01         2,308,405

                                                                                                                         17,368,405
                                                                                                                     --------------

IDAHO - 1.39%
 10,000,000  BOISE CITY ID HOUSING AUTHORITY RV U.S. BANK N.A. LOC++                       4.70           10/1/01        10,000,000
  2,900,000  IDAHO HOUSING & FINANCE ASSOCIATION HOUSING RV BALMORAL APARTMENTS
             PROJECT US BANK LOC++                                                         3.80            5/1/32         2,900,000
  3,000,000  NEZ PERCE COUNTY ID PCR BONDS POTLATCH CORPORATION PROJECT
             BANK ONE CHICAGO LOC++                                                        3.55           12/1/07         3,000,000
  1,500,000  NEZ PERCE COUNTY ID PCR BONDS RATE-DATES-POTLATCH 84
             BANK ONE CHICAGO LOC++                                                        3.60           12/1/14         1,500,000

                                                                                                                         17,400,000
                                                                                                                     --------------

ILLINOIS - 8.21%
  5,080,000  COOK COUNTY IL AMBAC CREDIT SUPPORT                                           6.75           11/1/01         5,278,942
 26,475,000  COOK COUNTY IL GO BONDS AMBAC CREDIT SUPPORT                                  6.25           11/1/01        27,500,588
  1,220,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT RV RECOR
             INCORPORATED PROJECT LASALLE NATIONAL BANK LOC++                              3.62            6/1/08         1,220,000
 10,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION  RV SERIES A3
             HARRIS TRUST & SAVINGS LOC                                                    3.30           6/14/01        10,000,000
  9,250,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY RV ART INSTITUTE OF CHICAGO GO
             OF INSTITUTIONAL++                                                            3.55            3/1/27         9,250,000
  2,200,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RV RESIDENTIAL RENTAL FNMA INSURED++   3.70            4/1/24         2,200,000
  1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATIONAL FACILITIES RV TRINITY
             INTERNATIONAL UNIVERSITY PROJECT SERIES A FIRSTAR BANK N.A.++                 3.60           10/1/30         1,000,000
  3,200,000  ILLINOIS HEALTH CARE AUTHORITY RV NORTHWEST COMMUNITY HOSPITAL
             FIRST NATIONAL BANK OF CHICAGO LOC++                                          3.60            7/1/27         3,200,000
  2,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV ADVOCATE HEALTH CARE
             PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                                 3.60           8/15/22         2,100,000
    300,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV ELMHURST MEMORIAL
             HOSPITAL PROJECT SERIES B NORTHERN TRUST COMPANY LOC++                        3.90            1/1/20           300,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
ILLINOIS (continued)
$13,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV NORTHWEST
             COMMUNITY HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC++                         3.60%           7/1/25    $   13,000,000
  6,900,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV PALOS COMMUNITY
             HOSPITAL PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                        3.55           12/1/15         6,900,000
  2,425,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV SERIES 166
             AMBAC INSURED++                                                               3.55           2/15/24         2,425,000
  3,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY RV BONDS SHERMAN HOSPITAL
             PROJECT 6.75% 8/1/21 MANDATORY PUT 8/1/01 @ 102                               6.75            8/1/01         3,087,036
  3,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY RV MEMORIAL MEDICAL CENTER
             SERIES C KREDIETBANK N.V. LOC++                                               3.55            1/1/16         3,000,000
  6,800,000  LOMBARD IL IDR BONDS 2500 HIGHLAND AVENUE,  MID-AMERICAN
             FEDERAL SAVINGS & LOAN LOC++                                                  3.85           12/1/06         6,800,000
  1,200,000  SCHAUMBERG IL MFH RV WINDSONG APARTMENTS PROJECT LASALLE
             NATIONAL BANK LOC++                                                           3.54            2/1/24         1,200,000
  4,000,000  SPRINGFIELD IL TRANSPORTATION RV GUARANTEED BY ALLIED SIGNAL++                3.55          10/15/16         4,000,000

                                                                                                                        102,461,566
                                                                                                                     --------------

INDIANA - 5.04%
  4,600,000  INDIANA BOND BANK RV SERIES 277 MORGAN STANLEY DEAN WITTER LOC++              3.70            2/1/17         4,600,000
  7,350,000  INDIANA HFFA HEALTH CARE RV ASCENSION HEALTH CREDIT SERIES B++                3.65          11/15/39         7,350,000
  7,600,000  INDIANA HFFA HOSPITAL RV SERIES 271 MBIA INSURED++                            3.70           11/1/19         7,600,000
  3,815,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY RV++                           3.60           10/1/19         3,815,000
  2,000,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY EDUCATION RV ST. MARY
             PROJECT BANK ONE INDIANA N.A LOC++                                            3.55           2/15/26         2,000,000
  8,616,000  INDIANA STATE HFA MFHR PEDCOR INVESTMENTS M-A++                               3.65            1/1/29         8,616,000
  5,000,000  INDIANAPOLIS IN AIRPORT AUTHORITY RV SERIES PA 632++                          3.80          11/15/31         5,000,000
  5,700,000  INDIANAPOLIS IN MFHR++                                                        3.80           11/1/32         5,700,000
  8,700,000  INDIANAPOLIS IN MFHRV HOUSING CROSSING PARTNERS PROJECT
             NATIONAL CITY BANK LOC++                                                      3.75            3/1/31         8,700,000
  3,700,000  MT VERNON IN PCR GENERAL ELECTRIC PROJECT BANK OF NEW YORK LOC++              3.75           11/1/18         3,700,000
  5,800,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE RV REID HOSPITAL &
             HEALTH CARE PROJECTS STAR BANK NA LOC                                         4.35            1/2/02         5,848,989

                                                                                                                         62,929,989
                                                                                                                     --------------

IOWA - 2.35%
 10,395,000  IOWA FINANCE AUTHORITY SFMR SERIES N++                                        3.60            1/1/08        10,395,000
  2,200,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV CLARKE COLLEGE
             PROJECT SERIES A US BANCORP LOC                                               5.50           5/24/01         2,201,492
  3,500,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV MORNINGSIDE
             PROJECT SERIES G US BANCORP LOC                                               5.50           5/24/01         3,502,373
  2,750,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV PALMER
             UNIVERSITY PROJECT SERIES H US BANCORP LOC                                    5.50           5/24/01         2,751,865
  4,700,000  MASON CITY IA IDR SUPERVALU INCORPORATED PROJECT WACHOVIA BANK LOC++          3.75            9/1/14         4,700,000
  5,800,000  URBANDALE IA IDR INTERSTATE ACRES LP PROJECT PRINCIPAL MUTUAL LIFE
             INSURANCE INSURED++                                                           3.60           12/1/14         5,800,000

                                                                                                                         29,350,730
                                                                                                                     --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
KANSAS - 1.41%
$ 9,500,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS OLATHE
             APARTMENTS PROJECT SERIES X CHASE BANK OF TEXAS N.A. LOC++                    4.25%         11/25/31    $    9,500,000
  2,000,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH CARE RV VILLAGE
             SHALOM OBLIGATION GROUP PROJECT SERIES BB LASALLE NATIONAL BANK LOC++         3.80          11/15/28         2,000,000
  4,570,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR BONDS SERIES 1188++                       3.62           12/1/13         4,570,000
  1,500,000  TOPEKA KANSAS                                                                 5.50           8/15/01         1,514,012

                                                                                                                         17,584,012
                                                                                                                     --------------

KENTUCKY - 1.07%
  3,600,000  KENTUCKY ASSET/LIABILITY COMMISSION GENERAL FUND RV                           5.25           6/27/01         3,605,760
  3,640,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RV++                          3.70           10/1/27         3,640,000
  5,000,000  KENTUCKY RURAL WATER FINANCE CORPORATION GO PUBLIC PROJECTS RD
             INSURED                                                                       5.00            2/1/02         5,079,324
  1,100,000  MAYFIELD KY MULTI-CITY LEASE RV PNC BANK LOC++                                3.55            7/1/26         1,100,000

                                                                                                                         13,425,084
                                                                                                                     --------------

LOUISIANA - 3.88%
  5,060,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS-PT229++                    3.48            2/7/02         5,060,000
  3,955,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS-PT345++                    3.60            6/1/20         3,955,000
  6,205,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE RV++                     3.48            2/7/02         6,205,000
 11,100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV WILLIS-KNIGHTON
             MEDICAL CENTER PROJECT AMBAC INSURED++                                        3.60            9/1/27        11,100,000
  1,100,000  LOUISIANA STATE HEALTH EDUCATIONAL AUTHORITY RV CLASS A SERIES B
             CAISSE DES DEPOTS LOC++                                                       3.57           10/1/17         1,100,000
  3,770,000  LOUISIANNA LOC GOVERNMENT ENVIRONMENT FACILITIES CDA RV
             UNO/AVONDALE MARITIME PROJECT AMBAC CREDIT SUPPORT                            5.00           10/1/01         3,800,443
  9,700,000  NATCHITOCHES PARISH LA TRUST JOIST CORPORATION PROJECT WACHOVIA
             BANK LOC++                                                                    3.75           10/1/05         9,700,000
  7,500,000  WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT NO. 3 IDR BONDS
             DOW CHEMICAL CORPORATION PROJECT++                                            3.90           12/1/23         7,500,000

                                                                                                                         48,420,443
                                                                                                                     --------------

MAINE - 0.53%
  5,000,000  MAINE HEHFA RV PIPER SHORES PROJECT SERIES B PARIBAS LOC++                    3.65            1/1/29         5,000,000
  1,600,000  REGIONAL WASTE SYSTEMS INCORPORATED ME SOLID WASTE RECOVERY RV
             SERIES K++                                                                    3.60            7/1/12         1,600,000

                                                                                                                          6,600,000
                                                                                                                     --------------

MARYLAND - 0.79%
  4,900,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT
             GUARDIAN SAVINGS & LOAN LOC++                                                 4.85            6/1/01         4,900,000
  4,995,000  MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION DEPARTMENT
             HOUSING RV SERIES 629-R MERRILL LYNCH CAPITAL LOC++                           3.60            7/1/39         4,995,000

                                                                                                                          9,895,000
                                                                                                                     --------------

MASSACHUSETTS - 1.92%
 15,000,000  MASSACHUSETTS STATE HFA SFH RV SERIES C                                       4.90            6/1/01         15,000,00
  9,000,000  MASSACHUSETTS STATE RV BOND ANTICIPATION NOTES SERIES A                       5.00            9/6/01         9,025,969

                                                                                                                         24,025,969
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
MICHIGAN - 2.36%
$ 3,225,000  MICHIGAN HEFA CONCRDIA COLLEGE PROJECT ALLIED IRISH BANK PLC LOC++            3.85%           9/1/14    $    3,225,000
  8,000,000  MICHIGAN STATE BUILDING RV                                                    3.35           4/10/01         8,000,000
  4,950,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY MFH RV BERRIEN
             WOODS III PROJECT SERIES A FHLB INSURED++                                     3.65            7/1/32         4,950,000
  1,300,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR BONDS
             CONSUMERS WATER COMPANY PROJECT SERIES A AMBAC INSURED++                      3.80           6/15/10         1,300,000
  5,600,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION RV VILLAGE AT
             ANN ARBOR LLC PROJECT SERIES A U.S.  BANK TRUST NA INSURED++                  3.50           2/15/34         5,600,000
  2,800,000  MIDLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION IDR LIMITED++              3.80           12/1/15         2,800,000
  3,545,000  WAYNE CHARTER COUNTY MI AIRPORT RV++                                          3.65           12/1/28         3,545,000

                                                                                                                         29,420,000
                                                                                                                     --------------

MINNESOTA - 10.50%
    775,000  CIRCLE PINES MN INDEPENDENT SCHOOL DISTRICT # 102 SERIES A SCHOOL
             DISTRICT CREDIT PROGRAM CREDIT SUPPORT++                                      3.65            2/1/02           776,857
  1,100,000  CITY OF ROCHESTER MN                                                          3.25            4/4/01         1,100,000
   3,065000  CITY OF ROCHESTER MN                                                          2.35           5/10/01         3,065,000
  5,000,000  CITY OF ROCHESTER MN                                                          3.20           5/23/01         5,000,000
    600,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC++                 3.55           12/1/09           600,000
  2,990,000  COHASSET MN POWER RV MINNESOTA POWER & LIGHT COMPANY PROJECT
             SERIES A AMN AMRO BANK NV LOC++                                               3.80            6/1/20         2,990,000
    500,000  COHASSET MN POWER RV MINNESOTA POWER & LIGHT COMPANY PROJECT
             SERIES B ABN AMRO BANK NV LOC++                                               3.80            6/1/13           500,000
  3,000,000  DAKOTA COUNTY MN DEVELOPMENT AGENCY IDR FNMA &
             GNMA MORTGAGE BACKED SERIES C FNMA & GNMA INSURED                             4.30            4/1/01         3,000,000
  2,445,000  DULUTH MN TAX INCREMENT RV LAKE SUPERIOR PAPER PROJECT SUPERIOR
             PAPER PROJECT WACHOVIA BANK GEORGIA LOC++                                     3.55            9/1/10         2,445,000
  5,150,000  EAGAN MN MFHR FLOATS-PT 1221 PROJECT++                                        3.75            7/1/09         5,150,000
  5,700,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC++                 3.50           12/1/29         5,700,000
    750,000  FULDA MN INDEPENDENT SCHOOL DISTRICT NO 505 EDUCATION FACILITIES
             RV SD CREDIT PROGRAM LOC                                                      4.55            9/1/01           750,532
    525,000  GOLDEN VALLEY MN IDA RV UNICARE HOMES PROJECT BANK OF AMERICA
             NA LOC++                                                                      3.50            9/1/14           525,000
    100,000  HUBBARD COUNTY MN SOLID WASTE DISPOSAL RV++                                   3.65            8/1/14           100,000
  2,450,000  MANKATO MN IDR KATOLIGHT CORPORATION PROJECT U.S. BANK N.A. LOC++             3.75           11/1/15         2,450,000
  3,700,000  MANKATO MN MFHR HIGHLAND PROJECT REMARKETED 10/3/00
             U.S. BANK TRUST NA LOC++                                                      3.95            5/1/27         3,700,000
  1,405,000  MANKOTO MN GO BONDS SERIES E FIRST BANK LOC++                                 3.50            2/1/18         1,405,000
  1,230,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN COMMUNITY AIRPORT RV
             SERIES SG136++                                                                3.55            1/1/25         1,230,000
    449,000  MINNEAPOLIS MN FLOATS-PA 711 PROJECT++                                        3.55            3/1/10           449,000
  5,000,000  MINNEAPOLIS MN MFHR RENTAL HOUSING HENNEPIN PROJECT
             US BANCORP PIPER JAFFRAY LOC++                                                3.70           12/1/30         5,000,000
  6,740,000  MINNEAPOLIS MN MFHR WILSON PROJECT SERIES 95++                                3.70           12/1/30         6,740,000
  2,850,000  MINNEAPOLIS MN RV PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK
             NA LOC++                                                                      3.90           10/1/21         2,850,000
 18,500,000  MINNEAPOLIS MN SCHOOL DISTRICT # 001 SCHOOL IMPROVEMENTS RV                   3.50           6/25/01        18,508,367
  3,995,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR BONDS++                       3.53            3/1/14         3,995,000
  5,120,000  MINNESOTA SD TAX & AID BORROWING PROGRAM COP SERIES A                         4.00           2/12/02         5,149,167

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
MINNESOTA (continued)
$ 4,000,000  MINNESOTA SD TAX & AID ANTICIPATION COP TAX ANTICIPATION
             CERTIFICATE INDEBTURE SERIES A                                                5.00%           8/9/01    $    4,009,446
  1,230,000  MINNESOTA STATE HFA PAINE WEBBER LOC                                          4.45          11/29/01         1,230,000
  1,200,000  MINNESOTA STATE HFA SFHR SERIES E PAINEWEBBER LOC++                           4.35            5/1/01         1,200,000
  2,800,000  MINNESOTA STATE HFA SFHR SERIES K WELLS FARGO BANK MN LOC                     4.50           12/4/01         2,800,000
  5,000,000  MINNESOTA STATE HFA SINGLE FAMILY MORTGAGE SERIES H LANDESBANK
             INSURED                                                                       4.40           8/30/01         5,000,000
  1,000,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY EDUCATION RV
             UNIVERSITY ST.THOMAS PROJECT SERIES C GO++                                    3.45            4/1/25         1,000,000
  3,775,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY OLAF COLLEGE
             PROJECT SERIES 5A HARRIS BANK LOC++                                           3.80           10/1/30         3,775,000
  3,090,000  MINNESOTA STATE RV SERIES A                                                   5.00           6/30/01         3,094,948
  1,730,000  NEW BRIGHTON MN IDR RV UNICARE HOMES INCORPORATED PROJECT
             U.S. BANK TRUST N.A. LOC++                                                    3.50           12/1/14         1,730,000
  1,950,000  OSSEO MN INDEPENDENT SD #279 SERIES A SD CREDIT PROGRAM CREDIT
             SUPPORT                                                                       4.00            2/1/02         1,964,323
  1,290,000  PLYMOUTH MN IDR BONDS DAILY PRINTING INCORPORATED PROJECT
             U.S. BANK N.A. LOC++                                                          3.75           10/1/10         1,290,000
  1,000,000  ROCHESTER MN HEALTH CARE FACILITIES RV++                                      3.55           5/15/22         1,000,000
  3,500,000  SAINT CLOUD MN HOSPITAL FACILITIES RV BONDS ST. CLOUD HOSPITAL
             PROJECT SERIES B AMBAC INSURED                                                7.00            7/1/01         3,601,501
  1,700,000  SAINT CLOUD MN HOSPITAL FACILITIES RV BONDS ST. CLOUD HOSPITAL
             PROJECT SERIES C AMBAC INSURED                                                6.75            7/1/01         1,743,369
  8,300,000  SOUTHERN MN MUNICIPAL POWER AGENCY                                            3.25           5/21/01         8,300,000
    800,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING RV
             GOODWILL/EASTER SEALS PROJECT FIRSTAR BANK LOC++                              3.60            8/1/25           800,000
  1,130,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY IDR BONDS
             SERIES I DEXIA CREDIT LOCAL FRANCE LOC++                                      3.65            6/1/15         1,130,000
  3,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY MFH RV KENDRICK
             APARTMENTS PROJECT US BANK TRUST NA LOC++                                     3.70            1/1/27         3,000,000
    235,000  ST. PAUL MN PORT AUTHORITY IDR TEXAS PROJECT SERIES A US BANK
             NA LOC++                                                                      3.65            6/1/10           235,000
  1,005,000  STILLWATER MN PRIVATE SCHOOL FACILITIES RV CATHOLIC FINANCE
             CORPORATION PROJECT FIRSTAR BANK LOC++                                        3.55           12/1/22         1,005,000

                                                                                                                        131,087,510
                                                                                                                     --------------

MISSISSIPPI - 0.20%
  2,500,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI RV
             MISSISSIPPI COLLEGE PROJECT SERIES B BANK OF AMERICA NA LOC++                 3.55            2/1/09         2,500,000
                                                                                                                     --------------

MISSOURI - 3.20%
 12,600,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT LOAN RV SERIES A
             BANK OF AMERICA N.A. LOC++                                                    3.60           12/1/05        12,600,000
  1,570,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES
             INDUSTRIAL DEVELOPMENT RV ST. LOUIS CONVENTION CENTER PROJECT
             SERIES C FIRSTAR BANK LOC++                                                   3.90           12/1/20         1,570,000
 14,600,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD LEASE RV MISSOURI
             ASSOCIATION MUNICIPAL UTILITIES LEASE PROJECT SPA BY
             TRANSAMERICA LIFE INSURANCE++                                                 3.56           12/1/22        14,600,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
MISSOURI (continued)
$ 1,225,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES
             RV YMCA GREATER ST. LOUIS PROJECT SERIES B BANK OF AMERICA N.A.
             INSURED++                                                                     3.55%           9/1/02    $    1,225,000
  2,815,000  MISSOURI STATE HEFA EDUCATIONAL FACILITIES RV DRURY DRURY COLLEGE
             PROJECT MERCANTILE BANK N.A. LOC++                                            3.90           8/15/24         2,815,000
  7,200,000  MISSOURI STATE HEFA. HEALTH CARE RV SAINT LOUIS UNIVERSITY PROJECT
             SERIES B AMERICA N.A. LOC++                                                   3.85           10/1/24         7,200,000

                                                                                                                         40,010,000
                                                                                                                     --------------

MONTANA - 0.84%
  1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV OPTIONAL PUT 3/1/00 @ 100++                               3.50            3/1/09         1,000,000
  1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV OPTIONAL PUT 3/1/00 @ 100++                               3.50            3/1/18         1,000,000
  3,500,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV++                                                         3.50            3/1/25         3,500,000
  5,000,000  MONTANA STATE BOARD OF INVESTMENTS RESOURCE RECOVERY RV                       3.25          12/30/15         5,000,000

                                                                                                                         10,500,000
                                                                                                                     --------------

NEVADA - 0.44%
  5,500,000  WASHOE COUNTY NV++                                                            3.85           12/1/20         5,500,000
                                                                                                                     --------------

NEW MEXICO - 1.63%
    500,000  ALBERQUERQUE NM AIRPORT RV BANKAMERICA NATIONAL TRUST LOC++                   3.40            7/1/14           500,000
 10,000,000  ALBUQUERQUE NM PUBLIC IMPROVEMENTS RV                                         5.00            7/1/01        10,041,727
  1,325,000  ALBUQUERQUE NM SALES TAX RV                                                   6.20            7/1/01         1,334,540
  2,350,000  BLOOMFIELD NM GO BONDS SERIES A LA SALLE NATIONAL BANK LOC++                  3.70          11/15/10         2,350,000
    980,000  ESPANOLA NM HEALTH CARE RV SERIES A LA SALLE NATIONAL BANK LOC++              3.70          11/15/10           980,000
  3,495,000  FARMINGTON NM PCR                                                             3.75           11/1/13         3,495,000
  1,585,000  SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC++                       3.70          11/15/10         1,585,000

                                                                                                                         20,286,267
                                                                                                                     --------------

NEW YORK - 5.80%
  8,455,000  IBM TAX EXEMPT GRANTOR TRUST OTHER RV IBM PROJECT SERIES 1999-C++             3.70           3/14/06         8,455,000
 13,080,000  KOCH TRUST DAILY FLOATER PL-6A++                                              3.75           10/6/03        13,080,000
 22,945,000  LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM RV P-FLOATS-PA 586++           3.65           12/1/29        22,945,000
 23,000,000  LONG ISLAND POWER AUTHORITY NY POWER RV SERIES 5 ABN AMRO BANK
             N.V. LOC++                                                                    3.75            5/1/33        23,000,000
  2,800,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY WATER & SEWER
             SYSTEM RV SERIES G FGIC INSURED++                                             3.75           6/15/24         2,800,000
  2,075,000  NEWARK NY CENTRAL SCHOOL DISTRICT EDUCATIONAL FACILITIES RV FGIC
             INSURED                                                                       4.00           6/15/01          2,077,47

                                                                                                                         72,357,478
                                                                                                                     --------------

NORTH CAROLINA - 0.68%
  7,400,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY EDUCATION RV
             GASTON DAY SCHOOL PROJECT BANK OF AMERICA LOC++                               3.55            7/1/20         7,400,000
  1,040,000  SAMSON AREA DEVELOPMENT CORPORATION NC MBIA CREDIT SUPPORT                    4.25            6/1/01         1,041,406

                                                                                                                          8,441,406
                                                                                                                     --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
NORTH DAKOTA - 0.34%
$ 1,230,000  HEBRON ND IDR BONDS DACCO INCORPORATED PROJECT US BANK NA LOC++               3.70%           3/1/15    $    1,230,000
  3,000,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROJECT SERIES B                       3.35            3/1/02         3,000,000

                                                                                                                          4,230,000
                                                                                                                     --------------

OHIO - 2.26%
  2,000,000  CLERMONT COUNTY OH HOSPITAL FACILITIES RV MERCY HEALTH SYSTEMS
             SERIES B++                                                                    3.60            9/1/21         2,000,000
  1,915,000  CLEVELAND OH WATERWORKS RV PREREFUNDED ON 1/1/02 @ 102 AMBAC INSURED          6.25            1/1/02         1,987,667
  3,000,000  GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT++                          3.65           6/15/30         3,000,000
  8,100,000  HAMILTON COUNTY OH HOSPITAL FACILITIES RV++                                   3.75           7/15/29         8,100,000
  5,000,000  HAMILTON COUNTY OH INDUSTRIAL DEVELOPMENT RV COMMUNITY URBAN
             REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC++                              3.55          10/15/12         5,000,000
  1,000,000  OHIO ST PFC HIGHER EDUCATION FACILITIES RV SERIES II A AMBAC INSURED          6.30            5/1/01         1,021,435
  2,800,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT RV CINCINNATI ELECTRIC
             CORPORATION PROJECT ROYAL BANK OF CANADA LOC++                                3.75            9/1/15         2,800,000
  4,300,000  WOOSTER OH INDUSTRIAL DEVELOPMENT RV ALLEN GROUP INCORPORATED
             NATIONAL BANK OF DETROIT LOC++                                                3.75           12/1/10         4,300,000

                                                                                                                         28,209,102
                                                                                                                     --------------

OKLAHOMA - 0.77%
  5,000,000  OKLAHOMA STATE WATER RESERVE BOARD STATE LOAN PROGRAM RV
             UNION BANK OF SWITZERLAND LOC MANDATORY PUT 9/1/00 @ 100++                    3.45            9/4/01         5,000,000
  4,600,000  TULSA PORT CATOOSA OK IDA RV ASPHALT PRODUCTIONS BANK OF AMERICA
             LOC++                                                                         3.70           10/1/09         4,600,000

                                                                                                                          9,600,000
                                                                                                                     --------------

OREGON - 0.95%
  2,000,000  MULTNOMAH COUNTY OR HIGHER EDUCATIONAL RV CONCORDIA UNIVERSITY OF
             PORTLAND PROJECT ALLIED IRISH BANK PLC LOC++                                  3.85           12/1/29         2,000,000
  4,075,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC
             INSURED                                                                       5.00           11/1/01         4,124,597
  3,500,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
             RV SINGLE FAMILY MORTGAGE PG-SERIES O++                                       4.18            6/1/01         3,500,000
  2,175,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
             AUTHORITY RV QUATAMA CROSSING HOUSING PROJECT US BANK NA LOC++                3.55            1/1/31         2,175,000

                                                                                                                         11,799,597
                                                                                                                     --------------

OTHER - 4.62%
 14,481,000  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES CERTIFICATES 144A
             ABN-AMRO BANK N.V. LOC++                                                      3.40           10/3/01        14,481,000
  9,919,460  ABN AMRO LEASETOPS OT 2000-2 LEASETOPS CERTIFICATES AZ
             NON-AMT VARIABLE RATE ABN AMRO BANK LOC++                                     3.87            4/1/05         9,919,460
 10,000,000  AMB AMRO MUNITOPS COP AMN AMRO LOC++                                          3.58           12/6/06        10,000,000
 23,304,027  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC
             INSURED++                                                                     3.90           3/16/05        23,304,026

                                                                                                                         57,704,486
                                                                                                                     --------------

PENNSYLVANIA - 2.27%
  1,100,000  BUTLER COUNTY PA IDA PCR BONDS PENNZOIL COMPANY PROJECT MELLON BANK
             LOC++                                                                         3.95           12/1/12         1,100,000
  3,500,000  CHESTER COUNTY PA HEALTH & EDUCATION FACILITIES AUTHORITY RV SIMPSON
             MEADOW PROJECT ALLIED IRISH BANK PLC LOC++                                    3.55           10/1/30         3,500,000
  1,800,000  DELAWARE VALLEY PA REGIONAL FINANCE AUTHORITY SERIES D++                      3.45           12/1/20         1,800,000
  5,000,000  PENNSYLVANIA STATE GO BONDS SERIES A MBIA INSURED                             6.38           11/1/01         5,167,878

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
PENNSYLVANIA (continued)
$ 2,000,000  PENNSYLVANIA STATE INDUSTRIAL DEVELOPMENT                                     5.20%           1/1/02    $    2,011,527
  4,125,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED FINANCING
             SERIES A PNC BANK LOC++                                                       3.55            7/1/26         4,125,000
 10,600,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED FINANCING
             PNC BANK LOC++                                                                3.55            7/1/05        10,600,000

                                                                                                                         28,304,405
                                                                                                                     --------------

SOUTH CAROLINA - 2.39%
  8,900,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
             CAROLINA INCORPORATED PROJECT DEUTSCHE BANK LOC++                             3.85            4/1/28         8,900,000
  5,400,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV LATI INDUSTRIES INCORPORATED PROJECT BANK OF
             AMERICA NA LOC++                                                              3.70            8/1/14         5,400,000
  8,055,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY RV SERIES SG-2 MBIA
             INSURED++                                                                     3.55            7/1/01         8,055,000
  6,295,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY POWER RV SERIES B
             WACHOVIA BANK OF NC LOC                                                       6.50            7/1/26         6,451,807
  1,000,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY RV SERIES B                     6.60            7/1/01         1,007,654

                                                                                                                         29,814,461
                                                                                                                     --------------

TENNESSEE - 3.05%
  4,545,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES RV MURFREESBORO
             PROJECT BANK OF AMERICA NA LOC++                                              3.55            7/1/11         4,545,000
 20,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES RV TENNESSEE
             MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC++                       3.55            6/1/29        20,000,000
  1,100,000  MET GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A++                      3.45           10/1/30         1,100,000
  3,950,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON COUNTIES TN
             HEALTH & EDUCATION FACILITIES RV ALIVE HOSPICE INCORPORATED
             PROJECT BANK OF AMERICA NA LOC++                                              3.55            8/1/19         3,950,000
  3,500,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
             GOVERNMENT OBLIGATIONS++                                                      3.55            3/1/25         3,500,000
  5,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY RV POOLED
             FINANCING TENNESSEE COUNTY LOAN POOL++                                        3.55            9/1/29         5,000,000

                                                                                                                         38,095,000
                                                                                                                     --------------

TEXAS - 7.57%
  2,500,000  AUSTIN TX HIGHER EDUCATION AUTHORITY UNIVERSITY RV CONCORDIA UNIVERSITY
             AT AUSTIN PROJECT BANK ONE TEXAS NA LOC++                                     3.85            4/1/25         2,500,000
  4,000,000  CALHOUN COUNTY TX SOLID WASTE DISPOSAL RV FORMOSA PLASTICS
             CORPORATION PROJECT++                                                         3.65            5/1/25         4,000,000
  7,000,000  COLLIN COUNTY TX HOUSING FINANCE CORPORATION MFHR++                           3.63            9/1/18         7,000,000
  2,300,000  EL PASO TX ISD GO BONDS TEXAS COMMERCE BANK NA LOC                            5.63           7/01/01         2,312,420
  2,300,000  EL PASO TX ISD GO BONDS TEXAS COMMERCE BANK NA LOC                            5.63            7/1/01         2,312,420
  3,900,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
             RV LUKES EPISCOPAL HOSPITAL PROJECT SERIES A CHASE BANK OF TEXAS LOC++        3.90           2/15/27         3,900,000
  5,600,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
             RV METHODIST HOSPITAL RV CHASE BANK OF TEXAS NA LOC++                         3.90           12/1/25         5,600,000
 10,500,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH RV
             TEXAS CHILDRENS HOSPITAL PROJECT SERIES B-1 MBIA INSURED++                    3.50           10/1/29        10,500,000
  8,587,500  HARRIS COUNTY TX HFR FLOATER CTFS PROJECT SERIES 357 MBIA INSURED++           3.60            7/1/21         8,587,500
  1,000,000  KATY TX GO ISD SERIES B PSF-GTD                                               4.75           2/15/02         1,011,918

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
TEXAS (continued)
$ 2,000,000  LONE STAR TX AIRPORT IMPROVEMENT AUTHORITY AIRPORT RV BONDS
             SERIES B-1 ROYAL BANK OF CANADA LOC++                                         3.90%          12/1/14    $    2,000,000
  2,200,000  LONE STAR TX AIRPORT IMPROVEMENT AUTHORITY ROYAL BANK OF CANADA LOC++         3.90           12/1/14         2,200,000
  1,000,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT LOAN
             RV SERIES A AMBAC INSURED++                                                   3.60            4/1/36         1,000,000
  2,715,000  TEXAS MUNICIPAL POWER AGENCY POWER RV MBIA INSURED                            5.60            9/1/01         2,728,317
  1,000,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR
             SERIES 1215++                                                                 3.80           12/1/39         1,000,000
  2,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SFMR SERIES
             PT 136 MBIA INSURED++                                                         3.60            3/1/17         2,900,000
  5,900,000  TEXAS STATE TAX & RV ANTICIPATION NOTES                                       5.25           8/31/01         5,944,317
  5,880,000  TEXAS TECHNICAL UNIVERSITY                                                    3.30            5/3/01         5,880,000
 14,050,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH
             RV SERIES 4 AMBAC INSURED++                                                   3.58          11/15/24        14,050,000
  9,115,000  TRAVIS COUNTY TX HOUSING FINANCE CORPORATION MFHR SERIES 1144++               3.80            1/1/41         9,115,000

                                                                                                                         94,541,892
                                                                                                                     --------------

VIRGINIA - 0.72%
  9,000,000  NORFOLK VA AIRPORT RV                                                         3.05            5/1/01         9,000,000
                                                                                                                     --------------

WASHINGTON - 8.44%
  7,350,000  ISSAQUAH WA COMMUNITY PROPERTY SPECIAL RV SERIES A BANK OF AMERICA
             NA LOC++                                                                      3.60           2/15/21         7,350,000
 11,590,000  KING COUNTY WA                                                                3.40           4/19/01        11,571,391
  8,000,000  LAKE TAPPS PARKWAY WA++                                                       3.60           12/1/19         8,000,000
  2,500,000  LAKE TAPPS PARKWAY WA WATER & SEWER RV SERIES B US BANK NA LOC++              3.60           12/1/19         2,500,000
  6,740,000  SEATTLE WA                                                                    3.40           8/16/01         6,740,000
  1,730,000  SNOHOMISH COUNTY WA SD GO BONDS                                               7.00           12/1/01         1,773,954
  6,200,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER RV NUCLEAR PROJECT #1
             MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                             3.55            7/1/07         6,200,000
  1,000,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER RV NUCLEAR PROJECT #3
             SERIES 13 MBIA INSURED++                                                      3.55            7/1/15         1,000,000
  1,185,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY EDA BONDS
             PIONEER HUMAN SERVICES PROJECT SERIES H US BANK OF WASHINGTON LOC++           3.90            9/1/18         1,185,000
  1,465,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY RV
             VAR-INDL-LYN-TRON PROJECT SERIES A++                                          3.65           10/1/22         1,465,000
  5,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION                                   4.40          10/15/01         5,000,000
  5,635,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II
             PROJECT PACIFIC NORTHWEST BANK LOC++                                          3.65           10/1/19         5,635,000
 10,260,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR SERIES 1219++                3.80          12/22/29        10,260,000
  1,125,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR ASSISTED LIVING
             CONCEPTS PROJECT U.S. BANK NA LOC++                                           3.65            1/1/17         1,125,000
  9,600,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #2
             POWER RV AMBAC INSURED++                                                      3.55            7/1/07         9,600,000
 10,525,000  WASHINGTON STATE GO BONDS SERIES 1177++                                       4.50            7/1/16        10,525,000
  4,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER RV SERIES A++               5.00            7/1/01         4,005,393
  7,000,000  WASHINGTON STATE SERIES SG-37++                                               3.55            7/1/17         7,000,000
  1,140,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS RV LONGVIEW FIBRE COMPANY
             PROJECT ABN AMRO BANK NV LOC++                                                3.90            1/1/18         1,140,000
  3,300,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS RV VALLEY PROCESSING PROJECT
             BANK OF AMERICA LOC++                                                         3.65            2/1/15         3,300,000

                                                                                                                        105,375,738
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
WEST VIRGINIA - 0.36%
$ 4,500,000  WEST VIRGINIA SCHOOL BUILDING AUTHORITY EDUCATIONAL FACILITIES RV
             CAPITAL IMPROVEMENTS MBIA INSURED++                                           6.25%           7/1/01    $    4,519,991
                                                                                                                     --------------

WISCONSIN - 2.09%
  1,750,000  EAU CLAIRE WI IDR INTEK PLASTICS PROJECTS U.S. BANK TRUST NA LOC++            3.85            5/1/25         1,750,000
  1,405,000  JOHNSON CONTROLS INCORPORATED TAX-EXEMPT BOND GRANTOR TRUST
             WACHOVIA CORPORATION LOC++                                                    4.00           10/1/01         1,405,000
  1,860,000  MILWAUKEE WI IDR BONDS LONGVIEW FIBRE COMPANY PROJECT
             AMB AMRO BANK NV LOC++                                                        3.75            1/1/03         1,860,000
  2,000,000  OCONTO WI UNION SD GO BONDS TAX & RV ANTICIPATION PROMISSARY NOTES            4.75           9/10/01         2,001,676
  6,000,000  ST. FRANCIS WI HOUSING AUTHORITY RV HOWARD VLJ PROJECT U.S. BANK
             NA LOC++                                                                      3.60            7/1/30         6,000,000
  3,000,000  WISCONSIN SCHOOL DISTRICTS                                                    4.55           9/26/01         3,000,000
  3,750,000  WISCONSIN SCHOOL DISTRICTS                                                    4.75           9/26/01         3,757,911
  6,345,000  WISCONSIN SCHOOL DISTRICTS                                                    4.63           11/1/01         6,345,000

                                                                                                                         26,119,587
                                                                                                                     --------------

WYOMING - 0.30%
  1,000,000  GREEN RIVER WY PCR BONDS ALLIED CORPORATION PROJECT GUARANTEED BY
             ALLIED SIGNAL CORPORATION++                                                   4.35           12/1/12         1,000,000
  2,700,000  UINTA COUNTY WY PCR BONDS CHEVRON U.S.A. INCORPORATED PROJECT++               3.75           12/1/22         2,700,000

                                                                                                                          3,700,000
                                                                                                                     --------------

TOTAL MUNICIPAL DEMAND NOTES (COST $1,246,503,593)                                                                   $1,246,503,593
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,246,503,593)*                                99.84%                                                         $1,246,503,593
OTHER ASSETS & LIABILITIES NET                         0.16                                                               2,040,580
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $1,248,544,173
                                                     ======                                                          ==============

++ VARIABLE RATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
U.S. TREASURY SECURITIES - 81.42%

U.S. TREASURY BILLS - 73.90%
$  50,000,000 U.S. TREASURY BILLS                                                          4.90%##        4/19/01    $   49,886,195
 100,000,000  U.S. TREASURY BILLS                                                          4.97##         4/19/01        99,769,556
 100,000,000  U.S. TREASURY BILLS                                                          4.99##         4/19/01        99,768,139
 100,000,000  U.S. TREASURY BILLS                                                          5.05##         4/19/01        99,766,250
 125,000,000  U.S. TREASURY BILLS                                                          5.13##         4/19/01       124,703,386
 100,000,000  U.S. TREASURY BILLS                                                          5.36##         4/19/01        99,753,500
 150,000,000  U.S. TREASURY BILLS                                                          4.69##          5/3/01       149,405,833
 125,000,000  U.S. TREASURY BILLS                                                          6.35##          5/3/01       124,330,246
  75,000,000  U.S. TREASURY BILLS                                                          4.58##         5/10/01        74,644,542
  75,000,000  U.S. TREASURY BILLS                                                          3.34##         5/17/01        74,692,875
 100,000,000  U.S. TREASURY BILLS                                                          5.16##         5/17/01        99,375,000
  75,000,000  U.S. TREASURY BILLS                                                          4.53##         5/31/01        74,455,480
 100,000,000  U.S. TREASURY BILLS                                                          4.84##         5/31/01        99,227,264
  75,000,000  U.S. TREASURY BILLS                                                          4.85##          6/7/01        74,350,313
  50,000,000  U.S. TREASURY BILLS                                                          4.31##         6/14/01        49,572,646
 200,000,000  U.S. TREASURY BILLS                                                          5.54##         6/28/01       197,428,667
  75,000,000  U.S. TREASURY BILLS                                                          5.03##          8/2/01        73,769,834
  75,000,000  U.S. TREASURY BILLS                                                          4.93##          8/9/01        73,723,438

                                                                                                                      1,738,623,164
                                                                                                                     --------------

U.S. TREASURY NOTES - 7.17%
  17,000,000  U.S. TREASURY NOTES                                                          5.25           5/31/01        16,981,136
  75,000,000  U.S. TREASURY NOTES                                                          5.50           7/31/01        75,276,419
  76,000,000  U.S. TREASURY NOTES                                                          6.63           7/31/01        76,411,713

                                                                                                                        168,669,268
                                                                                                                     --------------

U.S. TREASURY STRIPS - 0.35%
   8,218,125  U.S. TREASURY STRIPS                                                         5.28##         5/15/01         8,167,276

                                                                                                                          8,167,276
                                                                                                                     --------------

TOTAL U.S. TREASURY SECURITIES (COST $1,915,459,708)                                                                  1,915,459,708
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,915,459,708)*                                81.41%                                                         $1,915,459,708
OTHER ASSETS AND LIABILITIES, NET                     18.59                                                             437,418,004
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $2,352,877,712
                                                     ======                                                          ==============

## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
ASSET BACKED SECURITIES - 1.11%
$ 9,335,857  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
             2000 CLASS A-1+/-                                                             5.09%         11/27/01    $    9,335,857
  9,312,895  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES
             2000 CLASS A-2                                                                6.68          11/27/01         9,312,895

TOTAL ASSET BACKED SECURITIES (COST $18,648,752)                                                                         18,648,752
                                                                                                                     --------------

BANK NOTES - 0.60%
 10,000,000  BANK ONE                                                                      6.65          10/18/01         9,998,959

TOTAL BANK NOTES (COST $9,998,959)                                                                                        9,998,959
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 9.83%
 25,000,000  BANK OF AUSTRIA                                                               4.96           4/25/01        25,000,000
 70,000,000  ING BANK NV                                                                   5.27            4/5/01        70,000,089
 50,000,000  NATEXIS BANQUE POPULAIRE                                                      5.49           4/20/01        50,000,000
 20,000,000  SOCIETE GENERALE                                                              5.76            4/9/01        20,000,077

TOTAL CERTIFICATES OF DEPOSIT (COST $165,000,166)                                                                       165,000,166
                                                                                                                     --------------

COMMERCIAL PAPER - 53.94%
 25,000,000  ABBOTT LABORATORIES+/-                                                        5.17^           3/1/02        25,000,000
 30,000,000  AMSTEL FUNDING CORPORATION**                                                  5.44^           4/2/01        30,000,000
 30,000,000  AQUINAS FUNDING LLC **                                                        5.45^           4/2/01        30,000,000
 25,000,000  ATLANTIS ONE-FUNDING CORPORATION**                                            5.37^          4/27/01        24,907,813
 24,967,000  BAVARIA TRR CORPORATION**                                                     5.10^          4/26/01        24,882,445
 30,000,000  BAYERISCHE HYPOVEREINS BANK                                                   5.53^          4/11/01        29,959,125
 14,000,000  BILLS SECURITIZATION LIMITED                                                  5.59^          4/10/01        13,982,858
 71,000,000  DELAWARE FUNDING CORPORATION**                                                5.07^           5/9/01        70,632,950
 50,000,000  GIRO FUNDING CORPORATION**                                                    5.11^           5/2/01        49,788,750
 10,000,000  K2 (USA) LLC **                                                               6.68^           4/5/01         9,994,608
 25,000,000  K2 (USA) LLC **                                                               4.90^          8/13/01        24,556,667
 20,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                         6.03^           7/6/01        19,691,250
 65,000,000  LONE STAR FUNDING**                                                           5.07^           6/5/01        64,422,223
 50,000,000  NORDBANKEN (SWEDEN)                                                           5.22^           7/9/01        49,304,472
 35,000,000  PARADIGM FUNDING LLC**                                                        5.50^           4/2/01        35,000,000
 50,000,000  PARADIGM FUNDING LLC **                                                       5.23^          4/12/01        49,927,779
 60,440,000  PERRY FUNDING CORPORATION (CAB)**                                             4.82^          6/13/01        59,863,402
 50,000,000  PERRY II FUNDING CORPORATION (ACE)**                                          5.13^          5/18/01        49,676,084
 10,000,000  PERRY III FUNDING CORPORATION **                                              5.12^          5/11/01         9,945,075
 50,000,000  SPINTAB AB                                                                    5.66^          4/17/01        49,883,750
 45,000,000  SURREY FUNDING CORPORATION**                                                  5.12^          5/11/01        44,752,838
 25,000,000  SURREY FUNDING CORPORATION**                                                  5.12^          5/14/01        24,852,125
 15,000,000  THAMES ASSET GLOBAL SECURITIZATION**                                          5.54^           4/6/01        14,990,883
 42,000,000  TULIP FUNDING **                                                              5.24^           4/9/01        41,957,370
 25,000,000  UBS FINANCIAL DELAWARE                                                        5.50^           4/2/01        25,000,000
 32,500,000  UNIBANCO-UNIAO DE BANCOS BRASILEIROS BARCLAYS BANK LOC                        5.67^          4/11/01        32,454,500

TOTAL COMMERCIAL PAPER (COST $905,426,967)                                                                              905,426,967
                                                                                                                     --------------

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 5.06%
$10,000,000  BAYER CORPORATION                                                             4.75%          3/19/02    $    9,997,213
 50,000,000  MERCK & COMPANY INCORPORATED+/-                                               5.10           2/22/02        50,000,000
 25,000,000  MERRILL LYNCH & COMPANY                                                       5.27            2/8/02        24,998,966

TOTAL CORPORATE BONDS & NOTES (COST $84,996,179)                                                                         84,996,179
                                                                                                                     --------------

TIME DEPOSITS - 6.67%
 31,971,733  BANQUE BRUXELLES LAMBERT, LONDON                                              5.50            4/2/01        31,971,733
 30,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS, PARIS                                     5.38            4/2/01        30,000,000
 50,000,000  DEUTSCHE BANK, TORONTO                                                        5.44            4/2/01        50,000,000

TOTAL TIME DEPOSITS (COST $111,971,733)                                                                                 111,971,733
                                                                                                                     --------------

FLOATING RATE FUNDING AGREEMENTS - 0.03%
    500,000  ALLSTATE LIFE INSURANCE COMPANY+/-                                            6.50           5/29/01           500,000

FLOATING RATE FUNDING AGREEMENTS (COST $500,000)                                                                            500,000
                                                                                                                     --------------

FLOATING RATE NOTES - AGENCY - 1.49%
 25,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                           4.94           3/21/02        25,000,000

FLOATING RATE NOTES - AGENCY (COST $25,000,000)                                                                          25,000,000
                                                                                                                     --------------

FLOATING RATE NOTES - CORPORATE - 3.43%
  7,500,000  ASSOCIATES CORPORATION OF NORTH AMERICA+/-                                    4.86           6/26/01         7,500,000
 50,000,000  SIGMA FINANCE INCORPORATED+/-**                                               5.15           3/15/02        50,000,000

FLOATING RATE NOTES - CORPORATE (COST $57,500,000)                                                                       57,500,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 18.17%
150,000,000  BEAR STEARNS REPURCHASE AGREEMENT                                             5.38            4/2/01       150,000,000
100,000,000  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT                               5.38            4/2/01       100,000,000
 50,000,000  GOLDMAN SACHS CORPORATION REPURCHASE AGREEMENT                                5.45            4/2/01        50,000,000
  5,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT+/-                          5.45            4/5/01         5,000,000

TOTAL REPURCHASE AGREEMENTS (COST $305,000,000)                                                                         305,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,684,042,756)*                               100.33%                                                         $1,684,042,756

OTHER ASSETS AND LIABILITIES, NET                     (0.33)                                                             (5,611,179)
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $1,678,431,577
                                                     ======                                                          ==============

+/-  VARIABLE RATE.
^    YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT" EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION. UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES. APPROVED BY THE BOARD OF DIRECTORS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE   MATURITY DATE     VALUE
U.S. TREASURY SECURITIES - 51.82%

U.S. TREASURY BILLS - 25.51%
$ 50,000,000  U.S. TREASURY BILLS                                                          4.90%##        4/19/01    $   49,886,195
 250,000,000  U.S. TREASURY BILLS                                                          5.04##         4/19/01       249,408,542
  20,023,000  U.S. TREASURY BILLS                                                          5.15##         4/19/01        19,975,534
  54,977,000  U.S. TREASURY BILLS                                                          6.22##         4/19/01        54,820,171

                                                                                                                        374,090,442
                                                                                                                     --------------

U.S. TREASURY NOTES - 25.66%
  65,000,000  U.S. TREASURY NOTES                                                          4.88            4/2/01        65,000,000
  45,000,000  U.S. TREASURY NOTES                                                          6.25           4/30/01        44,985,223
  25,000,000  U.S. TREASURY NOTES                                                          6.50           5/31/01        25,005,667
  15,000,000  U.S. TREASURY NOTES                                                          6.63           7/31/01        15,081,259
 100,000,000  U.S. TREASURY NOTES                                                          5.63           9/30/01       100,308,192
  37,500,000  U.S. TREASURY NOTES                                                          5.88          10/31/01        37,685,856
  87,500,000  US TREASURY NOTES                                                            5.88          11/30/01        88,231,334

                                                                                                                        376,297,531
                                                                                                                     --------------

U.S. TREASURY STRIPS - 0.65%
  10,000,000  U.S. TREASURY STRIPS                                                         5.17##         2/15/02         9,567,856

                                                                                                                          9,567,856
                                                                                                                     --------------

TOTAL U.S. TREASURY SECURITIES (COST $759,955,829)                                                                      759,955,829
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 47.67%
 315,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT                                  5.22            4/2/01       315,000,000
  22,559,264  DEUTSCHE BANK REPURCHASE AGREEMENT                                           5.15            4/2/01        22,559,264
  46,500,000  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT                                 5.20            4/2/01        46,500,000
  30,000,000  MERRILL LYNCH & COMPANY REPURCHASE AGREEMENT                                 5.10            4/2/01        30,000,000
 285,000,000  SALOMON SMITH BARNEY REPURCHASE AGREEMENT                                    5.22            4/2/01       285,000,000

TOTAL REPURCHASE AGREEMENTS (COST $699,059,264)                                                                         699,059,264
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,459,015,093)*                                99.49%                                                         $1,459,015,093
OTHER ASSETS AND LIABILITIES, NET                      0.51                                                               7,457,698
                                                     ------                                                          --------------
TOTAL NET ASSETS                                     100.00%                                                         $1,466,472,791
                                                     ======                                                          ==============

## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001
--------------------------------------------------------------------------------


                                                                                                    CALIFORNIA              CASH
                                                                                                      TAX-FREE        INVESTMENT
                                                                                                  MONEY MARKET      MONEY MARKET
                                                                                                          FUND              FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST .........................................................   $2,649,251,432   $15,216,816,175
    REPURCHASE AGREEMENTS, AT COST ..........................................................                0       395,000,000
   CASH .....................................................................................        1,519,479         3,430,634
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES ............................................       24,415,092        62,375,259
   RECEIVABLE FOR INVESTMENTS SOLD ..........................................................       16,825,170                 0
   PREPAID EXPENSES AND OTHER ASSETS ........................................................                0           143,097
                                                                                                --------------   ---------------
TOTAL ASSETS ................................................................................    2,692,011,173    15,677,765,165
                                                                                                --------------   ---------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ........................................................       10,033,967                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES .............................................        1,386,398         5,659,613
   PAYABLE TO OTHER RELATED PARTIES .........................................................          912,755           309,326
   ACCRUED EXPENSES AND OTHER LIABILITIES ...................................................          306,885         2,136,814
   DIVIDENDS PAYABLE ........................................................................          877,317        29,735,251
                                                                                                --------------   ---------------
TOTAL LIABILITIES ...........................................................................       13,517,322        37,841,004
                                                                                                --------------   ---------------
TOTAL NET ASSETS ............................................................................   $2,678,493,851   $15,639,924,161
                                                                                                ==============   ===============


NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..........................................................................   $2,679,034,764   $15,640,397,334
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............................................                0                 0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         (540,913)         (473,173)
                                                                                                --------------   ---------------
TOTAL NET ASSETS ............................................................................   $2,678,493,851   $15,639,924,161
                                                                                                ==============   ===============


COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ........................................................................   $2,528,345,240               N/A
SHARES OUTSTANDING - CLASS A ................................................................    2,528,903,246               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ......................................   $         1.00               N/A
NET ASSETS - INSTITUTIONAL CLASS ............................................................              N/A   $ 3,332,149,435
SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................................              N/A     3,331,955,644
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........................              N/A   $          1.00
NET ASSETS - SERVICE CLASS ..................................................................   $  150,148,611   $12,307,774,726
SHARES OUTSTANDING - SERVICE CLASS ..........................................................      150,136,487    12,308,659,089
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ................................   $         1.00   $          1.00





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                          NATIONAL
                                                                                                          TAX-FREE
                                                                                      GOVERNMENT     INSTITUTIONAL     100% TREASURY
                                                                                    MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                                            FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST ...........................................   $1,469,660,609    $1,246,503,593    $1,915,459,708
    REPURCHASE AGREEMENTS, AT COST ............................................    1,786,685,192                 0                 0
   CASH .......................................................................           17,230           178,584               198
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES ..............................       11,316,722        10,021,666         1,845,121
   RECEIVABLE FOR INVESTMENTS SOLD ............................................                0                 0       443,764,255
   PREPAID EXPENSES AND OTHER ASSETS ..........................................          730,204            39,185                 0
                                                                                  --------------    --------------    --------------
TOTAL ASSETS ..................................................................    3,268,409,957     1,256,743,028     2,361,069,282
                                                                                  --------------    --------------    --------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ..........................................                0         5,000,000                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ...............................        1,419,173           424,946           975,480
   PAYABLE TO OTHER RELATED PARTIES ...........................................          805,847            17,700            44,637
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................          375,202           325,124           175,587
   DIVIDENDS PAYABLE ..........................................................       12,206,164         2,431,085         6,995,866
                                                                                  --------------    --------------    --------------
TOTAL LIABILITIES .............................................................       14,806,386         8,198,855         8,191,570
                                                                                  --------------    --------------    --------------
TOTAL NET ASSETS ..............................................................   $3,253,603,571    $1,248,544,173    $2,352,877,712
                                                                                  ==============    ==============    ==============


NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................   $3,253,700,151    $1,248,633,209    $2,352,489,247
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................                0                 0           168,885
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................          (96,580)          (89,036)          219,580
                                                                                  --------------    --------------    --------------
TOTAL NET ASSETS ..............................................................   $3,253,603,571    $1,248,544,173    $2,352,877,712
                                                                                  ==============    ==============    ==============


COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ..........................................................   $   72,460,105               N/A    $   98,259,627
SHARES OUTSTANDING - CLASS A ..................................................       72,459,879               N/A        98,206,416
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ........................   $         1.00               N/A    $         1.00
NET ASSETS - INSTITUTIONAL CLASS ..............................................              N/A    $   65,264,992               N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................              N/A        65,274,765               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............              N/A    $         1.00               N/A
NET ASSETS - SERVICE CLASS ....................................................   $3,181,143,466    $1,183,279,181    $2,254,618,084
SHARES OUTSTANDING - SERVICE CLASS ............................................    3,181,296,123     1,183,243,528     2,254,281,547
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..................   $         1.00    $         1.00    $         1.00


                                                                                                          TREASURY PLUS
                                                                                     PRIME INVESTMENT     INSTITUTIONAL
                                                                                         MONEY MARKET      MONEY MARKET
                                                                                                 FUND              FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST ...........................................        $1,379,042,756    $  759,955,829
    REPURCHASE AGREEMENTS, AT COST ............................................           305,000,000       699,059,264
   CASH .......................................................................               192,490            50,326
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES ..............................             2,332,959         9,303,914
   RECEIVABLE FOR INVESTMENTS SOLD ............................................                     0         3,259,977
   PREPAID EXPENSES AND OTHER ASSETS ..........................................                     0             7,798
                                                                                       --------------    --------------
TOTAL ASSETS ..................................................................         1,686,568,205     1,471,637,108
                                                                                       ==============    ==============

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ..........................................                     0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ...............................               763,346           458,964
   PAYABLE TO OTHER RELATED PARTIES ...........................................               683,117             7,503
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................................               224,124           649,013
   DIVIDENDS PAYABLE ..........................................................             6,466,041         4,048,837
                                                                                       --------------    --------------
TOTAL LIABILITIES .............................................................             8,136,628         5,164,317
                                                                                       --------------    --------------
TOTAL NET ASSETS ..............................................................        $1,678,431,577    $1,466,472,791
                                                                                       ==============    ==============


NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................................        $1,678,237,205    $1,466,301,533
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................                     4                 0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................               194,368           171,258
                                                                                       --------------    --------------
TOTAL NET ASSETS ..............................................................        $1,678,431,577     1,466,472,791
                                                                                       ==============    ==============


COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ..........................................................                   N/A               N/A
SHARES OUTSTANDING - CLASS A ..................................................                   N/A               N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ........................                   N/A               N/A
NET ASSETS - INSTITUTIONAL CLASS ..............................................                   N/A    $  415,964,900
SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................................                   N/A       416,033,852
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ............                   N/A    $         1.00
NET ASSETS - SERVICE CLASS ....................................................        $1,678,431,577    $1,050,507,891
SHARES OUTSTANDING - SERVICE CLASS ............................................         1,678,238,068     1,050,408,601
NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..................        $         1.00    $         1.00

MONEY MARKET FUNDS
                    STATEMENTS OF OPERATIONS-- FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------


                                                                                                    CALIFORNIA            CASH
                                                                                                      TAX-FREE      INVESTMENT
                                                                                                  MONEY MARKET    MONEY MARKET
                                                                                                          FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................................................................    $89,304,839    $813,074,628
                                                                                                   -----------    -------------
TOTAL INVESTMENT INCOME .......................................................................     89,304,839     813,074,628
                                                                                                   -----------    -------------
EXPENSES
   ADVISORY FEES ..............................................................................      7,462,967      12,629,564
   ADMINISTRATION FEES ........................................................................      3,731,484      18,944,345
   CUSTODY ....................................................................................        497,531       2,525,913
   SHAREHOLDER SERVICING FEES .................................................................      5,893,998      25,096,311
   PORTFOLIO ACCOUNTING FEES ..................................................................        153,081         476,761
   TRANSFER AGENT
    CLASS A ...................................................................................        789,391             N/A
    INSTITUTIONAL CLASS .......................................................................            N/A         101,547
    SERVICE CLASS .............................................................................         11,629         610,047
   LEGAL AND AUDIT FEES .......................................................................        147,464         186,124
   REGISTRATION FEES ..........................................................................         63,133         818,574
   DIRECTORS' FEES ............................................................................          4,238           4,238
   SHAREHOLDER REPORTS ........................................................................        109,126         586,663
   OTHER ......................................................................................         57,328         192,139
                                                                                                   -----------    -------------
TOTAL EXPENSES ................................................................................     18,921,370      62,172,226
                                                                                                   -----------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ........................................................     (3,012,244)     (7,510,043)
   NET EXPENSES ...............................................................................     15,909,126      54,662,183
                                                                                                   -----------    -------------
NET INVESTMENT INCOME .........................................................................     73,395,713     758,412,445
                                                                                                   -----------    -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................................        123,232       1,155,803
                                                                                                   -----------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................    $73,518,945    $759,568,248
                                                                                                   ===========    =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS
                    STATEMENTS OF OPERATIONS-- FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                                                                       NATIONAL
                                                                                                       TAX-FREE
                                                                                   GOVERNMENT     INSTITUTIONAL     100% TREASURY
                                                                                 MONEY MARKET      MONEY MARKET      MONEY MARKET
                                                                                         FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..................................................................   $208,574,894       $43,097,850      $110,439,425
                                                                                 ------------       -----------      ------------
TOTAL INVESTMENT INCOME ......................................................    208,574,894        43,097,850       110,439,425
                                                                                 ------------       -----------      ------------
EXPENSES
   ADVISORY FEES .............................................................     11,559,446         1,037,811         6,567,427
   ADMINISTRATION FEES .......................................................      4,954,048         1,556,715         2,814,611
   CUSTODY ...................................................................        660,539           207,562           375,281
   SHAREHOLDER SERVICING FEES ................................................        157,809         2,434,563           145,764
   PORTFOLIO ACCOUNTING FEES .................................................        180,531           103,317           135,665
   TRANSFER AGENT
    CLASS A ..................................................................         92,766               N/A            10,862
    INSTITUTIONAL CLASS ......................................................            N/A            26,315               N/A
    SERVICE CLASS ............................................................        486,572            90,088            75,823
   LEGAL AND AUDIT FEES ......................................................         63,444            31,538            27,163
   REGISTRATION FEES .........................................................        232,454            81,808            52,016
   DIRECTORS' FEES ...........................................................          4,238             4,238             4,238
   SHAREHOLDER REPORTS .......................................................        156,279            48,415            71,130
   OTHER .....................................................................         63,824            61,439           115,599
                                                                                 ------------       -----------      ------------
TOTAL EXPENSES ...............................................................     18,611,950         5,683,809        10,395,579
                                                                                 ------------       -----------      ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .......................................     (1,940,811)       (1,109,568)       (1,653,528)
   NET EXPENSES ..............................................................     16,671,139         4,574,241         8,742,051
                                                                                 ------------       -----------      ------------
NET INVESTMENT INCOME ........................................................    191,903,755        38,523,609       101,697,374
                                                                                 ------------       -----------      ------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................        211,813           (41,391)        1,399,867
                                                                                 ------------       -----------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $192,115,568       $38,482,218      $103,097,241
                                                                                 ============       ===========      ============

                                                                                                           TREASURY PLUS
                                                                                      PRIME INVESTMENT     INSTITUTIONAL
                                                                                          MONEY MARKET      MONEY MARKET
                                                                                                  FUND              FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..................................................................             $58,673,310       $65,295,016
                                                                                           -----------       -----------
TOTAL INVESTMENT INCOME ......................................................              58,673,310        65,295,016
                                                                                           -----------       -----------
EXPENSES
   ADVISORY FEES .............................................................                 937,651         1,065,450
   ADMINISTRATION FEES .......................................................               1,406,476         1,598,176
   CUSTODY ...................................................................                 187,530           213,090
   SHAREHOLDER SERVICING FEES ................................................               2,344,127         1,611,452
   PORTFOLIO ACCOUNTING FEES .................................................                 688,608           104,387
   TRANSFER AGENT
    CLASS A ..................................................................                     N/A               N/A
    INSTITUTIONAL CLASS ......................................................                     N/A            14,432
    SERVICE CLASS ............................................................                  70,991            17,302
   LEGAL AND AUDIT FEES ......................................................                  25,105            71,548
   REGISTRATION FEES .........................................................                 121,345            71,731
   DIRECTORS' FEES ...........................................................                   4,238             4,238
   SHAREHOLDER REPORTS .......................................................                  88,032            47,095
   OTHER .....................................................................                  42,389            33,680
                                                                                           -----------       -----------
TOTAL EXPENSES ...............................................................               5,916,492         4,852,581
                                                                                           -----------       -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .......................................                (759,599)         (835,429)
   NET EXPENSES ..............................................................               5,156,893         4,017,152
                                                                                           -----------       -----------
NET INVESTMENT INCOME ........................................................              53,516,417        61,277,864
                                                                                           -----------       -----------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................                 199,657           199,162
                                                                                           -----------       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................             $53,716,074       $61,477,026
                                                                                           ===========       ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        CALIFORNIA TAX-FREE
                                                                                                         MONEY MARKET FUND
                                                                                     -----------------------------------------------
                                                                                                     FOR THE           FOR THE
                                                                                                  YEAR ENDED        YEAR ENDED
                                                                                              MARCH 31, 2001    MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................              $ 2,540,587,408   $ 2,246,122,877
OPERATIONS:
   NET INVESTMENT INCOME ......................................................                   73,395,713        59,643,253
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ............................                      123,232          (372,792)
                                                                                             ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................                   73,518,945        59,270,461
                                                                                             ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ...................................................................                  (69,354,451)      (59,135,379)
    ADMINISTRATIVE CLASS ......................................................                          N/A               N/A
    CLASS B/CLASS E ...........................................................                          N/A               N/A
    INSTITUTIONAL CLASS .......................................................                          N/A               N/A
    SERVICE CLASS .............................................................                   (4,041,262)         (507,874)(1)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ...................................................................                            0                 0
    ADMINISTRATIVE CLASS ......................................................                          N/A               N/A
    CLASS B/CLASS E ...........................................................                          N/A               N/A
    INSTITUTIONAL CLASS .......................................................                          N/A               N/A
    SERVICE CLASS .............................................................                            0                 0(1)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................                3,588,081,329     3,663,360,428
   REINVESTMENT OF DIVIDENDS - CLASS A ........................................                   64,396,133        50,547,941
   COST OF SHARES REDEEMED - CLASS A ..........................................               (3,589,133,524)   (3,494,768,260)
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..................................                   63,343,938       219,140,109
                                                                                             ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ...........................                          N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ...........................                          N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS .............................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS .....................                          N/A               N/A
                                                                                             ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E ................................                          N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E ................................                          N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E ..................................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E ..........................                          N/A               N/A
                                                                                             ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................                          N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ............................                          N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ......................                          N/A               N/A
                                                                                             ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................................                  238,532,251       102,151,332(1)
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS ..................................                    4,138,857           310,610(1)
   COST OF SHARES REDEEMED - SERVICE CLASS ....................................                 (168,231,835)      (26,764,728)(1)
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ............................                   74,439,273        75,697,214(1)
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................                  137,906,443       294,464,531
                                                                                             ---------------   ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS .............................................................              $ 2,678,493,851   $ 2,540,587,408
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A .....................................................                3,588,081,329     3,663,360,394
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ......................                   64,396,133        50,547,946
    SHARES REDEEMED - CLASS A .................................................               (3,589,133,524)   (3,494,768,069)
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................                   63,343,938       219,140,271
                                                                                             ---------------   ---------------
    SHARES SOLD - ADMINISTRATIVE CLASS ........................................                          N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS .........                          N/A               N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ....................................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS ..........                          N/A               N/A
                                                                                             ---------------   ---------------
    SHARES SOLD - CLASS B/CLASS E .............................................                          N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E ..............                          N/A               N/A
    SHARES REDEEMED - CLASS B/CLASS E .........................................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ...............                          N/A               N/A
                                                                                             ---------------   ---------------
    SHARES SOLD - INSTITUTIONAL CLASS .........................................                          N/A               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ..........                          N/A               N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS .....................................                          N/A               N/A
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                          N/A               N/A
                                                                                             ---------------   ---------------
    SHARES SOLD - SERVICE CLASS ...............................................                  238,532,251       102,151,332(1)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS ................                    4,138,857           310,610(1)
    SHARES REDEEMED - SERVICE CLASS ...........................................                 (168,231,835)      (26,764,728)(1)
                                                                                             ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .................                   74,439,273        75,697,214(1)
                                                                                             ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........................              $             0   $             0
                                                                                             ---------------   ---------------

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                  CASH INVESTMENT
                                                                                                 MONEY MARKET FUND
                                                                            --------------------------------------------------------
                                                                                      FOR THE        FOR THE TEN         FOR THE
                                                                                   YEAR ENDED       MONTHS ENDED      YEAR ENDED
                                                                               MARCH 31, 2001  MARCH 31, 2000(2)    MAY 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................................... $  11,199,064,762  $  5,481,802,324     $ 4,685,818,157
OPERATIONS:
   NET INVESTMENT INCOME ..................................................       758,412,445       362,121,049         272,227,954
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ........................         1,155,803            75,110              54,777
                                                                            -----------------  ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................       759,568,248       362,196,159         272,282,731
                                                                            -----------------  ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ...............................................................               N/A               N/A                 N/A
    ADMINISTRATIVE CLASS ..................................................               N/A               N/A                 N/A
    CLASS B/CLASS E .......................................................               N/A               N/A                 N/A
    INSTITUTIONAL CLASS ...................................................      (160,047,691)      (45,514,130)(1)             N/A
    SERVICE CLASS .........................................................      (598,364,754)     (316,651,938)       (272,182,936)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ...............................................................               N/A               N/A                 N/A
    ADMINISTRATIVE CLASS ..................................................               N/A               N/A                 N/A
    CLASS B/CLASS E .......................................................               N/A               N/A                 N/A
    INSTITUTIONAL CLASS ...................................................                 0               N/A                 N/A
    SERVICE CLASS .........................................................                 0                 0(1)                0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................               N/A               N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS A ....................................               N/A               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS A ......................................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..............................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS .......................               N/A               N/A                 N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS .......................               N/A               N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS .........................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS .................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E ............................               N/A               N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E ............................               N/A               N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E ..............................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E ......................               N/A                 0                 N/A
                                                                            -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................   118,304,580,543    33,083,642,189(1)              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ........................        55,058,043        14,150,304(1)              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................  (117,144,030,616)  (30,981,523,473)(1)             N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................     1,215,607,970     2,116,269,020(1)              N/A
                                                                            -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..............................    45,644,084,863    30,580,475,804      37,587,082,649
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS ..............................       375,329,686       159,925,207         143,723,803
   COST OF SHARES REDEEMED - SERVICE CLASS ................................   (42,795,318,923)  (27,139,437,684)    (36,934,922,080)
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ........................     3,224,095,626     3,600,963,327         795,884,372
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................     4,440,859,399     5,717,262,438         795,984,167
                                                                            -----------------  ----------------     ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ......................................................... $  15,639,924,161  $ 11,199,064,762    $  5,481,802,324
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A .................................................               N/A               N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ..................               N/A               N/A                 N/A
    SHARES REDEEMED - CLASS A .............................................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
    SHARES SOLD - ADMINISTRATIVE CLASS ....................................               N/A               N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS .....               N/A               N/A                 N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ................................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS ......               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
    SHARES SOLD - CLASS B/CLASS E .........................................               N/A               N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E ..........               N/A               N/A                 N/A
    SHARES REDEEMED - CLASS B/CLASS E .....................................               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ...........               N/A               N/A                 N/A
                                                                            -----------------  ----------------     ---------------
    SHARES SOLD - INSTITUTIONAL CLASS .....................................   118,304,580,543    33,083,720,843(1)              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ......        55,058,043        14,150,304(1)              N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS .................................  (117,144,030,616)  (30,981,523,473)(1)             N/A
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......     1,215,607,970     2,116,347,674(1)              N/A
                                                                            -----------------  ----------------     ---------------
    SHARES SOLD - SERVICE CLASS ...........................................    45,644,084,863    30,580,541,901      37,587,082,649
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS ............       375,329,686       159,925,207         143,723,803
    SHARES REDEEMED - SERVICE CLASS .......................................   (42,795,318,923)  (27,139,437,684)    (36,934,922,080)
                                                                            -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............     3,224,095,626     3,601,029,424         795,884,372
                                                                            -----------------  ----------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................... $               0  $              0        $   (102,315)
                                                                            -----------------  ----------------     ---------------


                                                                                                    GOVERNMENT
                                                                                                 MONEY MARKET FUND
                                                                           ---------------------------------------------------------
                                                                                  FOR THE           FOR THE TEN              FOR THE
                                                                               YEAR ENDED          MONTHS ENDED           YEAR ENDED
                                                                           MARCH 31, 2001     MARCH 31, 2000(5)         MAY 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................. $  3,492,915,705   $  3,368,533,822     $  2,260,207,846
OPERATIONS:
   NET INVESTMENT INCOME .................................................      191,903,755        141,286,219          133,990,508
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .......................          211,813           (184,488)             204,634
                                                                           ----------------   ----------------      ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................      192,115,568        141,101,731          134,195,142
                                                                           ----------------   ----------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..............................................................       (3,506,069)        (1,181,705)(1)              N/A
    ADMINISTRATIVE CLASS .................................................              N/A                N/A                  N/A
    CLASS B/CLASS E ......................................................              N/A                N/A                  N/A
    INSTITUTIONAL CLASS ..................................................              N/A                N/A                  N/A
    SERVICE CLASS ........................................................     (188,397,686)      (140,104,514)        (133,990,508)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..............................................................                0                  0(1)               N/A
    ADMINISTRATIVE CLASS .................................................              N/A                N/A                  N/A
    CLASS B/CLASS E ......................................................              N/A                N/A                  N/A
    INSTITUTIONAL CLASS ..................................................              N/A                N/A                  N/A
    SERVICE CLASS ........................................................                0                  0                    0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................      213,353,218        139,610,265(1)               N/A
   REINVESTMENT OF DIVIDENDS - CLASS A ...................................        1,260,599            494,841(1)               N/A
   COST OF SHARES REDEEMED - CLASS A .....................................     (201,118,454)       (81,141,804)(1)              N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .............................       13,495,363         58,963,302(1)               N/A
                                                                           ----------------   ----------------      ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ......................              N/A                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ......................              N/A                N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ........................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E ...........................              N/A                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E ...........................              N/A                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E .............................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E .....................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................              N/A                N/A                  N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .......................              N/A                N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................   29,887,589,726     31,097,729,447       26,091,666,224
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .............................       26,682,893          5,327,578           29,201,156
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................  (30,167,291,929)   (31,037,453,956)     (25,012,746,038)
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS .......................     (253,019,310)        65,603,069        1,108,121,342
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................     (239,312,134)       124,381,883        1,108,325,976
                                                                           ----------------   ----------------      ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ........................................................ $  3,253,603,571   $  3,492,915,705     $  3,368,533,822
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ................................................      213,353,218        139,611,479(1)               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .................        1,260,599            494,841(1)               N/A
    SHARES REDEEMED - CLASS A ............................................     (201,118,454)       (81,141,804)(1)              N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       13,495,363         58,964,516(1)               N/A
                                                                           ----------------   ----------------      ---------------
    SHARES SOLD - ADMINISTRATIVE CLASS ...................................              N/A                N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ....              N/A                N/A                  N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ...............................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS .....              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
    SHARES SOLD - CLASS B/CLASS E ........................................              N/A                N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .........              N/A                N/A                  N/A
    SHARES REDEEMED - CLASS B/CLASS E ....................................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ..........              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
    SHARES SOLD - INSTITUTIONAL CLASS ....................................              N/A                N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .....              N/A                N/A                  N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS ................................              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......              N/A                N/A                  N/A
                                                                           ----------------   ----------------      ---------------
    SHARES SOLD - SERVICE CLASS ..........................................   29,887,589,726     31,097,729,447       26,091,666,224
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS ...........       26,682,893          5,327,578           29,201,156
    SHARES REDEEMED - SERVICE CLASS ......................................  (30,167,291,929)   (31,037,453,956)     (25,012,746,038)
                                                                           ----------------   ----------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............     (253,019,310)        65,603,069        1,108,121,342
                                                                           ----------------   ----------------      ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .................... $              0   $              0     $        (56,270)
                                                                           ----------------   ----------------      ---------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
                                                                        -----------------------------------------------------------

                                                                                FOR THE          FOR THE TEN           FOR THE
                                                                             YEAR ENDED         MONTHS ENDED        YEAR ENDED
                                                                         MARCH 31, 2001    MARCH 31, 2000(3)      MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $ 1,147,214,579    $ 1,060,762,128     $ 1,021,763,286
OPERATIONS:
   NET INVESTMENT INCOME .............................................       38,523,609         28,350,613          34,234,759
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ...................          (41,391)            68,766               6,112
                                                                        ---------------    ---------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................       38,482,218         28,419,379          34,240,871
                                                                        ---------------    ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..........................................................              N/A           (485,964)(4)      (1,157,118)
    ADMINISTRATIVE CLASS .............................................              N/A                N/A                 N/A
    CLASS B/CLASS E ..................................................              N/A                N/A                 N/A
    INSTITUTIONAL CLASS ..............................................       (2,473,722)          (299,922)(1)             N/A
    SERVICE CLASS ....................................................      (36,049,887)       (27,564,727)        (33,067,705)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..........................................................              N/A                  0(4)             (628)
    ADMINISTRATIVE CLASS .............................................              N/A                N/A                 N/A
    CLASS B/CLASS E ..................................................              N/A                N/A                 N/A
    INSTITUTIONAL CLASS ..............................................                0                  0(1)              N/A
    SERVICE CLASS ....................................................                0                  0             (16,474)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................              N/A         16,850,329(4)       51,468,576
   REINVESTMENT OF DIVIDENDS - CLASS A ...............................              N/A            471,208(4)        1,155,538
   COST OF SHARES REDEEMED - CLASS A .................................              N/A        (58,499,543)(4)     (55,521,236)
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........................              N/A        (41,178,006)(4)      (2,897,122)
                                                                        ---------------    ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ..................              N/A                N/A                 N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ..................              N/A                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ....................              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ............              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E .......................              N/A                N/A                 N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .......................              N/A                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E .........................              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E .................              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................      313,846,613        385,664,825(1)              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...................        1,271,689             76,787(1)              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................     (272,985,023)      (362,606,896)(1)             N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............       42,133,279         23,134,716(1)              N/A
                                                                        ---------------    ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .........................    2,502,356,978      2,015,467,599       4,895,924,473
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .........................        7,131,257          1,611,072           8,171,310
   COST OF SHARES REDEEMED - SERVICE CLASS ...........................   (2,450,250,529)    (1,912,651,696)     (4,862,198,765)
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................       59,237,706        104,426,975          41,897,018
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ................................      101,329,594         86,452,451          38,998,842
                                                                        ---------------    ---------------     ---------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ....................................................  $ 1,248,544,173    $ 1,147,214,579     $ 1,060,762,128
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ............................................              N/A         16,850,329(4)       51,468,576
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .............              N/A            471,208(4)        1,155,538
    SHARES REDEEMED - CLASS A ........................................              N/A        (58,502,479)(4)     (55,521,236)
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............              N/A        (41,180,942)(4)      (2,897,122)
                                                                        ---------------    ---------------     ---------------
    SHARES SOLD - ADMINISTRATIVE CLASS ...............................              N/A                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS               N/A                N/A                 N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ...........................              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS .              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
    SHARES SOLD - CLASS B/CLASS E ....................................              N/A                N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .....              N/A                N/A                 N/A
    SHARES REDEEMED - CLASS B/CLASS E ................................              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ......              N/A                N/A                 N/A
                                                                        ---------------    ---------------     ---------------
    SHARES SOLD - INSTITUTIONAL CLASS                                       313,846,613        385,671,595(1)              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .        1,271,689             76,787(1)              N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS                                  (272,985,023)      (362,606,896)(1)             N/A
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..       42,133,279         23,141,486(1)              N/A
                                                                        ---------------    ---------------     ---------------
    SHARES SOLD - SERVICE CLASS ......................................    2,502,356,978      2,015,467,599       4,895,924,473
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS .......        7,131,257          1,611,072           8,171,310
    SHARES REDEEMED - SERVICE CLASS ..................................   (2,450,250,529)    (1,912,651,696)     (4,862,198,765)
                                                                        ---------------    ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ........       59,237,706        104,426,975          41,897,018
                                                                        ---------------    ---------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $             0    $             0     $      (126,904)
                                                                        ---------------    ---------------     ---------------

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                       100% TREASURY MONEY MARKET FUND
                                                                        ----------------------------------------------------------
                                                                                 FOR THE          FOR THE TEN              FOR THE
                                                                              YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                                          MARCH 31, 2001       MARCH 31, 2000         MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $  1,704,296,646     $  1,548,548,589     $  1,440,515,062
OPERATIONS:
   NET INVESTMENT INCOME .............................................       101,697,374           66,843,765           69,668,576
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ...................         1,399,867             (856,341)             101,345
                                                                        ----------------     ----------------     ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................       103,097,241           65,987,424           69,769,921
                                                                        ----------------     ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..........................................................        (3,068,343)             (18,741)(1)              N/A
    ADMINISTRATIVE CLASS .............................................               N/A                  N/A                  N/A
    CLASS B/CLASS E ..................................................               N/A                  N/A                  N/A
    INSTITUTIONAL CLASS ..............................................               N/A                  N/A                  N/A
    SERVICE CLASS ....................................................       (98,629,031)         (66,825,024)         (69,668,576)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..........................................................                 0                    0(1)               N/A
    ADMINISTRATIVE CLASS .............................................               N/A                  N/A                  N/A
    CLASS B/CLASS E ..................................................               N/A                  N/A                  N/A
    INSTITUTIONAL CLASS ..............................................               N/A                  N/A                  N/A
    SERVICE CLASS ....................................................                 0                    0             (536,906)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................       295,536,066            2,321,689(1)               N/A
   REINVESTMENT OF DIVIDENDS - CLASS A ...............................         2,808,718               18,157(1)               N/A
   COST OF SHARES REDEEMED - CLASS A .................................      (202,184,972)            (293,242)(1)              N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........................        96,159,812            2,046,604(1)               N/A
                                                                        ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ..................               N/A                  N/A                  N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ..................               N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ....................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ............               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E .......................               N/A                  N/A                  N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .......................               N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E .........................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E .................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................               N/A                  N/A                  N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...................               N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .........................    12,056,886,644       18,415,108,001       19,545,459,290
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .........................        23,896,280            9,266,578           20,981,138
   COST OF SHARES REDEEMED - SERVICE CLASS ...........................   (11,529,761,537)     (18,269,816,785)     (19,457,971,340)
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................       551,021,387          154,557,794          108,469,088
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       648,581,066          155,748,057          108,033,527
                                                                        ----------------     ----------------     ----------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ....................................................  $  2,352,877,712     $  1,704,296,646     $  1,548,548,589
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ............................................       295,536,066            2,321,689(1)               N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .............         2,808,718               18,157(1)               N/A
    SHARES REDEEMED - CLASS A ........................................      (202,184,972)            (293,242)(1)              N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............        96,159,812            2,046,604(1)               N/A
                                                                        ----------------     ----------------     ----------------
    SHARES SOLD - ADMINISTRATIVE CLASS ...............................               N/A                  N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                N/A                  N/A                  N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ...........................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS .               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
    SHARES SOLD - CLASS B/CLASS E ....................................               N/A                  N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .....               N/A                  N/A                  N/A
    SHARES REDEEMED - CLASS B/CLASS E ................................               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ......               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
    SHARES SOLD - INSTITUTIONAL CLASS                                                N/A                  N/A                  N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .               N/A                  N/A                  N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS                                            N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..               N/A                  N/A                  N/A
                                                                        ----------------     ----------------     ----------------
    SHARES SOLD - SERVICE CLASS ......................................    12,056,886,644       18,415,108,001       19,545,459,290
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS .......        23,896,280            9,266,578           20,981,138
    SHARES REDEEMED - SERVICE CLASS ..................................   (11,529,761,537)     (18,269,816,785)     (19,457,971,340)
                                                                        ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ........       551,021,387          154,557,794          108,469,088
                                                                        ----------------     ----------------     ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $        168,885     $        168,885     $              0
                                                                        ----------------     ----------------     ----------------


                                                                                     PRIME INVESTMENT MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                                   FOR THE       FOR THE TEN            FOR THE
                                                                                YEAR ENDED      MONTHS ENDED         YEAR ENDED
                                                                            MARCH 31, 2001    MARCH 31, 2000       MAY 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $     222,523,000  $  1,023,150,843     $   789,717,068
OPERATIONS:
   NET INVESTMENT INCOME .............................................          53,516,417        22,604,215          40,540,864
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ...................             199,657           (24,393)              8,287
                                                                         -----------------  ----------------     ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................          53,716,074        22,579,822          40,549,151
                                                                         -----------------  ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..........................................................                 N/A       (19,342,134)(6)     (38,948,607)
    ADMINISTRATIVE CLASS .............................................                 N/A               N/A                 N/A
    CLASS B/CLASS E ..................................................                 N/A           (25,721)(6)         (41,042)
    INSTITUTIONAL CLASS ..............................................                 N/A               N/A                 N/A
    SERVICE CLASS ....................................................         (53,516,417)       (3,251,066)         (1,536,507)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..........................................................                 N/A                 0(6)                0
    ADMINISTRATIVE CLASS .............................................                 N/A               N/A                 N/A
    CLASS B/CLASS E ..................................................                 N/A                 0(6)                0
    INSTITUTIONAL CLASS ..............................................                 N/A               N/A                 N/A
    SERVICE CLASS ....................................................                   0                 0                   0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................                 N/A       384,509,519(6)      487,586,321
   REINVESTMENT OF DIVIDENDS - CLASS A ...............................                 N/A        18,391,336(6)       38,964,610
   COST OF SHARES REDEEMED - CLASS A .................................                 N/A    (1,356,042,883)(6)    (362,778,775)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .........................                 N/A      (953,142,028)(6)     163,772,156
                                                                         -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ..................                 N/A               N/A                 N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ..................                 N/A               N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ....................                 N/A               N/A                 N/A
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ............                 N/A               N/A                 N/A
                                                                         -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E .......................                 N/A         1,725,982(6)        2,427,450
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .......................                 N/A            20,514(6)           40,453
   COST OF SHARES REDEEMED - CLASS B/CLASS E .........................                 N/A        (2,951,181)(6)      (1,600,458)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E .................                 N/A        (1,204,685)(6)         867,445
                                                                         -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................                 N/A       731,376,920(7)              N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...................                 N/A         1,406,629(7)              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................                 N/A      (510,255,263)(7)             N/A
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............                 N/A       222,528,286(7)              N/A
                                                                         -----------------  ----------------     ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .........................      16,396,115,298       231,243,670         229,896,292
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .........................           6,563,137         1,253,590           1,528,404
   COST OF SHARES REDEEMED - SERVICE CLASS ...........................     (14,946,969,515)     (301,267,577)       (162,653,517)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................       1,455,708,920       (68,770,317)         68,771,179
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       1,455,908,577      (800,627,843)        233,433,775
                                                                         -----------------  ----------------     ---------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ....................................................   $   1,678,431,577  $    222,523,000     $ 1,023,150,843
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ............................................                 N/A       384,509,519(6)      487,586,321
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .............                 N/A        18,391,336(6)       38,964,610
    SHARES REDEEMED - CLASS A ........................................                 N/A    (1,356,081,065)(6)    (362,778,775)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............                 N/A      (953,180,210)(6)     163,772,156
                                                                         -----------------  ----------------     ---------------
    SHARES SOLD - ADMINISTRATIVE CLASS ...............................                 N/A               N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                  N/A               N/A                 N/A
    SHARES REDEEMED - ADMINISTRATIVE CLASS ...........................                 N/A               N/A                 N/A
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS .                 N/A               N/A                 N/A
                                                                         -----------------  ----------------     ---------------
    SHARES SOLD - CLASS B/CLASS E ....................................                 N/A         1,725,982(6)        2,427,450
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E .....                 N/A            20,514(6)           40,453
    SHARES REDEEMED - CLASS B/CLASS E ................................                 N/A        (2,951,222)(6)      (1,600,458)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E ......                 N/A        (1,204,726)(6)         867,445
                                                                         -----------------  ----------------     ---------------
    SHARES SOLD - INSTITUTIONAL CLASS                                                  N/A       731,376,920(7)              N/A
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .                 N/A         1,406,629(7)              N/A
    SHARES REDEEMED - INSTITUTIONAL CLASS                                              N/A      (510,255,263)(7)             N/A
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..                 N/A       222,528,286(7)              N/A
                                                                         -----------------  ----------------     ---------------
    SHARES SOLD - SERVICE CLASS ......................................      16,396,115,298       231,243,670         229,896,292
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS .......           6,563,137         1,253,590           1,528,404
    SHARES REDEEMED - SERVICE CLASS ..................................     (14,946,969,515)     (301,267,577)       (162,653,517)
                                                                         -----------------  ----------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ........       1,455,708,920       (68,770,317)         68,771,179
                                                                         -----------------  ----------------     ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................   $               4  $              4     $        11,637
                                                                         -----------------  ----------------     ---------------

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 TREASURY PLUS INSTITUITIONAL
                                                                                                      MONEY MARKET FUND
                                                                                         -------------------------------------------
                                                                                                   FOR THE                 FOR THE
                                                                                                YEAR ENDED              YEAR ENDED
                                                                                            MARCH 31, 2001      MARCH 31, 2000 (8)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS...............................................................   $     858,742,483   $   2,170,334,965
OPERATIONS:
   NET INVESTMENT INCOME..............................................................          61,277,864          82,558,288
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS....................................             199,162             (29,640)
                                                                                         -----------------   -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................          61,477,026          82,528,648
                                                                                         -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A.............................................................................               N/A         (24,950,102)(9)
    ADMINISTRATIVE CLASS................................................................               N/A          (2,208,198)
    CLASS B/CLASS E.....................................................................               N/A         (13,974,099)(9)
    INSTITUTIONAL CLASS.................................................................       (24,866,987)        (29,064,561)
    SERVICE CLASS.......................................................................       (36,410,877)        (12,361,328)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A.............................................................................              N/A                   0(9)
    ADMINISTRATIVE CLASS................................................................              N/A                   0
    CLASS B/CLASS E.....................................................................              N/A                   0(9)
    INSTITUTIONAL CLASS.................................................................                0                   0
    SERVICE CLASS.......................................................................                0                   0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................................................              N/A       1,284,191,796(9)
   REINVESTMENT OF DIVIDENDS - CLASS A..................................................              N/A           3,111,729(9)
   COST OF SHARES REDEEMED - CLASS A....................................................              N/A      (1,831,221,877)(9)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A............................................              N/A        (543,918,352)(9)
                                                                                         -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS.....................................              N/A          85,867,401(10)
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS.....................................              N/A           2,358,799(10)
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS.......................................              N/A        (188,319,973)(10)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS...............................               N/A        (100,093,773)(10)
                                                                                         -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E..........................................               N/A         841,125,549(9)
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E..........................................               N/A                   0(9)
   COST OF SHARES REDEEMED - CLASS B/CLASS E............................................               N/A      (1,425,568,024)(9)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E....................................               N/A        (584,442,475)(9)
                                                                                         -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......................................    46,272,404,433      48,358,025,436
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS......................................         5,037,644          11,059,800
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........................................   (46,252,000,403)    (48,472,622,077)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS...............................         25,441,674        (103,536,841)
                                                                                         -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS............................................     8,406,303,679       4,609,832,463
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS............................................         8,622,936           9,609,868
   COST OF SHARES REDEEMED - SERVICE CLASS..............................................    (7,832,837,143)     (4,599,013,732)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS......................................       582,089,472          20,428,599
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS...................................................       607,730,308      (1,311,592,482)
                                                                                         -----------------   -----------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS....................................................................... $   1,466,472,791   $     858,742,483
SHARE ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A...............................................................              N/A       1,284,191,796(9)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A................................              N/A           3,111,729(9)
    SHARES REDEEMED - CLASS A...........................................................              N/A      (1,831,248,142)(9)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A.................................              N/A        (543,944,617)(9)
                                                                                         -----------------   -----------------
    SHARES SOLD - ADMINISTRATIVE CLASS..................................................               N/A          85,867,401(10)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS...................               N/A           2,358,799(10)
    SHARES REDEEMED - ADMINISTRATIVE CLASS..............................................               N/A        (188,320,695)(10)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS....................               N/A        (100,094,495)(10)
                                                                                         -----------------   -----------------
    SHARES SOLD - CLASS B/CLASS E.......................................................               N/A         841,125,549(9)
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E........................               N/A                   0(9)
    SHARES REDEEMED - CLASS B/CLASS E...................................................               N/A      (1,425,570,489)(9)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E.........................               N/A        (584,444,940)(9)
                                                                                         -----------------   -----------------
    SHARES SOLD - INSTITUTIONAL CLASS...................................................    46,272,404,433      48,358,025,436
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS....................         5,037,644          11,059,800
    SHARES REDEEMED - INSTITUTIONAL CLASS...............................................   (46,252,000,403)    (48,472,616,799)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS.....................        25,441,674        (103,531,563)
                                                                                         -----------------   -----------------
    SHARES SOLD - SERVICE CLASS.........................................................     8,406,303,679       4,609,832,463
    SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS..........................         8,622,936           9,609,868
    SHARES REDEEMED - SERVICE CLASS.....................................................    (7,832,837,143)     (4,599,026,227)
                                                                                         -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS...........................       582,089,472          20,416,104
                                                                                         -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME................................... $               0   $               0
                                                                                         -----------------   -----------------

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------


NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) This class of shares commenced operations on November 8, 1999.

(2) "Proceeds from shares sold" includes $2,053,684,696 for Service Class, and "Shares sold" includes 2,053,752,793 for Service Class, as a result of the consolidation of the Service and Administrative Class shares of the Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $1,698,113,998 for the Institutional Class, and "Shares sold" includes 1,698,194,434 for the Institutional Class as a result of the consolidation of the Stagecoach Prime Money Market Fund.

(3) "Proceeds from shares sold" includes $35,535,275 for Institutional Class, and "Shares sold" includes 35,542,045 for Institutional Class as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.

(4) This class of shares merged into the Well Fargo National Tax-Free Money Market Fund on November 8, 1999.

(5) "Proceeds from shares sold" includes $59,954,527 for Class A, and "Shares sold" includes 59,955,742 for Class A as a result of the consolidation of the Stagecoach Government Money Market Fund.

(6) This class of shares merged into the Well Fargo Money Market Fund on November 8, 1999.

(7) The Institutional Class of shares became Service Class shares on November 8, 1999.

(8) "Proceeds from shares sold" includes $106,952,490 for Service Class, and "Shares sold" includes 106,961,046 for Service Class as a result of the consolidation of the Norwest Treasury Plus Money Market Fund.

(9) This class of shares merged into the Wells Fargo Treasury Plus Money Market Fund on November 8, 1999.

(10) The Administrative Class of shares became Service Class shares on November 8, 1999.







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    55

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       NET REALIZED
                                                                              BEGINNING                         AND     DIVIDENDS
                                                                              NET ASSET         NET      UNREALIZED      FROM NET
                                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON    INVESTMENT
                                                                                  SHARE      INCOME     INVESTMENTS        INCOME
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.03            0.00         (0.03)
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ....................................        $1.00        0.01            0.00         (0.01)

CASH INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.06            0.00         (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(3) ........................................        $1.00        0.04            0.00         (0.04)
JUNE 1, 1998 TO MAY 31, 1999 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1997 TO MAY 31, 1998 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1996 TO MAY 31, 1997 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1995 TO MAY 31, 1996 .............................................        $1.00        0.05            0.00         (0.05)

GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(3) ........................................        $1.00        0.04            0.00         (0.04)
JUNE 1, 1998 TO MAY 31, 1999 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1997 TO MAY 31, 1998 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1996 TO MAY 31, 1997 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1995 TO MAY 31, 1996 .............................................        $1.00        0.05            0.00         (0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.04            0.00         (0.04)
JUNE 1, 1999 TO MARCH 31, 2000(3) ........................................        $1.00        0.03            0.00         (0.03)
JUNE 1, 1998 TO MAY 31, 1999 .............................................        $1.00        0.03            0.00         (0.03)
JUNE 1, 1997 TO MAY 31, 1998 .............................................        $1.00        0.03            0.00         (0.03)
JUNE 1, 1996 TO MAY 31, 1997 .............................................        $1.00        0.03            0.00         (0.03)
JUNE 1, 1995 TO MAY 31, 1996 .............................................        $1.00        0.04            0.00         (0.04)

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1999 TO MARCH 31, 2000(3) ........................................        $1.00        0.04            0.00         (0.04)
JUNE 1, 1998 TO MAY 31, 1999 .............................................        $1.00        0.04            0.00         (0.04)
JUNE 1, 1997 TO MAY 31, 1998 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1996 TO MAY 31, 1997 .............................................        $1.00        0.05            0.00         (0.05)
JUNE 1, 1995 TO MAY 31, 1996 .............................................        $1.00        0.05            0.00         (0.05)

PRIME INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.06            0.00         (0.06)
JUNE 1, 1999 TO MARCH 31, 2000(3) ........................................        $1.00        0.04            0.00         (0.04)
SEPTEMBER 2, 1998(2) TO MAY 31, 1999 .....................................        $1.00        0.04            0.00         (0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(5)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 .............................................        $1.00        0.06            0.00         (0.06)
APRIL 1, 1999 TO MARCH 31, 2000 ..........................................        $1.00        0.05            0.00         (0.05)
APRIL 1, 1998 TO MARCH 31, 1999 ..........................................        $1.00        0.05            0.00         (0.05)
APRIL 1, 1997 TO MARCH 31, 1998 ..........................................        $1.00        0.05            0.00         (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997(6) .....................................        $1.00        0.02            0.00         (0.02)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ....................................        $1.00        0.05            0.00         (0.05)

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS        ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       FROM NET     NET ASSET     --------------------------------------------------
                                                       REALIZED     VALUE PER     NET INVESTMENT            NET             GROSS
                                                          GAINS         SHARE             INCOME       EXPENSES       EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               3.10%          0.45%           0.57%
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........          0.00         $1.00               2.69%          0.45%           0.51%

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               5.94%          0.48%           0.54%
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............          0.00         $1.00               5.23%(4)       0.48%(4)        0.54%(4)
JUNE 1, 1998 TO MAY 31, 1999 ....................          0.00         $1.00               4.91%(4)       0.48%(4)        0.57%(4)
JUNE 1, 1997 TO MAY 31, 1998 ....................          0.00         $1.00               5.29%(4)       0.48%(4)        0.57%(4)
JUNE 1, 1996 TO MAY 31, 1997 ....................          0.00         $1.00               5.07%          0.48%           0.49%
JUNE 1, 1995 TO MAY 31, 1996 ....................          0.00         $1.00               5.36%          0.48%           0.49%

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               5.79%          0.50%           0.56%
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............          0.00         $1.00               4.94%          0.50%           0.54%
JUNE 1, 1998 TO MAY 31, 1999 ....................          0.00         $1.00               4.69%          0.50%           0.52%
JUNE 1, 1997 TO MAY 31, 1998 ....................          0.00         $1.00               5.08%          0.50%           0.51%
JUNE 1, 1996 TO MAY 31, 1997 ....................          0.00         $1.00               4.91%          0.49%           0.49%
JUNE 1, 1995 TO MAY 31, 1996 ....................          0.00         $1.00               5.13%          0.50%           0.51%

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               3.68%          0.45%           0.56%
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............          0.00         $1.00               3.05%          0.45%           0.57%
JUNE 1, 1998 TO MAY 31, 1999 ....................          0.00         $1.00               2.91%          0.45%           0.57%
JUNE 1, 1997 TO MAY 31, 1998 ....................          0.00         $1.00               3.32%          0.45%           0.59%
JUNE 1, 1996 TO MAY 31, 1997 ....................          0.00         $1.00               3.21%          0.45%           0.70%
JUNE 1, 1995 TO MAY 31, 1996 ....................          0.00         $1.00               3.41%          0.45%           0.72%

100% TREASURY MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               5.41%          0.46%           0.55%
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............          0.00         $1.00               4.67%          0.46%           0.54%
JUNE 1, 1998 TO MAY 31, 1999 ....................          0.00         $1.00               4.34%          0.46%           0.53%
JUNE 1, 1997 TO MAY 31, 1998 ....................          0.00         $1.00               4.89%          0.46%           0.54%
JUNE 1, 1996 TO MAY 31, 1997 ....................          0.00         $1.00               4.74%          0.46%           0.53%
JUNE 1, 1995 TO MAY 31, 1996 ....................          0.00         $1.00               4.91%          0.46%           0.56%

PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               5.72%          0.55%           0.63%
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............          0.00         $1.00               5.15%(4)       0.55%(4)        0.93%(4)
SEPTEMBER 2, 1998(2) TO MAY 31, 1999 ............          0.00         $1.00               4.69%(4)       0.54%(4)        0.74%(4)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(5)
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................          0.00         $1.00               5.64%          0.46%           0.55%
APRIL 1, 1999 TO MARCH 31, 2000 .................          0.00         $1.00               5.04%          0.45%           0.63%
APRIL 1, 1998 TO MARCH 31, 1999 .................          0.00         $1.00               4.70%          0.45%           0.70%
APRIL 1, 1997 TO MARCH 31, 1998 .................          0.00         $1.00               5.07%          0.45%           0.65%
OCTOBER 1, 1996 TO MARCH 31, 1997(6) ............          0.00         $1.00               4.91%          0.45%           0.61%
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ...........          0.00         $1.00               4.98%          0.45%           0.60%


                                                                       NET ASSETS AT
                                                           TOTAL       END OF PERIOD
                                                          RETURN     (000'S OMITTED)
--------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           3.20%      $  150,149
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........           1.10%          75,697

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           6.14%     $12,307,775
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............           4.37%     $ 9,082,788
JUNE 1, 1998 TO MAY 31, 1999 ....................           5.04%     $ 5,481,802
JUNE 1, 1997 TO MAY 31, 1998 ....................           5.42%     $ 4,685,818
JUNE 1, 1996 TO MAY 31, 1997 ....................           5.21%     $ 2,147,894
JUNE 1, 1995 TO MAY 31, 1996 ....................           5.50%     $ 1,739,549

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           5.97%     $ 3,181,143
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............           4.18%     $ 3,433,956
JUNE 1, 1998 TO MAY 31, 1999 ....................           4.81%     $ 3,368,534
JUNE 1, 1997 TO MAY 31, 1998 ....................           5.20%     $ 2,260,208
JUNE 1, 1996 TO MAY 31, 1997 ....................           5.04%     $ 1,912,574
JUNE 1, 1995 TO MAY 31, 1996 ....................           5.27%     $ 1,649,721

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           3.78%     $ 1,183,279
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............           2.58%     $ 1,124,073
JUNE 1, 1998 TO MAY 31, 1999 ....................           2.97%     $ 1,019,589
JUNE 1, 1997 TO MAY 31, 1998 ....................           3.39%      $  977,693
JUNE 1, 1996 TO MAY 31, 1997 ....................           3.28%      $  635,655
JUNE 1, 1995 TO MAY 31, 1996 ....................           3.52%      $  592,436

100% TREASURY MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           5.59%     $ 2,254,618
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............           3.94%     $ 1,702,250
JUNE 1, 1998 TO MAY 31, 1999 ....................           4.49%     $ 1,548,549
JUNE 1, 1997 TO MAY 31, 1998 ....................           5.00%     $ 1,440,515
JUNE 1, 1996 TO MAY 31, 1997 ....................           4.87%     $ 1,003,697
JUNE 1, 1995 TO MAY 31, 1996 ....................           5.04%      $  802,270

PRIME INVESTMENT MONEY MARKET FUND
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           6.02%     $ 1,678,432
JUNE 1, 1999 TO MARCH 31, 2000(3) ...............           4.30%      $  222,523
SEPTEMBER 2, 1998(2) TO MAY 31, 1999 ............           3.59%       $  68,771

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(5)
-------------------------------------------------
SERVICE CLASS
APRIL 1, 2000 MARCH 31, 2001 ....................           5.83%     $ 1,050,508
APRIL 1, 1999 TO MARCH 31, 2000 .................           4.76%      $  468,150
APRIL 1, 1998 TO MARCH 31, 1999 .................           4.83%      $  447,886
APRIL 1, 1997 TO MARCH 31, 1998 .................           5.20%      $  367,111
OCTOBER 1, 1996 TO MARCH 31, 1997(6) ............           2.47%      $  483,401
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ...........           5.03%     $ 1,340,325

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  Commencement of operations.

(3)  The Fund changed its fiscal year-end from May 31 to March 31.

(4) Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

(5) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, Wells Fargo Bank, N.A. assumed investment advisory responsibilites. Prior to April 1, 1996, First Interstate Capital Management, Inc. ("FICM") served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

(6)  The Fund changed its fiscal year-end from September 30 to March 31.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

     Stagecoach Fund                   Norwest Advantage Fund             Wells Fargo Fund
     CALIFORNIA TAX-FREE MONEY                                            CALIFORNIA TAX-FREE MONEY
     MARKET FUND (A)*                                                     MARKET FUND

     PRIME MONEY MARKET                CASH INVESTMENT FUND (SVC)*        CASH INVESTMENT MONEY
     FUND (AD, SVC, I)                                                    MARKET FUND

     GOVERNMENT MONEY MARKET           U.S. GOVERNMENT FUND (SVC)*        GOVERNMENT MONEY MARKET FUND
     FUND (A)

     NATIONAL TAX-FREE MONEY           MUNICIPAL MONEY MARKET             NATIONAL TAX-FREE INSTITUTIONAL
     MARKET FUND (I)                   FUND (SVC)*                        MONEY MARKET FUND

                                       TREASURY FUND (SVC)*               100% TREASURY MONEY
                                                                          MARKET FUND

                                       READY CASH INVESTMENT FUND (I)*    PRIME INVESTMENT MONEY
                                                                          MARKET FUND

     TREASURY PLUS MONEY MARKET        TREASURY PLUS FUND (SVC)           TREASURY PLUS INSTITUTIONAL MONEY
     FUND (AD, SVC, I)*                                                   MARKET FUND

* ACCOUNTING SURVIVOR

     In the Consolidation, the Wells Fargo Cash Investment Money Market Fund acquired all of the net assets attributable to Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund and all of the net assets of the Service class of the Norwest Advantage Cash Investment Fund. The Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund exchanged their 3,751,947,227 shares for 3,751,947,227 shares of the Wells Fargo Cash Investment Money Market Fund. Concurrent with the Consolidation, Administrative shares of the Stagecoach Prime Money Market Fund became Service shares of the Wells Fargo Cash Investment Money Market Fund.

     In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.

     In the Consolidation, the Wells Fargo National Tax-Free Institutional Money Market Fund acquired all of the net assets of the Institutional share class of the Stagecoach National Tax-Free Money Market Fund and all of the net assets of the Service share class of the Norwest Advantage Municipal Money Market Fund. The Institutional share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 35,542,045 shares for 35,542,045 shares of the Wells Fargo National Tax-Free Institutional Money Market Fund.

     In the Consolidation, the Wells Fargo Treasury Plus Institutional Money Market Fund acquired all of the net assets of the Administrative, Service and Institutional shares of the Stagecoach Treasury Plus Money Market Fund and the Service shares of the Norwest Advantage Treasury Plus Fund. The Norwest Advantage Treasury Plus Fund exchanged its 106,961,046 shares for 106,961,046 shares of the Wells

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Fargo Treasury Plus Institutional Money Market Fund. Concurrent with the Consolidation, the Administrative shares of the Stagecoach Treasury Plus Money Market Fund became Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund.

     At the time of the Consolidation, the Cash Investment Money Market and Prime Investment Money Market Funds, structured as "Gateway" Funds in a "Core-Gateway" structure, were restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through "Core" portfolios (Prime Money Market Portfolio, Money Market Portfolio).

     The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any) and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential distribution rights. Differences in per share distribution rates generally result from differences in separate class expenses, including shareholder servicing and transfer agent fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

     Each Fund, with exception of the 100% Treasury Money Market, National Tax-Free Institutional Money Market, and the California Tax-Free Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                                           Undistributed Net    Paid-in
      Fund                                                               Realized Gain/(Loss)   Capital
      CASH INVESTMENT MONEY MARKET FUND                                      (1,667,828)      1,667,828
      GOVERNMENT MONEY MARKET FUND                                             (122,756)        122,756
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                              (8,696)          8,696

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                             Capital Loss
      Fund                                                                   Year Expires    Carryforwards
      CASH INVESTMENT MONEY MARKET FUND                                          2002          $397,611
                                                                                 2005            75,562
      GOVERNMENT MONEY MARKET FUND                                               2008            96,580
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                          2008           $47,645
                                                                                 2009            39,671
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                      2003            $1,017
                                                                                 2005           144,878
                                                                                 2006            25,929
                                                                                 2007           358,279
                                                                                 2008            10,810

3. ADVISORY FEES

     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                                           % of Average Daily Net Assets
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                      0.30
      CASH INVESTMENT MONEY MARKET FUND                                          0.10
      GOVERNMENT MONEY MARKET FUND                                               0.35
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                          0.10
      100% TREASURY MONEY MARKET FUND                                            0.35
      PRIME INVESTMENT MONEY MARKET FUND                                         0.10
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                              0.10

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

4. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

6. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds and Institutional Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds.

     The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 2001 were as follows:

      Fund                                                                      Class A      Service Class
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                  $5,893,998              $0
      CASH INVESTMENT MONEY MARKET FUND                                             N/A      25,096,311
      GOVERNMENT MONEY MARKET FUND                                              157,809               0
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                             N/A       2,434,563
      100% TREASURY MONEY MARKET FUND                                           145,764               0
      PRIME INVESTMENT MONEY MARKET FUND                                            N/A       2,344,127
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                 N/A       1,611,452

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

     Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 10 shares of the California Tax-Free Money Market Fund Service Class, 86 shares of the Cash Investment Money Market Fund Service Class and 13,612 shares of the Treasury Plus Institutional Money Market Fund Service Class.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

8. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2001, were waived by Funds Management.

                                                                                       Total Fees Waived by
      Fund                                                                               Funds Management
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                                 $3,012,244
      CASH INVESTMENT MONEY MARKET FUND                                                      7,510,043
      GOVERNMENT MONEY MARKET FUND                                                           1,940,811
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                                      1,109,568
      100% TREASURY MONEY MARKET FUND                                                        1,653,528
      PRIME INVESTMENT MONEY MARKET FUND                                                       759,599
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                                            835,429

MONEY MARKET FUNDS                                   INDEPENDENT AUDITORS REPORT
--------------------------------------------------------------------------------

TO THE SERVICE CLASS SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Institutional Money Market Fund, 100% Treasury Money Market Fund, Prime Investment Money Market Fund and Treasury Plus Institutional Money Market Fund (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



   /s/ KPMG LLP
   San Francisco, California
   May 11, 2001

TAX INFORMATION (UNAUDITED)                                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------


TAX INFORMATION (UNAUDITED)

     For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under
   Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

     For federal income tax purposes, the National Tax-Free Institutional Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.

     For California income tax purposes, the 100% Treasury Money Market Fund and the Treasury Plus Institutional Money Market Fund designate 100% and 33.91%, respectively, of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

MONEY MARKET FUNDS                                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------


The following is a list of common abbreviations for terms and entities which may have appeared in this report.


ABAG        -- ASSOCIATION OF BAY AREA GOVERNMENTS

ADR         -- AMERICAN DEPOSITORY RECEIPTS

AMBAC       -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

AMT         -- ALTERNATIVE MINIMUM TAX

ARM         -- ADJUSTABLE RATE MORTGAGES

BART        -- BAY AREA RAPID TRANSIT

CDA         -- COMMUNITY DEVELOPMENT AUTHORITY

CDSC        -- CONTINGENT DEFERRED SALES CHARGE

CGIC        -- CAPITAL GUARANTY INSURANCE COMPANY

CGY         -- CAPITAL GUARANTY CORPORATION

CMT         -- CONSTANT MATURITY TREASURY

COFI        -- COST OF FUNDS INDEX

Connie Lee  -- CONNIE LEE INSURANCE COMPANY

COP         -- CERTIFICATE OF PARTICIPATION

CP          -- COMMERCIAL PAPER

CTF         -- COMMON TRUST FUND

DW&P        -- DEPARTMENT OF WATER & POWER

DWR         -- DEPARTMENT OF WATER RESOURCES

EDFA        -- EDUCATION FINANCE AUTHORITY

FGIC        -- FINANCIAL GUARANTY INSURANCE CORPORATION

FHA         -- FEDERAL HOUSING AUTHORITY

FHLB        -- FEDERAL HOME LOAN BANK

FHLMC       -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA        -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FRN         -- FLOATING RATE NOTES

FSA         -- FINANCIAL SECURITY ASSURANCE, INC

GNMA        -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO          -- GENERAL OBLIGATION

HFA         -- HOUSING FINANCE AUTHORITY

HFFA        -- HEALTH FACILITIES FINANCING AUTHORITY

IDA         -- INDUSTRIAL DEVELOPMENT AUTHORITY

LIBOR       -- LONDON INTERBANK OFFERED RATE

LLC         -- LIMITED LIABILITY CORPORATION

LOC         -- LETTER OF CREDIT

LP          -- LIMITED PARTNERSHIP

MBIA        -- MUNICIPAL BOND INSURANCE ASSOCIATION

MFHR        -- MULTI-FAMILY HOUSING REVENUE

MUD         -- MUNICIPAL UTILITY DISTRICT

MTN         -- MEDIUM TERM NOTE

PCFA        -- POLLUTION CONTROL FINANCE AUTHORITY

PCR         -- POLLUTION CONTROL REVENUE

PFA         -- PUBLIC FINANCE AUTHORITY

PLC         -- PRIVATE PLACEMENT

PSFG        -- PUBLIC SCHOOL FUND GUARANTY

RAW         -- REVENUE ANTICIPATION WARRANTS

RDA         -- REDEVELOPMENT AUTHORITY

RDFA        -- REDEVELOPMENT FINANCE AUTHORITY

R&D         -- RESEARCH & DEVELOPMENT

SFMR        -- SINGLE FAMILY MORTGAGE REVENUE

STEERS      -- STRUCTURED ENHANCED RETURN TRUST

TBA         -- TO BE ANNOUNCED

TRAN        -- TAX REVENUE ANTICIPATION NOTES

USD         -- UNIFIED SCHOOL DISTRICT

V/R         -- VARIABLE RATE

WEBS        -- WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

DATED MATERIAL
PLEASE EXPEDITE

WELLS                                                            Presorted
FARGO                                                         First-Class Mail
                                                                 U.S. Postage
                                                                    PAID
FUNDS                                                          Permit No. 2145
                                                                 Newark, NJ

P.O. Box 8266
Boston, MA 02266-8266



                                                                   AR 006 (3/01)

                                                                         [LOGO]

ANNUAL REPORT


WELLS FARGO
MONEY MARKET TRUSTS





                                                             March 31, 2001





                                        CALIFORNIA TAX-FREE MONEY MARKET TRUST
                                        MONEY MARKET TRUST
                                        NATIONAL TAX-FREE MONEY MARKET TRUST

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER .................................................... 1
---------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------------
   CALIFORNIA TAX-FREE MONEY MARKET TRUST ................................ 2
   MONEY MARKET TRUST .................................................... 4
   NATIONAL TAX-FREE MONEY MARKET TRUST .................................. 6

PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST ................................ 8
   MONEY MARKET TRUST ....................................................12
   NATIONAL TAX-FREE MONEY MARKET TRUST ..................................14

FINANCIAL STATEMENTS
---------------------------------------------------------------------------

   STATEMENTS OF ASSETS AND LIABILITIES ..................................20
   STATEMENTS OF OPERATIONS ..............................................21
   STATEMENTS OF CHANGES IN NET ASSETS ...................................22
   FINANCIAL HIGHLIGHTS ..................................................24

NOTES TO FINANCIAL STATEMENTS ............................................27
---------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT .............................................30
---------------------------------------------------------------------------

LIST OF ABBREVIATIONS.....................................................32
---------------------------------------------------------------------------


          ------------------------------------------------------------
              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE
          ------------------------------------------------------------

                                                             MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.
     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
-------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.
     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
-------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.
     Thank you for investing in WELLS FARGO FUNDS.


   Sincerely,

/s/Michael J. Hogan


   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

MONEY MARKET TRUSTS                                     PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

TRUST MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   05/05/97

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Trust returned 3.41%(1) for the one-year period ended March 31, 2001. The Trust outperformed its peer group, the iMoneyNet California State Specific Institutional Money Fund Average(2) that returned 3.16%. The Trust distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.
     The Trust emphasized high quality and credit safety in selecting securities over the entire period. Although the Trust gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.
     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Trust's maturity was at the upper end of its normal maturity range. While the Trust will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUST
-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------


                                                                              6-Month*   1-Year   Since Inception
---------------------------------------------------------------------------------------------------------------------------
   TRUST                                                                        1.58        3.41      3.13
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     IMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL MONEY FUND AVERAGE       1.41        3.16      3.02(3)
---------------------------------------------------------------------------------------------------------------------------

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


TRUST YIELD SUMMARY (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------
   7-DAY CURRENT YIELD                       3.19%
-------------------------------------------------------------------------------
   7-DAY COMPOUND YIELD                      3.24%
-------------------------------------------------------------------------------
   30-DAY SIMPLE YIELD                       2.64%
-------------------------------------------------------------------------------
   30-DAY COMPOUND YIELD                     2.67%



TRUST CHARACTERISTICS (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
   AVERAGE MATURITY                         36 DAYS
-------------------------------------------------------------------
   NUMBER OF HOLDINGS                      140

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
-----------------------------------------------
Municipal Demand Notes                   78%
Municipal Notes                          13%
Municipal Commercial Paper                7%
Municipal Put Bonds                       2%


[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
--------------------------------------------
2-14 days                  76%
15-29 days                  1%
30-59 days                  2%
60-89 days                  5%
90-179 days                10%
180+ days                   6%


-------------------------------------------------------------------------------

     The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1)  FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust returns would have been lower.

     Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3)  The published return closest to the Trust's inception date of 05/05/97.

(4)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                      PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


MONEY MARKET TRUST

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

TRUST MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   9/17/90

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Trust returned 6.44%(1) for the one-year period ended March 31, 2001. The Trust outperformed its peer group, the iMoneyNet First Tier
   Institutional Money Fund Average(2) that returned 6.20%. The Trust distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.
     The Trust emphasized high quality and credit safety in selecting securities over the entire period. Although the Trust gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.
     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Trust's maturity was at the upper end of its normal maturity range. While the Trust will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUST
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                                              6-Month(*)    1-Year    5-Year    10-Year
---------------------------------------------------------------------------------------------------------------------------
   TRUST                                                        3.11       6.44      5.64      4.97
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE      3.05       6.20      5.42      4.96
---------------------------------------------------------------------------------------------------------------------------

* RETURN FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.



TRUST YIELD SUMMARY (AS OF MARCH 31, 2001)
----------------------------------------------------------------------
   7-DAY CURRENT YIELD                       5.29%
----------------------------------------------------------------------
   7-DAY COMPOUND YIELD                      5.43%
----------------------------------------------------------------------
   30-DAY SIMPLE YIELD                       5.38%
----------------------------------------------------------------------
   30-DAY COMPOUND YIELD                     5.51%



TRUST CHARACTERISTICS (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
   AVERAGE MATURITY                         74 DAYS
-----------------------------------------------------------------------
   NUMBER OF HOLDINGS                       64

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
Commercial Paper                                66%
Certificates of Deposits                        14%
Floating/Variable Rate Bonds/Notes              10%
Corporate Bonds                                  7%
Time Deposits                                    2%
Bankers' Acceptance Notes                        1%


[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
-----------------------------------------------------------------------
2-14 days                                12%
15-29 days                               20%
30-59 days                               20%
60-89 days                               23%
90-179 days                              16%
180+ days                                 9%

-----------------------------------------------------------------------
     The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.
     Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                                      PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------




NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

   The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income taxes, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

TRUST MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   11/10/97

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Trust returned 4.01%(1) for the one-year period ended March 31, 2001. The Fund outperformed the iMoneyNet Tax-Free Institutional Money Fund
   Average (iMoneyNet)(2) which returned 3.70%. The Trust distributed $0.04 per share in dividend income and no capital gains during the period.
   Please keep in mind that past performance is no guarantee of future results.
     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.
     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter of 2001. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.
     The Trust emphasized high quality and credit safety in selecting securities over the entire period. Although the Trust gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Trust will continue to pursue opportunities to enhance yield, it will only do to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                      MONEY MARKET TRUSTS
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------


                                                                      6-Month*     1-Year  Since Inception

------------------------------------------------------------------------------------------------------------
   TRUST                                                                   1.87      4.01         3.48
------------------------------------------------------------------------------------------------------------
   BENCHMARK
------------------------------------------------------------------------------------------------------------
     IMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE                   1.78      3.70         3.24(3)
------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


TRUST YIELD SUMMARY (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
   7-DAY CURRENT YIELD                       3.40%
-------------------------------------------------------------------
   7-DAY COMPOUND YIELD                      3.45%
-------------------------------------------------------------------
   30-DAY SIMPLE YIELD                       3.16%
-------------------------------------------------------------------
   30-DAY COMPOUND YIELD                     3.21%


TRUST CHARACTERISTICS (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
   WEIGHTED AVERAGE MATURITY                55 DAYS
-------------------------------------------------------------------
   NUMBER OF HOLDINGS                      119

[CHART]

   PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
Municipal Demand Notes                   69%
Municipal Notes                          16%
Municipal Commercial Paper               12%
Municipal Put Bonds                       3%


[CHART]

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
-------------------------------------------------------------------
2-14 days                                63%
30-59 days                                8%
60-89 days                               12%
90-179 days                               4%
180+ days                                13%

    The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.
  Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.
(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.
(3) The published return closest to the Trust's inception date of 11/10/97.
(4) Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
------------------------------------------------------------------------------



   CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------


PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE

CALIFORNIA MUNICIPAL SECURITIES - 88.41%
$ 4,865,000  ABAG FINANCE AUTHORITY NONPROFIT CORPS MFHR HOUSING BUILDING PROJECT SERIES A++    3.45%    9/15/32  $  4,865,000
  5,000,000  ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES ABN AMRO LOC++                 3.43      7/5/06     5,000,000
  2,680,000  ABN AMRO MUNITOPS COP FGIC INSURED++                                               4.00      5/7/08     2,680,000
 10,475,000  ALAMEDA COUNTY CA BOARD OF EDUCATION                                               5.00      7/5/01    10,498,632
  1,700,000  ANAHEIM CA COP POLICE FACILITIES REFINANCING PROJECT AMBAC INSURED++               3.35      8/1/08     1,700,000
  3,288,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                       3.40     2/15/33     3,288,000
 10,000,000  BURBANK CA REDEVELOPMENT AGENCY MFHR HOUSING PROJECT SERIES A FHLB LOC++           3.25     11/1/10    10,000,000
  6,200,000  BUTTE COUNTY CA OFFICE OF EDUCATION TAX & REVENUE ANTICIPATION NOTE                4.75    10/12/01     6,231,897
  3,000,000  CALIFORNIA COMMUNITY COLLEGE CA TAX & REVENUE ANTICIPATION NOTES SERIES A          5.00     6/29/01     3,005,272
    375,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY HEALTH CARE REVENUE POOLED LOAN
             PROGRAM PROJECT SERIES B FGIC INSURED++                                            3.25     10/1/10       375,000
  2,210,000  CALIFORNIA HOUSING FINANCE AGENCY HOME MORTGAGE PROJECT SERIES S FHA INSURED++     4.25      8/1/01     2,210,000
  2,990,000  CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE SERIES A++                       3.40      8/1/24     2,990,000
  3,900,000  CALIFORNIA HOUSING FINANCE AGENCY HOUSING REVENUE SERIES M US BANK TRUST NA LOC++  3.25      8/1/19     3,900,000
 17,300,000  CALIFORNIA HOUSING FINANCE AGENCY MFHR SERIES A LANDESBANK HESSEN LOC++            3.80      2/1/26    17,300,000
  2,500,000  CALIFORNIA HOUSING FINANCE AGENCY MFHR SERIES A LANDESBANK HESSEN LOC++            3.80      2/1/35     2,500,000
  4,500,000  CALIFORNIA HOUSING FINANCE AGENCY MFHR SERIES C US BANK TRUST NA LOC++             3.55      2/1/33     4,500,000
  2,795,000  CALIFORNIA HOUSING FINANCING AGENCY SFHR HOME MORTGAGE PROJECT SERIES I
             NATIONSBANK LOC++                                                                  4.05      6/1/01     2,795,000
  2,900,000  CALIFORNIA HOUSING FINANCE AGENCY SFHR SERIES 83FHA LOC++                          3.35      8/1/25     2,900,000
  4,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                   2.75     9/12/01     4,000,000
  5,100,000  CALIFORNIA PCFA PCR US BORAX INCORPORATED PROJECT SERIES A WACHOVIA BANK OF
             GEORGIA LOC++                                                                      3.40      6/1/10     5,100,000
  7,400,000  CALIFORNIA PCFA PCR BURNEY FOREST PRODUCTS PROJECT SERIES A FLEET BANK NA LOC++    3.80      9/1/20     7,400,000
  7,400,000  CALIFORNIA PFCA PCR SIERRA PACIFIC INDS PROJECT BANK OF AMERICA LOC++              3.35      2/1/13     7,400,000
 16,000,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A                          5.25      7/3/01    16,037,868
  3,800,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATION COP CAPITAL IMPROVEMENT
             FINANCING
             PROJECTS SERIES B BAYERISCHE VEREINSBANK LOC++                                     3.35      7/1/24     3,800,000
  9,995,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE CENTRAL VALLEY PROJECT REVENUE
             SERIES 351++                                                                       3.75     7/1/12     9,995,000
  5,000,000  CALIFORNIA STATE GO                                                                3.10      4/4/01     5,000,000
  9,200,000  CALIFORNIA STATE GO                                                                2.65     5/29/01     9,200,000
  5,000,000  CALIFORNIA STATE GO                                                                5.00      3/1/02     5,100,466
  1,580,000  CALIFORNIA STATE GO++                                                              3.15      3/1/21     1,580,000
  1,750,000  CALIFORNIA STATE GO EDUCATION FACILITIES REVENUE AMBAC INSURED++                   3.70     10/1/30     1,750,000
  1,000,000  CALIFORNIA STATE GO EDUCATION FACILITIES REVENUE MORGAN STANLEY DEAN WITTER
             LOC++                                                                              2.85     9/13/01     1,000,000
  1,400,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D BANK OF AMERICA NA
             LOC++                                                                              3.30     12/1/15     1,400,000
  3,050,000  CALIFORNIA STATE PUBLIC WORKS BOARD REVENUE SERIES 210 AMBAC INSURED++             3.25      1/1/11     3,050,000
  8,775,000  CALIFORNIA STATE SERIES SGB 7++                                                    3.15      9/1/21     8,775,000
  5,305,000  CALIFORNIA STATEWIDE CDA COP NORTHERN CALIFORNIA RETIRED OFFICERS PROJECT
             DRESDNER BANK LOC++                                                                3.60      6/1/26     5,305,000
  3,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE COP MBIA INSURED++                    3.75      4/1/28     3,000,000

  8,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE COP SUTTER HEALTH OBLIGATION GROUP
               PROJECT AMBAC INSURED++                                                          3.60      7/1/15     8,000,000
  6,310,000  CALIFORNIA STATEWIDE CDA IDR SERIES D BANK OF NEW YORK LOC++                       3.55     10/4/01     6,310,000
  1,875,000  CALIFORNIA STATEWIDE CDA MFHR PARKWAY APARTMENTS  PROJECT SERIES Z CHASE BANK OF
             TEXAS NA LOC++                                                                     3.35     7/25/31     1,875,000
  3,515,000  CALIFORNIA STATEWIDE CDA REVENUE FLOATER CERTIFICATES SERIES 151 AMBAC INSURED++   3.25      8/1/11     3,515,000
  3,200,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES N-7 BANK OF NEW YORK LOC++                 3.45     10/4/01     3,200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                  MONEY MARKET TRUSTS
-------------------------------------------------------------------------------


   CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------

7
PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 3,515,000  CALIFORNIA STATEWIDE CDA MFHR++                                                    3.45%     6/1/36  $  3,515,000
    400,000  CALIFORNIA STATEWIDE CDA MFHR SUNRISE DANVILLE PROJECT SERIES A++                  3.50      5/1/27       400,000
    600,000  CALIFORNIA STATEWIDE CDA MFHR SUNRISE FRESNO PROJECT SERIES B++                    3.50     12/1/26       600,000
  7,500,000  EAGLE TRUST CA++                                                                   3.15     10/1/26     7,500,000
  2,000,000  FRESNO COUNTY CA TAX & REVENUE ANTICIPATION NOTES                                  5.00      7/2/01     2,003,635
    800,000  IRVINE CA IMPROVEMENT BOND ACT 1915 INDUSTRIAL DEVELOPMENT REVENUE KBC BANK
             NV LOC++                                                                           3.60      9/2/24       800,000
  2,000,000  IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS SERIES B TORONTO DOMINION
             BANK LOC++                                                                         3.50      8/1/09     2,000,000
  1,200,000  IRVINE RANCH CA WATER DISTRICT GO BANK OF AMERICA NT & SA LOC++                    3.60      4/1/33     1,200,000
  2,400,000  IRVINE RANCH CA WATER DISTRICT WATER REVENUE LANDESBANK HESSEN-THURGEN LOC++       3.60     10/1/10     2,400,000
  2,200,000  KERN COUNTY CA COP KERN PUBLIC FACILITIES PROJECT SERIES A BAYERISCHE
             LANDESBANK LOC++                                                                   3.40      8/1/06     2,200,000
  3,715,000  LONG BEACH CA HARBOR REVENUE++                                                     3.35     5/15/20     3,715,000
  2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651++                                     3.35     5/15/19     2,800,000
  3,000,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR ACADEMY VILLAGE APARTMENTS
             PROJECT SERIES A UBS AG LOC++                                                      3.50     10/1/19     3,000,000
  6,000,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR PROMENADE TOWERS PROJECT
             STATE STREET BANK & TRUST COMPANY LOC++                                            3.30      4/1/30     6,000,000
 12,200,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER WATERWORKS REVENUE DEXIA INSURED++      3.35      7/1/35    12,200,000
  1,000,000  LOS ANGELES CA TRANSPORTATION SERIES N8 BANK OF  NY LOC++                          3.45     6/29/01     1,000,000
  5,030,000  LOS ANGELES CA USD GO TRAN SERIES II-R-35 FGIC INSURED++                           3.15      7/1/21     5,030,000
  2,810,000  LOS ANGELES CA USD SERIES 1179++                                                   3.05     2/14/02     2,810,000
  2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
             CREDIT SUPPORT++                                                                   3.15      7/1/16     2,000,000
  6,900,000  LOS ANGELES COUNTY CA MFHR SAND CANYON RANCH PROJECT SERIES F CITIBANK NA LOC++    3.40     11/1/06     6,900,000
  4,500,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REVENUE
             SERIES SG-12++                                                                     3.90     10/1/19     4,500,000
  2,335,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMUNITY SALES TAX REVENUE SERIES A          6.75      7/1/01     2,404,124
  2,480,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMUNITY SALES TAX REVENUE SERIES A FGIC
             INSURED                                                                            6.75      7/1/01     2,553,418
  6,970,000  METROPOLITAN WATER DISTRICT CA++                                                   3.30      8/5/22     6,970,000
  2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE PUTTERS
             SERIES 116++                                                                       3.38      7/1/21     2,000,000
  2,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A
             AMBAC INSURED++                                                                    3.40      6/1/23     2,800,000
  2,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE PROJECT SERIES A US BANK TRUST NA LOC++      3.40     8/15/33     2,000,000
  1,600,000  MSR PUBLIC POWER AGENCY CA POWER REVENUE SAN JUAN PROJECT SERIES F MBIA INSURED++  3.60      7/1/22     1,600,000
  8,968,314  NEWMAN CAPITAL TRUST++                                                             3.45      4/1/32     8,968,314
  6,700,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL PROJECT SERIES B
             BANK OF AMERICA NT & SA LOC++                                                      3.75     10/1/26     6,700,000
  8,600,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A
             BANK OF AMERICA NT & SA LOC++                                                      3.75     10/1/26     8,600,000
  1,200,000  NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C
             BANK OF AMERICA NT & SA LOC++                                                      3.75     10/1/26     1,200,000
  1,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE NIGUEL SUMMIT 1 SERIES A++          3.35     11/1/09     1,000,000
  3,710,000  ORANGE COUNTY CA PUBLIC FINANCE AUTHORITY WASTE MANAGEMENT SYSTEMS REVENUE         5.00     12/1/01     3,759,297
  2,000,000  ORANGE COUNTY CA SANITATION DISTRICT COP SERIES A DEXIA PUBLIC FINANCE LOC++       3.60      8/1/04     2,000,000
  2,500,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES A DEXIA PUBLIC
             FINANCE BANK LOC++                                                                 3.60      8/1/29     2,500,000
  3,900,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES B DEXIA PUBIC
             FINANCE BANK LOC++                                                                 3.60      8/1/30     3,900,000
  1,000,000  PENINSULA CORRIDOR JOINT POWERS GRANT ANTICIPATION NOTES SERIES C                  3.95    10/19/01     1,001,054

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------



   CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------


PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 2,000,000  PORT OAKLAND CA TRANSPORTATION REVENUE SERIES 5 FGIC INSURED++                     3.05%    11/1/12  $  2,000,000
  4,200,000  PORT OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED++                     3.05     11/1/21     4,200,000
  1,325,000  RANCHO CA WATER DISTRICT FINANCE AUTHORITY REVENUE AMBAC INSURED                   6.43     9/11/01     1,369,931
 25,400,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION  LEASEHOLD REVENUE SOUTHWEST
             JUSTICE PROJECT SERIES B++                                                         3.35     11/1/32    25,400,000
  3,300,000  RIVERSIDE COUNTY CA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE UNIVERSAL FOREST
             PRODUCTS PROJECT BANK ONE MICHIGAN LOC++                                           3.45      8/1/29     3,300,000
  1,500,000  RIVERSIDE COUNTY CA SERIES N10 BANK OF NEW YORK INSURED++                          3.55    10/19/01     1,500,000
    500,000  SACRAMENTO CA MFHR SMOKETREE PROJECT SERIES A REMARKETED 9/28/94 US BANK
             TRUST NA LOC++                                                                     3.35     4/15/10       500,000
    900,000  SACRAMENTO CA UTILITY DISTRICT ELECTRIC REVENUE SERIES Y                           6.75      9/1/01       931,849
    545,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY UTILITY REVENUE
             SERIES A BANK OF NEW YORK LOC++                                                    3.05     12/1/19       545,000
  3,760,000  SACRAMENTO COUNTY CA TAX & REVENUE ANTICIPATION NOTES GO                           5.00     10/4/01     3,781,267
    750,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES I                                     2.80      4/9/01       750,000
  2,000,000  SALINAS CA APARTMENT DEVELOPMENT REVENUE MARINER VILLAGE PROJECT SERIES B BANK OF
             AMERICA NT & SA LOC++                                                              3.35      4/1/05     2,000,000
  2,250,000  SAN BERNARDINO COUNTY CA COP++                                                     5.50     9/28/01     2,278,536
  2,100,000  SAN BERNARDINO COUNTY CA COP COUNTY CENTER REFINANCING PROJECT CANADIAN IMPERIAL
             BANK LOC++                                                                         3.40      7/1/15     2,100,000
  2,290,000  SAN BERNARDINO COUNTY CA CTFS PARTNERSHIP CAPITAL FACILITIES PROJECT SERIES B      6.75      8/1/01     2,357,413
  2,725,000  SAN BERNARDINO COUNTY CA MFHR HOUSING ROSEWOOD APARTMENTS SERIES A COLLATERALIZED
             BY FNMA++                                                                          3.30     5/15/29     2,725,000
  8,815,000  SAN BERNARDINO COUNTY CA MFHR MERRILL LYNCH & COMPANY LOC++                        3.45     8/25/30     8,815,000
  5,670,000  SAN DIEGO CA COP++                                                                 3.40      8/1/28     5,670,000
 11,730,000  SAN DIEGO CA MFHR P FLOAT-PT 474 FHLMC LOC++                                       3.80     6/14/01    11,730,000
 11,750,000  SAN DIEGO CA MFHR REMARKETED 7/21/99++                                             3.35     12/1/22    11,750,000
  5,100,000  SAN DIEGO CA MFHR REMARKETED 2/28/00 BANC OF AMERICA SECURITIES LLC LOC++          3.35      8/1/14     5,100,000
  4,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES SG++       3.30     5/15/29     4,130,000
  3,000,000  SAN DIEGO CA USD P FOATS-PA804++                                                   3.30      7/1/22     3,000,000
  2,500,000  SAN DIEGO CA USD SERIES A BANC OF AMERICA LOC                                      5.25     10/4/01     2,518,885
  1,285,000  SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY PROJECT++                              3.45      8/1/20     1,285,000
  8,000,000  SAN FRANCISCO BAY GO                                                               2.50     6/20/01     8,000,000
    450,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORTATION DISTRICT SALES TAX 572++            3.30      7/1/26       450,000
  5,000,000  SAN FRANCISCO CA CITY & COUNTY                                                     4.38    12/13/01     5,022,557
  1,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORT COMMUNITY INTERNATIONAL AIRPORT REVENUE
             FGIC INSURED++                                                                     3.90      5/1/20     1,000,000
  1,200,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT  AGENCY SOUTH HARBOR PROJECT BT
             SECURITIES CORPORATION LOC++                                                       3.20     12/1/16     1,200,000
  2,835,000  SAN JOSE CA MFHR++                                                                 3.45      5/1/30     2,835,000
  2,880,000  SAN JOSE CA MFHR++                                                                 3.45      5/1/30     2,880,000
    500,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A BANK OF AMERICA
             NT & SA LOC++                                                                      3.42      3/1/32       500,000
  2,000,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A FMNA INSURED++   3.42      3/1/32     2,000,000
  2,600,000  SAN JOSE CA REDEVELOPMENT AGENCY REVENUE MERGED AREA REDEVELOPMENT PROJECT
             SERIES A MORGAN GUARANTY TRUST LOC++                                               3.30      7/1/26     2,600,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                  MONEY MARKET TRUSTS
-------------------------------------------------------------------------------



   CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------


PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE

CALIFORNIA MUNICIPAL SECURITIES (continued)
$   500,000  SANTA CLARA COUNTY CA FINANCE AUTHORITY LEASE REVENUE VMC FACILITY REPLACEMENT
             PROJECT SERIES B UNION BANK OF SWITZERLAND LOC++                                   3.30%   11/15/25  $    500,000
  7,000,000  SIMI VALLEY CA MFHR++                                                              3.95      4/1/26     7,000,000
 21,495,000  SOUTH ORANGE COUNTY CA PUBLIC FINANCE AUTHORITY SPECIAL TAX REVENUE SERIES 146
             FGIC INSURED++                                                                     3.45     8/15/15    21,495,000
  1,255,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE++                                     3.15      5/1/09     1,255,000
  4,200,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B FGIC INSURED++               3.40     11/1/35     4,200,000
  1,040,000  TURLOCK CA IRRIGATION DISTRICT REVENUE SERIES A++                                  3.35      1/1/14     1,040,000
  2,000,000  UNIVERSITY OF CALIFORNIA REVENUE++                                                 3.30      9/1/14     2,000,000
    650,000  VACAVILLE CA MFHR QUAIL RUN PROJECT SERIES A  REMARKETED 9/28/94 US BANK TRUST
             NA LOC++                                                                           3.35     7/15/18       650,000
  1,245,000  VALLEJO CA HOUSING AUTHORITY MFHR HIGHLANDS  PROJECT REMARKETED 6/1/99 DRESDNER
             BANK AG LOC++                                                                      3.40      6/1/07     1,245,000
  2,500,000  VALLEJO CA HOUSING AUTHORITY MFHR REMARKETED 9/28/94 FNMA INSURED++                3.35     5/15/22     2,500,000
  1,250,000  WEST CONTRA COSTA CA USD EDUCATION FACILITIES REVENUE TAX & REVENUE ANTICIPATION
             NOTES                                                                              5.00      8/8/01     1,259,060
  1,470,000  WEST COVINA CA REDEVELOPMENT AGENCY LEASE REVENUE LAKES PUBLIC PARKING PROJECT
             NATIONAL WESTMINSTER LOC++                                                         3.25      8/1/18     1,470,000

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $521,901,475)                                                          521,901,475
                                                                                                                   ------------
PUERTO RICO MUNICIPAL SECURITIES - 11.23%
  4,235,000  PUERTO RICO COMMONWEALTH++                                                         3.30      7/1/16     4,235,000
    600,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK INDUSTRIAL DEVELOPMENT
             REVENUE MBIA INSURED++                                                             3.30     12/1/15       600,000
  1,385,000  PUERTO RICO COMMONWEALTH GO SERIES 125 AMBAC INSURED++                             3.25      7/1/10     1,385,000
  8,090,000  PUERTO RICO COMMONWEALTH GO SERIES 365 MBIA INSURED++                              3.25      7/1/29     8,090,000
  6,400,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY TRANSPORTATION REVENUE
              SERIES A AMBAC INSURED++                                                          3.40      7/1/28     6,400,000
  6,575,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY INDUSTRIAL DEVELOPMENT
             AUTHORITY REVENUE SERIES 139 AMBAC INSURED++                                       2.75      7/1/28     6,575,000
  2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY ELECTRIC REVENUE++                            3.30      7/1/07     2,000,000
 10,000,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                            3.00      4/4/01    10,000,000
  1,300,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                            4.00     4/11/01     1,300,000
  2,800,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                            3.00     4/23/01     2,800,000
  2,500,000  PUERTO RICO INFRASTRUCTURE++                                                       3.15     10/1/34     2,500,000
  9,915,000  PUERTO RICO MUNICIPAL FINANCE AGENCY++                                             3.30      8/1/19     9,915,000
  7,000,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A STATE STREET B & T COMPANY LOC       5.00      8/1/01     7,025,935
  3,370,000  PUERTO RICO TELEPHONE AUTHORITY REVENUE                                            6.13      1/1/02     3,460,468

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $66,286,403)                                                           66,286,403
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $588,187,878)*                            99.64%                                                            $588,187,878

OTHER ASSETS AND LIABILITIES NET                 0.36                                                                2,097,859
                                               ------                                                              ------------

TOTAL NET ASSETS                               100.00%                                                            $590,285,737
                                               ------                                                              ------------

++ VARIABLE RATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------



   MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                               INTEREST RATE  MATURITY DATE  VALUE
ASSET BACKED SECURITIES - 0.24%
$ 2,810,068  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-2                6.68%   11/27/01  $  2,810,068

TOTAL ASSET BACKED SECURITIES (COST $2,810,068)                                                                      2,810,068
                                                                                                                   ------------
BANK NOTES - 1.29%
 10,000,000  BRANCH BANKING & TRUST                                                             7.05      5/7/01     9,996,449
  5,000,000  LASALLE NATIONAL BANK                                                              5.23      1/9/02     4,999,230

TOTAL BANK NOTES (COST $14,995,679)                                                                                 14,995,679
                                                                                                                   ------------
CERTIFICATES OF DEPOSIT - 13.78%
 50,000,000  BANK OF AUSTRIA                                                                    4.96     4/25/01    50,000,000
 20,000,000  COMMERZBANK NY                                                                     5.80      4/5/01    20,000,000
 10,000,000  DEXIA BANK NY                                                                      5.37     1/18/02     9,999,619
  5,000,000  DRESDNER BANK AG                                                                   7.10     5/15/01     5,000,000
 50,000,000  ING BANK NV                                                                        5.27      4/5/01    50,000,064
 25,000,000  MERITA BANK                                                                        6.10      7/3/01    25,000,618

TOTAL CERTIFICATES OF DEPOSIT (COST $160,000,301)                                                                  160,000,301
                                                                                                                   ------------
COMMERCIAL PAPER - 65.85%
 20,000,000  AMSTEL FUNDING CORPORATION**                                                       5.37##    5/3/01    19,908,550
 30,000,000  AMSTEL FUNDING CORPORATION**                                                       5.34##    5/4/01    29,859,200
 15,000,000  ASSET PORTFOLIO FUNDING CORPORATION**                                              5.31##   6/11/01    14,847,750
 35,000,000  BANK OF AMERICA CORPORATION                                                        5.27##    6/8/01    34,662,580
  7,000,000  BAVARIA TRR CORPORATION**                                                          6.69##   4/17/01     6,981,202
  4,000,000  BAVARIA UNIVERSAL FUNDING                                                          6.67##   4/17/01     3,989,250
 20,000,000  BAVARIA UNIVERSAL FUNDING++                                                        6.61##   4/20/01    20,000,000
 17,000,000  BEAR STEARNS & COMPANY INCORPORATED                                                6.75##   5/30/01    16,823,890
 10,000,000  BETA FINANCE CORPORATION**                                                         5.28##    6/1/01     9,916,100
 30,000,000  CBA (DELAWARE) FINANCE**                                                           5.62##    7/5/01    29,572,300
 25,000,000  CROWN POINT CAPITAL COMPANY**                                                      5.05##    6/6/01    24,774,757
 25,000,000  CROWN POINT CAPITAL COMPANY                                                        5.00##    6/6/01    24,774,306
 10,000,000  CSFB INTERNATIONAL GUERNSEY                                                        5.24##    7/9/01     9,860,350
 30,000,000  CXC INCORPORATED**                                                                 5.54##   4/27/01    29,886,250
 22,500,000  GALICIA BUENOS AIRES FUNDING CORPORATION**                                         4.05##   9/19/01    22,021,875
 27,800,000  GOVCO INCORPORATED**                                                               5.57##   4/12/01    27,757,528
  7,000,000  GOVCO INCORPORATED**                                                               5.56##   4/27/01     6,973,361
 20,000,000  GREENWICH FUNDING CORPORATION**                                                    5.30##   5/15/01    19,874,822
 18,000,000  GREYHAWK FUNDING LLC**                                                             6.00##   6/11/01    17,795,250
  7,000,000  GREYHAWK FUNDING LLC**                                                             5.33##   6/25/01     6,914,740
 15,000,000  HALOGEN CAPITAL COMPANY**                                                          5.71##   4/17/01    14,964,813
 13,027,000  INTREPID FUNDING**                                                                 5.31##   5/23/01    12,930,296
 15,000,000  IRISH PERMANENT TREASURY                                                           6.66##   4/20/01    14,951,700
 10,000,000  JUPITER SECURITIZATION CORPORATION**                                               6.64##   4/27/01     9,955,278
 26,500,000  K2 (USA) LLC**                                                                     4.92##   8/15/01    26,022,007
 20,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                              6.03##    7/6/01    19,691,250
 23,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                              4.65##  12/19/01    22,249,625
 25,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                             5.06##    6/1/01    24,791,667
 15,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                             5.23##   7/25/01    14,757,750

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                  MONEY MARKET TRUSTS
-------------------------------------------------------------------------------



   MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                                INTEREST RATE  MATURITY DATE  VALUE


COMMERCIAL PAPER (continued)
$ 5,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                             4.91%##  8/22/01  $  4,905,532
  5,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                             4.92##   8/31/01     4,899,229
 30,000,000  LONE STAR FUNDING**                                                                5.19##   5/29/01    29,756,800
  5,000,000  MOAT FUNDING LLC**                                                                 6.65##   4/26/01     4,978,500
 14,669,000  PERRY II FUNDING CORPORATION (ACE)**                                               5.20##   5/18/01    14,572,658
 17,314,000  REPEAT OFFERING SECURITIZATION ENTITY**                                            5.52##   4/24/01    17,256,335
  4,000,000  SIGMA FINANCE CORPORATION**                                                        6.73##   6/15/01     3,947,296
 20,000,000  SIGMA FINANCE CORPORATION**                                                        5.40##   7/13/01    19,702,501
 35,000,000  SPINTAB AB                                                                         5.41##   5/23/01    34,736,217
 10,000,000  SPINTAB-SWEDMORTGAGE                                                               5.22##    7/9/01     9,860,895
 50,000,000  SURREY FUNDING**                                                                   5.12##   5/11/01    49,725,375
  2,743,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                                  5.58##   4/12/01     2,738,802
 30,000,000  WCP FUNDING**                                                                      5.53##   4/20/01    29,918,100

TOTAL COMMERCIAL PAPER (COST $764,506,687)                                                                         764,506,687
                                                                                                                   ------------
CORPORATE BONDS & NOTES - 7.06%
 10,000,000  BAYER CORPORATION                                                                  4.75     3/19/02     9,997,213
 15,000,000  CC (USA) INCORPORATED**                                                            7.12      5/7/01    15,000,000
 17,000,000  H.J. HEINZ COMPANY**                                                               6.82    11/15/01    17,000,000
 10,000,000  MARSHALL & ISLEY BANK                                                              6.75     12/3/01    10,000,000
 30,000,000  MERRILL LYNCH & COMPANY                                                            5.27      2/8/02    29,998,758

TOTAL CORPORATE BONDS & NOTES (COST $81,995,971)                                                                    81,995,971
                                                                                                                   ------------
TIME DEPOSITS - 2.20%
  5,568,048  BANQUE BRUXELLES LAMBERT, LONDON                                                   5.50      4/2/01     5,568,048
 20,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS, PARIS                                          5.38      4/2/01    20,000,000

TOTAL TIME DEPOSITS (COST $25,568,048)                                                                              25,568,048
                                                                                                                   ------------
FLOATING RATE NOTES - CORPORATE - 9.74%
 20,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                              5.13     3/28/02    20,000,000
 20,000,000  CSFB GUERNSEY INTERNATIONAL++                                                      5.64    10/15/01    19,998,399
 20,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                                 5.49    11/26/01    20,020,169
 16,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                                 5.29     12/3/01    16,021,757
 25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                                 4.94     3/21/02    25,000,000
 12,000,000  MORGAN STANLEY DEAN WITTER++                                                       5.34     8/28/01    12,000,000

FLOATING RATE NOTES - CORPORATE (COST $113,040,325)                                                                113,040,325
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,162,917,079)*                         100.16%                                                          $1,162,917,079
                                                                                                                ---------------
OTHER ASSETS AND LIABILITIES, NET               (0.16)                                                              (1,824,921)
                                               ------                                                           ---------------

TOTAL NET ASSETS                               100.00%                                                          $1,161,092,158
                                               ------                                                           ---------------


++ VARIABLE RATE .
## YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT"
   EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------



   NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
MUNICIPAL SECURITIES - 99.60%
ALABAMA - 0.29%
$1,000,000   ALABAMA SPECIAL CARE FACILITIES FINANCING AUTHORITY RV ASCENSION HEALTH
             CREDIT PROJECT SERIES B SALOMON SMITH BARNEY LOC++                                 3.65%   11/15/39  $  1,000,000
                                                                                                                   ------------
ALASKA - 1.72%
 1,180,000   ALASKA IDA PROVIDENCE MEDICAL OFFICE BUILDING++                                    3.75      6/1/10     1,180,000
 1,005,000   ANCHORAGE AK GO SERIES A MBIA                                                      5.00     12/1/01     1,011,009
 3,650,000   VALDEZ ALASKA MARINE RV++                                                          3.70      1/1/31     3,650,000

                                                                                                                     5,841,009
                                                                                                                   ------------
ARIZONA - 1.62%
 4,500,000   MARICOPA COUNTY AZ IDA MFHR++                                                      3.80     11/1/32     4,500,000
 1,000,000   MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A AMBAC INSURED           4.88    12/14/01     1,000,000

                                                                                                                     5,500,000
                                                                                                                   ------------
CALIFORNIA - 1.56%
 2,000,000   CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN RV SERIES A STATE STREET
             B&T CA LOC                                                                         4.70      6/1/01     2,000,000
 1,000,000   SAN DIMAS CA REDEVELOPMENT AGENCY COP DIVERSIFIED SHOPPING MORGAN GUARANTY
             TRUST LOC++                                                                        3.35     12/1/05     1,000,000
 2,300,000   SOUTH PLACER CA WASTEWATER AUTHORITY RV SERIES B FGIC INSURED++                    3.40     11/1/35     2,300,000

                                                                                                                     5,300,000
                                                                                                                   ------------
COLORADO - 7.16%
 2,000,000   ARVADA CO++                                                                        3.80     11/1/20     2,000,000
 4,300,000   BOULDER COUNTY CO MFHR CLOVERBASIN VILLAGE APARTMENTS PROJECT CHASE BANK
             OF TEXAS NA++                                                                      4.25    12/25/31     4,300,000
 3,300,000   DENVER CO CITY & COUNTY SD #1 FLOATS PT 1135++                                     3.20      6/7/01     3,300,000
 1,000,000   JEFFERSON COUNTY CO SD                                                             5.00     6/27/01     1,001,551
 5,445,000   ROARING FORKS CO++                                                                 3.75      2/1/05     5,445,000
 2,985,000   ROARING FORKS CO++                                                                 3.65      6/1/05     2,985,000
 5,285,000   ROARING FORKS CO++                                                                 3.70      9/1/05     5,285,000

                                                                                                                    24,316,551
                                                                                                                   ------------
DELAWARE - 1.49%
 5,000,000   DELAWARE STATE GO SERIES A                                                         4.60      3/1/02     5,057,896
                                                                                                                   ------------
DISTRICT OF COLUMBIA - 1.50%
 2,100,000   DISTRICT OF COLUMBIA FRN PA 568++                                                  3.60      6/1/10     2,100,000
 3,000,000   DISTRICT OF COLUMBIA HOUSING FINANCE SERIES C                                      3.50     3/25/02     3,000,000

                                                                                                                     5,100,000
                                                                                                                   ------------
FLORIDA - 1.82%
 1,030,000   ESCAMBIA COUNTY FL HFA SFHR FNMA INSURED++                                         3.60     10/1/31     1,030,000
 1,500,000   FLORIDA STATE BOARD OF EDUCATION                                                   6.75      6/1/01     1,524,424
 2,100,000   GREATER ORLANDO FL                                                                 3.50      5/7/01     2,100,000
 1,540,000   HILLSBOROUGH COUNTY FL HFA SFHR GNMA/FNMA INSURED++                                4.50     8/16/01     1,540,000

                                                                                                                     6,194,424
                                                                                                                   ------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                  MONEY MARKET TRUSTS
-------------------------------------------------------------------------------



   NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
ILLINOIS - 6.20%
$ 2,700,000  CHICAGO IL GO HARRIS TRUST & SAVINGS,  LOC                                         4.38%    10/4/01  $  2,699,302
  3,200,000  ELGIN IL IDR NELSON GRAPHIC INCORPORATED PROJECT LASALLE BANK NA INSURED++         3.62      5/1/20     3,200,000
    500,000  ELMHURST IL IDR JOHN SAKASH COMPANY INCORPORATED PROJECT LASALLE BANK NA LOC++     3.62      2/1/25       500,000
  2,500,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY RV                                       5.00     7/11/01     2,503,273
  3,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY RV SERIES A3 HARRIS TRUST & SAVINGS LOC  3.30     6/14/01     3,000,000
  5,350,000  ILLINOIS HFFA RV ELMHURST MEMORIAL HOSPITAL PROJECT SERIES B NORTHERN
             TRUST COMPANY LOC++                                                                3.90      1/1/20     5,350,000
  1,800,000  ILLINOIS HFFA RV NORTHWEST COMMUNITY HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC++   3.60      7/1/25     1,800,000
    500,000  ILLINOIS HFFA RV PALOS COMMUNITY HOSPITAL PROJECT SERIES B BANK ONE TRUST
              LOC++                                                                             3.55     12/1/15       500,000
  1,500,000  NORTH AURORA IL IDA OBERWEIS DAIRY INCORPORATED PROJECT++                          3.62      2/1/10     1,500,000

                                                                                                                    21,052,575
                                                                                                                   ------------
INDIANA - 5.12%
 11,050,000  INDIANA HFFA RV ASCENSION HEALTH CREDIT SERIES B++                                 3.65    11/15/39    11,050,000
  1,315,000  INDIANAPOLIS IN ECONOMIC DEVELOPMENT RV VISITING NURSE SERVICE FOUNDATION FIRST OF
             AMERICA BANK LOC++                                                                 3.65      3/1/13     1,315,000
  5,000,000  RICHMOND IN HOSPITAL AUTHORITY RV REID HOSPITAL & HEALTH CARE PROJECTS STAR
             BANK NA LOC                                                                        4.35      1/2/02     5,041,122

                                                                                                                    17,406,122
                                                                                                                   ------------
IOWA - 1.91%
  3,000,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY RV LORAS COLLEGE PROJECT SERIES F
             US BANCORP LOC                                                                     5.50     5/24/01     3,002,035
  1,000,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY RV TAX & REVENUE ANTICIPATION NOTES
             MERCY COLLEGE PROJECT SERIES J                                                     5.25     5/24/01     1,000,889
  2,500,000  IOWA SCHOOL CORPORATION EDUCATIONAL FACILITIES RV WARRANTS CERTIFICATES IOWA
             SCHOOL CASH ANTICIPATION PROGRAM SERIES A                                          5.50     6/22/01     2,505,359

                                                                                                                     6,508,283
                                                                                                                   ------------

KENTUCKY - 0.65%
  1,200,000  KENTUCKY ASSET/LIABILITY COMMISSION GENERAL FUND RV                                5.25     6/27/01     1,201,920
  1,000,000  KENTUCKY RURAL WATER FINANCE GO PUBLIC  PROJECTS RD INSURED                        5.00      2/1/02     1,015,864

                                                                                                                     2,217,784
                                                                                                                   ------------
LOUISIANA - 2.73%
  2,000,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY  FLOATS-PT229++                        3.48      2/7/02     2,000,000
  2,900,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV WILLIS-KNIGHTON MEDICAL CENTER
             PROJECT AMBAC INSURED++                                                            3.60      9/1/27     2,900,000
  3,285,000  LOUISIANA STATE HEALTH & EDUCATIONAL AUTHORITY RV CLASS A SERIES B CAISSE DES
             DEPOTS LOC++                                                                       3.57     10/2/17     3,285,000
  1,100,000  ST. CHARLES PARISH LA PCR SHELL OIL COMPANY NORCO PROJECT++                        3.80      9/1/23     1,100,000

                                                                                                                     9,285,000
MAINE - 0.60%                                                                                                      ------------
  2,025,000  MAINE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY REVENUE VHA NEW
             ENGLAND INCORPORATED SERIES E AMBAC INSURED++                                      3.55     12/1/25     2,025,000
                                                                                                                   ------------
MARYLAND - 0.85%
  1,500,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT GUARDIAN
             SAVINGS & LOAN LOC                                                                 4.85      6/1/01     1,500,000

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------



   NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE

MARYLAND (continued)
$ 1,385,000  MARYLAND STATE HFFA RV CATHOLIC HEALTH SERIES B MORGAN GUARANTY TRUST LOC++        3.60%    12/1/15  $  1,385,000

                                                                                                                     2,885,000
                                                                                                                   ------------
MASSACHUSETTS - 1.33%
  3,500,000  MASSACHUSETTS STATE RV BOND ANTICIPATION NOTES SERIES A                            5.00      9/6/01     3,510,098
  1,000,000  PITTSFIELD MA BOND ANTICIPATION NOTES GO                                           5.00    10/12/01     1,002,901

                                                                                                                     4,512,999
                                                                                                                   ------------
MINNESOTA - 17.25%
  1,195,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A US BANK TRUST NA LOC++               3.50     7/15/30     1,195,000
  2,150,000  CANBY MN IDA BUILDING SYSTEM PROJECT++                                             4.00     12/1/20     2,150,000
  5,000,000  CITY OF ROCHESTER MN                                                               3.20     5/23/01     5,000,000
  1,355,000  COHASSET MN IDR MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES B ABN AMRO
             BANK NV LOC++                                                                      3.80      6/1/13     1,355,000
  2,100,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY RV FHLMC LOC++                  4.25     12/6/01     2,100,000
    800,000  DULUTH MN TAX INCREMENT RV LAKE SUPERIOR PAPER PROJECT WACHOVIA BANK GEORGIA LOC++ 3.55      9/1/10       800,000
    200,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC++                      3.50     12/1/29       200,000
  2,500,000  GOLDEN VALLEY MN IDA RV UNICARE HOMES PROJECT BANK OF AMERICA NA LOC++             3.50      9/1/14     2,500,000
  4,235,000  MANKATO MN MFHR HIGHLAND PROJECT REMARKETED 10/3/00 U.S. BANK TRUST NA LOC++       3.95      5/1/27     4,235,000
  2,475,000  METROPOLITAN COUNCIL MN SERIES A                                                   5.00      2/1/02     2,517,965
  4,000,000  MINNEAPOLIS MN MFHR RENTAL HOUSING HENNEPIN PROJECT U.S. BANCORP PIPER
             JAFFRAY LOC++                                                                      3.70     12/1/30     4,000,000
  3,400,000  MINNEAPOLIS MN MFHR RENTAL HOUSING WILSON PROJECT SERIES 95++                      3.70     12/1/30     3,400,000
  3,650,000  MINNEAPOLIS MN RV PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC++          3.90     10/1/21     3,650,000
  6,800,000  MINNEAPOLIS MN SD #001 SCHOOL IMPROVEMENTS RV                                      3.50     6/25/01     6,803,075
  5,125,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT  BOARD IDR SERIES II MBIA INSURED++   3.55    11/15/26     5,125,000
  1,900,000  MINNESOTA SD TAX & AID ANTICIPATION COP SERIES A                                   4.00     2/12/02     1,910,823
  1,700,000  MINNESOTA STATE HEFA RV UNIVERSITY OF ST. THOMAS SERIES C++                        3.45      4/1/25     1,700,000
  1,500,000  MINNESOTA STATE RV SERIES A                                                        5.00     6/30/01     1,502,371
    640,000  ROBBINSDALE MN IDR UNICARE HOMES INCORPORATED PROJECT BANK OF AMERICA NA LOC++     3.50     10/1/14       640,000
  4,470,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE++                                      3.55     5/15/22     4,470,000
    100,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING RV GOODWILL/EASTER SEALS
             PROJECT FIRSTAR BANK LOC++                                                         3.60      8/1/25       100,000
  2,080,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY UTILITIES RV REMARKETED 1/3/94
             DEXIA CREDIT LOCAL FRANCE LOC++                                                    3.50     12/1/12     2,080,000
  1,200,000  WADENA MN IDR HOMECREST INDUSTRIES INCORPORATED PROJECT U.S. BANK NA LOC++         3.65      8/1/19     1,200,000

                                                                                                                    58,634,234
                                                                                                                   ------------
MISSISSIPPI - 0.96%
  3,250,000  MISSISSIPPI HOME CORPORATION SFHR++                                                3.60     11/1/29     3,250,000
                                                                                                                   ------------
MISSOURI - 6.21%
  7,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES IDR
             ST. LOUIS CONVENTION CENTER PROJECT SERIES C FIRSTAR BANK LOC++                    3.90     12/1/05     7,000,000
  1,900,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD LEASE RV MISSOURI ASSOCIATION
             MUNICIPAL UTILITIES LEASE PROJECT SPA TRANSAMERICA LIFE INSURANCE++                3.56     12/1/22     1,900,000
 11,200,000  MISSOURI STATE HEFA HEALTH CARE RV SAINT LOUIS UNIVERSITY PROJECT SERIES B
             AMERICA NA LOC++                                                                   3.85     10/1/24    11,200,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                  MONEY MARKET TRUSTS
-------------------------------------------------------------------------------



   NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------

   PRINCIPAL SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE

MISSOURI (continued)
$ 1,000,000  MISSOURI STATE HEFA RV DURY COLLEGE PROJECT MERCANTILE BANK NA LOC++               3.90%    8/15/24  $  1,000,000

                                                                                                                    21,100,000
                                                                                                                   ------------
MONTANA - 0.59%
  2,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV++                                                              3.50      3/1/02     2,000,000
                                                                                                                   ------------
NEW HAMPSHIRE - 1.28%
  4,345,000  NEW HAMPSHIRE HEFA REVENUE SERIES SG-19++                                          3.60      6/1/23     4,345,000
                                                                                                                   ------------
NEW YORK - 0.99%
  3,375,000  IBM TAX EXEMPT GRANTOR TRUST SERIES 1999-C++                                       3.70     3/14/06     3,375,000
                                                                                                                   ------------
OHIO - 5.46%
 16,500,000  HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE++                                   3.75     7/15/29    16,500,000
  2,000,000  OHIO STATE BUILDING AUTHORITY                                                      6.10      6/1/01     2,048,475

                                                                                                                    18,548,475
                                                                                                                   ------------
OREGON - 0.42%
  1,400,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED         5.00     11/1/01     1,417,040
                                                                                                                   ------------
OTHER - 2.50%
  3,800,000  ABN AMRO LEASETOPS++                                                               3.40     10/3/01     3,800,000
    608,620  PITNEY BOWES CREDIT CORPORATION LEASETOPS COP SERIES 1999-2++                      3.90     3/16/05       608,620
  4,085,000  PUTTABLE FLOATING OPTION SERIES PPT-4 AMBAC INSURED++                              4.10    10/11/30     4,085,000

                                                                                                                     8,493,620
                                                                                                                   ------------
PENNSYLVANIA - 0.94%
  2,200,000  LEHIGH COUNTY PA HEALTH CARE RV LEHIGH VALLEY HOSPITAL SERIES A AMBAC INSURED++    3.85      7/1/28     2,200,000
  1,000,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED FINANCING SERIES A PNC
             BANK LOC++                                                                         3.55      7/1/26     1,000,000

                                                                                                                     3,200,000
                                                                                                                   ------------
SOUTH CAROLINA - 0.52%
  1,750,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES RV FGIC INSURED++          3.55      1/1/23     1,750,000
TENNESSEE - 3.75%
    900,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE++                                 3.55      7/1/11       900,000
  4,000,000  MEMPHIS CENTER CITY TN MFHR++                                                      3.65     11/1/29     4,000,000
  1,815,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING GOVERNMENT
             OBLIGATION++                                                                       3.55      3/3/25     1,815,000
  6,030,000  PORTLAND TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL RV SERIES 322
             FSA INSURED++                                                                      3.67    11/15/14     6,030,000

                                                                                                                    12,745,000
                                                                                                                   ------------
TEXAS - 6.60%
  1,900,000  HARRIS COUNTY TX HEALTH FACILITIES AUTHORITY HEALTH CARE RV ST. LUKES EPISCOPAL
             HOSPITAL PROJECT SERIES B MORGAN GUARANTY TRUST LOC++                              3.90     2/15/27     1,900,000
    645,000  HARRIS COUNTY TX HFR FLOATER CTFS PROJECT,  SERIES 357 MBIA INSURED++              3.60      7/1/21       645,000
  2,200,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION ARBOR II LIMITED PROJECT              4.40     10/1/01     2,200,000
  1,200,000  LEWISVILLE TEXAS INDEPENDENT SD                                                    6.00     8/15/01     1,211,356
  1,200,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT LOAN RV SERIES A
             AMBAC INSURED++                                                                    3.60      4/1/36     1,200,000

MONEY MARKET TRUSTS                  PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------



   NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------


   PRINCIPAL SECURITY NAME                                                              INTEREST RATE  MATURITY DATE   VALUE
TEXAS (continued)
$ 4,000,000  SABINE RIVER AUTHORITY TX PCR TEXAS UTILITIES ELECTRIC COMPANY PROJECT SERIES A
             MORGAN GUARANTY TRUST LOC++                                                        3.85%     4/1/30  $  4,000,000
  2,100,000  TEXAS STATE TAX & REVENUE ANTICIPATION NOTES                                       5.25     8/31/01     2,115,773
  8,000,000  TEXAS TECHNICAL UNIVERSITY                                                         3.30      5/3/01     8,000,000
  1,145,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION RV SERIES 4
             AMBAC INSURED++                                                                    3.58    11/15/24     1,145,000

                                                                                                                    22,417,129
                                                                                                                   ------------
UTAH - 0.32%
  1,100,000  SALT LAKE CITY UT GO                                                               3.45      1/1/20     1,100,000
                                                                                                                   ------------
VIRGINIA - 2.04%
  1,300,000  DINWIDDIE COUNTY VA IDA CHAPARRAL STEEL VA PROJECT SERIES A BANK OF AMERICA NA
             LOC++                                                                              3.95      8/1/29     1,300,000
  5,622,000  NORFOLK VA AIRPORT RV                                                              3.05      5/1/01     5,622,000

                                                                                                                     6,922,000
                                                                                                                   ------------
WASHINGTON - 10.36%
  5,000,000  ISSAQUAH WA COMMUNITY PROPERTY SPECIAL RV SERIES A. BANK OF AMERICA NA LOC++       3.60     2/15/21     5,000,000
  2,500,000  LAKE TAPPS PARKWAY WA++                                                            3.60     12/1/19     2,500,000
 16,500,000  PORT ANACORTES WA                                                                  3.45      6/5/01    16,500,000
    600,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY REVENUE SERIES A++       3.65     10/1/22       600,000
  2,000,000  WASHINGTON STATE EDA RV INDUSTRIAL DEVLEOPMENT CANAM STEEL PROJECT SERIES D++      3.70     9/30/30     2,000,000
  1,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II PROJECT PACIFIC
             NORTHWEST BANK LOC++                                                               3.65     10/1/19     1,000,000
  3,140,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR LAKEWOOD MEADOWS APARTMENTS
             PROJECT SERIES A++                                                                 3.65     7/15/33     3,140,000
  3,475,000  WASHINGTON STATE HEFA RV MILL POINTE APARTMENTS PROJECT SERIES A US BANK TRUST
             NA LOC++                                                                           3.80      1/1/30     3,475,000
  1,000,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING PROJECT++            3.65      2/1/15     1,000,000

                                                                                                                    35,215,000
                                                                                                                   ------------
WEST VIRGINIA - 0.83%
  1,700,000  WEST VIRGINIA HFA RV VHA MID-ATLANTIC  REVENUE PROJECT SERIES C++                  3.55     12/1/25     1,700,000
  1,115,000  WEST VIRGINIA STATE BUILDING COMMISSION                                            5.00      7/1/01     1,119,757

                                                                                                                     2,819,757
                                                                                                                   ------------
WISCONSIN - 2.03%
  1,700,000  CARLTON WI PCR WISCONSIN POWER & LIGHT COMPANY PROJECT++                           3.65      8/1/15     1,700,000
  2,200,000  WISCONSIN SCHOOL DISTRICTS                                                         4.63     11/1/01     2,200,000
  3,000,000  WISCONSIN SCHOOL DISTRICTS SERIES A                                                4.55     9/26/01     3,000,000

                                                                                                                     6,900,000
                                                                                                                   ------------
TOTAL MUNICIPAL SECURITIES (COST $338,434,898)                                                                     338,434,898
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $338,434,898)*                            99.60%                                                            $338,434,898
OTHER ASSETS AND LIABILITIES, NET                0.40                                                                1,356,495
                                               -------                                                            ------------

TOTAL NET ASSETS                               100.00%                                                            $339,791,393
                                               -------                                                            ------------


++ VARIABLE RATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS      STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001
-------------------------------------------------------------------------------



                                                                CALIFORNIA         MONEY              NATIONAL
                                                            TAX-FREE MONEY        MARKET        TAX-FREE MONEY
                                                              MARKET TRUST         TRUST          MARKET TRUST
--------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:

    IN SECURITIES, AT AMORTIZED COST .............         $  588,187,878   $1,162,917,079     $  338,434,898
   CASH ..........................................                107,953                0             35,675
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES..              4,698,822        4,675,520          2,693,667
   RECEIVABLE FOR INVESTMENTS SOLD ...............             20,699,807                0                  0
                                                           --------------   --------------     ---------------
TOTAL ASSETS .....................................            613,694,460    1,167,592,599        341,164,240
                                                           --------------   --------------     ---------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED ..............             21,568,012                0                  0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES...                 74,479          124,309             51,629
   PAYABLE TO OTHER RELATED PARTIES ..............                 75,093          176,682             46,652
   ACCRUED EXPENSES AND OTHER LIABILITIES ........                344,758          334,488            241,244
   DIVIDENDS PAYABLE .............................              1,346,381        5,864,962          1,033,322
                                                           --------------   --------------     ---------------
TOTAL LIABILITIES ................................             23,408,723        6,500,441          1,372,847
                                                           --------------   --------------     ---------------
TOTAL NET ASSETS .................................         $  590,285,737   $1,161,092,158     $  339,791,393
                                                           --------------   --------------     ---------------
                                                           --------------   --------------     ---------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................         $  590,366,030   $1,161,168,955     $  339,805,345
   UNDISTRIBUTED NET INVESTMENT INCOME............                      0                0                185
   UNDISTRIBUTED NET REALIZED LOSS
    ON INVESTMENTS ...............................                (80,293)         (76,797)           (14,137)
                                                           --------------   --------------     ---------------
TOTAL NET ASSETS .................................         $  590,285,737   $1,161,092,158     $  339,791,393
                                                           --------------   --------------     ---------------
                                                           --------------   --------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------
NET ASSETS........................................         $  590,285,737   $1,161,092,158     $  339,791,393
SHARES OUTSTANDING................................            590,366,030    1,161,245,715        339,805,346
NET ASSET VALUE AND OFFERING PRICE PER SHARE......         $         1.00   $         1.00     $         1.00



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2001 MONEY MARKET
TRUSTS
--------------------------------------------------------------------------------


                                                      CALIFORNIA          MONEY                NATIONAL
                                                  TAX-FREE MONEY         MARKET          TAX-FREE MONEY
                                                    MARKET TRUST          TRUST            MARKET TRUST
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................     $ 20,335,742      $ 54,018,469      $ 13,860,474
                                                    --------------   --------------     ---------------
TOTAL INVESTMENT INCOME .......................       20,335,742        54,018,469        13,860,474
                                                    --------------   --------------     ---------------
EXPENSES
   ADMINISTRATION FEES ........................          861,561         1,263,116           506,015
   CUSTODY ....................................          114,874           168,416            67,469
   PORTFOLIO ACCOUNTING FEES ..................           78,627           110,648            88,156
   TRANSFER AGENT .............................          107,669           241,440            42,799
   LEGAL AND AUDIT FEES .......................           39,725            57,989            36,349
   REGISTRATION FEES ..........................           94,163            27,829            81,416
   DIRECTORS' FEES ............................            4,238             4,238             4,238
   SHAREHOLDER REPORTS ........................           17,587             9,648            10,393
   OTHER ......................................           13,027            12,605            11,211
                                                    --------------   --------------     ---------------
TOTAL EXPENSES ................................        1,331,471         1,895,929           848,046
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ........         (182,888)         (212,033)         (173,424)
   NET EXPENSES ...............................        1,148,583         1,683,896           674,622
                                                    --------------   --------------     ---------------
NET INVESTMENT INCOME (LOSS) ..................       19,187,159        52,334,573        13,185,852
                                                    --------------   --------------     ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....           (6,338)          (62,097)          (14,137)
                                                    --------------   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ...........................     $ 19,180,821      $ 52,272,476      $ 13,171,715
                                                    --------------   --------------     ---------------
                                                    --------------   --------------     ---------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                         STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                       CALIFORNIA TAX-FREE                                MONEY MARKET
                                                        MONEY MARKET TRUST                                   TRUST
                                           --------------------------------------       --------------------------------------
                                                   FOR THE                FOR THE                FOR THE               FOR THE
                                                YEAR ENDED             YEAR ENDED             YEAR ENDED            YEAR ENDED
                                           MARCH 31, 2001          MARCH 31, 2000        MARCH 31, 2001         MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................     $   540,703,685      $   549,288,919      $   713,277,955      $   471,922,763
                                                 ---------------      ---------------      ---------------      ---------------
OPERATIONS:
    NET INVESTMENT INCOME ..................          19,187,159           16,024,660           52,334,573           25,985,483
    NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS ........................              (6,338)             (69,906)             (62,097)             (14,700)
                                                 ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............          19,180,821           15,954,754           52,272,476           25,970,783
                                                 ---------------      ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................         (19,187,159)         (16,024,660)         (52,334,573)         (25,985,483)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0                    0                    0                    0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............       5,116,630,405        1,382,382,308        5,301,281,332        1,811,206,569
   REINVESTMENT OF DIVIDENDS ...............             991,733              759,935                  153               65,774
   COST OF SHARES REDEEMED .................      (5,068,033,748)      (1,391,657,571)      (4,853,405,185)      (1,569,902,451)
                                                 ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS          49,588,390           (8,515,328)         447,876,300          241,369,892
                                                 ---------------      ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......          49,582,052           (8,585,234)         447,814,203          241,355,192
                                                 ---------------      ---------------      ---------------      ---------------
                                                 ---------------      ---------------      ---------------      ---------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS .......................     $   590,285,737      $   540,703,685      $ 1,161,092,158      $   713,277,955
                                                 ---------------      ---------------      ---------------      ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................       5,116,630,405        1,382,382,308        5,301,281,332        1,811,206,569
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A ....................             991,733              759,935                  153               65,774
   SHARES REDEEMED - CLASS A ...............      (5,068,033,748)      (1,391,657,571)      (4,853,405,185)      (1,569,902,451)
   CONVERSION - CLASS A ....................                --                   --                   --                   --
   NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - CLASS A ..................          49,588,390           (8,515,328)         447,876,300          241,369,892
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME .......................     $             0      $             0      $             0      $             0
                                                 ---------------      ---------------      ---------------      ---------------
                                                 ---------------      ---------------      ---------------      ---------------



SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                                                NATIONAL TAX-FREE
                                                                MONEY MARKET TRUST
                                                     ----------------------------------
                                                            FOR THE             FOR THE
                                                         YEAR ENDED          YEAR ENDED
                                                     MARCH 31, 2001      MARCH 31, 2000
---------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................     $   269,943,349      $   233,545,538
                                                 ---------------      ---------------
OPERATIONS:
    NET INVESTMENT INCOME ..................          13,185,852            8,067,460
    NET REALIZED GAIN (LOSS) ON SALE
     OF INVESTMENTS ........................             (14,137)                 360
                                                 ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............          13,171,715            8,067,820
                                                 ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................         (13,185,852)          (8,067,460)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                    0                 (176)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............       2,220,486,989          575,094,701
   REINVESTMENT OF DIVIDENDS ...............                 486                  348
   COST OF SHARES REDEEMED .................      (2,150,625,294)        (538,697,422)
                                                 ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS          69,862,181           36,397,627
                                                 ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......          69,848,044           36,397,811
                                                 ---------------      ---------------
                                                 ---------------      ---------------
NET ASSETS:
-----------------------------------------------------------------------------------------
   ENDING NET ASSETS .......................     $   339,791,393      $   269,943,349
                                                 ---------------      ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...................       2,220,486,989          575,094,701
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A ....................                 486                  348
   SHARES REDEEMED - CLASS A ...............      (2,150,625,294)        (538,697,422)
   CONVERSION - CLASS A ....................
   NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - CLASS A ..................          69,862,181           36,397,627
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME .......................     $           185      $             0
                                                 ---------------      ---------------
                                                 ---------------      ---------------

MONEY MARKET TRUSTS                                        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



                                          BEGINNING                   DIVIDENDS
                                          NET ASSET          NET       FROM NET
                                          VALUE PER   INVESTMENT     INVESTMENT
                                              SHARE       INCOME         INCOME
----------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2000 TO MARCH 31, 2001 ......     $1.00        0.03          (0.03)
APRIL 1, 1999 TO MARCH 31, 2000 ......     $1.00        0.03          (0.03)
APRIL 1, 1998 TO MARCH 31, 1999 ......     $1.00        0.03          (0.03)
MAY 5, 1997(2) TO MARCH 31, 1998 .....     $1.00        0.03          (0.03)
MONEY MARKET TRUST(3)
----------------------------------------------------------------------------------
APRIL 1, 2000 TO MARCH 31, 2001 ......     $1.00        0.06          (0.06)
APRIL 1, 1999 TO MARCH 31, 2000 ......     $1.00        0.05          (0.05)
APRIL 1, 1998 TO MARCH 31, 1999 ......     $1.00        0.05          (0.05)
APRIL 1, 1997 TO MARCH 31, 1998 ......     $1.00        0.05          (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997(4) .     $1.00        0.03          (0.03)
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996      $1.00        0.05          (0.05)
NATIONAL TAX-FREE MONEY MARKET TRUST
----------------------------------------------------------------------------------
APRIL 1, 2000 TO MARCH 31, 2001 ......     $1.00        0.04          (0.04)
APRIL 1, 1999 TO MARCH 31, 2000 ......     $1.00        0.03          (0.03)
APRIL 1, 1998 TO MARCH 31, 1999 ......     $1.00        0.03          (0.03)
NOVEMBER 10, 1997(2) TO MARCH 31, 1998     $1.00        0.01          (0.01)


                                                  ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET  ---------------------------------------                 NET ASSETS AT
                                               VALUE PER  NET INVESTMENT        NET        GROSS       TOTAL      END OF PERIOD
                                                   SHARE          INCOME   EXPENSES     EXPENSES(1)   RETURN     (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2000 TO MARCH 31, 2001 ......           $1.00         3.33%        0.20%        0.23%        3.41%     $  590,286
APRIL 1, 1999 TO MARCH 31, 2000 ......           $1.00         2.89%        0.20%        0.67%        2.93%     $  540,704
APRIL 1, 1998 TO MARCH 31, 1999 ......           $1.00         2.91%        0.20%        0.91%        2.93%     $  549,289
MAY 5, 1997(2) TO MARCH 31, 1998 .....           $1.00         3.18%        0.20%        0.85%        2.94%     $  636,441
MONEY MARKET TRUST(3)
---------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2000 TO MARCH 31, 2001 ......           $1.00         6.20%        0.20%        0.22%        6.44%     $1,161,092
APRIL 1, 1999 TO MARCH 31, 2000 ......           $1.00         5.35%        0.20%        0.48%        5.43%     $  713,278
APRIL 1, 1998 TO MARCH 31, 1999 ......           $1.00         5.20%        0.20%        0.61%        5.35%     $  471,923
APRIL 1, 1997 TO MARCH 31, 1998 ......           $1.00         5.46%        0.20%        0.61%        5.62%     $  630,770
OCTOBER 1, 1996 TO MARCH 31, 1997(4) .           $1.00         5.28%        0.20%        0.61%        2.66%     $  807,003
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996            $1.00         5.33%        0.18%        0.55%        5.43%     $1,143,767
NATIONAL TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2000 TO MARCH 31, 2001 ......           $1.00         3.89%        0.20%        0.25%        4.01%     $  339,791
APRIL 1, 1999 TO MARCH 31, 2000 ......           $1.00         3.27%        0.20%        0.52%        3.30%     $  269,943
APRIL 1, 1998 TO MARCH 31, 1999 ......           $1.00         3.09%        0.20%        0.68%        3.16%     $  233,546
NOVEMBER 10, 1997(2) TO MARCH 31, 1998           $1.00         3.32%        0.20%        0.63%        1.30%     $  229,447

MONEY MARKET TRUSTS                                NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

         NOTES TO FINANCIAL HIGHLIGHTS
         ----------------------------------------------------------------------

         (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).

         (2) Commencement of operations.

         (3) The Fund operated as the Money Market Fund of Westcore Trust and was advised by First Interstate Bank of Oregon, N.A. from its commencement of operations until it was reorganized as a series of Pacifica Funds Trust on October 1, 1995, when First Interstate Capital Management, Inc. ("FICM") assumed investment advisory responsibilities. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed as Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated. The Fund operated as a series of Pacifica Funds Trust until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the September 6, 1996 reorganization, Wells Fargo Bank, N.A. assumed investment advisory responsibilities.

         (4) The Fund changed its fiscal year-end from September 30 to March 31.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                               MONEY MARKET TRUSTS
-------------------------------------------------------------------------------

   NOTES TO FINANCIAL STATEMENTS
   ---------------------------------------------------------------------------
1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a "Fund", collectively, the "Funds").
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:

Stagecoach Fund                           Wells Fargo Fund
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST*   CALIFORNIA TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------
MONEY MARKET TRUST*                       MONEY MARKET TRUST
-------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST*     NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------------------------------
* Accounting survivor

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.
SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
REPURCHASE AGREEMENTS
     The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.
DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

NOTES TO FINANCIAL STATEMENTS                               MONEY MARKET TRUSTS
-------------------------------------------------------------------------------
        Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                           Undistributed      Undistributed
                                          Net Investment      Net Realized
      Fund                                    Income           Gain/(Loss)    Paid in Capital
---------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST       185               (184)               (1)
---------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for Federal income taxes was required at March 31, 2001.
     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

      Fund                                                                                   Capital Loss
                                                                             Year Expires    Carryforwards
---------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                                         2005        $  6,489
---------------------------------------------------------------------------------------------------------------------------
                                                                                     2006        $  8,418
---------------------------------------------------------------------------------------------------------------------------
                                                                                     2007        $ 51,336
---------------------------------------------------------------------------------------------------------------------------
                                                                                     2008        $  7,713
---------------------------------------------------------------------------------------------------------------------------
                                                                                     2009        $  6,337
---------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET TRUST                                                             2008        $ 13,872
---------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                                           2009        $ 14,137
---------------------------------------------------------------------------------------------------------------------------

    The Money Market Trust has current post-October deferred capital loss of $62,925. Such losses will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management. Funds Management does not receive a fee for providing those services.
     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                               MONEY MARKET TRUSTS
-------------------------------------------------------------------------------

5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Funds.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 10 shares of the California Tax-Free Money Market Trust and 27 shares of the Money Market Trust.

7. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2001, were waived by Funds Management.


                                                                            Total Fees Waived
                                                                                 by Funds
      Fund                                                                      Management
----------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                                     $182,888
----------------------------------------------------------------------------------------------
      MONEY MARKET TRUST                                                          212,033
----------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET TRUST                                        173,424
----------------------------------------------------------------------------------------------

MONEY MARKET TRUSTS                                INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------




   TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
   WELLS FARGO FUNDS TRUST:
     We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (three of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG  LLP


   San Francisco, California
   May 11, 2001

NOTES TO FINANCIAL STATEMENTS                               MONEY MARKET TRUSTS
-------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
     For federal income tax purposes, the National Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.

     For federal and California tax purposes, the California Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

LIST OF ABBREVIATIONS                                       MONEY MARKET TRUSTS
-------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         - ASSOCIATION OF BAY AREA GOVERNMENTS
ADR          - AMERICAN DEPOSITORY RECEIPTS
AMBAC        - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT          - ALTERNATIVE MINIMUM TAX
ARM          - ADJUSTABLE RATE MORTGAGES
BART         - BAY AREA RAPID TRANSIT
CDA          - COMMUNITY DEVELOPMENT AUTHORITY
CDSC         - CONTINGENT DEFERRED SALES CHARGE
CGIC         - CAPITAL GUARANTY INSURANCE COMPANY
CGY          - CAPITAL GUARANTY CORPORATION
CMT          - CONSTANT MATURITY TREASURY
COFI         - COST OF FUNDS INDEX
CONNIE LEE   - CONNIE LEE INSURANCE COMPANY
COP          - CERTIFICATE OF PARTICIPATION
CP           - COMMERCIAL PAPER
CTF          - COMMON TRUST FUND
DW&P         - DEPARTMENT OF WATER & POWER
DWR          - DEPARTMENT OF WATER RESOURCES
EDFA         - EDUCATION FINANCE AUTHORITY
FGIC         - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA          - FEDERAL HOUSING AUTHORITY
FHLB         - FEDERAL HOME LOAN BANK
FHLMC        - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA         - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN          - FLOATING RATE NOTES
FSA          - FINANCIAL SECURITY ASSURANCE, INC
GNMA         - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO           - GENERAL OBLIGATION
HFA          - HOUSING FINANCE AUTHORITY
HFFA         - HEALTH FACILITIES FINANCING AUTHORITY
IDA          - INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR        - LONDON INTERBANK OFFERED RATE
LLC          - LIMITED LIABILITY CORPORATION
LOC          - LETTER OF CREDIT
LP           - LIMITED PARTNERSHIP
MBIA         - MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR         - MULTI-FAMILY HOUSING REVENUE
MUD          - MUNICIPAL UTILITY DISTRICT
MTN          - MEDIUM TERM NOTE
PCFA         - POLLUTION CONTROL FINANCE AUTHORITY
PCR          - POLLUTION CONTROL REVENUE
PFA          - PUBLIC FINANCE AUTHORITY
PLC          - PRIVATE PLACEMENT
PSFG         - PUBLIC SCHOOL FUND GUARANTY
RAW          - REVENUE ANTICIPATION WARRANTS
RDA          - REDEVELOPMENT AUTHORITY
RDFA         - REDEVELOPMENT FINANCE AUTHORITY
R&D          - RESEARCH & DEVELOPMENT
SFMR         - SINGLE FAMILY MORTGAGE REVENUE
TBA          - TO BE ANNOUNCED
TRAN         - TAX REVENUE ANTICIPATION NOTES
USD          - UNIFIED SCHOOL DISTRICT
V/R          - VARIABLE RATE
WEBS         - WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.







DATED MATERIAL
PLEASE EXPEDITE                                          Presorted
                                                     First-Class Mail
                                                       U.S. Postage
                                                           PAID
                                                      Permit No. 2145
                                                        Newark, NJ

[LOGO]

P.O. BOX 8266
BOSTON, MA 02266-8266

                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS
ANNUAL REPORT

WELLS FARGO
MONEY MARKET FUND

                                                     March 31, 2001

                                   [GRAPHIC]





                                                                   CLASS B

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER ....................................................  1
-----------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS ...................................................  2
-----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS .................................................  4
-----------------------------------------------------------------------------

FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................  8
   STATEMENT OF OPERATIONS ...............................................  9
   STATEMENTS OF CHANGES IN NET ASSETS ................................... 10
   FINANCIAL HIGHLIGHTS .................................................. 12

NOTES TO FINANCIAL STATEMENTS ............................................ 14
-----------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT ............................................. 18
-----------------------------------------------------------------------------

LIST OF ABBREVIATIONS .................................................... 19
-----------------------------------------------------------------------------


              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.

     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.

     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
--------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.

     Thank you for investing in WELLS FARGO FUNDS.

Sincerely,

/s/ Michael J. Hogan

MICHAEL J. HOGAN
PRESIDENT
WELLS FARGO FUNDS

MONEY MARKET FUND                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS B

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo Money Market Fund (the Fund) seeks a high level of current income, while preserving capital and liquidity.

ADVISOR
     Wells Fargo Funds Management, LLC

SUB-ADVISOR
     Wells Capital Management Incorporated

FUND MANAGERS
     Dave Sylvester
     Laurie White

INCEPTION DATE
     07/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class B shares returned 4.99%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet First Tier Retail Money Fund Average(2) that returned 5.83%. The Fund's Class B shares distributed $0.05 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, Fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

                                                      6-Month*  1-Year  5-Year  Since Inception
CLASS B                                                 2.40     4.99    4.32        3.82
BENCHMARK
  iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE        2.88     5.83    5.05        4.54(3)

FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

7-DAY CURRENT YIELD                       3.72%
7-DAY COMPOUND YIELD                      3.79%
30-DAY SIMPLE YIELD                       3.94%
30-DAY COMPOUND YIELD                     4.01%

FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

AVERAGE MATURITY                        24 DAYS
NUMBER OF HOLDINGS                        107

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

[CHART]

Commercial Paper                           (49%)
Certificates of Deposits                   (30%)
Time Deposits                              (11%)
US Treasury Bills                           (4%)
Floating/Variable Rate Bonds/Notes          (2%)
Repurchase Agreements                       (2%)
Corporate Bonds                             (2%)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------

[CHART]

2-14 days                                  (30%)
15-29 days                                 (47%)
30-59 days                                 (20%)
60-89 days                                  (3%)

--------------------------------------------------------------------------------

     The Fund is sold without a front-end sales charge but the Fund's Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasuries, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  The published return closest to the Fund's inception date of 07/01/92.
(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------



MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
BANK NOTES - 0.09%
$ 15,600,000  BRANCH BANKING & TRUST                                                      7.05%       5/7/01     $    15,594,460

TOTAL BANK NOTES (COST $15,594,460)                                                                                   15,594,460
                                                                                                                  --------------
CERTIFICATES OF DEPOSIT - 29.86%

 350,000,000  ABN AMRO BANK CHICAGO                                                       4.96       4/26/01         350,002,322
 222,000,000  BANK OF AUSTRIA                                                             4.96       4/25/01         222,000,000
 150,000,000  BANK OF NOVA SCOTIA NY                                                      4.96       4/26/01         150,000,000
 150,000,000  BANK OF SCOTLAND NY                                                         4.96       4/25/01         150,000,000
 250,000,000  CHRISTIANA CAPITAL CORPORATION                                              4.97       4/26/01         250,000,000
  25,000,000  COMMERZBANK NY                                                              5.80        4/5/01          25,000,000
 750,000,000  CREDIT SUISSE FIRST BOSTON NY                                               4.99       4/30/01         750,000,000
 500,000,000  DEXIA BANK NY                                                               4.96       4/30/01         500,003,867
 200,000,000  HALIFAX PLC LONDON                                                          4.97       4/23/01         200,001,162
 250,000,000  HALIFAX PLC LONDON                                                          4.98       4/30/01         250,000,000
  50,000,000  ING BANK NV                                                                 5.27        4/5/01          50,000,064
 500,000,000  LANDESBANK BADEN - WURTTEMBERG NY                                           4.94       4/23/01         500,002,903
 200,000,000  MERITA BANK NY                                                              4.96       4/24/01         200,000,000
 200,000,000  NATEXIS BANQUE POPULAIRE                                                    5.49        4/2/01         200,000,000
 300,000,000  NATEXIS BANQUE POPULAIRE                                                    5.46        4/2/01         300,000,000
 300,000,000  NORDEUTSCHE LANDESBANK GZ NY                                                5.54       4/10/01         300,000,000
  50,000,000  RABOBANK                                                                    5.22       1/14/02          49,992,433
 100,000,000  SOUTHTRUST BANK NA                                                          4.93       4/23/01         100,000,000
 100,000,000  SOUTHTRUST BANK NA                                                          4.97       4/27/01         100,000,000
 400,000,000  SVENSKA HANDELSBANKEN NY                                                    4.97       4/24/01         400,002,433

TOTAL CERTIFICATES OF DEPOSIT (COST $5,047,005,184)                                                                5,047,005,184
                                                                                                                  --------------

COMMERCIAL PAPER - 48.68%

 100,000,000  ABBOTT LABORATORIES++                                                       5.18##      3/1/02         100,000,000
 180,000,000  AMSTEL FUNDING CORPORATION**                                                5.37##      5/2/01         179,203,500
 155,645,000  AMSTEL FUNDING CORPORATION**                                                5.34##      5/3/01         154,937,334
   6,500,000  AMSTEL FUNDING CORPORATION**                                                5.37##      5/3/01           6,470,279
 109,500,000  AMSTEL FUNDING CORPORATION**                                                5.34##      5/4/01         108,986,080
  72,395,000  APRECO INCORPORATED**                                                       4.95##     4/27/01          72,147,651
  45,000,000  AQUINAS FUNDING LLC                                                         5.45##      4/2/01          45,000,000
 300,000,000  ASPEN FUNDING**                                                             4.90##     4/30/01         298,863,667
 245,437,000  ASSET PORTFOLIO FUNDING**                                                   5.04##     4/12/01         245,094,752
 197,343,000  ATLANTIS ONE - FUNDING CORPORATION**                                        5.37##     4/27/01         196,615,298
 168,829,000  ATLANTIS ONE - FUNDING CORPORATION**                                        5.38##     4/27/01         168,204,098
 191,000,000  BAVARIA TRR CORPORATION**                                                   5.12##     4/11/01         190,755,998
 199,986,000  BAVARIA TRR CORPORATION**                                                   5.01##     4/18/01         199,542,476
 100,000,000  CORPORATE RECEIVABLES CORPORATION**                                         5.35##     4/18/01          99,764,444
 100,000,000  CORPORATE RECEIVABLES CORPORATION**                                         4.94##     4/23/01          99,713,000
 100,437,000  CROWN POINT CAPITAL COMPANY**                                               5.03##     4/23/01         100,143,473
  50,000,000  CXC INCORPORATED**                                                          5.00##     6/14/01          49,500,153
 100,000,000  CXC INCORPORATED**                                                          4.92##     4/26/01          99,673,333
 100,000,000  DELAWARE FUNDING CORPORATION**                                              5.07##      5/9/01          99,483,028

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------



MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$150,000,000  DEXIA CLF FINANCE COMPANY                                                   5.28%##     5/1/01     $   149,369,250
 300,000,000  EDISON ASSET SECURITIZATION**                                               4.92##     4/27/01         298,981,250
 179,040,000  FALCON ASSET SECURITIZATION CORPORATION**                                   4.95##     4/20/01         178,598,666
 241,580,000  FALCON ASSET SECURITIZATION CORPORATION**                                   4.95##     4/23/01         240,885,256
 129,600,000  FALCON ASSET SECURITIZATION CORPORATION**                                   4.96##     4/25/01         129,191,796
 401,723,000  GIRO FUNDING CORPORATION**                                                  4.95##     4/20/01         400,732,753
 356,798,000  GREENWICH FUNDING CORPORATION**                                             4.97##     4/26/01         355,632,460
 500,000,000  GREYHAWK FUNDING LLC**                                                      5.03##      4/4/01         499,860,556
  20,000,000  GREYHAWK FUNDING LLC**                                                      6.00##     6/11/01          19,772,500
  30,631,000  HALOGEN CAPITAL COMPANY LLC**                                               5.57##     4/12/01          30,584,203
  18,000,000  IVORY FUNDING CORPORATION**                                                 5.41##      4/6/01          17,989,200
  42,325,000  IVORY FUNDING CORPORATION**                                                 5.14##      5/1/01          42,151,115
 105,550,000  JUPITER SECURITIZATION CORPORATION**                                        5.43##      4/2/01         105,550,000
  66,356,000  JUPITER SECURITIZATION CORPORATION**                                        5.54##      4/4/01          66,335,835
 108,140,000  JUPITER SECURITIZATION CORPORATION**                                        5.31##      4/5/01         108,092,328
  60,000,000  JUPITER SECURITIZATION CORPORATION**                                        4.97##     4/20/01          59,851,500
 100,000,000  JUPITER SECURITIZATION CORPORATION**                                        5.00##     4/25/01          99,682,472
  21,000,000  K2 (USA) LLC**                                                              6.64##     5/18/01          20,827,194
  50,000,000  K2 (USA) LLC**                                                              6.63##     6/15/01          49,342,223
  50,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                       4.65##    12/19/01          48,368,750
 295,075,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                      5.06##      6/1/01         292,616,042
 100,000,000  LONE STAR FUNDING**                                                         5.07##      6/5/01          99,111,112
 258,831,000  NEPTUNE FUNDING CORPORATION**                                               5.02##     4/26/01         257,968,230
 200,000,000  NEWPORT FUNDING CORPORATION**                                               4.90##     4/30/01         199,242,445
 115,000,000  PARADIGM FUNDING LLC**                                                      5.16##      4/4/01         114,967,097
 150,000,000  PARADIGM FUNDING LLC**                                                      5.23##     4/12/01         149,783,333
  67,487,000  PERRY GLOBAL FUNDING LIMITED**                                              5.13##     4/27/01          67,247,984
 135,480,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                 4.95##     4/20/01         135,146,042
 125,000,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                 4.95##     4/23/01         124,640,521
 101,675,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                 4.95##     4/24/01         101,368,676
   6,500,000  ROYAL BANK OF CANADA                                                        5.60##      7/9/01           6,403,742
 150,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                  4.92##     4/18/01         149,673,333
 500,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                  5.05##     4/23/01         498,532,917
 114,200,000  SHEFFIELD RECEIVABLES CORPORATION**                                         5.32##      4/4/01         114,166,374
 200,000,000  SHEFFIELD RECEIVABLES CORPORATION**                                         5.00##     4/25/01         199,363,667
  21,000,000  SPINTAB AB                                                                  5.41##     5/23/01          20,841,730
 100,000,000  SURREY FUNDING CORPORATION                                                  5.07##     5/10/01          99,464,833
 100,000,000  TULIP FUNDING**                                                             5.22##      4/9/01          99,898,500
  40,000,000  UBS FINANCIAL DELAWARE                                                      5.50##      4/2/01          40,000,000
  20,000,000  WCP FUNDING**                                                               5.53##     4/20/01          19,945,400

TOTAL COMMERCIAL PAPER (COST $8,226,279,849)                                                                       8,226,279,849
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 1.60%

  20,000,000  BAYER CORPORATION                                                           4.75       3/19/02          19,994,423
 108,000,000  DORADA FINANCE INCORPORATED**                                               7.30       5/17/01         108,000,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------



MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES (continued)
$ 20,000,000  NORTHERN ROCK PLC                                                           6.87%      4/20/01     $    20,000,000
 122,000,000  SIGMA FINANCE INCORPORATED                                                  6.89       4/30/01         122,000,000

TOTAL CORPORATE BONDS & NOTES (COST $269,994,423)                                                                    269,994,423
                                                                                                                  --------------
MUNICIPAL DEMAND NOTES - 0.02%

   1,200,000  DURHAM NC COP SERIES B++                                                    5.20        7/1/03           1,200,000
   1,235,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC++                           5.17      12/15/26           1,235,000
     200,000  PRINCE WILLIAM COUNTY VA TAXABLE NOTES SERIES A WACHOVIA BANK OF
              NORTH CAROLINA LOC++                                                        5.20        3/1/17             200,000

TOTAL MUNICIPAL DEMAND NOTES (COST $2,635,000)                                                                         2,635,000
                                                                                                                  --------------
TIME DEPOSITS - 10.56%

 800,000,000  BANK OF IRELAND, DUBLIN                                                     5.03        4/4/01         800,000,000
  99,793,337  BANQUE BRUXELLES LAMBERT, LONDON                                            5.50        4/2/01          99,793,337
 500,000,000  BANQUE BRUXELLES LAMBERT, LONDON                                            5.25        4/6/01         500,000,000
 250,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS, PARIS                                   5.38        4/2/01         250,000,000
  16,600,000  COMMERZBANK AG, GRAND CAYMAN                                                5.25        4/2/01          16,600,000
  69,139,867  DEUTSCHE BANK, TORONTO                                                      5.44        4/2/01          69,139,867
  50,000,000  FORTIS BANK, AMSTERDAM                                                      5.25        4/6/01          50,000,000

TOTAL TIME DEPOSITS (COST $1,785,533,204)                                                                          1,785,533,204
                                                                                                                  --------------
U.S. TREASURY BILLS - 4.43%

 250,000,000  U.S. TREASURY BILLS                                                         4.88##     4/19/01         249,423,299
 500,000,000  U.S. TREASURY BILLS                                                         4.90##     4/19/01         498,850,139

TOTAL U.S. TREASURY BILLS (COST $748,273,438)                                                                        748,273,438
                                                                                                                  --------------
FLOATING RATE FUNDING AGREEMENTS - 0.93%

   7,250,000  ALLSTATE LIFE INSURANCE COMPANY++                                           6.50      10/18/01           7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY++                            6.52      10/12/01         150,000,000

FLOATING RATE FUNDING AGREEMENTS (COST $157,250,000)                                                                 157,250,000
                                                                                                                  --------------
FLOATING RATE NOTES - AGENCY - 0.74%

  25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                          4.94       3/21/02          25,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                              5.15       3/15/02         100,000,000

FLOATING RATE NOTES - AGENCY (COST $125,000,000)                                                                     125,000,000
                                                                                                                  --------------
FLOATING RATE NOTES - CORPORATE - 1.20%

   3,750,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.41        4/9/01           3,749,995
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.13       3/28/02         100,000,000
  75,000,000  KEYCORP++                                                                   5.37       5/15/01          74,998,233
  25,000,000  NORTHERN ROCK PLC++                                                         5.23       2/12/02          25,000,000

FLOATING RATE NOTES - CORPORATE (COST $203,748,228)                                                                  203,748,228
                                                                                                                  --------------
REPURCHASE AGREEMENTS - 1.78%

 100,000,000  DEUTSCHE BANK SECURITIES INCORPORATED REPURCHASE AGREEMENT++                5.47        4/5/01         100,000,000
  50,000,000  GOLDMAN SACHS CORPORATION REPURCHASE AGREEMENT                              5.45        4/2/01          50,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------



MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$150,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                         5.45%       4/5/01     $   150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $300,000,000)                                                                      300,000,000
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES

(COST $16,881,313,786)*                         99.89%                                                           $16,881,313,786
OTHER ASSETS AND LIABILITIES, NET                0.11                                                                 18,263,104
                                              -------                                                            ---------------
TOTAL NET ASSETS                               100.00%                                                           $16,899,576,890
                                              =======                                                            ===============

++  VARIABLE RATE.
##  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT" EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE 0F THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATIONUNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND          STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2001
--------------------------------------------------------------------------------



                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

ASSETS
   INVESTMENTS:
    IN SECURITIES AT AMORTIZED COST .......................................................................    $16,581,313,786
    REPURCHASE AGREEMENTS  AT COST ........................................................................        300,000,000
   CASH ...................................................................................................          1,493,974
   RECEIVABLE FOR INTEREST ................................................................................         37,380,169
                                                                                                                --------------
TOTAL ASSETS ..............................................................................................     16,920,187,929
                                                                                                                --------------
LIABILITIES
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ...........................................................         10,556,100
   PAYABLE TO OTHER RELATED PARTIES .......................................................................          3,850,772
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................................................          2,200,829
   DIVIDENDS PAYABLE ......................................................................................          4,003,338
                                                                                                                --------------
TOTAL LIABILITIES .........................................................................................         20,611,039
                                                                                                                --------------
TOTAL NET ASSETS ..........................................................................................    $16,899,576,890
                                                                                                                ==============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................................................    $16,899,571,660
   UNDISTRIBUTED NET REALIZED GAIN ON INVESTMENTS .........................................................              5,230
                                                                                                                --------------
TOTAL NET ASSETS ..........................................................................................    $16,899,576,890
                                                                                                                ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A ......................................................................................    $14,406,457,568
SHARES OUTSTANDING - CLASS A ..............................................................................     14,405,897,111
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ....................................................    $          1.00
NET ASSETS - CLASS B ......................................................................................    $ 2,493,119,322
SHARES OUTSTANDING - CLASS B ..............................................................................      2,493,028,291
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ....................................................    $          1.00
                                                                                                                --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2001  MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST ................................................................................................    $1,003,642,009
                                                                                                                 -------------
TOTAL INVESTMENT INCOME ....................................................................................     1,003,642,009
                                                                                                                 -------------
EXPENSES
   ADVISORY FEES ...........................................................................................        62,883,395
   ADMINISTRATION FEES .....................................................................................        23,581,273
   CUSTODY .................................................................................................         3,144,169
   SHAREHOLDER SERVICING FEES ..............................................................................        39,302,122
   PORTFOLIO ACCOUNTING FEES ...............................................................................           510,458
   TRANSFER AGENT
    CLASS A ................................................................................................        14,616,494
    CLASS B ................................................................................................           314,983
   DISTRIBUTION FEES
    CLASS B ................................................................................................        16,290,835
   LEGAL AND AUDIT FEES ....................................................................................           741,622
   REGISTRATION FEES .......................................................................................         1,411,970
   DIRECTORS' FEES .........................................................................................             4,238
   SHAREHOLDER REPORTS .....................................................................................           943,567
   OTHER ...................................................................................................           389,367
                                                                                                                 -------------
TOTAL EXPENSES .............................................................................................       164,134,493
                                                                                                                 -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES .....................................................................       (28,366,122)
   NET EXPENSES ............................................................................................       135,768,371
                                                                                                                 -------------
NET INVESTMENT INCOME ......................................................................................       867,873,638
                                                                                                                 -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................................................           360,685
                                                                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................................    $  868,234,323
                                                                                                                 =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUND                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        MONEY MARKET FUND
                                                                                             ---------------------------------
                                                                                                    FOR THE            FOR THE
                                                                                                 YEAR ENDED         YEAR ENDED
                                                                                             MARCH 31, 2001     MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $15,178,597,286    $10,296,401,223
                                                                                             --------------     --------------
OPERATIONS:
   NET INVESTMENT INCOME .................................................................      867,873,638        587,993,347
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .......................................          360,685             (9,727)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................      868,234,323        587,983,620
                                                                                             --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..............................................................................     (762,066,241)      (530,116,391)
    CLASS B ..............................................................................     (105,807,397)       (27,568,972)
    S SHARES .............................................................................              N/A        (30,307,984)(2)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................    9,824,945,114     9,011,593,4390(1)
   REINVESTMENT OF DIVIDENDS - CLASS A ...................................................      735,307,818        545,615,046
   COST OF SHARES REDEEMED - CLASS A .....................................................   (9,595,867,807)    (5,253,257,204)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A       964,385,125      4,303,951,281
                                                                                             --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................    4,136,456,231      2,897,154,498(1)
   REINVESTMENT OF DIVIDENDS - CLASS B ...................................................      106,024,172         28,165,021
   COST OF SHARES REDEEMED - CLASS B .....................................................   (3,486,246,609)    (1,188,609,048)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B       756,233,794      1,736,710,471
                                                                                             --------------     --------------
   PROCEEDS FROM SHARES SOLD - CLASS S ...................................................              N/A      1,737,202,703(2)
   REINVESTMENT OF DIVIDENDS - CLASS S ...................................................              N/A         32,669,252(2)
   COST OF SHARES REDEEMED - CLASS S .....................................................              N/A     (2,928,327,917)(2)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS S               N/A     (1,158,455,962)(2)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................    1,720,979,604      4,882,196,063
                                                                                             ==============     ==============
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS .....................................................................  $16,899,576,890    $15,178,597,286
                                                                                             --------------     --------------
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................    9,824,945,114      9,011,738,160(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ..................................      735,307,818        545,615,046
   SHARES REDEEMED - CLASS A .............................................................   (9,595,867,807)    (5,253,257,204)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................      964,385,125      4,304,096,002
                                                                                             --------------     --------------
   SHARES SOLD - CLASS B .................................................................    4,136,456,231      2,897,238,524(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B ..................................      106,024,172         28,165,021
   SHARES REDEEMED - CLASS B .............................................................   (3,486,246,609)    (1,188,609,048)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................      756,233,794      1,736,794,497
                                                                                             --------------     --------------
   SHARES SOLD - CLASS S .................................................................              N/A      1,737,202,703(2)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S ..................................              N/A         32,669,252(2)
   SHARES REDEEMED - CLASS S .............................................................              N/A     (2,928,411,900)(2)
                                                                                             --------------     --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S ..................................              N/A     (1,158,539,945)(2)
                                                                                             --------------     --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ....................................  $             0    $             0
                                                                                             ==============     ==============

(1) PROCEEDS FROM SHARES SOLD INCLUDES $993,575,038 FOR CLASS A, AND "SHARES SOLD" INCLUDES 993,575,038 FOR CLASS A AS A RESULT OF THE CONSOLIDATION OF THE NORWEST ADVANTAGE READY CASH INVESTMENT FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $578,292,460 FOR CLASS A, AND "SHARES SOLD" INCLUDES 578,398,886 FOR CLASS A AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH PRIME MONEY MARKET FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $2,137,068 FOR CLASS B, AND "SHARES SOLD" INCLUDES 2,137,109 FOR CLASS B AS A RESULT OF THE CONSOLIDATION OF THE NORWEST ADVANTAGE READY CASH INVESTMENT FUND.

(2) CLASS S SHARES OF STAGECOACH MONEY MARKET FUND BECAME CLASS B SHARES OF WELLS FARGO MONEY MARKET FUND ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUND                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                NET REALIZED
                                                                    BEGINNING                            AND
                                                                    NET ASSET            NET      UNREALIZED
                                                                    VALUE PER     INVESTMENT         GAIN ON
                                                                        SHARE         INCOME     INVESTMENTS
------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS B
APRIL 1, 2000 TO MARCH 31, 2001 ....................................    $1.00           0.05            0.00
APRIL 1, 1999 TO MARCH 31, 2000(2) .................................    $1.00           0.04            0.00
APRIL 1, 1998 TO MARCH 31, 1999 ....................................    $1.00           0.04            0.00
APRIL 1, 1997 TO MARCH 31, 1998 ....................................    $1.00           0.04            0.00
OCTOBER 1 , 1996 TO MARCH 31, 1997(3) ..............................    $1.00           0.02            0.00
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(4) ...........................    $1.00           0.03            0.00

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                      DIVIDENDS   DISTRIBUTIONS         ENDING
                                                       FROM NET        FROM NET      NET ASSET
                                                     INVESTMENT        REALIZED      VALUE PER
                                                         INCOME           GAINS          SHARE
----------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS B
APRIL 1, 2000 TO MARCH 31, 2001 .....................     (0.05)           0.00          $1.00
APRIL 1, 1999 TO MARCH 31, 2000(2) ..................     (0.04)           0.00          $1.00
APRIL 1, 1998 TO MARCH 31, 1999 .....................     (0.04)           0.00          $1.00
APRIL 1, 1997 TO MARCH 31, 1998 .....................     (0.04)           0.00          $1.00
OCTOBER 1 , 1996 TO MARCH 31, 1997(3) ...............     (0.02)           0.00          $1.00
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(4) ............     (0.03)           0.00          $1.00


                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                      ----------------------------------------                        NET ASSETS AT
                                                      NET INVESTMENT            NET             GROSS        TOTAL    END OF PERIOD
                                                              INCOME       EXPENSES       EXPENSES(1)       RETURN   (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
CLASS B
APRIL 1, 2000 TO MARCH 31, 2001 ....................            4.86%          1.51%             1.69%        4.99%      $2,493,119
APRIL 1, 1999 TO MARCH 31, 2000(2) .................            4.06%          1.46%             1.65%        4.10%      $1,736,843
APRIL 1, 1998 TO MARCH 31, 1999 ....................            4.01%          1.42%             1.62%        4.10%      $1,158,589
APRIL 1, 1997 TO MARCH 31, 1998 ....................            4.28%          1.42%             1.62%        4.37%      $  951,172
OCTOBER 1 , 1996 TO MARCH 31, 1997(3) ..............            4.02%          1.43%             1.56%        2.02%      $  707,781
JANUARY 1, 1996 TO SEPTEMBER 30, 1996(4) ...........            3.98%          1.42%             1.55%        3.03%      $  699,231

MONEY MARKET FUND                                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) This class of shares was redesignated from Class S to Class B on November 8, 1999. Financial information for periods prior to November 8, 1999 is that of Class S.

(3)  The Fund changed its fiscal year-end from September 30 to March 31.

(4)  The Fund changed its fiscal year-end from December 31 to September 30.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUND
--------------------------------------------------------------------------------



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Money Market Fund (the "Fund"), a diversified series of the Trust.

     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

      STAGECOACH FUND                           NORWEST ADVANTAGE FUND                WELLS FARGO FUND

      MONEY MARKET FUND (A,S)*             READY CASH INVESTMENT FUND (A,B)           MONEY MARKET FUND

      PRIME MONEY MARKET FUND (A)

* Accounting survivor

     In the Consolidation, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market Fund, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. Concurrent with this consolidation, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of the Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of the Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.

     The Money Market Fund offers Class A and Class B shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential distribution rights. Differences in per share distribution rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

MONEY MARKET FUND                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC (OFunds ManagementO). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                                    UNDISTRIBUTED
                                                                     NET REALIZED
      FUND                                                            GAIN/(LOSS)          PAID-IN CAPITAL
      MONEY MARKET FUND                                                (364,265)                364,265

FEDERAL INCOME TAXES

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

3. ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Money Market Fund with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management, for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.40% of the Fund's average daily net assets.

     Funds Management assumed investment advisory responsibilities of the Fund on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Fund advisor is responsible for developing the investment policies and guidelines for the Funds and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A shares. The distribution fees paid on behalf of the Fund for the year ended March 31, 2001 are disclosed in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUND
-------------------------------------------------------------------------------

5. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Fund with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Fund.

7. SHAREHOLDER SERVICING FEES

     The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged 0.25% of the average daily net assets of the Fund for Class A and Class B shares for these services.

     The shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 2001 were as follows:

      FUND                                                              CLASS A                CLASS B
      MONEY MARKET FUND                                               $33,871,843            $5,430,279

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

     In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

     Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 12,521 shares of the Money Market Fund Class B.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2001, were waived by Funds Management.

      FUND                                               TOTAL FEES WAIVED BY FUNDS MANAGEMENT
      MONEY MARKET FUND                                               $28,366,122

MONEY MARKET FUND                                   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE CLASS B SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statement of assets and liabilities of Money Market Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2001, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Fund of Wells Fargo Funds Trust as of March 31, 2001, the results of its operations, changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP

   San Francisco, California
   May 11, 2001

LIST OF ABBREVIATIONS                                          MONEY MARKET FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            -- AMERICAN DEPOSITORY RECEIPTS
AMBAC          -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            -- ALTERNATIVE MINIMUM TAX
ARM            -- ADJUSTABLE RATE MORTGAGES
BART           -- BAY AREA RAPID TRANSIT
CDA            -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC           -- CONTINGENT DEFERRED SALES CHARGE
CGIC           -- CAPITAL GUARANTY INSURANCE COMPANY
CGY            -- CAPITAL GUARANTY CORPORATION
CMT            -- CONSTANT MATURITY TREASURY
COFI           -- COST OF FUNDS INDEX
CONNIE LEE     -- CONNIE LEE INSURANCE COMPANY
COP            -- CERTIFICATE OF PARTICIPATION
CP             -- COMMERCIAL PAPER
CTF            -- COMMON TRUST FUND
DW&P           -- DEPARTMENT OF WATER & POWER
DWR            -- DEPARTMENT OF WATER RESOURCES
EDFA           -- EDUCATION FINANCE AUTHORITY
FGIC           -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            -- FEDERAL HOUSING AUTHORITY
FHLB           -- FEDERAL HOME LOAN BANK
FHLMC          -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            -- FLOATING RATE NOTES
FSA            -- FINANCIAL SECURITY ASSURANCE, INC
GNMA           -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             -- GENERAL OBLIGATION
HFA            -- HOUSING FINANCE AUTHORITY
HFFA           -- HEALTH FACILITIES FINANCING AUTHORITY
IDA            -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          -- LONDON INTERBANK OFFERED RATE
LLC            -- LIMITED LIABILITY CORPORATION
LOC            -- LETTER OF CREDIT
LP             -- LIMITED PARTNERSHIP
MBIA           -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           -- MULTI-FAMILY HOUSING REVENUE
MUD            -- MUNICIPAL UTILITY DISTRICT
MTN            -- MEDIUM TERM NOTE
PCFA           -- POLLUTION CONTROL FINANCE AUTHORITY
PCR            -- POLLUTION CONTROL REVENUE
PFA            -- PUBLIC FINANCE AUTHORITY
PLC            -- PRIVATE PLACEMENT
PSFG           -- PUBLIC SCHOOL FUND GUARANTY
RAW            -- REVENUE ANTICIPATION WARRANTS
RDA            -- REDEVELOPMENT AUTHORITY
RDFA           -- REDEVELOPMENT FINANCE AUTHORITY
R&D            -- RESEARCH & DEVELOPMENT
SFMR           -- SINGLE FAMILY MORTGAGE REVENUE
STEERS         -- STRUCTURED ENHANCED RETURN TRUST
TBA            -- TO BE ANNOUNCED
TRAN           -- TAX REVENUE ANTICIPATION NOTES
USD            -- UNIFIED SCHOOL DISTRICT
V/R            -- VARIABLE RATE
WEBS           -- WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

DATED MATERIAL
PLEASE EXPEDITE

[WELLS FARGO LOGO]


P.O. Box 8266
Boston, MA 02266-8266




                                                                   AR 007 (3/01)

                                                        [WELLS FARGO FUNDS LOGO]


Annual Report

WELLS FARGO
MONEY MARKET FUNDS

                                           March 31, 2001



[GRAPHIC]




                                           CALIFORNIA TAX-FREE MONEY MARKET FUND
                                           GOVERNMENT MONEY MARKET FUND
                                           MINNESOTA MONEY MARKET FUND
                                           MONEY MARKET FUND
                                           NATIONAL TAX-FREE MONEY MARKET FUND
                                           100% TREASURY MONEY MARKET FUND
                                           TREASURY PLUS MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER .......................................................  1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE MONEY MARKET FUND ....................................  2

   GOVERNMENT MONEY MARKET FUND .............................................  4

   MINNESOTA MONEY MARKET FUND ..............................................  6

   MONEY MARKET FUND ........................................................  8

   NATIONAL TAX-FREE MONEY MARKET FUND ...................................... 10

   100% TREASURY MONEY MARKET FUND .......................................... 12

   TREASURY PLUS MONEY MARKET FUND .......................................... 14

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   CALIFORNIA TAX-FREE MONEY MARKET FUND .................................... 16

   GOVERNMENT MONEY MARKET FUND ............................................. 25

   MINNESOTA MONEY MARKET FUND .............................................. 27

   MONEY MARKET FUND ........................................................ 30

   NATIONAL TAX-FREE MONEY MARKET FUND ...................................... 34

   100% TREASURY MONEY MARKET FUND .......................................... 43

   TREASURY PLUS MONEY MARKET FUND .......................................... 44

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................... 46

   STATEMENTS OF OPERATIONS ................................................. 48

   STATEMENTS OF CHANGES IN NET ASSETS ...................................... 50

   NOTES TO STATEMENTS OF CHANGES IN NET ASSETS ............................. 54

   FINANCIAL HIGHLIGHTS ..................................................... 56

NOTES TO FINANCIAL HIGHLIGHTS ............................................... 58
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................... 59
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT ................................................ 64
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) ................................................. 65
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS ....................................................... 66
--------------------------------------------------------------------------------



              -------------------------------------------------
              NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -------------------------------------------------

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.

     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.

     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
--------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.

     Thank you for investing in WELLS FARGO FUNDS.

   Sincerely,

   /s/ Michael J. Hogan

   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   01/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 2.99%(1) for the one-year period ended March 31, 2001. The Fund underperformed the iMoneyNet All State Specific California Money Fund Average(2) which returned 3.04%. The Fund's Class A shares distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter of 2001. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                                   6-Month*   1-Year    5-Year  Since Inception
   CLASS A                                                           1.37      2.99      2.73       2.65
   BENCHMARK
     IMONEYNET ALL STATE SPECIFIC CALIFORNIA MONEY FUND AVERAGE      1.38      3.04      3.01       2.89(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       2.67%
   7-DAY COMPOUND YIELD                      2.71%
   30-DAY SIMPLE YIELD                       2.18%
   30-DAY COMPOUND YIELD                     2.20%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   AVERAGE MATURITY                        36 DAYS
   NUMBER OF HOLDINGS                        332

   PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
   ---------------------------------------------

                    [CHART]

   Municipal Demand Notes                   76%
   Municipal Notes                          13%
   Municipal Commercial Paper               10%
   Municipal Put Notes                       1%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                    [CHART]

   2-14 days                        77%
   30-59 days                        2%
   60-89 days                        5%
   90-179 days                      10%
   180+ days                         6%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

(3) The published return closest to the Fund's inception date of 01/01/92.

(4) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   11/16/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 5.70%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet First Tier Retail Money Fund Average(2) which returned 5.83%. The Fund's Class A shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                              6-Month*   1-Year    5-Year     10-Year
   CLASS A                                                      2.75      5.70      4.95       4.46
   BENCHMARK
     IMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE             2.88      5.83      5.05        N/A

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       4.64%
   7-DAY COMPOUND YIELD                      4.75%
   30-DAY SIMPLE YIELD                       4.77%
   30-DAY COMPOUND YIELD                     4.88%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   AVERAGE MATURITY                        56 DAYS
   NUMBER OF HOLDINGS                       49

   PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2001)
   ---------------------------------------------

                   [CHART]

   Repurchase Agreements                    55%
   FHLB                                     23%
   FNMA                                     19%
   FHLMC                                     3%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                   [CHART]

   2-14 days                                67%
   15-29 days                                3%
   30-59 days                                4%
   60-89 days                                4%
   90-179 days                               8%
   180+ days                                14%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U. S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND-- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota state income tax, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   8/14/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 2.07%(1) since its inception on August 14, 2000. The Fund underperformed its peer group, the iMoneyNet All State Specific Minnesota Retail Money Fund Average(2) which returned 3.62% for the period. The Fund distributed $0.02 in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year, April 1, 2000, began in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter of 2001. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers that have defaulted or risked default.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                                                               Since
                                                                                 6-month*    Inception
   CLASS A                                                                         1.60        2.07
   BENCHMARK
     IMONEYNET ALL STATE SPECIFIC MINNESOTA RETAIL MONEY FUND AVERAGE              1.69        3.62(3)

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       2.89%
   7-DAY COMPOUND YIELD                      2.93%
   30-DAY SIMPLE YIELD                       2.67%
   30-DAY COMPOUND YIELD                     2.70%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   WEIGHTED AVERAGE MATURITY               64 DAYS
   NUMBER OF HOLDINGS                       67

   PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
   -----------------------------------------------

                   [CHART]

   Municipal Demand Notes                 71%
   Municipal Notes                        23%
   Municipal Commercial Paper              4%
   Municipal Bonds                         2%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                   [CHART]

   2-14 days                                69%
   30-59 days                                6%
   90-179 days                              10%
   180+ days                                15%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

(3) The published return closest to the Fund's inception date of 8/14/00.

(4) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND-- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Money Market Fund (the Fund) seeks a high current income, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   07/01/92

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 5.77%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet First Tier Retail Money Fund Average(2) that returned 5.83%. The Fund's Class A shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                                                               Since
                                                                6-Month*  1-Year    5-Year   Inception
   CLASS A                                                        2.78     5.77      5.05      4.54
   BENCHMARK
     IMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE               2.88     5.83      5.05      4.59(3)

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       4.47%
   7-DAY COMPOUND YIELD                      4.57%
   30-DAY SIMPLE YIELD                       4.69%
   30-DAY COMPOUND YIELD                     4.79%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   AVERAGE MATURITY                        24 DAYS
   NUMBER OF HOLDINGS                        107

   PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)
   -----------------------------------------------

                     [CHART]

   Commercial Paper                                49%
   Certificates of Deposits                        30%
   Time Deposits                                   11%
   Floating/Variable Rate Bonds/Notes               3%
   US Treasury Bills                                3%
   Repurchase Agreements                            2%
   Corporate Bonds                                  2%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                     [CHART]

   2-14 days                30%
   15-29 days               47%
   30-59 days               20%
   60-89 days                3%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge, but the Fund's Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  The published return closest to the Fund's inception date of 07/01/92.

(4)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND-- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   01/07/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 3.57%(1) for the one-year period ended March 31, 2001. The Fund outperformed the iMoneyNet All Tax-Free Money Fund Average(2) which returned 3.51%. The Fund's Class A shares distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                              6-Month*   1-Year    5-Year     10-Year
   CLASS A                                                      1.67      3.57      3.10       2.98
   BENCHMARK
     IMONEYNET ALL TAX-FREE MONEY FUND AVERAGE                  1.69      3.51      3.06       2.95

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       3.07%
   7-DAY COMPOUND YIELD                      3.12%
   30-DAY SIMPLE YIELD                       2.78%
   30-DAY COMPOUND YIELD                     2.82%


   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   WEIGHTED AVERAGE MATURITY               46 DAYS
   NUMBER OF HOLDINGS                        177

   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
   -----------------------------------------------

                   [CHART]

   Municipal Demand Notes                   77%
   Municipal Notes                          17%
   Municipal Put Bonds                       3%
   Municipal Commercial Paper                2%
   Municipal Bonds                           1%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                   [CHART]

   2-14 days                        74%
   30-59 days                        4%
   60-89 days                        5%
   90-179 days                       6%
   180+ days                        11%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet All Tax-Free Money Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                       PERFORMANCE  HIGHLIGHTS
--------------------------------------------------------------------------------

100%  TREASURY  MONEY  MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local personal income taxes.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   12/03/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 5.39%(1) for the one-year period ended March 31, 2001. The Fund underperformed its peer group, the iMoneyNet Treasury Retail Fund Average(2) which returned 5.50%. The Fund's Class A shares distributed $0.05 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market industry fund assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                              6-Month*   1-Year    5-Year     10-Year
   CLASS A                                                      2.61      5.39      4.74       4.32
   BENCHMARK
     IMONEYNET TREASURY RETAIL FUND AVERAGE                     2.75      5.50      4.77        N/A

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       4.24%
   7-DAY COMPOUND YIELD                      4.33%
   30-DAY SIMPLE YIELD                       4.37%
   30-DAY COMPOUND YIELD                     4.46%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   WEIGHTED AVERAGE COUPON                 57 DAYS
   NUMBER OF HOLDINGS                        22

   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
   -----------------------------------------------

                    [CHART]

   U.S. Treasury Bills                      91%
   U.S. Treasury Notes                       9%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                    [CHART]

   15-29 days                               30%
   30-59 days                               28%
   60-89 days                               16%
   90-179 days                              26%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into Wells Fargo Funds.

(2) The iMoneyNet Treasury Retail Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/85

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Class A shares returned 5.64%(1) for the one-year period ended March 31, 2001. The Fund outperformed its peer group, the iMoneyNet Treasury & Repo Retail Money Fund Average(2) which returned 5.63%. The Fund's Class A shares distributed $0.05 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation with its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
--------------------------------------------------------------------------------
                                                               6-Month   1-Year    5-Year     10-Year
   CLASS A                                                      2.74      5.64      4.96       4.46
   BENCHMARK
     IMONEY NET TREASURY & REPO RETAIL MONEY FUND AVERAGE       2.79      5.63      4.89        N/A

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
   -----------------------------------------
   7-DAY CURRENT YIELD                       4.51%
   7-DAY COMPOUND YIELD                      4.61%
   30-DAY SIMPLE YIELD                       4.73%
   30-DAY COMPOUND YIELD                     4.84%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
   -------------------------------------------
   WEIGHTED AVERAGE MATURITY               51 DAYS
   NUMBER OF HOLDINGS                        13

   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
   -----------------------------------------------

                    [CHART]

   Repurchase Agreements                    48%
   U.S. Treasury Notes                      26%
   U.S. Treasury Bills                      26%

   MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
   --------------------------------------------

                    [CHART]

   2-14 days                                51%
   15-29 days                               24%
   30-59 days                                4%
   60-89 days                                2%
   90-179 days                               1%
   180+ days                                18%

--------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. Performance shown for periods prior to October 1, 1995, reflects performance of the Service Class shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

(3)  Portfolio holdings are subject to change.

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES - 89.59%
$ 5,000,000  ABAG FINANCE AUTHORITY NONPROFIT CORPS CA MFHR HOUSING BUILDING SERIES A++        3.45%          7/1/30     $ 5,000,000
  8,176,000  ABN AMRO MUNITOPS 1998-25 MUNITOPS CERTIFICATES ABN AMRO BANK NV LOC++            3.43           7/5/06       8,176,000
 17,995,000  ABN AMRO MUNITOPS COP 1998-20 MUNITOPS CERTIFICATES LOC++                         3.43           7/5/06      17,995,000
  4,600,000  ABN AMRO MUNITOPS COP SERIES 199-7++                                              3.43           7/4/07       4,600,000
 17,000,000  ABN AMRO MUNITOPS COP FGIC INSURED++                                              4.00           5/7/08      17,000,000
  2,510,000  ALAMEDA COUNTY                                                                    4.10          12/1/01       2,528,150
  3,520,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY REVENUE SERIES I++            3.25           8/1/29       3,520,000
  1,700,000  ALHAMBRA CA IDA RV SUNCLIPSE BANK OF AMERICA++                                    3.00           5/1/07       1,700,000
  1,900,000  ANAHEIM CA COP 1993 REFUNDING PROJECTS AMBAC INSURED++                            3.35           8/1/19       1,900,000
  7,500,000  ANAHEIM CA HOUSING AUTHORITY MFHR BEL AIR SERIES A++                              3.40          7/15/20       7,500,000
  4,445,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B++                  3.45          5/15/27       4,445,000
  9,195,000  ANAHEIM CA HOUSING AUTHORITY MFHR SERIES L++                                      3.40          2/15/33       9,195,000
  3,000,000  BARSTOW CA MFHR DESERT VISTA LOC FHLB OF SAN FRANCISCO++                          3.45          12/1/20       3,000,000
 11,000,000  BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A++                      3.40          2/15/33      11,000,000
    550,000  BURBANK CA REDEVELOPMENT AGENCY MFH SERIES A FHLB LOC++                           3.25          11/1/10         550,000
 25,000,000  BUTTE COUNTY CA OFFICE OF EDUCATION TAX & RV ANTICIPATION NOTE                    4.75         10/12/01      25,128,621
 41,425,000  CALIFORNIA COMMUNITY COLLEGE FINANCE AUTHORITY++                                  3.35          10/4/01      41,425,000
  1,000,000  CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY LEASE RV SERIES A
             MBIA INSURED                                                                      4.00          10/1/01       1,000,956
 17,000,000  CALIFORNIA COMMUNITY COLLEGE CA TAX & RV ANTICIPATION NOTES SERIES A              5.00          6/29/01      17,029,878
  2,895,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV SERIES 147++                         3.25          10/1/27       2,895,000
 12,080,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV CLAREMONT SERIES 11++                3.05           4/1/28      12,080,000
  4,390,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY RV STANFORD UNIVERSITY SERIES L-3++     3.30          10/1/15       4,390,000
  4,710,000  CALIFORNIA HFA HOME MORTGAGE SERIES S++                                           4.25           8/1/01       4,710,000
  5,600,000  CALIFORNIA HFA HOUSING MORTGAGE SERIES Q++                                        3.25           8/1/20       5,600,000
  1,700,000  CALIFORNIA HFA MFHR SERIES B++                                                    3.75           2/1/31       1,700,000
  3,580,000  CALIFORNIA HFA RV SERIES 150++                                                    3.30           2/1/29       3,580,000
  4,415,000  CALIFORNIA HFA RV 215++                                                           3.35           8/1/16       4,415,000
  3,720,000  CALIFORNIA HFA RV P-112-A++                                                       3.35           8/1/26       3,720,000
  9,100,000  CALIFORNIA HFA RV SERIES M++                                                      3.25           8/1/19       9,100,000
  1,200,000  CALIFORNIA HFA SERIES D++                                                         3.50           2/1/31       1,200,000
  6,540,000  CALIFORNIA HFA SFHR HOME MORTGAGE SERIES G++                                      3.45           2/1/17       6,540,000
 13,970,000  CALIFORNIA HFA SFHR HOME MORTGAGE SERIES I                                        4.05           6/1/01      13,970,000
  7,720,000  CALIFORNIA HFFA HEALTH CARE RV SERIES B U.S. TRUST COMPANY OF
             CALIFORNIA LOC++                                                                  3.55           7/1/12       7,720,000
  3,000,000  CALIFORNIA HFFA RV++                                                              3.25          10/1/22       3,000,000
  2,600,000  CALIFORNIA HFFA RV ADVENTIST HEALTH SERIES B++                                    3.40           8/1/21       2,600,000
  8,600,000  CALIFORNIA HFFA RV ADVENTIST SERIES A++                                           3.80           9/1/28       8,600,000
  6,950,000  CALIFORNIA HFFA RV ADVENTIST SERIES B++                                           3.80           9/1/28       6,950,000
  5,495,000  CALIFORNIA HFFA RV COP SERIES 202++                                               3.25           7/1/10       5,495,000
  6,365,000  CALIFORNIA HFFA RV PA 587++                                                       3.45          12/1/34       6,365,000
  7,000,000  CALIFORNIA HFFA RV POOLED LOAN PROGRAM SERIES B++                                 3.25          10/1/10       7,000,000
    300,000  CALIFORNIA HFFA RV SERIES B++                                                     3.25          10/1/21         300,000
  6,000,000  CALIFORNIA HFFA RV SERIES C++                                                     3.40           9/1/15       6,000,000
  3,167,000  CALIFORNIA HFS RV SERIES 412 CREDIT SUPPORTER++                                   3.30           8/1/29       3,167,000
 16,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                  2.75          9/12/01      16,500,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT FISH HOUSE FOODS
             INCORPORATED++                                                                    3.45%          9/1/24     $ 4,300,000
  8,995,000  CALIFORNIA PCFA PCR EXXON MOBIL++                                                 3.60          12/1/29       8,995,000
  2,100,000  CALIFORNIA PCFA EXXON MOBIL++                                                     3.50          4/01/17       2,100,000
 76,500,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM SERIES A                                   5.25           7/3/01      76,692,366
  4,400,000  CALIFORNIA SCHOOL FACILITIES FINANCING SERIES A++                                 3.35           7/1/22       4,400,000
  1,345,000  CALIFORNIA STATE++                                                                3.45          12/1/23       1,345,000
     45,000  CALIFORNIA STATE++                                                                3.15          11/1/24          45,000
    265,000  CALIFORNIA STATE++                                                                3.15          11/1/24         265,000
  4,745,000  CALIFORNIA STATE++                                                                3.25           2/1/29       4,745,000
  3,000,000  CALIFORNIA STATE DEPARTMENT WATER RESERVE SERIES L                                8.00          12/1/01       3,102,271
  4,950,000  CALIFORNIA STATE EAGLE TRUST PRIVATE PLACEMENT++                                  3.15           9/1/03       4,950,000
  3,355,000  CALIFORNIA STATE EDFA SERA MICROCHASSIS++                                         3.70           8/1/27       3,355,000
  6,000,000  CALIFORNIA STATE GO++                                                             3.15           3/1/21       6,000,000
 13,430,000  CALIFORNIA STATE GO BONDS                                                         2.85           5/7/01      13,430,000
 27,710,000  CALIFORNIA STATE GO BONDS                                                         5.00           3/1/02      28,266,790
  6,745,000  CALIFORNIA STATE GO BONDS EDUCATION FACILITIES++                                  3.70          10/1/30       6,745,000
 11,000,000  CALIFORNIA STATE GO BONDS EDUCATION FACILITIES++                                  2.85          9/13/01      11,000,000
 14,380,000  CALIFORNIA STATE GO BONDS SERIES A-9 REGISTERED D++                               3.50           3/1/02      14,380,000
  6,995,000  CALIFORNIA STATE GO BONDS SERIES 384++                                            3.70           9/1/30       6,995,000
  4,995,000  CALIFORNIA STATE GO BONDS SERIES 471X++                                           3.25           9/1/24       4,995,000
  4,995,000  CALIFORNIA STATE GO BONDS SERIES 472X++                                           3.25           3/1/17       4,995,000
  2,995,000  CALIFORNIA STATE GO BONDS SERIES 475++                                            3.40           9/1/17       2,995,000
  1,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD                                               6.00           9/1/01       1,012,263
  4,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD++                                             3.15           9/1/17       4,000,000
 20,000,000  CALIFORNIA STATE PUBLIC WORKS BOARD                                               3.10           4/4/01      20,000,000
 19,570,000  CALIFORNIA STATE PUBLIC WORKS BOARD SERIES D++                                    3.30          12/1/15      19,570,000
 15,000,000  CALIFORNIA STATE TREASURY-SERIES L22-REGULATION D++                               3.50           9/1/03      15,000,000
  8,640,000  CALIFORNIA STATEWIDE CDA++                                                        3.40         10/15/30       8,640,000
 15,500,000  CALIFORNIA STATEWIDE CDA CONTINUING CARE / UNIVERSITY++                           3.80         11/15/28      15,500,000
  2,300,000  CALIFORNIA STATEWIDE CDA DEL MESA FARMS SERIES A++                                3.45           5/1/19       2,300,000
  1,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE++                                            3.75           4/1/28       1,000,000
  4,300,000  CALIFORNIA STATEWIDE CDA HEALTH CARE++                                            3.60           7/1/15       4,300,000
  4,700,000  CALIFORNIA STATEWIDE CDA HEALTH CARE MOUNTAIN DIABLO HEALTH++                     3.75          8/15/27       4,700,000
 10,000,000  CALIFORNIA STATEWIDE CDA HEALTH CARE SERIES 176++                                 3.25          8/15/27      10,000,000
  7,835,000  CALIFORNIA STATEWIDE CDA MFHR++                                                   3.55          12/1/34       7,835,000
 34,410,000  CALIFORNIA STATEWIDE CDA MFHR++                                                   3.45          1/25/31      34,410,000
  5,625,000  CALIFORNIA STATEWIDE CDA MFHR PARKWAY APARTMENTS PROJECT SERIES Z++               3.35          7/25/31       5,625,000
  6,265,000  CALIFORNIA STATEWIDE CDA MFHR SERIES 1214++                                       3.45           8/1/36       6,265,000
  9,405,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV++                                         3.45           5/1/36       9,405,000
  6,060,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV++                                         3.45           8/1/36       6,060,000
  8,700,000  CALIFORNIA STATEWIDE CDA MULTIFAMILY RV SERIES S++                                3.45           6/1/28       8,700,000
  7,200,000  CALIFORNIA STATEWIDE CDA NORTHERN CALIFORNIA RETIRED OFFICERS++                   3.60           6/1/26       7,200,000
  3,200,000  CALIFORNIA STATEWIDE CDA RV++                                                     3.85          12/1/18       3,200,000
 96,850,000  CALIFORNIA STATEWIDE CDA SERIES D++                                               3.55          10/4/01      96,850,000
 37,500,000  CALIFORNIA STATEWIDE CDA SERIES N-7++                                             3.45          10/4/01      37,500,000

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$21,530,000  CALIFORNIA STATEWIDE CDA SERIES 457++                                             3.35%         10/1/33     $21,530,000
  9,455,000  CALIFORNIA STATEWIDE COMMUNITIES++                                                3.35           5/6/30       9,455,000
 15,820,000  CALIFORNIA TRANSPORTATION FINANCE AUTHORITY RV++                                  3.25          10/1/27      15,820,000
 16,420,000  CAMARILLO CA MFHR HACIENDA DE CAMMARILLO++                                        3.40         10/15/26      16,420,000
  5,000,000  CAMARILLO CA MFHR HERITAGE PARK SERIES A++                                        3.40          7/15/19       5,000,000
 56,000,000  CHARTER MAC FLOATER++                                                             3.35           9/1/40      56,000,000
  1,446,000  CHINO BASIN CA RFA                                                                2.85           4/5/01       1,446,000
  5,100,000  COLTON CA REDEVELOPMENT AGENCY COP LAS PALOMAS ASSOCIATION++                      3.35          11/1/15       5,100,000
  1,100,000  CONCORD CA MFHR BEL AIR APARTMENTS ISSUE A++                                      3.45          12/1/16       1,100,000
  4,150,000  CONTRA COSTA COUNTY CA GO BONDS TAX & RV ANTICIPATION NOTES SERIES A              5.25          10/1/01       4,203,474
 11,395,000  CONTRA COSTA COUNTY CA MFHR LAKESHORE SERIES C++                                  3.25         11/15/17      11,395,000
    745,000  CONTRA COSTA COUNTY CA MULTIFAMILY MORTGAGE RV EL CERRITO ROYALE SERIES A++       3.45          12/1/17         745,000
  6,400,000  CONTRA COSTA COUNTY CA MULTIFAMILY MORTGAGE RV SERIES B++                         3.30         11/15/22       6,400,000
  2,200,000  DUBLIN CA HOUSING AUTHORITY MULTIFAMILY RV PARK SIERRA PROJECT SERIES             3.50           6/1/28       2,200,000
 16,000,000  EAGLE TAX EXEMPT++                                                                3.15          11/1/24      16,000,000
 10,390,000  EAGLE TRUST PRIVATE PLACEMENT++                                                   3.15           2/1/06      10,390,000
  2,500,000  EAGLE TRUST PRIVATE PLACEMENT++                                                   3.15          10/1/26       2,500,000
  1,000,000  EAST BAY CA MUNICIPAL UTILITIES DISTRICT WATER SYSTEMS                            6.38          12/1/01       1,042,852
 10,000,000  EASTERN MUNICIPAL WATER DISTRICT CA WATER & SEWER SERIES B++                      3.40           7/1/20      10,000,000
 10,500,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT SERIES A++                            3.40           7/1/29      10,500,000
  4,400,000  ESCONDIDO CA CDA LOC - BANK OF AMERICA++                                          3.45          10/1/16       4,400,000
    800,000  FOWLER CA IDA BEE SWEET CITRUS LOC - BANK OF AMERICA++                            3.50          12/1/05         800,000
  1,900,000  FREMONT CA COP FAMILY RESOURCE CENTER FINANCING++                                 3.25           8/1/28       1,900,000
  9,000,000  FRESNO COUNTY CA TAX & RV ANTICIPATION NOTES                                      5.00           7/2/01       9,016,358
  6,800,000  FULLERTON CA IDR SUNCLIPSE INCORPORATED SERIES A LOC - BANK OF AMERICA++          3.00           7/1/15       6,800,000
  7,150,000  GARDEN GROVE CA MFH MALABAR APARTMENTS SERIES A FNMA INSURED++                    3.40         12/15/29       7,150,000
 14,600,000  GLENDALE CA COP JAIL FACILITIES RV POLICE BUILDING PROJECT MORGAN
             GUARANTY TRUST INSURED++                                                          3.40          06/1/30      14,600,000
  3,505,000  HUNTINGTON BEACH CA SEABRIDGE VILLAS SERIES A++                                   4.00           2/1/10       3,505,000
  5,000,000  INGLEWOOD CA COP IDR BONDS CIVIC CENTER IMPROVEMENT PROJECT
             BANK OF AMERICA LOC                                                               7.00           8/1/01       5,164,774
  1,000,000  IRVINE CA PUB FACILITIES & INFRASTRUCTURE AUTHORITY                               3.30           9/2/01       1,002,543
  1,300,000  IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS LANDESBANK
             HESSEN-THURGEN LOC++                                                              3.60          10/1/05       1,300,000
  5,500,000  IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS SERIES B TORONTO
             DOMINION BANK LOC++                                                               3.50           8/1/09       5,500,000
  9,000,000  IRVINE RANCH CA WATER DISTRICT COP CAPITAL IMPROVEMENTS PROJECT LOC
             TORONTO DOMINION BANK++                                                           3.60           8/1/16       9,000,000
  2,600,000  IRVINE RANCH CA WATER DISTRICT GO BONDS IMPROVEMENT DISTRICT NO. 282
             SERIES A BANK OF NEW YORK LOC++                                                   3.60         11/15/13       2,600,000
  3,700,000  IRVINE RANCH CA WATER DISTRICT GO BONDS NUMBERS 105, 140, 240 & 250 LOC++         3.60           1/1/21       3,700,000
  1,900,000  IRVINE RANCH CA WATER DISTRICT WATER RV LANDESBANK HESSEN-THURGEN LOC++           3.60          10/1/10       1,900,000
  5,855,000  IRVINE CA IMPROVEMENT BOND ACT 1915 DISTRICT NUMBER 94-13 CANADIAN IMPERIAL
             BANK LOC++                                                                        3.60           9/2/22       5,855,000
  2,200,000  IRVINE CA IMPROVEMENT BOND ACT 1915 IDR BONDS BAYERISCHE HYPO LOC++               3.60           9/2/15       2,200,000
  6,400,000  IRVINE CA IMPROVEMENT BOND ACT 1915 IDR BONDS KBC BANK N.V. LOC++                 3.60           9/2/24       6,400,000
  7,100,000  IRVINE CA IMPROVEMENT BOND ACT IDR BONDS BAYERISCHE VEREINSBANK LOC++             3.60           9/2/23       7,100,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 3,215,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE RV CAPITAL IMPORTANT
             BAYERISCHE VEREINSBANK LOC++                                                      3.40%         11/1/10     $ 3,215,000
  9,700,000  IRVINE CA PUBLIC FACILITIES & INFRASTRUCTURE AUTHORITY LEASE RV CAPITAL IMPORTANT
             BAYERISCHE VEREINSBANK LOC++                                                      3.40          11/1/10       9,700,000
  1,500,000  IRVINE CA STATE RV IRVINE EAST INVESTMENT COMPANY++                               3.35          12/1/05       1,500,000
  4,155,000  KERN COUNTY CA COP KERN PUBLIC FACILITIES SERIES B BAYERISCHE
             LANDESBANK LOC++                                                                  3.40           8/1/06       4,155,000
  1,500,000  KERN COUNTY CA COP KERN PUBLIC FACILITIES SERIES D BAYERISCHE
             LANDESBANK LOC++                                                                  3.40           8/1/06       1,500,000
    100,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR WESTWOOD PARK APARTMENTS
             SERIES K BANK OF AMERICA LOC++                                                    3.35          12/1/07         100,000
  9,890,000  LONG BEACH CA HBR RV SERIES SG 147++                                              3.35          5/15/25       9,890,000
  2,800,000  LOS ANGELES CA MFHR BONDS MASSELIN MANOR HOUSING PROJECT
             BANK OF AMERICA LOC++                                                             3.45           7/1/15       2,800,000
 10,995,000  LOS ANGELES CA CONVENTION & EXHIBITION++                                          3.41          8/15/04      10,995,000
  2,400,000  LOS ANGELES CA DEPARTMENT WATER & POWER ELECTRIC RV SECOND ISSUE SERIES B++       3.30           2/1/10       2,400,000
  9,500,000  LOS ANGELES CA DEPARTMENT WATER & POWER WATERWORKS RV DEXIA PUBLIC
             FINANCE BANK LOC++                                                                3.40           7/1/35       9,500,000
  2,995,000  LOS ANGELES CA HARBOR DEPARTMENT RV TRANSPORTATION CLASS F SERIES 7++             3.05          11/1/26       2,995,000
  8,790,000  LOS ANGELES CA HOUSING AUTHORITY MFHR ROWLAND HEIGHTS APARTMENTS
             SERIES A WASHINGTON MUTUAL BANK LOC++                                             3.35           8/1/30       8,790,000
  4,400,000  LOS ANGELES CA MFHR LA BREA APARTMENTS SERIES G++                                 3.30          12/1/30       4,400,000
    100,000  LOS ANGELES CA MFHR LOANS TO LENDER PROGRAM SERIES A FHLB INSURED++               3.80           8/1/26         100,000
  5,500,000  LOS ANGELES CA P-FLOATS-PA 554++                                                  3.30           9/1/15       5,500,000
  3,210,000  LOS ANGELES CA SERIES 709++                                                       3.30           9/1/09       3,210,000
 11,000,000  LOS ANGELES CA TREASURY SERIES N8 RED D BANK OF NY LOC++                          3.45          6/29/01      11,000,000
  9,250,000  LOS ANGELES CA USD COP BELMONT LEARNING COMPLEX SERIES A
             COMMERZBANK A.G. LOC++                                                            3.25          12/1/17       9,250,000
 11,855,000  LOS ANGELES CA USD COP SERIES B                                                   4.50          10/1/01      11,892,847
 24,455,000  LOS ANGELES CA USD GO BONDS TAX RV ANTICIPATION NOTES
             SERIES II-R-35 FGIC INSURED++                                                     3.15           7/1/21      24,455,000
  5,445,000  LOS ANGELES CA USD GO BONDS++                                                     3.30           7/1/21       5,445,000
  5,000,000  LOS ANGELES CA USD SERIES 1179++                                                  3.05          2/14/02       5,000,000
 20,000,000  LOS ANGELES COUNTY CA GO BONDS TAX & RV ANTICIPATION NOTES SERIES A               5.00          6/29/01      20,039,736
  1,725,000  LOS ANGELES COUNTY CA GO SCHOOLS POOLED FINANCING PROGRAM COP POOLED
             TRANS SERIES B                                                                    5.00          10/2/01       1,735,025
  3,500,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY RV++                  3.15           7/1/16       3,500,000
    200,000  LOS ANGELES COUNTY CA PENSION OBLIGATION BONDS SERIES B AMBAC INSURED++           3.35          6/30/07         200,000
  4,250,000  LOS ANGELES COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY RV SERIES SG-12++   3.90          10/1/19       4,250,000
  5,000,000  LOS ANGELES COUNTY CA SCHOOLS POOL FINANCING PROGRAM COP SERIES A                 5.00           7/2/01       5,008,725
 15,500,000  LOS ANGELES COUNTY CA TAXABLE PENSION OBLIGATION BONDS SERIES C
             AMBAC INSURED++                                                                   3.35          6/30/07      15,500,000
 11,000,000  LOS ANGELES COUNTY CA TRANSPORTATION COMMUNITY SALES TAX RV SERIES A              6.75           7/1/01      11,283,301
  3,500,000  MARYSVILLE CA JOINT USD TAX & RV++                                                4.75         10/11/01       3,516,844
 16,090,000  METROPOLITAN WATER DISTRICT CA++                                                  3.30          8/05/22      16,090,000
  9,995,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV FLOATER
             SERIES 154++                                                                      2.75           7/1/27       9,995,000

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV PUTTERS
             SERIES 116++                                                                      3.38%          7/1/21     $ 4,000,000
 16,100,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV SERIES A
             AMBAC INSURED++                                                                   3.40            6/1/23     16,100,000
 11,400,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS RV SERIES B-3
             WEST DEUTSCHE LANDESBANK LOC++                                                    3.60           7/1/35      11,400,000
  8,055,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS  RV SERIES SG-128++    3.40           7/1/30       8,055,000
 18,000,000  MILPITAS CA MFHR CROSSING AT MONTAGUE SERIES A U.S. BANK TRUST LOC++              3.40          8/15/33      18,000,000
  3,000,000  MODESTO CA IRRIGATION DISTRICT COP REFERENDUM & CAPITAL IMPROVEMENTS
             SERIES A MBIA INSURED                                                             6.00          10/1/01       3,044,393
  3,900,000  MODESTO CA MFHR LIVE OAK APARTMENTS U.S. BANK TRUST LOC++                         3.40          9/15/24       3,900,000
  5,100,000  MODESTO CA MFHR WESTDALE COMMONS APARTMENT PROJECT SERIES A++                     3.50          12/1/15       5,100,000
  2,900,000  MONTEBELLO CA IDA IDR SUNCLIPSE BANK OF AMERICA LOC++                             3.00           4/1/15       2,900,000
  2,600,000  MONTEREY COUNTY CA FINANCE AUTHORITY RV RECLAMATION & DISTRICT CREDIT
             LOCAL DE FRANCE LOC++                                                             3.40           9/1/36       2,600,000
  3,000,000  MORGAN CITY GOLDEN GATE CA                                                        2.35          6/19/01       3,000,000
  5,890,000  MORGAN HILL CA USD SERIES SG 145++                                                3.30           8/1/25       5,890,000
  1,500,000  MSR PUBLIC POWER AUTHORITY CA SAN JUAN RV SERIES F                                5.45           7/1/01       1,506,286
 15,950,000  MSR PUBLIC POWER AGENCY CA POWER RV SAN JUAN SERIES F MBIA INSURED++              3.60           7/1/22      15,950,000
 33,935,104  NEWMAN CAP TRAIL++                                                                3.45           4/1/32      33,935,104
  9,300,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES A++                 3.25          12/1/29       9,300,000
 15,000,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES A BANK OF
             AMERICA LOC++                                                                     3.75          10/1/26      15,000,000
 15,000,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES B BANK OF
             AMERICA LOC++                                                                     3.75          10/1/26      15,000,000
 12,600,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL HOSPITAL SERIES C BANK OF
             AMERICA LOC++                                                                     3.75          10/1/26      12,600,000
 10,400,000  NEWPORT BEACH CA HEALTH CARE RV HOAG MEMORIAL PRESBYTERIAN HOSPITAL
             BANK OF AMERICA LOC++                                                             3.75          10/1/22      10,400,000
  8,500,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY LEASE RV SERIES A-1 FSA INSURED++     3.30           8/1/21       8,500,000
  4,200,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV ALISO CREEK SERIES B LOC++              3.35          11/1/22       4,200,000
  8,749,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV HARBOR POINTE ISSUE D++                 3.30          12/1/06       8,749,000
  1,700,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV NIGUEL SUMMIT 1 SERIES A++              3.35          11/1/09       1,700,000
  3,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT RV PARK RIDGE VILLAS
             FNMA INSURED++                                                                    3.30         11/15/28       3,900,000
  3,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR POINTE NIGUEL SERIES C
             U.S. BANK TRUST LOC++                                                             3.35          11/1/22       3,000,000
 28,100,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A FHLMC INSURED++              3.30          12/1/06      28,100,000
 11,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A
             U.S. BANK TRUST LOC++                                                             3.45           4/1/24      11,000,000
  9,000,000  ORANGE COUNTY CA COMMERCIAL PAPER                                                 2.35          6/12/01       9,000,000
  4,200,000  ORANGE COUNTY CA HOUSING AUTHORITY APARTMENT DEVELOPMENT RV
             OASIS MARTINIQUE SERIES I++                                                       3.35          6/15/28       4,200,000
  1,000,000  ORANGE COUNTY CA IMPROVEMENT BONDS IDA RV SOCIETE GENERALE LOC++                  3.80           9/2/18       1,000,000
  3,300,000  ORANGE COUNTY CA SANITATION DISTRICT COP SERIES B                                 6.75           8/1/01       3,406,335
    450,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV++                             3.60           8/1/16         450,000
 43,300,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV SERIES A DEXIA PUBLIC
             FINANCE BANK LOC++                                                                3.60           8/1/29      43,300,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$25,700,000  ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY RV SERIES B DEXIA
             PUBIC FINANCE BANK LOC++                                                          3.60%          8/1/30  $   25,700,000
  5,875,000  PENINSULA CORRIDOR JT POWERS                                                      3.95         10/19/01       5,881,196
  5,000,000  PORT OF OAKLAND CA                                                                2.55          7/13/01       5,000,000
  4,995,000  PORT OAKLAND CA P-FLOATS PA 666++                                                 3.35          11/1/17       4,995,000
  3,400,000  PORT OAKLAND CA PORT RV SERIES A1 REGULATION D++                                  3.50          11/1/22       3,400,000
  4,000,000  PORT OAKLAND CA TRANSPORTATION RV SERIES 5++                                      3.05          11/1/12       4,000,000
  2,095,000  PORT OAKLAND CA TRANSPORTATION RV SERIES K++                                      3.05          11/1/21       2,095,000
  4,000,000  RANCHO CA WATER DISTRICT FINANCE AUTHORITY RV++                                   6.43          9/11/01       4,135,641
  8,858,000  RIVERSIDE COUNTY CA                                                               2.40          7/26/01       8,858,000
  1,000,000  RIVERSIDE COUNTY CA                                                               6.50           6/1/01       1,025,613
  2,245,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD RV MBIA INSURED++         3.25           6/1/16       2,245,000
 22,600,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD RV SOUTHWEST
             JUSTICE SERIES B++                                                                3.35          11/1/32      22,600,000
  1,300,000  RIVERSIDE COUNTY CA IDA RV BUSINESS FORMS INCORPORATED RABOBAK
             NEDERLAND LOC++                                                                   3.45           4/5/14       1,300,000
  1,400,000  RIVERSIDE COUNTY CA INDUSTRIAL DEVELOPMENT AUTHORITY++                            3.45          7/05/14       1,400,000
 30,000,000  RIVERSIDE COUNTY CA SFA SERIES N10++                                              3.55         10/19/01      30,000,000
  5,500,000  RIVERSIDE CA PUBLIC FINANCING AUTHORITY LEASE RV SERIES A BNY WESTERN TRUST
             COMPANY LOC                                                                       5.00           4/1/02       5,602,974
  2,380,000  SACRAMENTO CA CITY FINANCING AUTHORITY RV++                                       6.70          11/1/01       2,466,539
  1,750,000  SACRAMENTO CA CITY FINANCING AUTHORITY RV                                         6.80          11/1/01       1,814,631
  1,200,000  SACRAMENTO CA MFHR SMOKETREE SERIES A++                                           3.35          4/15/10       1,200,000
  6,000,000  SACRAMENTO CA MUNICIPAL UTILITY                                                   2.40           4/9/01       6,000,000
  4,100,000  SACRAMENTO CA UTILITY DISTRICT ELECTRIC RV SERIES Y                               6.75           9/1/01       4,245,089
  6,300,000  SACRAMENTO COUNTY CA MFHR HIDDEN OAKS APARTMENTS SERIES C++                       3.40          5/15/29       6,300,000
  6,000,000  SACRAMENTO COUNTY CA MFHR NORMANDY PARK SR APARTMENTS SERIES A++                  3.40          2/15/33       6,000,000
  5,000,000  SACRAMENTO COUNTY CA MFHR STONE CREEK APARTMENTS++                                3.30         11/15/27       5,000,000
 10,600,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY UTILITY RV
             SERIES A BANK OF NEW YORK LOC++                                                   3.05          12/1/19      10,600,000
  3,000,000  SACRAMENTO COUNTY CA TAX & REVENUE GO                                             5.00          10/4/01       3,016,946
  1,000,000  SACRAMENTO COUNTY CA TAX & REVENUE                                                5.25          10/4/01       1,006,753
  3,700,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES I                                    2.80           4/9/01       3,700,000
  3,000,000  SALINAS CA MFHR BRENTWOOD GARDEN SERIES A++                                       3.30          5/15/27       3,000,000
  5,000,000  SAN BERNARDINO CA SCHOOL HEALTH CARE SYSTEM RV SISTERS OF CHARITY SERIES A        7.00          7/01/01       5,148,632
 10,330,000  SAN BERNARDINO COUNTY CA                                                          5.50          9/28/01      10,450,145
  1,655,000  SAN BERNARDINO COUNTY CA++                                                        3.30           3/1/10       1,655,000
  1,500,000  SAN BERNARDINO COUNTY CA COP COUNTY CENTER REFINANCING CANADIAN
             IMPERIAL BANK LOC++                                                               3.40           7/1/15       1,500,000
 19,000,000  SAN BERNARDINO COUNTY CA COP HEALTH CARE RV MEDICAL CENTER FINANCING
             MBIA INSURED++                                                                    3.25           8/1/26      19,000,000
 10,200,000  SAN BERNARDINO COUNTY CA COP MBIA INSURED++                                       3.35           8/1/28      10,200,000
 16,000,000  SAN BERNARDINO COUNTY CA MFHR++                                                   3.45          8/25/30      16,000,000
  5,000,000  SAN BERNARDINO COUNTY CA MFHR ALTA LOMA HERITAGE SERIES A CALIFORNIA
             FEDERAL BANK LOC++                                                                3.30           2/1/23       5,000,000
  2,085,000  SAN BERNARDINO COUNTY CA MFHR GOLD WEST PHASE  2 & 3 SERIES B
             FHLB INSURED++                                                                    3.50           5/1/17       2,085,000

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS SERIES A++                  3.30%         5/15/29   $   6,115,000
  4,725,000  SAN BERNARDINO COUNTY CA MFHR RIVERSIDE DRIVE RIVERSIDE DRIVE APARTMENTS
             SERIES A++                                                                        3.50           5/1/17       4,725,000
  2,000,000  SAN DIEGO CA COP++                                                                3.40           8/1/28       2,000,000
    300,000  SAN DIEGO CA MFHR++                                                               3.35           8/1/14         300,000
 15,500,000  SAN DIEGO CA MFHR P FLOAT-PT 474++                                                3.80          6/14/01      15,500,000
  3,500,000  SAN DIEGO CA MFHR UNIVERSITY TOWN CENTER APARTMENTS++                             3.35          10/1/15       3,500,000
 15,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER RV SERIES SG++           3.30          5/15/29      15,000,000
  8,020,000  SAN DIEGO CA TAX                                                                  5.25          10/2/01       8,075,476
  1,000,000  SAN DIEGO CA USD P FLOATS - PA804++                                               3.30           7/1/22       1,000,000
  6,150,000  SAN DIEGO CA USD SERIES A                                                         5.25          10/4/01       6,199,959
  8,025,000  SAN DIEGO COUNTY CA & SCHOOL DISTRICT SERIES C                                    6.00          10/4/01       8,132,949
  1,490,000  SAN DIEGO COUNTY CA COP SAN PASQUAL ACADEMY++                                     3.45           8/1/20       1,490,000
  2,600,000  SAN DIEGO COUNTY CA MFHR COUNTRY HILLS SERIES A++                                 3.35          8/15/13       2,600,000
  9,600,000  SAN DIEGO COUNTY CA MFHR NATIONWIDE SERIES C++                                    3.35          4/15/05       9,600,000
  9,400,000  SAN DIEGO COUNTY CA TAX                                                           2.70           5/2/01       9,400,000
 32,000,000  SAN FRANCISCO CA BAY AREA                                                         2.50          6/20/01      32,000,000
    800,000  SAN FRANCISCO CA BAY AREA RAPID TRANSPORT DISTRICT SALES TAX PA 572++             3.30           7/1/26         800,000
 12,500,000  SAN FRANCISCO CA CITY & COUNTY                                                    4.38         12/13/01      12,556,393
  3,000,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASING RV MOSCONE CENTER
             EXPANSION SERIES 3++                                                              3.30           4/1/30       3,000,000
  8,775,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT++                            3.90           5/1/20       8,775,000
 17,410,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT++                            3.50           1/1/27      17,410,000
  4,000,000  SAN FRANCISCO CA CITY & COUNTY INTERNATIONAL AIRPORT SERIES 38A++                 3.50           5/1/24       4,000,000
  3,000,000  SAN FRANCISCO CA CITY & COUNTY MFHR FILLMORE CENTER SERIES A-2
             CREDIT SUISSE FIRST BOSTON LOC++                                                  3.30          12/1/17       3,000,000
 14,900,000  SAN FRANCISCO CA CITY & COUNTY MFHR ORLANDO CEPEDA PLACE
             SERIES D CITIBANK LOC++                                                           3.40          11/1/33      14,900,000
  5,750,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTIFAMILY
             RV SERIES B-2 CREDIT++                                                            3.30          12/1/17       5,750,000
  2,935,000  SAN JACINTO CA USD COP SERIES A++                                                 3.50           9/1/14       2,935,000
 15,000,000  SAN JOAQUIN COUNTY CA                                                             2.75           4/5/01      15,000,000
 11,428,000  SAN JOSE CA INTERNATIONAL AIRPORT                                                 3.00          4/10/01      11,428,000
  5,000,000  SAN JOSE CA MFHR++                                                                3.45           5/1/30       5,000,000
  5,000,000  SAN JOSE CA MFHR++                                                                3.45           5/1/30       5,000,000
  1,000,000  SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS SERIES A
             BANK OF AMERICA LOC++                                                             3.42           3/1/32       1,000,000
  3,500,000  SAN JOSE CA MFHR FAIRWAY GLEN APARTMENTS SERIES A++                               3.45          11/1/07       3,500,000
  6,000,000  SAN JOSE CA REDEVELOPMENT AGENCY SERIES A++                                       3.30           7/1/26       6,000,000
  2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
             PACIFIC NATIONAL++                                                                3.35          10/1/07       2,200,000
  2,000,000  SANTA CLARA COUNTY CA FINANCE AUTHORITY SERIES B++                                3.30         11/15/25       2,000,000
 14,600,000  SANTA CLARA COUNTY CA MFHR++                                                      3.40          11/1/07      14,600,000
  3,000,000  SANTA CLARA COUNTY CA TRANSPORTATION RV++                                         3.25          06/1/15       3,000,000
 13,810,000  SANTA CLARA CA ELECTRIC RV SERIES B++                                             3.40          07/1/10      13,810,000
  9,495,000  SIMI VALLEY CA MFHR++                                                             3.95          04/1/26       9,495,000
  3,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH++                                          3.25          06/1/10       3,000,000

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE
CALIFORNIA MUNICIPAL SECURITIES (continued)
$ 4,475,000  SIMI VALLEY CA MFHR SERIES A++                                                    3.30%         07/1/23  $    4,475,000
 10,000,000  SOUTH ORANGE COUNTY CA PFA SPECIAL TAX SERIES 146++                               3.45         08/15/15      10,000,000
  5,400,000  SOUTH PLACER CA WASTEWATER AUTHORITY RV++                                         3.15          05/1/09       5,400,000
  6,500,000  SOUTH PLACER CA WASTEWATER AUTHORITY RV SERIES B++                                3.40          11/1/35       6,500,000
  6,521,000  SOUTHEAST RESOURCE RECOVERY FACILITIES AUTHORITY CA SERIES A STATE STREET
             B&T INSURED++                                                                     3.35          12/1/18       6,521,000
  1,500,000  SOUTHERN CA METROPOLITAN WATER DISTRICT WATERWORKS SERIES B-1 WEST DEUTSCHE
             LANDESBANK LOC++                                                                  3.60           7/1/35       1,500,000
 18,200,000  STANISLAUS CA WASTE-TO-ENERGY FINANCING AGENCY SOLID WASTE FACILITIES ODGEN
             MARTIN SYSTEMS++                                                                  3.25           1/1/10      18,200,000
  3,300,000  STATE OF CA GO                                                                    2.65          5/29/01       3,300,000
  3,000,000  STATE OF CA GO                                                                    2.50           6/1/01       3,000,000
  3,700,000  STATE OF CA GO                                                                    2.40           6/5/01       3,700,000
  2,000,000  STATE OF CA GO                                                                    2.50           6/8/01       2,000,000
  1,000,000  STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY CA RV EAST WEST BANK LOC++              3.45           2/1/28       1,000,000
  2,100,000  TUSTIN CA IMPROVEMENT BOND ACT 1915 SERIES A++                                    3.60           9/2/13       2,100,000
    290,000  UNIVERSITY CA RVS++                                                               3.30           9/1/14         290,000
  1,000,000  UNIVERSITY CALIFORNIA EDUCATIONAL FACILITIES SERIES A                             7.00           9/1/01       1,016,594
  1,600,000  UNIVERSITY CALIFORNIA EDUCATIONAL FACILITIES SERIES 529++                         3.30           9/1/16       1,600,000
  3,500,000  UNIVERSITY OF CALIFORNIA                                                          2.85           4/4/01       3,500,000
  6,050,000  VACAVILLE CA MFHR QUAIL RUN SERIES A++                                            3.35          7/15/18       6,050,000
  2,700,000  VALLECITOS CA WATER DISTRICT COP TWIN OAKS RESERVOIR++                            3.40           7/1/30       2,700,000
  7,300,000  VALLEJO CA MFHR++                                                                 3.45           1/1/08       7,300,000
  4,800,000  VALLEJO CA MFHR HIGHLANDS++                                                       3.40           6/1/07       4,800,000
  2,900,000  WALNUT CREEK CA MFHR CREEKSIDE DRIVE APARTMENTS LOC BANK OF AMERICA++             3.70           4/1/07       2,900,000
  3,750,000  WEST CONTRA COSTA CA UNIFIED SCHOOL DISTRICT EDUCATION FACILITIES RV TRAN         5.00           8/8/01       3,777,182
  2,690,000  WESTMINSTER CA REDEVELOPMENT AGENCY SERIES A                                      7.30           8/1/01       2,781,114

TOTAL CALIFORNIA MUNICIPAL SECURITIES (COST $2,407,133,718)                                                            2,399,533,718
                                                                                                                       =============
PUERTO RICO MUNICIPAL SECURITIES - 9.32%
  4,700,000  PUERTO RICO CHILDRENS TRUST FUND SERIES 149++                                     3.50           7/1/08       4,700,000
  2,300,000  PUERTO RICO COMMONWEALTH++                                                        3.30           7/1/16       2,300,000
 17,000,000  PUERTO RICO COMMONWEALTH++                                                        3.30           7/1/23      17,000,000
  1,330,000  PUERTO RICO COMMONWEALTH GO BONDS SERIES                                          3.25           7/1/29       1,330,000
  9,720,000  PUERTO RICO COMMONWEALTH GO SERIES 125                                            3.25           7/1/27       9,720,000
  4,800,000  PUERTO RICO COMMONWEALTH GOVERNMENT DEVELOPMENT BANK++                            3.30          12/1/15       4,800,000
  6,090,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY RV
             FLOATS PA 548R++                                                                  3.30           7/1/15       6,090,000
  2,390,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY RV
             FLOATS PA 605++                                                                   3.30           7/1/26       2,390,000
  2,400,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY HIGHWAY RV
             MBIA-IBC CREDIT SUPPORT++                                                         3.15          8/11/10       2,400,000
  9,700,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY RV P-
             FLOATS PA 331++                                                                   3.30           7/1/14       9,700,000
  1,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY RV
             SERIES 472++                                                                      3.30           7/1/18       1,000,000
 11,500,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
             TRANSPORTATION RV SERIES B MBIA INSURED++                                         3.00           7/1/35      11,500,000

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE

PUERTO RICO MUNICIPAL SECURITIES (continued)
$ 2,000,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY FLOATS PA 498++       3.30%          7/1/28  $    2,000,000
  7,825,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY IDA RV
             SERIES 139++                                                                      2.75           7/1/28       7,825,000
  9,200,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE RV++                                      2.13           7/1/28       9,200,000
  5,820,000  PUERTO RICO COMMONWEALTH SERIES 642                                               3.30           7/1/12       5,820,000
  9,795,000  PUERTO RICO ELECTRIC POWER AUTHORITY ELECTRIC RV++                                3.30           7/1/07       9,795,000
  1,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY ELECTRIC RV SERIES P                         7.00           7/1/01       1,029,419
 18,400,000  PUERTO RICO ELECTRIC POWER AUTHORITY RV CLASS F SERIES 16 HH++                    3.00           7/1/13      18,400,000
  2,675,000  PUERTO RICO GO BONDS++                                                            3.30           7/1/10       2,675,000
 26,084,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           4.00          4/11/01      26,084,000
 14,159,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           2.25           5/3/01      14,159,000
  5,020,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           2.25           5/3/01       5,020,000
  6,800,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           3.00          4/23/01       6,800,000
  4,867,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           2.45          4/24/01       4,867,000
 24,507,000  PUERTO RICO GOVERNMENT DEVELOPMENT BANK                                           3.00          8/24/01      24,507,000
  7,200,000  PUERTO RICO INFRASTRUCTURE++                                                      3.15          10/1/34       7,200,000
 12,500,000  PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A                                     5.00           8/1/01      12,561,295
  3,820,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY RV PA 577++                                3.30           7/1/27       3,820,000
  5,515,000  PUERTO RICO PUBLIC BUILDINGS AUTHORITY RV SERIES 416++                            3.25           7/1/21       5,515,000
  2,000,000  PUERTO RICO PUBLIC FINANCE CORPORATION++                                          3.30           6/1/16       2,000,000
  6,315,000  PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH APPROPRIATION++               3.30           6/1/19       6,315,000
  1,195,000  PUERTO RICO PUBLIC FINANCE CORPORATION RV SERIES 111++                            3.25           6/1/26       1,195,000

TOTAL PUERTO RICO MUNICIPAL SECURITIES (COST $242,117,714)                                                               249,717,714
                                                                                                                         ===========
TOTAL INVESTMENTS IN SECURITIES
(COST $2,649,251,432)*                          98.91%                                                                $2,649,251,432
OTHER ASSETS AND LIABILITIES NET                 1.09                                                                     29,242,419
                                               ------                                                                 --------------
TOTAL NET ASSETS                               100.00%                                                                $2,678,493,851
                                               ======                                                                 ==============

++    VARIABLE RATE

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE

SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES - 15.10%

FEDERAL HOME LOAN BANK - 2.58%
$ 85,322,000  FEDERAL HOME LOAN BANK                                                          5.17%##      07/31/01     $ 83,905,656
                                                                                                                          ==========
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.72%
  50,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                          5.13##        5/24/01       49,633,834
  15,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                          4.85##        6/29/01       14,824,734
  25,000,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                          4.91##       11/16/01       24,249,502

                                                                                                                          88,708,070
                                                                                                                          ==========
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.28%
  57,152,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.61##         4/2/01       57,152,000
   8,637,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.37##         5/8/01        8,591,224
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.01##         6/1/01       24,791,250
  42,500,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.21##         6/1/01       42,135,917
  50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.25##       10/12/01       48,651,681
  50,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.00##       11/16/01       48,476,835
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.14##       12/14/01       24,128,891
  15,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.12##         2/8/02       14,366,902
  35,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.14##         2/8/02       33,516,702

                                                                                                                         301,811,402
                                                                                                                         ===========
FINANCING CORPORATION - 0.52%
  17,000,000  FINANCING CORPORATION                                                           5.01##        5/11/01       16,907,752
                                                                                                                          ==========
TOTAL SHORT-TERM FEDERAL AGENCIES - DISCOUNT NOTES (COST $491,332,880)                                                   491,332,880
                                                                                                                         ===========
SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES - 16.87%

FEDERAL HOME LOAN BANK - 10.35%
  20,000,000  FEDERAL HOME LOAN BANK                                                          6.66           4/6/01       19,999,843
  30,000,000  FEDERAL HOME LOAN BANK                                                          6.67           4/6/01       29,999,997
  14,500,000  FEDERAL HOME LOAN BANK                                                          5.13          4/17/01       14,493,583
  35,000,000  FEDERAL HOME LOAN BANK                                                          6.68           5/8/01       34,991,301
   6,000,000  FEDERAL HOME LOAN BANK                                                          5.63          6/22/01        6,008,068
  10,970,000  FEDERAL HOME LOAN BANK                                                          7.08          6/29/01       10,978,676
  50,000,000  FEDERAL HOME LOAN BANK                                                          5.82           7/9/01       49,962,994
  20,000,000  FEDERAL HOME LOAN BANK                                                          5.88          8/15/01       19,952,456
  30,000,000  FEDERAL HOME LOAN BANK                                                          6.55          9/28/01       29,998,441
  10,000,000  FEDERAL HOME LOAN BANK                                                          6.17          1/14/02       10,074,791
  25,000,000  FEDERAL HOME LOAN BANK                                                          5.25          1/23/02       25,105,814
  25,000,000  FEDERAL HOME LOAN BANK                                                          4.90           2/7/02       24,971,061
  25,000,000  FEDERAL HOME LOAN BANK                                                          6.75          2/15/02       25,312,802
  34,875,000  FEDERAL HOME LOAN BANK                                                          4.50          3/26/02       34,894,155

                                                                                                                         336,743,982
                                                                                                                         ===========
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.76%
  24,875,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                                          6.84          7/25/01       24,884,508
                                                                                                                          ==========

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                                 INTEREST RATE   MATURITY DATE    VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.76%
$ 19,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           7.25%         5/25/01  $   19,013,521
  60,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           6.64          9/18/01      59,992,783
   5,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           4.63         10/15/01       4,990,541
  25,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           6.63          1/15/02      25,271,957
  78,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.31          1/16/02      78,000,000

                                                                                                                        187,268,802
                                                                                                                        ===========
TOTAL SHORT-TERM FEDERAL AGENCIES - FIXED RATE NOTES (COST $548,897,292)                                                548,897,292
                                                                                                                        ===========
FLOATING RATE NOTES - AGENCY - 13.20%

FEDERAL HOME LOAN BANK - 9.82%
  50,000,000  FEDERAL HOME LOAN BANK                                                          4.82          7/20/01      49,980,303
  50,000,000  FEDERAL HOME LOAN BANK                                                          5.11           2/1/02      49,991,832
  25,000,000  FEDERAL HOME LOAN BANK                                                          4.99          2/15/02      24,993,588
  50,000,000  FEDERAL HOME LOAN BANK                                                          5.10           5/1/02      49,983,235
  94,590,000  FEDERAL HOME LOAN BANK                                                          5.16          8/13/02      94,546,647
  50,000,000  FEDERAL HOME LOAN BANK                                                          5.00          9/13/02      49,971,883

                                                                                                                        319,467,488
                                                                                                                        ===========
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.38%
  10,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           4.88          12/3/01       9,997,397
 100,000,000  FEDERAL NATIONAL MORTGAGE ASSOCIATION                                           5.18           9/5/02      99,965,552

                                                                                                                        109,962,949
                                                                                                                        ===========
TOTAL FLOATING RATE NOTES - AGENCY (COST $429,430,437)                                                                  429,430,437
                                                                                                                        ===========
REPURCHASE AGREEMENTS - 54.91%
 100,000,000  BANC AMERICA REPURCHASE AGREEMENT                                               5.30           4/2/01     100,000,000
 793,600,990  BEAR STEARNS REPURCHASE AGREEMENT                                               5.38           4/2/01     793,600,990
 139,584,202  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT                                 5.38           4/2/01     139,584,202
   3,500,000  GOLDMAN SACHS REPURCHASE AGREEMENT                                              5.20           4/2/01       3,500,000
 150,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT                               5.30           4/2/01     150,000,000
  50,000,000  MERRILL LYNCH REPURCHASE AGREEMENT                                              5.30           4/2/01      50,000,000
 550,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                             5.45           4/5/01     550,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,786,685,192)                                                                     1,786,685,192
                                                                                                                      =============
TOTAL INVESTMENTS IN SECURITIES
(COST $3,256,345,801)*                         100.08%                                                               $3,256,345,801
OTHER ASSETS AND LIABILITIES, NET               (0.08)                                                                   (2,742,230)
                                               ------                                                                --------------
TOTAL NET ASSETS                               100.00%                                                               $3,253,603,571
                                               ======                                                                ==============

++   VARIABLE RATE.
##   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                                                              INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL SECURITIES - 99.46%
$2,135,000  ALBERTA LEA MN INDEPENDENT SCHOOL DISTRICT # 241 GO SCHOOL DISTRICT

            CREDIT PROGRAM                                                                      4.50%   9/2/01    $  2,135,823
 1,330,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
            COMPANY  PROJECT UBS AG LOC++                                                       3.80    7/1/25       1,330,000
 5,400,000  BLAINE MN IDR SUPERVALU INCORPORATED PROJECT WACHOVIA BANK OF GEORGIA LOC++         3.65   11/1/13       5,400,000
   350,000  CANBY MN IDR VAR-KEYSTONE BUILDING  SYSTEMS PROJECT++                               4.00   12/1/20         350,000
   500,000  CIRCLE PINES MN INDEPENDENT SCHOOL DISTRICT # 102 SERIES A SCHOOL DISTRICT
            CREDIT PROGRAM                                                                      3.65    2/1/02         501,199
   500,000  CLOQUET MN INDUSTRIAL FACILITES REVENUE POTLATCH CORPORATION PROJECT SERIES C
            WACHOVIA BANK LOC++                                                                 3.65    4/1/26         500,000
 1,300,000  CLOQUET MN INDUSTRIAL FACILITES REVENUE POTLATCH CORPORATION PROJECT SERIES C
            WACHOVIA BANK LOC++                                                                 3.65    4/1/28       1,300,000
 3,400,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE N.A. LOC++                     3.55   12/1/09       3,400,000
 1,450,000  COHASSET MN PCR MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES D

            ABN AMRO BANK N.A. LOC++                                                            3.80   12/1/07       1,450,000
   195,000  COHASSET MN POWER MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES B

            ABN AMRO BANK N.A. LOC++                                                            3.80    6/1/13         195,000
 1,000,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS LP PROJECT FHLB INSURED++                        3.50    5/1/27       1,000,000
 2,900,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY P FLOAT-PT484

            FHLMC LOC++                                                                         4.25   12/6/01       2,900,000
   100,000  DULUTH MN EDA HEALTH CARE FACILITIES REVENUE                                        5.30   2/15/02         101,576
 1,350,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES MILLER DWAN

            MEDICAL CENTER PROJECT DEXIA CREDIT LOCAL DE FRANCE LOC++                           3.80    6/1/19       1,350,000
 4,835,000  EAGAN MN MFHR FLOATS-PT 1221 PROJECT++                                              3.75   12/1/29       4,835,000
 1,000,000  EDEN PRAIRIE MN COMMERCIAL DEVELOPMENT LAKEVIEW BUSINESS CENTER PROJECT
            FIRSTAR BANK LOC++                                                                  3.65    7/1/14       1,000,000
 1,365,000  EDEN PRAIRIE MN IDR MICRO DYNAMICS CORPORATION PROJECT US BANK NA LOC++             3.75   11/1/05       1,365,000
 2,035,000  EDEN PRARIE MN IDR SWB LLC PROJECT SERIES A++                                       3.75   11/1/20       2,035,000
 1,620,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST N.A. LOC++                     3.50   12/1/29       1,620,000
   100,000  FRIDLEY MN IDR LONGVIEW FIBRE COMPANY PROJECT ABN AMRO LOC++                        3.75    1/1/03         100,000
   500,000  FULDA MN INDEPENDENT SCHOOL DISTRICT # 505 EDUCATION FACILITIES REVENUE
            SCHOOL DISTRICT CREDIT PROGRAM LOC                                                  4.55   9/30/01         500,355
 2,775,000  GOLDEN VALLEY MN IDA UNICARE HOMES PROJECT BANK OF AMERICA N.A. LOC++               3.50    9/1/14       2,775,000
   900,000  HUBBARD COUNTY MN SOLID WASTE DISPOSAL REVENUE++                                    3.65    8/1/14         900,000
 3,000,000  LAUDERDALE MN CHILDREN'S HOME SOCIETY PROJECT FIRSTAR BANK LOC++                    3.95   12/1/30       3,000,000
 1,600,000  MANKATO MN MANKATO AREA FAMILY YMCA PROJECT US BANK N.A. LOC++                      3.95    5/1/06       1,600,000
   150,000  MANKATO MN MFHR HIGHLAND PROJECT REMARKETED 10/3/00 US BANK TRUST

            N.A. LOC++                                                                          3.95    5/1/27         150,000
 3,920,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN COMMUNITY AIRPORT SERIES SG136++             3.55    1/1/25       3,920,000
   950,000  MINNEAPOLIS MN FLOATS-PA 711 PROJECT++                                              3.55    3/1/10         950,000
 5,110,000  MINNEAPOLIS MN MFHR RENTAL HOUSING HENNEPIN PROJECT US BANCORP
            PIPER JAFFRAY LOC++                                                                 3.70   12/1/30       5,110,000
 4,955,000  MINNEAPOLIS MN MFHR RENTAL HOUSING WILSON PROJECT SERIES 95++                       3.70   12/1/30       4,955,000
   350,000  MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK

            N.A. LOC++                                                                          3.90   10/1/21         350,000
   885,000  MINNEAPOLIS MN SPECIAL SCHOOL DISTRICT COP FSA INSURED                              4.25    2/1/02         891,786
 1,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR++                                   3.55    3/1/14       1,000,000
 1,750,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION BORROWING PROGRAM COP SERIES A     4.00   2/12/02       1,759,967


                                                                             27

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL   SECURITY NAME                                                              INTEREST RATE MATURITY DATE    VALUE
MUNICIPAL SECURITIES (CONTINUED)

$1,500,000  MINNESOTA SCHOOL DISTRICT TAX & AID ANTICIPATION COP TAX ANTICIPATION CERTIFICATE

            INDEBENTURE SERIES A                                                                5.00%   8/9/01   $   1,503,399
 1,000,000  MINNESOTA STATE HFA SFMR SERIES H LANDESBANK INSURED                                4.40   8/30/01         999,660
   250,000  MINNESOTA STATE FIRST CHICAGO CAPITAL MARKET LOC                                    4.88    8/1/01         250,416
   500,000  MINNESOTA STATE GO                                                                  5.00    4/2/01         500,000
   100,000  MINNESOTA STATE GO                                                                  6.40    8/1/01         100,968
   550,000  MINNESOTA STATE GO                                                                  5.30    8/1/01         553,228
 3,500,000  MINNESOTA STATE HOUSING FINANCE AGENCY PAINE WEBBER LOC                             4.45  11/29/01       3,500,000
 2,000,000  MINNESOTA STATE HOUSING FINANCE AGENCY SFHR SERIES E PAINEWEBBER LOC                4.35    5/1/01       1,999,808
 4,000,000  MINNESOTA STATE REVENUE SERIES A                                                    5.00   6/30/01       4,006,493
   570,000  NEW BRIGHTON MN IDR UNICARE HOMES INCORPORATED PROJECT US BANK TRUST
            NA LOC++                                                                            3.50   12/1/14         570,000

 1,470,000  NORTHERN MUNICIPAL POWER AGENCY MN POWER REVENUE SERIES II FSA INSURED++            3.55    1/1/13       1,470,000
   235,000  OSSEO MN INDEPENDENT SCHOOL DISTRICT # 279 SERIES A SCHOOL DISTRICT CREDIT

            PROGRAM CREDIT SUPPORT                                                              4.00    2/1/02         236,723
 1,550,000  PLYMOUTH MN IDR DAILY PRINTING INCORPORATED PROJECT US BANK NA LOC++                3.75   10/1/10       1,550,000
   220,000  PLYMOUTH MN IDR TRUCK MULTIPROX INCORPORATED PROJECT DEUTSCHE BANK LOC++            3.55   11/1/06         220,000
 3,390,000  PRIOR LAKE MN INDEPENDENT SCHOOL DISTRICT # 719                                     3.75   3/28/02       3,402,918
 4,860,000  ROBBINSDALE MN IDR UNICARE HOMES INCOPORATED PROJECT BANK OF AMERICA
            NA LOC++                                                                            3.50   10/1/14       4,860,000
 2,500,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE++                                       3.55   5/15/22       2,500,000
 1,250,000  SAINT CLOUD MN HOSPITAL FACILITIES REVENUE ST. CLOUD HOSPITAL PROJECT SERIES B
            AMBAC INSURED                                                                       7.00    7/1/01       1,286,979
 3,000,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT # 833 GO

            SERIES II R 34 MBIA INSURED++                                                       3.55    2/1/20       3,000,000
 5,000,000  SOUTHERN MN MUNICIPAL POWER AGENCY                                                  3.25   5/21/01       5,000,000
 3,000,000  ST. LOUIS PARK MN CATHOLIC FINANCIAL CORPORATION ALLIED IRISH BANK PLC LOC++        3.45   10/1/25       3,000,000
 1,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY++                                     3.65    3/1/18       1,000,000
   330,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE

            IRIS PARK PLACE PROJECT US BANK TRUST N.A. LOC++                                    3.55    8/1/13         330,000
   300,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE
            GOODWILL/EASTER SEALS PROJECT FIRSTAR BANK LOC++                                    3.60    8/1/25         300,000
   600,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY MFHR KENDRICK APARTMENTS
            PROJECT US BANK TRUST N.A. LOC++                                                    3.70    1/1/27         600,000
   445,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY UTILITIES REVENUE
            REMARKETED 1/3/94 DEXIA CREDIT LOCAL FRANCE LOC++                                   3.50   12/1/12         445,000
   145,000  ST. PAUL MN PORT AUTHORITY IDR TEXAS PROJECT SERIES A US BANK NA LOC++              3.65    6/1/10         145,000
 2,220,000  ST. PAUL MN PORT AUTHORITY TRANSPORTATION REVENUE SERIES M DEXIA BANK LOC++         3.90    3/1/21       2,220,000
   650,000  STILLWATER MN PRIVATE SCHOOL FACILITIES REVENUE CATHOLIC FINANCE CORPORATION
            PROJECT FIRSTAR BANK LOC++                                                          3.55   12/1/22         650,000
 3,000,000  UNIVERSITY OF MINNESOTA ROC-II-R-29++                                               3.55    7/1/21       3,000,000
   200,000  WASHINGTON COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY JAIL FACILITIES REVENUE      7.00    2/1/02         205,978
   100,000  WASHINGTON COUNTY MN SPECIAL ASSESSMENT SERIES B                                    5.40    2/1/02         101,626
 3,000,000  WHITE BEAR LAKE MN INDEPENDENT SCHOOL DISTRICT # 624                                4.00   2/25/02       3,012,992

TOTAL MUNICIPAL SECURITIES (COST $113,251,894)                                                                     113,251,894
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $113,251,894)*                            99.46%                                                            $113,251,894
OTHER ASSETS AND LIABILITIES, NET                0.54                                                                  619,141
                                               -------                                                            ------------
TOTAL NET ASSETS                               100.00%                                                            $113,871,035
                                               =======                                                            ============


* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
++ VARIABLE RATE SECURITY.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------



MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                         INTEREST RATE  MATURITY DATE     VALUE
BANK NOTES - 0.09%

$ 15,600,000  BRANCH BANKING & TRUST                                                         7.05%   5/7/01     $   15,594,460

TOTAL BANK NOTES (COST $15,594,460)                                                                                 15,594,460
                                                                                                                --------------

CERTIFICATES OF DEPOSIT - 29.86%

 350,000,000  ABN AMRO BANK CHICAGO                                                          4.96   4/26/01        350,002,322
 222,000,000  BANK OF AUSTRIA                                                                4.96   4/25/01        222,000,000
 150,000,000  BANK OF NOVA SCOTIA NY                                                         4.96   4/26/01        150,000,000
 150,000,000  BANK OF SCOTLAND NY                                                            4.96   4/25/01        150,000,000
 250,000,000  CHRISTIANA CAPITAL CORPORATION                                                 4.97   4/26/01        250,000,000
  25,000,000  COMMERZBANK NY                                                                 5.80    4/5/01         25,000,000
 750,000,000  CREDIT SUISSE FIRST BOSTON NY                                                  4.99   4/30/01        750,000,000
 500,000,000  DEXIA BANK NY                                                                  4.96   4/30/01        500,003,867
 200,000,000  HALIFAX PLC LONDON                                                             4.97   4/23/01        200,001,162
 250,000,000  HALIFAX PLC LONDON                                                             4.98   4/30/01        250,000,000
  50,000,000  ING BANK NV                                                                    5.27    4/5/01         50,000,064
 500,000,000  LANDESBANK BADEN - WURTTEMBERG NY                                              4.94   4/23/01        500,002,903
 200,000,000  MERITA BANK NY                                                                 4.96   4/24/01        200,000,000
 200,000,000  NATEXIS BANQUE POPULAIRE                                                       5.49    4/2/01        200,000,000
 300,000,000  NATEXIS BANQUE POPULAIRE                                                       5.46    4/2/01        300,000,000
 300,000,000  NORDEUTSCHE LANDESBANK GZ NY                                                   5.54   4/10/01        300,000,000
  50,000,000  RABOBANK                                                                       5.22   1/14/02         49,992,433
 100,000,000  SOUTHTRUST BANK NA                                                             4.93   4/23/01        100,000,000
 100,000,000  SOUTHTRUST BANK NA                                                             4.97   4/27/01        100,000,000
 400,000,000  SVENSKA HANDELSBANKEN NY                                                       4.97   4/24/01        400,002,433

TOTAL CERTIFICATES OF DEPOSIT (COST $5,047,005,184)                                                              5,047,005,184
                                                                                                                --------------

COMMERCIAL PAPER - 48.68%

 100,000,000  ABBOTT LABORATORIES++                                                          5.18##  3/1/02        100,000,000
 180,000,000  AMSTEL FUNDING CORPORATION**                                                   5.37##  5/2/01        179,203,500
 155,645,000  AMSTEL FUNDING CORPORATION**                                                   5.34##  5/3/01        154,937,334
   6,500,000  AMSTEL FUNDING CORPORATION**                                                   5.37##  5/3/01          6,470,279
 109,500,000  AMSTEL FUNDING CORPORATION**                                                   5.34##  5/4/01        108,986,080
  72,395,000  APRECO INCORPORATED**                                                          4.95## 4/27/01         72,147,651
  45,000,000  AQUINAS FUNDING LLC                                                            5.45##  4/2/01         45,000,000
 300,000,000  ASPEN FUNDING**                                                                4.90## 4/30/01        298,863,667
 245,437,000  ASSET PORTFOLIO FUNDING**                                                      5.04## 4/12/01        245,094,752
 197,343,000  ATLANTIS ONE - FUNDING CORPORATION**                                           5.37## 4/27/01        196,615,298
 168,829,000  ATLANTIS ONE - FUNDING CORPORATION**                                           5.38## 4/27/01        168,204,098
 191,000,000  BAVARIA TRR CORPORATION**                                                      5.12## 4/11/01        190,755,998
 199,986,000  BAVARIA TRR CORPORATION**                                                      5.01## 4/18/01        199,542,476
 100,000,000  CORPORATE RECEIVABLES CORPORATION**                                            5.35## 4/18/01         99,764,444
 100,000,000  CORPORATE RECEIVABLES CORPORATION**                                            4.94## 4/23/01         99,713,000
 100,437,000  CROWN POINT CAPITAL COMPANY**                                                  5.03## 4/23/01        100,143,473
  50,000,000  CXC INCORPORATED**                                                             5.00## 6/14/01         49,500,153
 100,000,000  CXC INCORPORATED**                                                             4.92## 4/26/01         99,673,333
 100,000,000  DELAWARE FUNDING CORPORATION**                                                 5.07##  5/9/01         99,483,028

30


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------



MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                        INTEREST RATE MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$150,000,000  DEXIA CLF FINANCE COMPANY                                                      5.28%##  5/1/01    $   149,369,250
 300,000,000  EDISON ASSET SECURITIZATION**                                                  4.92##  4/27/01        298,981,250
 179,040,000  FALCON ASSET SECURITIZATION CORPORATION**                                      4.95##  4/20/01        178,598,666
 241,580,000  FALCON ASSET SECURITIZATION CORPORATION**                                      4.95##  4/23/01        240,885,256
 129,600,000  FALCON ASSET SECURITIZATION CORPORATION**                                      4.96##  4/25/01        129,191,796
 401,723,000  GIRO FUNDING CORPORATION**                                                     4.95##  4/20/01        400,732,753
 356,798,000  GREENWICH FUNDING CORPORATION**                                                4.97##  4/26/01        355,632,460
 500,000,000  GREYHAWK FUNDING LLC**                                                         5.03##   4/4/01        499,860,556
  20,000,000  GREYHAWK FUNDING LLC**                                                         6.00##  6/11/01         19,772,500
  30,631,000  HALOGEN CAPITAL COMPANY LLC**                                                  5.57##  4/12/01         30,584,203
  18,000,000  IVORY FUNDING CORPORATION**                                                    5.41##   4/6/01         17,989,200
  42,325,000  IVORY FUNDING CORPORATION**                                                    5.14##   5/1/01         42,151,115
 105,550,000  JUPITER SECURITIZATION CORPORATION**                                           5.43##   4/2/01        105,550,000
  66,356,000  JUPITER SECURITIZATION CORPORATION**                                           5.54##   4/4/01         66,335,835
 108,140,000  JUPITER SECURITIZATION CORPORATION**                                           5.31##   4/5/01        108,092,328
  60,000,000  JUPITER SECURITIZATION CORPORATION**                                           4.97##  4/20/01         59,851,500
 100,000,000  JUPITER SECURITIZATION CORPORATION**                                           5.00##  4/25/01         99,682,472
  21,000,000  K2 (USA) LLC**                                                                 6.64##  5/18/01         20,827,194
  50,000,000  K2 (USA) LLC**                                                                 6.63##  6/15/01         49,342,223
  50,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                          4.65## 12/19/01         48,368,750
 295,075,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                         5.06##   6/1/01        292,616,042
 100,000,000  LONE STAR FUNDING**                                                            5.07##   6/5/01         99,111,112
 258,831,000  NEPTUNE FUNDING CORPORATION**                                                  5.02##  4/26/01        257,968,230
 200,000,000  NEWPORT FUNDING CORPORATION**                                                  4.90##  4/30/01        199,242,445
 115,000,000  PARADIGM FUNDING LLC**                                                         5.16##   4/4/01        114,967,097
 150,000,000  PARADIGM FUNDING LLC**                                                         5.23##  4/12/01        149,783,333
  67,487,000  PERRY GLOBAL FUNDING LIMITED**                                                 5.13##  4/27/01         67,247,984
 135,480,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                    4.95##  4/20/01        135,146,042
 125,000,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                    4.95##  4/23/01        124,640,521
 101,675,000  PREFERRED RECEIVABLES FUNDING CORPORATION**                                    4.95##  4/24/01        101,368,676
   6,500,000  ROYAL BANK OF CANADA                                                           5.60##   7/9/01          6,403,742
 150,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                     4.92##  4/18/01        149,673,333
 500,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                     5.05##  4/23/01        498,532,917
 114,200,000  SHEFFIELD RECEIVABLES CORPORATION**                                            5.32##   4/4/01        114,166,374
 200,000,000  SHEFFIELD RECEIVABLES CORPORATION**                                            5.00##  4/25/01        199,363,667
  21,000,000  SPINTAB AB                                                                     5.41##  5/23/01         20,841,730
 100,000,000  SURREY FUNDING CORPORATION                                                     5.07##  5/10/01         99,464,833
 100,000,000  TULIP FUNDING**                                                                5.22##   4/9/01         99,898,500
  40,000,000  UBS FINANCIAL DELAWARE                                                         5.50##   4/2/01         40,000,000
  20,000,000  WCP FUNDING**                                                                  5.53##  4/20/01         19,945,400

TOTAL COMMERCIAL PAPER (COST $8,226,279,849)                                                                      8,226,279,849
                                                                                                                ---------------
CORPORATE BONDS & NOTES - 1.60%
  20,000,000  BAYER CORPORATION                                                              4.75   3/19/02         19,994,423
 108,000,000  DORADA FINANCE INCORPORATED**                                                  7.30   5/17/01        108,000,000


                                                                              31

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                          INTEREST RATE MATURITY DATE      VALUE
CORPORATE BONDS & NOTES (continued)
$  20,000,000 NORTHERN ROCK PLC                                                              6.87%  4/20/01     $   20,000,000
  122,000,000 SIGMA FINANCE INCORPORATED                                                     6.89   4/30/01        122,000,000

TOTAL CORPORATE BONDS & NOTES (COST $269,994,423)                                                                  269,994,423
                                                                                                                --------------

MUNICIPAL DEMAND NOTES - 0.02%

   1,200,000  DURHAM NC COP SERIES B++                                                       5.20    7/1/03          1,200,000
   1,235,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC++                              5.17  12/15/26          1,235,000
     200,000  PRINCE WILLIAM COUNTY VA TAXABLE NOTES SERIES A WACHOVIA BANK OF

              NORTH CAROLINA LOC++                                                           5.20    3/1/17            200,000

TOTAL MUNICIPAL DEMAND NOTES (COST $2,635,000)                                                                       2,635,000
                                                                                                                --------------


TIME DEPOSITS - 10.56%

 800,000,000  BANK OF IRELAND, DUBLIN                                                        5.03    4/4/01        800,000,000
  99,793,337  BANQUE BRUXELLES LAMBERT, LONDON                                               5.50    4/2/01         99,793,337
 500,000,000  BANQUE BRUXELLES LAMBERT, LONDON                                               5.25    4/6/01        500,000,000
 250,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS, PARIS                                      5.38    4/2/01        250,000,000
  16,600,000  COMMERZBANK AG, GRAND CAYMAN                                                   5.25    4/2/01         16,600,000
  69,139,867  DEUTSCHE BANK, TORONTO                                                         5.44    4/2/01         69,139,867
  50,000,000  FORTIS BANK, AMSTERDAM                                                         5.25    4/6/01         50,000,000

TOTAL TIME DEPOSITS (COST $1,785,533,204)                                                                        1,785,533,204
                                                                                                                --------------

U.S. TREASURY BILLS - 4.43%

 250,000,000  U.S. TREASURY BILLS                                                            4.88## 4/19/01        249,423,299
 500,000,000  U.S. TREASURY BILLS                                                            4.90## 4/19/01        498,850,139

TOTAL U.S. TREASURY BILLS (COST $748,273,438)                                                                      748,273,438
                                                                                                                --------------

FLOATING RATE FUNDING AGREEMENTS - 0.93%

   7,250,000  ALLSTATE LIFE INSURANCE COMPANY++                                              6.50  10/18/01          7,250,000
 150,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY++                               6.52  10/12/01        150,000,000

FLOATING RATE FUNDING AGREEMENTS (COST $157,250,000)                                                               157,250,000
                                                                                                                --------------

FLOATING RATE NOTES - AGENCY - 0.74%

  25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                             4.94   3/21/02         25,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                                 5.15   3/15/02        100,000,000

FLOATING RATE NOTES - AGENCY (COST $125,000,000)                                                                   125,000,000
                                                                                                                --------------

FLOATING RATE NOTES - CORPORATE - 1.20%

   3,750,000  BEAR STEARNS & COMPANY INCORPORATED++                                          5.41    4/9/01          3,749,995
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                          5.13   3/28/02        100,000,000
  75,000,000  KEYCORP++                                                                      5.37   5/15/01         74,998,233
  25,000,000  NORTHERN ROCK PLC++                                                            5.23   2/12/02         25,000,000

FLOATING RATE NOTES - CORPORATE (COST $203,748,228)                                                                203,748,228
                                                                                                                --------------

REPURCHASE AGREEMENTS - 1.78%

 100,000,000  DEUTSCHE BANK SECURITIES INCORPORATED REPURCHASE AGREEMENT++                   5.47    4/5/01        100,000,000
  50,000,000  GOLDMAN SACHS CORPORATION REPURCHASE AGREEMENT                                 5.45    4/2/01         50,000,000

32


PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                    MONEY MARKET FUNDS
--------------------------------------------------------------------------------


MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                        INTEREST RATE MATURITY DATE         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$150,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                           5.45%    4/5/01   $    150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $300,000,000)                                                                    300,000,000
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES

(COST $16,881,313,786)*                         99.89%                                                         $16,881,313,786
OTHER ASSETS AND LIABILITIES, NET                0.11                                                               18,263,104
                                               ------                                                          ---------------
TOTAL NET ASSETS                               100.00%                                                         $16,899,576,890
                                               ======                                                          ===============

++  VARIABLE RATE.
##  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT" EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE 0F THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 99.38%

ALABAMA - 0.22%
$ 1,000,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD ENVIRONMENTAL IMPORTANT REVENUE
             THE MEAD CORPORATION PROJECT SERIES C BANK AUSTRIA LOC++                           3.80%     11/1/33     $  1,000,000
                                                                                                                      ------------

ALASKA - 0.45%

    100,000  ALASKA HOUSING FINANCE CORPORATION HOUSING REVENUE SERIES 2-REG D
             MBIA INSURED++                                                                     3.60       6/1/35          100,000
  1,890,000  ALASKA IDA REVENUE PROVIDENCE MEDICAL OFFICE BUILDING++                            3.50       6/1/10        1,890,000

                                                                                                                         1,990,000
                                                                                                                      ------------

ARIZONA - 1.07%

  1,000,000  MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A AMBAC INSURED           4.88     12/14/01        1,000,000
  1,300,000  MARICOPA COUNTY AZ IDA MFHR FRN PROJECT++                                          3.80      11/1/32        1,300,000
  2,450,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS PROJECT
             US BANCORP LOC++                                                                   3.50      4/15/30        2,450,000

                                                                                                                         4,750,000
                                                                                                                      ------------

ARKANSAS - 0.85%

  3,800,000  FAYETTEVILLE AR PUBLIC FACILITIES BOARD HEALTH CARE REVENUE BUTTERFIELD
             TRAIL VILLAGE PROJECT DRESDNER BANK AG LOC++                                       3.80       9/1/27        3,800,000
                                                                                                                      ------------


CALIFORNIA - 1.49%

  3,000,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN REVENUE
             SERIES A STATE STREET B&T CA LOC                                                   4.70       6/1/01        3,000,000
  2,600,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MFHR++                        3.55      12/1/34        2,600,000
  1,000,000  TORRANCE CA COP POLICE FACILITIES PREREFUNDED 7/1/01 @ 102                         6.80       7/1/01        1,030,219

                                                                                                                         6,630,219
                                                                                                                      ------------

COLORADO - 6.20%

  2,000,000  ARVADA CO GO++                                                                     3.80      11/1/20        2,000,000
  5,345,000  AVADA WEST TOWN CENTER CO IMPROVEMENT DISTRICT KEY BANK LOC++                      3.58      12/1/35        5,345,000
  4,264,000  BOULDER COUNTY CO MULTI-FAMILY HOUSING REVENUE CLOVERBASIN VLG
             APARTMENTS PROJECT CHASE BANK OF TEXAS NA CREDIT SUPPORT++                         4.25     12/25/31        4,264,000
  1,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 FLOATS PT 1135++                        3.20       6/7/01        1,000,000
  1,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICTS                                               5.00      6/27/01        1,001,551
  2,200,000  PITKIN COUNTY CO MFHR CENTENNIAL PROJECT SERIES A CREDIT LYONNAIS LOC++            3.55      12/1/24        2,200,000
  3,760,000  ROARING FORKS CO GO++                                                              3.65       6/1/05        3,760,000
  5,290,000  ROARING FORKS CO GO++                                                              3.70       9/1/05        5,290,000
  2,725,000  ROARING FORKS CO SFHR++                                                            3.65      12/1/05        2,725,000

                                                                                                                        27,585,551
                                                                                                                      ------------

DELAWARE - 2.50%

 11,135,000  NEW CASTLE COUNTY DE MFHR++                                                        3.80       5/1/43       11,135,000
                                                                                                                      ------------


DISTRICT OF COLUMBIA - 0.91%

  2,065,000  DISTRICT OF COLUMBIA GO++                                                          3.60       6/1/10        2,065,000
  2,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE SFHR SERIES C                                 3.50      3/25/02        2,000,000

                                                                                                                         4,065,000
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

FLORIDA - 0.34%

$ 1,500,000  FLORIDA HFA MUL CROSSINGS PROJECT SERIES A REMARKETED 2/1/00
             FLORIDA HOUSING FINANCE CORPORATION LOC++                                          3.50%      2/1/08   $    1,500,000
                                                                                                                      ------------

GEORGIA - 0.11%

    500,000  CLAYTON COUNTY GA HOUSING AUTHORITY MFHR RIVERS EDGE DEVELOPMENT
             BANKERS TRUST CO LOC++                                                             3.55       8/1/06          500,000
                                                                                                                      ------------

HAWAII - 0.67%

  1,965,000  HONOLULU HI CITY & COUNTY GO SERIES B FGIC INSURED                                 5.00      11/1/01        1,983,908
  1,000,000  HONOLULU HI CITY & COUNTY GO SERIES C FGIC INSURED                                 4.50       7/1/01        1,003,911

                                                                                                                         2,987,819
                                                                                                                      ------------
IDAHO - 0.13%

    600,000  IDAHO HOUSING & FINANCE ASSOCIATION HOUSING REVENUE BALMORAL
             APARTMENTS PROJECT US BANK LOC++                                                   3.80       5/1/32          600,000
                                                                                                                      ------------

ILLINOIS - 5.77%

  2,000,000  CHICAGO IL INDUSTRIAL DEVELOPMENT REVENUE CHICAGOS FINEST INCORPORATED
             PROJECT AMERICAN NATIONAL B&T LOC++                                                3.75      11/1/26        2,000,000
    500,000  ELMHURST IL IDR JOHN SAKASH CO INCORPORATED PROJECT LASALLE BANK NA LOC++          3.62       2/1/25          500,000
  1,280,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT REVENUE REVCOR
             INCORPORATED PROJECT LASALLE NATIONAL BANK LOC++                                   3.62       6/1/08        1,280,000
  2,000,000  ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY LAKE FOREST ACADEMY
             NORTHERN TRUST COMPANY LOC++                                                       3.60      12/1/24        2,000,000
  3,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION REVENUE SERIES A3
             HARRIS TRUST & SAVINGS LOC                                                         3.30      6/14/01        3,000,000
  4,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ANTICIPATION NOTES LEWIS
             UNIVERSITY PROJECT SERIES C                                                        5.00      7/11/01        4,005,238
  5,050,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE ELMHURST MEMORIAL
             HOSPITAL PROJECT SERIES B NORTHERN TRUST COMPANY LOC++                             3.90       1/1/20        5,050,000
  2,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE NORTHWEST
             COMMUNITY HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC++                              3.60       7/1/25        2,000,000
  2,600,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE ROCKFORD
             MEMORIAL HOSPITAL SERIES A AMBAC INSURED                                           6.00      8/15/01        2,625,681
  2,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE REVENUE
             SERIES 166 AMBAC INSURED++                                                         3.75      2/15/24        2,100,000
  1,000,000  ILLINOIS STATE GENERAL OBLIGATIONS AIRPORT REVENUE FGIC CREDIT SUPPORT             4.70       2/1/02        1,011,376
    100,000  SPRINGFIELD IL TRANSPORTATION REVENUE GUARANTEED BY ALLIED SIGNAL++                3.55     10/15/16          100,000

                                                                                                                        25,672,295
                                                                                                                      ------------
INDIANA - 2.29%

  2,070,000  INDIANA BOND BANK REVENUE SERIES 277 MORGAN STANLEY DEAN WITTER LOC++              3.70       2/1/17        2,070,000
  1,600,000  INDIANA HEALTH FACILITIES FINANCING AUTHORITY HEALTH CARE REVENUE
             ASCENSION HEALTH CREDIT SERIES B++                                                 3.65     11/15/39        1,600,000
  2,000,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY HEALTH CARE REVENUE
             SERIES A MBIA INSURED++                                                            3.55      12/1/15        2,000,000
  4,490,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL &
             HEALTH CARE PROJECTS STAR BANK NA LOC                                              4.35       1/2/02        4,527,076

                                                                                                                        10,197,076
                                                                                                                      ------------

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

IOWA - 2.65%

$ 1,000,000  IOWA FINANCE AUTHORITY HEALTH CARE REVENUE BURLINGTON MEDICAL CENTER
             PROJECT FSA INSURED++                                                              3.85%      6/1/27   $    1,000,000
  3,910,000  IOWA FINANCE AUTHORITY SFMR SERIES N++                                             3.60       1/1/08        3,910,000
  2,190,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION REVENUE BRIAR COLLEGE
             PROJECT SERIES A US BANCORP LOC                                                    5.50      5/24/01        2,191,485
  1,775,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION REVENUE GRACELAND COLLEGE
             PROJECT SERIES D US BANCORP LOC                                                    5.50      5/24/01        1,776,203
  2,500,000  IOWA SCHOOL CORPORATION EDUCATIONAL FACILITIES REVENUE WARRANTS CERTIFICATES
             IOWA SCHOOL CASH ANTICIPATION PROGRAM SERIES A                                     5.50      6/22/01        2,505,359
    200,000  MASON CITY IA INDUSTRIAL DEVELOPMENT REVENUE SUPERVALU INCORPORATED PROJECT
             WACHOVIA BANK LOC++                                                                3.75       9/1/14          200,000
    200,000  URBANDALE IA INDUSTRIAL DEVELOPMENT REVENUE INTERSTATE ACRES LP PROJECT
             PRINCIPAL MUTUAL LIFE INSURANCE INSURED++                                          3.60      12/1/14          200,000

                                                                                                                        11,783,047
                                                                                                                      ------------
KENTUCKY - 0.90%

  1,200,000  KENTUCKY ASSET/LIABILITY COMMISSION GENERAL FUND REVENUE                           5.25      6/27/01        1,201,920
  2,800,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE++                          3.70      10/1/27        2,800,000

                                                                                                                         4,001,920
                                                                                                                      ------------
LOUISIANA - 4.69%

  1,365,000  EAST BATON ROUGE PARISH LA SALES & USE TAX                                         8.00       2/1/02        1,417,712
  2,000,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS-PT229++                         3.48      12/1/24        2,000,000
  2,000,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY SFHR SERIES C-2
             GNMA/FNMA INSURED                                                                  4.65      6/29/01        2,000,000
  4,700,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL REVENUE WILLIS KNIGHTON
             MEDICAL PROJECT AMBAC INSURED++                                                    3.60       9/1/23        4,700,000
 10,475,000  LOUISIANA STATE HEALTH EDUCATIONAL AUTHORITY REVENUE CLASS A SERIES B
             CAISSE DES DEPOTS LOC++                                                            3.57      10/1/17       10,475,000
    300,000  NATCHITOCHES PARISH LA TRUST JOIST CORPORATION PROJECT WACHOVIA BANK LOC++         3.75      10/1/05          300,000

                                                                                                                        20,892,712
                                                                                                                      ------------
MAINE - 0.49%

  2,200,000  REGIONAL WASTE SYSTEMS INCORPORATED ME SOLID WASTE RECOVERY REVENUE SERIES K++     3.60       7/1/12        2,200,000
                                                                                                                      ------------

MARYLAND - 0.36%

  1,600,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT GUARDIAN
             SAVINGS & LOAN LOC MANDATORY PUT 6/1/00 @ 100                                      4.85       6/1/01        1,600,000
                                                                                                                      ------------

MASSACHUSETTS - 0.90%

  1,500,000  MASSACHUSETTS STATE GO CENTRAL ARTERY PROJECT SERIES A LANDESBANK BADEN LOC++      3.80      12/1/30        1,500,000
  2,500,000  MASSACHUSETTS STATE REVENUE BOND ANTICIPATION NOTES SERIES A                       5.00       9/6/01        2,507,213

                                                                                                                         4,007,213
                                                                                                                      ------------
MICHIGAN - 1.62%

    200,000  MICHIGAN STATE STRATEGIC FUND PCR REVENUE CONSUMERS POWER PROJECT++                3.80      4/15/18          200,000
  1,000,000  ROYAL OAK MI HOSPITAL FINANCE AUTHORITY HEALTH CARE REVENUE
             WILLIAM BEAUMONT HOSPITAL PROJECT SERIES L BANK OF AMERICA NT & SA LOC++           3.95       1/1/27        1,000,000


PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

MICHIGAN (continued)

$ 6,000,000  SALINE MI AREA SCHOOLS EDUCATION FACILITIES REVENUE SERIES B HELABA LOC            4.35%      5/3/01   $    6,000,000

                                                                                                                         7,200,000
                                                                                                                      ------------
MINNESOTA - 15.05%

  1,320,000  ARDEN HILLS MN HOUSING & HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOMES
             PROJECT SERIES B US BANK NA LOC++                                                  3.80       9/1/29        1,320,000
  1,470,000  BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
             COMPANY PROJECT UBS AG LOC++                                                       3.80       7/1/25        1,470,000
    100,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A US BANK TRUST NA LOC++               3.50      7/15/30          100,000
  1,800,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC++                      3.55      12/1/09        1,800,000
  1,200,000  COHASSET MN POWER REVENUE MINNESOTA POWER & LIGHT COMPANY
             PROJECT SERIES B ABN AMRO BANK N.V. LOC++                                          3.80       6/1/13        1,200,000
  2,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS LP PROJECT FHLB INSURED++                       3.50       5/1/27        2,250,000
  1,100,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
             REVENUE MILLER DWAN MEDICAL CENTER PROJECT DEXIA CREDIT
             LOCAL DE FRANCE LOC++                                                              3.80       6/1/19        1,100,000
  1,430,000  DULUTH MN TAX INCREMENT REVENUE LAKE SUPERIOR PAPER PROJECT
             WACHOVIA BANK GEORGIA LOC++                                                        3.55       9/1/10        1,430,000
    810,000  EDEN PRAIRIE MN MFHR LAKE PLACE APARTMENTS PROJECT US BANK NA LOC++                3.55       4/1/18          810,000
  4,710,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC++                      3.50      12/1/29        4,710,000
    300,000  GOLDEN VALLEY MN IDA REVENUE UNICARE HOMES PROJECT BANK OF
             AMERICA NA LOC++                                                                   3.50       9/1/14          300,000
  1,930,000  HENNEPIN COUNTY MN LEASE REVENUE COP SERIES A                                      6.80     11/15/01        1,958,087
  4,260,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN COMMUNITY AIRPORT REVENUE
             SERIES SG136++                                                                     3.55       1/1/25        4,260,000
  4,236,000  MINNEAPOLIS MN FLOATS-PA 711 PROJECT++                                             3.55       3/1/10        4,236,000
  5,700,000  MINNEAPOLIS MN MFHR RENTAL HOUSING HENNEPIN PROJECT US BANCORP
             PIPER JAFFRAY LOC++                                                                3.70      12/1/30        5,700,000
    650,000  MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT SERIES A
             US BANK NA LOC++                                                                   3.90      10/1/21          650,000
  6,700,000  MINNEAPOLIS MN SCHOOL DISTRICT #001 SCHOOL IMPROVEMENTS REVENUE                    3.50      6/25/01        6,703,030
  1,900,000  MINNESOTA SCHOOL DISTRICT TAX & AID BORROWING PROGRAM COP SERIES A                 4.00      2/12/02        1,910,823
  1,000,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY OLAF COLLEGE
             PROJECT SERIES 5A HARRIS BANK LOC++                                                3.80      10/1/30        1,000,000
  2,300,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY EDUCATION REVENUE
             UNIVERSITY ST.THOMAS PROJECT SERIES C GO++                                         3.45       4/1/25        2,300,000
  1,700,000  MINNESOTA STATE REVENUE SERIES A                                                   5.00      6/30/01        1,702,687
  2,000,000  MINNESOTA STATE SERIES PT 399++                                                    4.50      6/14/01        2,000,000
  3,115,000  NORTHERN MUNICIPAL POWER AGENCY MN POWER REVENUE SERIES II FSA INSURED++           3.55       1/1/13        3,115,000
  1,300,000  ROBBINSDALE MN INDUSTRIAL DEVELOPMENT REVENUE UNICARE HOMES
             BANK OF AMERICA NA LOC++                                                           3.50      10/1/14        1,300,000
  1,300,000  ST. LOUIS PARK MN CATHOLIC FINANCIAL CORPORATION ALLIED IRISH BANK LOC++           3.45      10/1/25        1,300,000
    700,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING REVENUE
             GOODWILL/EASTER SEALS PROJECT FIRSTAR BANK LOC++                                   3.60       8/1/25          700,000
  8,510,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY UTILITIES REVENUE
             REMARKETED 1/3/94 DEXIA CREDIT LOCAL FRANCE LOC++                                  3.50      12/1/12        8,510,000
    500,000  ST. PAUL MN PORT AUTHORITY INDUSTRIAL DEVELOPMENT REVENUE TEXAS
             PROJECT SERIES A US BANK NA LOC++                                                  3.65       6/1/10          500,000

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

MINNESOTA (continued)

$   480,000  ST. PAUL MN PORT AUTHORITY TRANSPORTATION REVENUE SERIES M DEXIA BANK LOC++        3.90%      3/1/21    $     480,000
  2,200,000  WADENA MN INDUSTRIAL DEVELOPMENT REVENUE HOMECREST INDUSTRIES
             INCORPORATED PROJECT US BANK NA LOC++                                              3.65       8/1/19        2,200,000

                                                                                                                        67,015,627
                                                                                                                      ------------
MISSISSIPPI - 0.61%

  2,500,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI REVENUE MISSISSIPPI COLLEGE
             PROJECT SERIES B BANK OF AMERICA NA LOC++                                          3.55       2/1/09        2,500,000
    200,000  PERRY COUNTY MS PCR LEAF RIVER FOREST PROJECT WACHOVIA BANK LOC++                  3.80       3/1/02          200,000

                                                                                                                         2,700,000
                                                                                                                      ------------
MISSOURI - 3.95%

  1,100,000  INDEPENDENCE MO INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE GROVES AND
             GRACELAND PROJECT SERIES A DEXIA CREDIT LOCAL DE FRANCE, LOC++                     3.80      11/1/27        1,100,000
  5,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT LOAN REVENUE SERIES A
             BANK OF AMERICA NA LOC++                                                           3.60      12/1/05        5,100,000
    800,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES INDUSTRIAL
             DEVELOPMENT REVENUE ST. LOUIS CONVENTION CENTER PROJECT SERIES C
             FIRSTAR BANK LOC++                                                                 3.90      12/1/20          800,000
  6,100,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD LEASE REVENUE MISSOURI ASSOCIATION
             MUNICIPAL UTILITIES LEASE PROJECT SPA BY TRANSAMERICA LIFE INSURANCE++             3.56      12/1/22        6,100,000
    100,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES REVENUE
             YMCA GREATER ST. LOUIS PROJECT SERIES B BANK OF AMERICA NA INSURED++               3.55       9/1/02          100,000
  4,400,000  MISSOURI STATE HEFA EDUCATIONAL FACILITIES REVENUE DRURY COLLEGE
             PROJECT MERCANTILE BANK NA LOC++                                                   3.90      8/15/24        4,400,000

                                                                                                                        17,600,000
                                                                                                                      ------------
MONTANA - 0.92%

  4,080,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM REVENUE++                                                         3.50       3/1/02        4,080,000
                                                                                                                      ------------

NEBRASKA - 2.13%

  1,000,000  DOUGLAS COUNTY NE IDR CHICAGO LIMITED PARTNERS PROJECT BANK OF
             NEW YORK LOC++                                                                     4.80       6/1/01        1,000,000
  1,600,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES REVENUE
             IMMANUEL HEALTH SYSTEMS SERIES A LASALLE BANK NA LOC++                             3.80       7/1/30        1,600,000
  1,900,000  NORFOLK NE INDUSTRIAL DEVELOPMENT SUPERVALU INCORPORATED PROJECT
             WACHOVIA BANK OF GEORGIA, LOC++                                                    3.75      11/1/14        1,900,000
  5,000,000  OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES 122
             MORGAN STANLEY DEAN WITTER LOC++                                                   3.60       2/1/14        5,000,000

                                                                                                                         9,500,000
                                                                                                                      ------------

NEW HAMPSHIRE - 0.58%

  1,000,000  NEW HAMPSHIRE HEFA HEALTH CARE REVENUE SERIES B US BANCORP LOC                     5.50      5/17/01        1,000,704
  1,600,000  NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES AUTHORITY REVENUE
             MUNICIPAL TRUST RECEIPTS SERIES SG-19++                                            3.60       6/1/23        1,600,000

                                                                                                                         2,600,704
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO - 0.71%

$ 1,445,000  ALBUQUERQUE NM INDUSTRIAL DEVELOPMENT REVENUE KARSTEN COMPANY NEW MEXICO
             PROJECT SERIES A BANK ONE ARIZONA N.A, LOC++                                       3.90%     12/1/17   $    1,445,000
  1,630,000  ESPANOLA NM HEALTH CARE REVENUE SERIES A LA SALLE NATIONAL BANK LOC++              3.70     11/15/10        1,630,000
    100,000  SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC++                            3.70     11/15/10          100,000

                                                                                                                         3,175,000
                                                                                                                      ------------
NEW YORK - 0.63%

  1,290,000  IBM TAX EXEMPT GRANTOR TRUST OTHER REVENUE IBM PROJECT SERIES 1999-C++             3.70      3/14/06        1,290,000
    800,000  LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM REVENUE P-FLOATS-PA 586++           3.65      12/1/29          800,000
    700,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY WATER & SEWER SYSTEM
             REVENUE SERIES G FGIC INSURED++                                                    3.75      6/15/24          700,000

                                                                                                                         2,790,000
                                                                                                                      ------------
NORTH CAROLINA - 0.23%

  1,000,000  MECKLENBURG COUNTY NC PUBLIC IMPROVEMENT                                           6.25       1/1/02        1,044,550
                                                                                                                      ------------

NORTH DAKOTA - 1.82%

  1,100,000  BISMARCK ND IDR SUPERVALU INCORPORATED PROJECT WACHOVIA BANK & TRUST LOC++         3.65       4/1/09        1,100,000
  7,000,000  DEVILS LAKE ND INDUSTRIAL DEVELOPMENT REVENUE NOODLES BY LEONARDO++                3.85       8/1/17        7,000,000

                                                                                                                         8,100,000
                                                                                                                      ------------
OHIO - 1.85%

  1,900,000  HAMILTON COUNTY OH HOSPITAL FACILITIES REVENUE++                                   3.75      7/15/29        1,900,000
    200,000  HAMILTON COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE COMMUNITY URBAN
             REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC++                                   3.55     10/15/12          200,000
  1,000,000  HAMILTON COUNTY OH SEWER SYSTEMS REVENUE SERIES A PREREFUNDED
             ON 6/1/01 @ 102                                                                    6.70       6/1/01        1,024,154
  5,000,000  OHIO HOUSING FINANCE AGENCY MORTGAGE REVENUE SERIES B                              3.40       3/1/02        5,000,000
    100,000  WOOSTER OH INDUSTRIAL DEVELOPMENT REVENUE ALLEN GROUP INC
             NATIONAL BANK OF DETROIT LOC++                                                     3.75      12/1/10          100,000

                                                                                                                         8,224,154
                                                                                                                      ------------
OKLAHOMA - 0.91%

  3,770,000  TULSA COUNTY OK HOME FINANCE AUTHORITY SFMR GNMA MORTGAGE BACKED
             SECURITIES CLASS A SERIES E++                                                      3.62       8/1/30        3,770,000
    290,000  TULSA OK TULSA INDUSTRIAL DEVELOPMENT REVENUE YMCA OF
             GREATER TULSA PROJECT BANK OF AMERICA NA LOC++                                     3.55       5/1/19          290,000

                                                                                                                         4,060,000
                                                                                                                      ------------
OREGON - 1.04%

  1,600,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED         5.00      11/1/01        1,619,472
  3,000,000  TRI-COUNTY METROPOLITAN TRANSPORTATION DISTRICT OR REVENUE SERIES 142
             MORGAN STANLY DEAN LOC++                                                           3.55       8/1/19        3,000,000

                                                                                                                         4,619,472
                                                                                                                      ------------
OTHER - 4.97%

  4,300,000  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES 144A ABN-
   AMRO BANK N.V. LOC++                                                                         3.40      10/3/01        4,300,000
  1,900,000  KOCH TRUST DAILY FLOATER PL-6A++                                                   3.75      10/6/03        1,900,000


MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

OTHER (continued)

$12,534,506  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2, AMBAC INSURED++     3.90%     3/16/05    $  12,534,506
  3,380,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES PPT-4 AMBAC INSURED++          3.85     10/11/30        3,380,000

                                                                                                                        22,114,506
                                                                                                                      ------------
PENNSYLVANIA - 2.21%

  4,000,000  HARRISBURG PA WATER REVENUE FGIC INSURED                                           7.00      7/15/01        4,029,994
  3,800,000  LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY HEALTH CARE REVENUE
             LEHIGH VALLEY HOSPITAL SERIES A AMBAC INSURED++                                    3.85       7/1/28        3,800,000
  1,995,000  QUAKERTOWN PA HEALTH CARE REVENUE HOSPITAL GROUP POOLED
             FINANCING SERIES A PNC BANK LOC++                                                  3.55       7/1/26        1,995,000

                                                                                                                         9,824,994
                                                                                                                      ------------
SOUTH CAROLINA - 0.49%

    300,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE SERIES SG-2 MBIA INSURED++   3.55       7/1/21          300,000
  1,900,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE FGIC INSURED++     3.55       1/1/23        1,900,000

                                                                                                                         2,200,000
                                                                                                                      ------------
SOUTH DAKOTA - 0.81%

  3,600,000  WATERTOWN SCHOOL DISTRICT IDA REVENUE SUPERVALU INCORPORATED PROJECT
             WACHOVIA BANK & TRUST LOC++                                                        3.65       9/1/14        3,600,000
                                                                                                                      ------------

TENNESSEE - 2.37%

  1,000,000  CHATTANOOGA TN GO SUNTRUST BANK NASHVILLE LOC                                      4.50       9/1/01        1,006,328
  5,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE TENNESSEE
             MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC++                            3.55       6/1/29        5,000,000
  2,467,500  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES 251++                3.70      5/15/18        2,467,500
    100,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON COUNTIES TN HEALTH &
             EDUCATION FACILITIES REVENUE ALIVE HOSPICE INCORPORATED PROJECT BANK OF
             AMERICA NA LOC++                                                                   3.55       8/1/19          100,000
  2,000,000  TENNESSEE HOUSING DEVELOPMENT AGENCY HOUSING REVENUE SERIES 281
             MORGAN STANLEY DEAN WITTER, LOC++                                                  3.70       1/1/19        2,000,000

                                                                                                                        10,573,828
                                                                                                                      ------------
TEXAS - 7.71%

  4,000,000  CALHOUN COUNTY TX SOLID WASTE DISPOSAL REVENUE FORMOSA PLASTICS
             CORPORATION PROJECT++                                                              3.65       5/1/25        4,000,000
  4,995,000  COLLIN COUNTY TX HOUSING FINANCE CORPORATION MFHR++                                3.60       9/1/18        4,995,000
  1,880,000  DALLAS TX GO                                                                       5.50      2/15/02        1,914,924
  1,200,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HOSPITAL REVENUE
             METHODIST HOSPITAL MORGAN GUARANTY TRUST SPA++                                     3.90      12/1/26        1,200,000
  3,000,000  HARRIS COUNTY TX HOUSING FINANCE CORPORATION ARBOR II LIMITED PROJECT              4.40      10/1/01        3,000,000
  3,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST RECIEPTS
             SERIES SG 120 FGIC INSURED++                                                       3.55      12/1/23        3,770,000
  1,000,000  PANHANDLE PLAINS TX HIGHER EDUCATIONAL AUTHORITY INCORPORATED STUDENT LOAN
             REVENUE SERIES A STUDENT LOAN MARKETING LOC++                                      3.50       6/1/21        1,000,000
  2,700,000  PORT ARTHUR TX IDR AMERN PETROFINA INCORPORATED++                                  3.75       5/1/03        2,700,000
  9,650,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS MFHR SERIES 1215++         3.80      12/1/39        9,650,000


PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001                     MONEY MARKET FUNDS
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

TEXAS (continued)

$   100,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS SFMR SERIES PT 136
             MBIA INSURED++                                                                     3.60%      3/1/17    $     100,000
  2,000,000  TEXAS STATE TAX & REVENUE ANTICIPATION NOTES                                       5.25      8/31/01        2,015,021

                                                                                                                        34,344,945
                                                                                                                      ------------
UTAH - 2.66%

  5,000,000  UTAH STATE BOARD OF REGENTS STUDENT LOAN REVENUE SERIES R++                        3.60      11/1/31        5,000,000
  6,800,000  WEBER COUNTY UT GO TAX & REVENUE ANTICIPATION NOTES                                4.25     12/31/01        6,839,926

                                                                                                                        11,839,926
                                                                                                                      ------------
VIRGINIA - 2.00%

  3,000,000  DINWIDDLE COUNTY VA IDA EXEMPT FACILITIES REVENUE CHAPARRAL STEEL VA
             PROJECT SERIES A BANK OF AMERICA NA LOC++                                          3.95       8/1/29        3,000,000
  5,900,000  NORFOLK VA AIRPORT REVENUE                                                         3.05       5/1/01        5,900,000

                                                                                                                         8,900,000
                                                                                                                      ------------
WASHINGTON - 6.06%

  5,000,000  ISSAQUAH WA COMMUNITY PROPERTY SPECIAL REVENUE SERIES A
             BANK OF AMERICA NA LOC++                                                           3.60      2/15/21        5,000,000
  1,000,000  LAKE TAPPS PARKWAY WA++                                                            3.60      12/1/19        1,000,000
  2,500,000  SEATTLE WA INDUSTRIAL DEVELOPMENT REVENUE LONGVIEW FIBRE COMPANY++                 3.75       1/1/03        2,500,000
  1,400,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #1
             MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                                  3.55       1/1/05        1,400,000
    300,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER REVENUE NUCLEAR PROJECT #1
             MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                                  3.55       7/1/07          300,000
    805,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY ACE TANK PROJECT
             US BANK LOC++                                                                      3.65      11/1/18          805,000
  3,415,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY SOLID WASTE DISPOSAL
             REVENUE WASTE MANAGEMENT PROJECT SERIES I FLEET NATIONAL BANK LOC++                3.65      10/1/25        3,415,000
  5,000,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY REVENUE
             INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D++                              3.70      9/30/30        5,000,000
  1,000,000  WASHINGTON STATE HEALTH CARE FINANCE AUTHORITY HEALTH REVENUE
             SISTERS PROVIDENCE SERIES B RABOBANK NEDERLAND LOC++                               3.80      10/1/05        1,000,000
    950,000  WASHINGTON STATE HEFA REVENUE MILL POINTE APARTMENTS PROJECT
             SERIES A US BANK TRUST NA LOC++                                                    3.80       1/1/30          950,000
    300,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II
             PROJECT PACIFIC NORTHWEST BANK LOC++                                               3.65      10/1/19          300,000
    300,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #2
             POWER REVENUE AMBAC INSURED++                                                      3.55       7/1/07          300,000
  1,975,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEMS NUCLEAR PROJECT #2                    6.00       7/1/01        1,982,767
  3,000,000  WASHINGTON STATE, PUBLIC POWER SUPPLY SYSTEM POWER REVENUE SERIES A                5.00       7/1/01        3,010,810

                                                                                                                        26,963,577
                                                                                                                      ------------
WEST VIRGINIA - 0.52%

  2,300,000  WEST VIRGINIA HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE VHA
             MID-ATLANTIC REVENUE PROJECT SERIES C++                                            3.55      12/1/25        2,300,000
                                                                                                                      ------------

MONEY MARKET FUNDS                     PORTFOLIO OF INVESTMENTS-- MARCH 31, 2001
--------------------------------------------------------------------------------


   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
----------------------------------------------------------------------------------------------------------------------------------

WISCONSIN - 4.54%

$ 6,500,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SINGLE FAMILY REVENUE++         3.62%      9/1/33   $    6,500,000
  2,200,000  WISCONSIN SCHOOL DISTRICTS                                                         4.63      11/1/01        2,200,000
  1,325,000  WISCONSIN SCHOOL DISTRICTS                                                         4.75      9/26/01        1,327,795
 10,200,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTH REVENUE
             GUNDERSEN LUTHERAN PROJECT, SERIES B, U.S. BANK N.A., LOC++                        3.85      12/1/29       10,200,000

                                                                                                                        20,227,795
                                                                                                                      ------------
TOTAL MUNICIPAL SECURITIES (COST $442,496,930)                                                                         442,496,930
                                                                                                                      ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $442,496,930)*                            99.38%                                                                $442,496,930
OTHER ASSETS AND LIABILITIES, NET                0.62                                                                    2,755,232
                                               ------                                                                 ------------
TOTAL NET ASSETS                               100.00%                                                                $445,252,162
                                               ======                                                                 ============


++  VARIABLE RATE.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------


   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 81.42%

U.S. TREASURY BILLS - 73.90%
$ 50,000,000   U.S. TREASURY BILLS                                                   4.90%##      4/19/01     $   49,886,195
 100,000,000   U.S. TREASURY BILLS                                                   4.97##       4/19/01         99,769,556
 100,000,000   U.S. TREASURY BILLS                                                   4.99##       4/19/01         99,768,139
 100,000,000   U.S. TREASURY BILLS                                                   5.05##       4/19/01         99,766,250
 125,000,000   U.S. TREASURY BILLS                                                   5.13##       4/19/01        124,703,386
 100,000,000   U.S. TREASURY BILLS                                                   5.36##       4/19/01         99,753,500
 150,000,000   U.S. TREASURY BILLS                                                   4.69##        5/3/01        149,405,833
 125,000,000   U.S. TREASURY BILLS                                                   6.35##        5/3/01        124,330,246
  75,000,000   U.S. TREASURY BILLS                                                   4.58##       5/10/01         74,644,542
  75,000,000   U.S. TREASURY BILLS                                                   3.34##       5/17/01         74,692,875
 100,000,000   U.S. TREASURY BILLS                                                   5.16##       5/17/01         99,375,000
  75,000,000   U.S. TREASURY BILLS                                                   4.53##       5/31/01         74,455,480
 100,000,000   U.S. TREASURY BILLS                                                   4.84##       5/31/01         99,227,264
  75,000,000   U.S. TREASURY BILLS                                                   4.85##        6/7/01         74,350,313
  50,000,000   U.S. TREASURY BILLS                                                   4.31##       6/14/01         49,572,646
 200,000,000   U.S. TREASURY BILLS                                                   5.54##       6/28/01        197,428,667
  75,000,000   U.S. TREASURY BILLS                                                   5.03##        8/2/01         73,769,834
  75,000,000   U.S. TREASURY BILLS                                                   4.93##        8/9/01         73,723,438

                                                                                                               1,738,623,164
                                                                                                              --------------
U.S. TREASURY NOTES - 7.17%
  17,000,000   U.S. TREASURY NOTES                                                   5.25         5/31/01         16,981,136
  75,000,000   U.S. TREASURY NOTES                                                   5.50         7/31/01         75,276,419
  76,000,000   U.S. TREASURY NOTES                                                   6.63         7/31/01         76,411,713

                                                                                                                 168,669,268
                                                                                                              --------------
U.S. TREASURY STRIPS - 0.35%
   8,218,125   U.S. TREASURY STRIPS                                                  5.28##       5/15/01          8,167,276

                                                                                                                   8,167,276
                                                                                                              --------------
TOTAL U.S. TREASURY SECURITIES (COST $1,915,459,708)                                                           1,915,459,708
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,915,459,708)*                          81.41%                                                        $1,915,459,708
OTHER ASSETS AND LIABILITIES, NET               18.59                                                            437,418,004
                                               ------                                                         --------------
TOTAL NET ASSETS                               100.00%                                                        $2,352,877,712
                                               ======                                                         ==============


##  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                    PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------


   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 54.06%

U.S. TREASURY BILLS - 23.86%
$ 50,000,000   U.S. TREASURY BILLS                                                   4.90%##      4/19/01     $   49,886,195
 250,000,000   U.S. TREASURY BILLS                                                   5.04##       4/19/01        249,408,541
  75,000,000   U.S. TREASURY BILLS                                                   6.22##       4/19/01         74,785,730

                                                                                                                 374,080,466
                                                                                                              --------------
U.S. TREASURY NOTES - 29.45%
  80,000,000   U.S. TREASURY NOTES                                                   4.88          4/2/01         80,000,000
  65,000,000   U.S. TREASURY NOTES                                                   6.25         4/30/01         64,979,068
  25,000,000   U.S. TREASURY NOTES                                                   6.50         5/31/01         25,005,667
  15,000,000   U.S. TREASURY NOTES                                                   6.63         7/31/01         15,081,259
 100,000,000   U.S. TREASURY NOTES                                                   5.63         9/30/01        100,308,192
  37,500,000   U.S. TREASURY NOTES                                                   5.88        10/31/01         37,685,856
 137,500,000   U.S. TREASURY NOTES                                                   5.88        11/30/01        138,743,222

                                                                                                                 461,803,264
                                                                                                              --------------
U.S. TREASURY STRIPS - 0.75%
  12,253,000   U.S. TREASURY STRIPS                                                  5.17##       2/15/02         11,723,495

TOTAL U.S. TREASURY SECURITIES (COST $847,607,225)                                                               847,607,225
                                                                                                              --------------

REPURCHASE AGREEMENTS - 45.38%
 335,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT                           5.22          4/2/01        335,000,000
  31,640,735   DEUTSCHE BANK REPURCHASE AGREEMENT                                    5.15          4/2/01         31,640,735
  30,000,000   MERRILL LYNCH & COMPANY REPURCHASE AGREEMENT                          5.10          4/2/01         30,000,000
 315,000,000   SALOMON SMITH BARNEY REPURCHASE AGREEMENT                             5.22          4/2/01        315,000,000

TOTAL REPURCHASE AGREEMENTS (COST $711,640,735)                                                                  711,640,735
                                                                                                              --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,559,247,960)*                          99.44%                                                        $1,559,247,960
OTHER ASSETS AND LIABILITIES, NET                0.56                                                              8,802,509
                                               ------                                                         --------------
TOTAL NET ASSETS                               100.00%                                                        $1,568,050,469
                                               ======                                                         ==============

##  YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK--

MONEY MARKET FUNDS        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001
--------------------------------------------------------------------------------

                                                        CALIFORNIA              GOVERNMENT
                                                    TAX-FREE MONEY                   MONEY
                                                       MARKET FUND             MARKET FUND
------------------------------------------------------------------------------------------

ASSETS
   INVESTMENTS:
      IN SECURITIES AT AMORTIZED COST............   $2,649,251,432          $1,469,660,609
      REPURCHASE AGREEMENTS, AT COST.............                0           1,786,685,192
   CASH..........................................        1,519,479                  17,230
   RECEIVABLE FOR INTEREST.......................       24,415,092              11,316,722
   RECEIVABLE FOR INVESTMENTS SOLD...............       16,825,170                       0
   PREPAID EXPENSES AND OTHER ASSETS.............                0                 730,204
                                                    --------------          --------------
TOTAL ASSETS.....................................    2,692,011,173           3,268,409,957
                                                    --------------          --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED.............       10,033,967                       0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES..        1,386,398               1,419,173
   PAYABLE TO OTHER RELATED PARTIES..............          912,755                 805,847
   ACCRUED EXPENSES AND OTHER LIABILITIES........          306,885                 375,202
   DIVIDENDS PAYABLE.............................          877,317              12,206,164
                                                    --------------          --------------
TOTAL LIABILITIES................................       13,517,322              14,806,386
                                                    --------------          --------------
TOTAL NET ASSETS.................................   $2,678,493,851          $3,253,603,571
                                                    ==============          ==============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
   PAID-IN CAPITAL...............................   $2,679,034,764          $3,253,700,151
   UNDISTRIBUTED NET INVESTMENT INCOME...........                0                       0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS..................................         (540,913)                (96,580)
                                                    --------------          --------------
TOTAL NET ASSETS.................................   $2,678,493,851          $3,253,603,571
                                                    ==============          ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE
------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.............................   $2,528,345,240          $   72,460,105
SHARES OUTSTANDING - CLASS A.....................    2,528,903,246              72,459,879
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 CLASS A.........................................   $         1.00          $         1.00
NET ASSETS - CLASS B.............................              N/A                     N/A
SHARES OUTSTANDING - CLASS B.....................              N/A                     N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 CLASS B.........................................              N/A                     N/A
NET ASSETS - SERVICE CLASS.......................   $  150,148,611          $3,181,143,466
SHARES OUTSTANDING - SERVICE CLASS...............      150,136,487           3,181,296,123
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 SERVICE CLASS...................................   $         1.00          $         1.00
                                                    ==============          ==============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2001        MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                        NATIONAL
                                                      MINNESOTA                         TAX-FREE    100% TREASURY    TREASURY PLUS
                                                   MONEY MARKET      MONEY MARKET   MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                       FUND (1)              FUND           FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------------------------------

ASSETS
   INVESTMENTS:
      IN SECURITIES AT AMORTIZED COST............  $113,251,894   $16,581,313,786   $442,496,930   $1,915,459,708   $  847,607,225
      REPURCHASE AGREEMENTS, AT COST.............             0       300,000,000              0                0      711,640,735
   CASH..........................................        23,726         1,493,974        275,974              198           50,326
   RECEIVABLE FOR INTEREST.......................       711,403        37,380,169      3,269,115        1,845,121       11,196,269
   RECEIVABLE FOR INVESTMENTS SOLD...............             0                 0              0      443,764,255        3,265,070
   PREPAID EXPENSES AND OTHER ASSETS.............             0                 0              0                0                0
                                                   ------------   ---------------   ------------   --------------   --------------
TOTAL ASSETS.....................................   113,987,023    16,920,187,929    446,042,019    2,361,069,282    1,573,759,625
                                                   ------------   ---------------   ------------   --------------   --------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED.............             0                 0              0                0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES..        67,821        10,556,100        242,355          975,480          836,707
   PAYABLE TO OTHER RELATED PARTIES..............        17,863         3,850,772        219,986           44,637           19,439
   ACCRUED EXPENSES AND OTHER LIABILITIES........        19,526         2,200,829        274,784          175,587          227,052
   DIVIDENDS PAYABLE.............................        10,778         4,003,338         52,732        6,995,866        4,625,958
                                                   ------------   ---------------   ------------   --------------   --------------
TOTAL LIABILITIES................................       115,988        20,611,039        789,857        8,191,570        5,709,156
                                                   ------------   ---------------   ------------   --------------   --------------
TOTAL NET ASSETS.................................  $113,871,035   $16,899,576,890   $445,252,162   $2,352,877,712   $1,568,050,469
                                                   ============   ===============   ============   ==============   ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL...............................  $113,871,035   $16,899,571,660   $445,257,779   $2,352,489,247   $1,567,937,016
   UNDISTRIBUTED NET INVESTMENT INCOME...........             0                 0              0          168,885                0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS..................................             0             5,230         (5,617)         219,580          113,453
                                                   ------------   ---------------   ------------   --------------   --------------
TOTAL NET ASSETS                                   $113,871,035   $16,899,576,890   $445,252,162   $2,352,877,712   $1,568,050,469
                                                   ============   ===============   ============   ==============   ==============


COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.............................  $113,871,035   $14,406,457,568   $445,252,162   $   98,259,627   $1,568,050,469
SHARES OUTSTANDING - CLASS A.....................   113,871,035    14,405,897,111    445,264,911       98,206,416    1,567,974,290
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 CLASS A.........................................  $       1.00   $          1.00   $       1.00   $         1.00   $         1.00
NET ASSETS - CLASS B.............................           N/A   $ 2,493,119,322            N/A              N/A              N/A
SHARES OUTSTANDING - CLASS B.....................           N/A     2,493,028,291            N/A              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 CLASS B.........................................           N/A   $          1.00            N/A              N/A              N/A
NET ASSETS - SERVICE CLASS.......................           N/A               N/A            N/A   $2,254,618,085              N/A
SHARES OUTSTANDING - SERVICE CLASS...............           N/A               N/A            N/A    2,254,281,547              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 SERVICE CLASS...................................           N/A               N/A            N/A   $         1.00              N/A
                                                   ============   ===============   ============   ==============   ==============




(1) THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000.

                                                     STATEMENTS OF OPERATIONS --
MONEY MARKET FUNDS                             FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                      CALIFORNIA              GOVERNMENT
                                                  TAX-FREE MONEY                   MONEY
                                                     MARKET FUND             MARKET FUND
----------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST....................................      $89,304,839            $208,574,894
                                                     -----------            ------------
TOTAL INVESTMENT INCOME........................       89,304,839             208,574,894
                                                     -----------            ------------

EXPENSES
   ADVISORY FEES...............................        7,462,967              11,559,446
   ADMINISTRATION FEES.........................        3,731,484               4,954,048
   CUSTODY.....................................          497,531                 660,539
   SHAREHOLDER SERVICING FEES..................        5,893,998                 157,809
   PORTFOLIO ACCOUNTING FEES...................          153,081                 180,531
   TRANSFER AGENT
      CLASS A..................................          789,391                  92,766
      CLASS B..................................              N/A                     N/A
      SERVICE CLASS............................           11,629                 486,572
   DISTRIBUTION FEES
      CLASS B..................................              N/A                     N/A
   LEGAL AND AUDIT FEES........................          147,464                  63,444
   REGISTRATION FEES...........................           63,133                 232,454
   DIRECTORS' FEES.............................            4,238                   4,238
   SHAREHOLDER REPORTS.........................          109,126                 156,279
   OTHER.......................................           57,328                  63,824
                                                     -----------            ------------
TOTAL EXPENSES.................................       18,921,370              18,611,950
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES.........       (3,012,244)             (1,940,811)
   NET EXPENSES................................       15,909,126              16,671,139
                                                     -----------            ------------
NET INVESTMENT INCOME..........................       73,395,713             191,903,755
                                                     -----------            ------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS...          123,232                 211,813
                                                     -----------            ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................      $73,518,945            $192,115,568
                                                     ===========            ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE YEAR ENDED MARCH 31, 2001                             MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                       NATIONAL
                                                     MINNESOTA                         TAX-FREE    100% TREASURY    TREASURY PLUS
                                                  MONEY MARKET      MONEY MARKET   MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                      FUND (1)              FUND           FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST....................................     $2,024,464    $1,003,642,009    $15,165,158     $110,439,425      $77,927,275
                                                    ----------    --------------    -----------     ------------      -----------
TOTAL INVESTMENT INCOME........................      2,024,464     1,003,642,009     15,165,158      110,439,425       77,927,275
                                                    ----------    --------------    -----------     ------------      -----------
EXPENSES
   ADVISORY FEES...............................        151,877        62,883,395        915,402        6,567,427        4,441,903
   ADMINISTRATION FEES.........................         75,939        23,581,273        549,241        2,814,611        1,903,672
   CUSTODY.....................................         10,125         3,144,169         73,233          375,281          253,823
   SHAREHOLDER SERVICING FEES..................        126,564        39,302,122        915,402          145,764        3,172,788
   PORTFOLIO ACCOUNTING FEES...................         45,570           510,458        142,607          135,665           99,424
   TRANSFER AGENT
      CLASS A..................................          9,030        14,616,494        142,607           10,862           31,817
      CLASS B..................................            N/A           314,983            N/A              N/A              N/A
      SERVICE CLASS............................            N/A               N/A            N/A           75,823              N/A
   DISTRIBUTION FEES
      CLASS B..................................            N/A        16,290,835            N/A              N/A              N/A
   LEGAL AND AUDIT FEES........................          9,079           741,622         33,111           27,163           82,925
   REGISTRATION FEES...........................          8,119         1,411,970         84,236           52,016           86,490
   DIRECTORS' FEES.............................          2,666             4,238          4,238            4,238            4,238
   SHAREHOLDER REPORTS.........................          5,074           943,567         50,937           71,130           56,721
   OTHER.......................................          3,048           389,367         65,173          115,599           42,867
                                                    ----------    --------------    -----------     ------------      -----------
TOTAL EXPENSES.................................        447,091       164,134,493      2,976,187       10,395,579       10,176,668
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES.........        (42,087)      (28,366,122)      (596,127)      (1,653,528)      (1,927,384)
   NET EXPENSES................................        405,004       135,768,371      2,380,060        8,742,051        8,249,284
                                                    ----------    --------------    -----------     ------------      -----------
NET INVESTMENT INCOME..........................      1,619,460       867,873,638     12,785,098      101,697,374       69,677,991
                                                    ----------    --------------    -----------     ------------      -----------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS...              0           360,685         (5,613)       1,399,867          158,137
                                                    ----------    --------------    -----------     ------------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................     $1,619,460    $  868,234,323    $12,779,485     $103,097,241      $69,836,128
                                                    ==========    ==============    ===========     ============      ===========




(1) THIS FUND COMMENCED OPERATIONS ON AUGUST 14, 2000

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              CALIFORNIA TAX-FREE
                                                                               MONEY MARKET FUND
                                                                       ---------------------------------
                                                                               FOR THE           FOR THE
                                                                            YEAR ENDED        YEAR ENDED
                                                                             MARCH 31,         MARCH 31,
                                                                                  2001              2000
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS..............................................  $ 2,540,587,408   $ 2,246,122,877
OPERATIONS:
   NET INVESTMENT INCOME.............................................       73,395,713        59,643,253
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS...................          123,232          (372,792)
                                                                       ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................       73,518,945        59,270,461
                                                                       ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A........................................................      (69,354,451)      (59,135,379)
      ADMINISTRATIVE CLASS...........................................              N/A               N/A
      CLASS B........................................................              N/A               N/A
      INSTITUTIONAL CLASS............................................              N/A               N/A
      S SHARES/SERVICE CLASS.........................................       (4,041,262)         (507,874)(1)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A........................................................                0                 0
      ADMINISTRATIVE CLASS...........................................              N/A               N/A
      CLASS B........................................................              N/A               N/A
      INSTITUTIONAL CLASS............................................              N/A               N/A
      S SHARES/SERVICE CLASS.........................................                0                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...............................    3,588,081,329     3,663,360,428
   REINVESTMENT OF DIVIDENDS - CLASS A...............................       64,396,133        50,547,941
   COST OF SHARES REDEEMED - CLASS A.................................   (3,589,133,524)   (3,494,768,260)
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A.........................       63,343,938       219,140,109
                                                                       ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS..................              N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS..................              N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS....................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS............              N/A               N/A
                                                                       ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E.......................              N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.......................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E.........................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E.................              N/A               N/A
                                                                       ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...................              N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS...................              N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.....................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.............              N/A               N/A
                                                                       ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS.................      238,532,251       102,151,332(1)
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS.................        4,138,857           310,610(1)
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS...................     (168,231,835)      (26,764,728)(1)
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS...........       74,439,273        75,697,214(1)
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................      137,906,443       294,464,531
                                                                       ===============   ===============
NET ASSETS:
--------------------------------------------------------------------------------------------------------
ENDING NET ASSETS....................................................  $ 2,678,493,851   $ 2,540,587,408
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.............................................    3,588,081,329     3,663,360,394
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A..............       64,396,133        50,547,946
   SHARES REDEEMED - CLASS A.........................................   (3,589,133,524)   (3,494,768,069)
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A..............       63,343,938       219,140,271
                                                                       ---------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS               N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS............................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS               N/A               N/A
                                                                       ---------------   ---------------
   SHARES SOLD - CLASS B/CLASS E.....................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E......              N/A               N/A
   SHARES REDEEMED - CLASS B/CLASS E.................................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E......              N/A               N/A
                                                                       ---------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS.................................              N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS..              N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS.............................              N/A               N/A
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS..              N/A               N/A
                                                                       ---------------   ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS...............................      238,532,251       102,151,332(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE
    CLASS............................................................        4,138,857           310,610(1)
   SHARES REDEEMED - CLASS S/SERVICE CLASS...........................     (168,231,835)      (26,764,728)(1)
                                                                       ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE
 CLASS...............................................................       74,439,273        75,697,214(1)
                                                                       ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME................  $             0   $             0
                                                                       ===============   ===============

STATEMENTS OF CHANGES IN NET ASSETS                           MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                              GOVERNMENT
                                                                                          MONEY MARKET FUND
                                                                       ---------------------------------------------------------
                                                                                FOR THE        FOR THE TEN               FOR THE
                                                                             YEAR ENDED       MONTHS ENDED            YEAR ENDED
                                                                              MARCH 31,          MARCH 31,               MAY 31,
                                                                                   2001           2000 (3)                  1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS..............................................  $  3,492,915,705   $  3,368,533,822      $  2,260,207,846
OPERATIONS:
   NET INVESTMENT INCOME.............................................       191,903,755        141,286,219           133,990,508
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS...................           211,813           (184,488)              204,634
                                                                       ----------------   ----------------      ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................       192,115,568        141,101,731           134,195,142
                                                                       ----------------   ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A........................................................        (3,506,069)        (1,181,705)(1)               N/A
      ADMINISTRATIVE CLASS...........................................               N/A                N/A                   N/A
      CLASS B........................................................               N/A                N/A                   N/A
      INSTITUTIONAL CLASS............................................               N/A                N/A                   N/A
      S SHARES/SERVICE CLASS.........................................      (188,397,686)      (140,104,514)         (133,990,508)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A........................................................                 0                  0                   N/A
      ADMINISTRATIVE CLASS...........................................               N/A                N/A                   N/A
      CLASS B........................................................               N/A                N/A                   N/A
      INSTITUTIONAL CLASS............................................               N/A                N/A                   N/A
      S SHARES/SERVICE CLASS.........................................                 0                  0                     0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...............................       213,353,218        139,610,265(1)                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A...............................         1,260,599            494,841(1)                N/A
   COST OF SHARES REDEEMED - CLASS A.................................      (201,118,454)       (81,141,804)(1)               N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A.........................        13,495,363         58,963,302(1)                N/A
                                                                       ----------------   ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS..................               N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS..................               N/A                N/A                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS....................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS............               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E.......................               N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.......................               N/A                N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E.........................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E.................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...................               N/A                N/A                   N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS...................               N/A                N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.....................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.............               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS.................    29,887,589,726     31,097,729,447        26,091,666,224
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS.................        26,682,893          5,327,578            29,201,156
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS...................   (30,167,291,929)   (31,037,453,956)      (25,012,746,038)
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS...........      (253,019,310)        65,603,069         1,108,121,342
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS................................      (239,312,134)       124,381,883         1,108,325,976
                                                                       ================   ================      ================
NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS....................................................    $3,253,603,571     $3,492,915,705        $3,368,533,822
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.............................................       213,353,218        139,611,479(1)                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A..............         1,260,599            494,841(1)                N/A
   SHARES REDEEMED - CLASS A.........................................      (201,118,454)       (81,141,804)(1)               N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A..............        13,495,363         58,964,516(1)                N/A
                                                                       ----------------   ----------------      ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS................................               N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                N/A                N/A                   N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS............................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   SHARES SOLD - CLASS B/CLASS E.....................................               N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E......               N/A                N/A                   N/A
   SHARES REDEEMED - CLASS B/CLASS E.................................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E......               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS.................................               N/A                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS..               N/A                N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS.............................               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS..               N/A                N/A                   N/A
                                                                       ----------------   ----------------      ----------------
   SHARES SOLD - CLASS S/SERVICE CLASS...............................    29,887,589,726     31,097,729,447        26,091,666,224
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE
    CLASS............................................................        26,682,893          5,327,578            29,201,156
   SHARES REDEEMED - CLASS S/SERVICE CLASS...........................   (30,167,291,929)   (31,037,453,956)      (25,012,746,038)
                                                                       ----------------   ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE
 CLASS...............................................................      (253,019,310)        65,603,069         1,108,121,342
                                                                       ----------------   ----------------      ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME................  $              0   $              0      $        (56,270)
                                                                       ================   ================      ================


                                                                         MINNESOTA
                                                                           MONEY
                                                                        MARKET FUND             MONEY MARKET FUND
                                                                       ---------------------------------------------------
                                                                              FOR THE            FOR THE           FOR THE
                                                                         PERIOD ENDED         YEAR ENDED        YEAR ENDED
                                                                            MARCH 31,          MARCH 31,         MARCH 31,
                                                                             2001 (2)               2001          2000 (4)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS..............................................   $           0    $15,178,597,286   $10,296,401,223
OPERATIONS:
   NET INVESTMENT INCOME.............................................       1,619,460        867,873,638       587,993,347
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS...................               0            360,685            (9,727)
                                                                       --------------    ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................       1,619,460        868,234,323       587,983,620
                                                                       --------------    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A........................................................      (1,619,460)      (762,066,241)     (530,116,391)
      ADMINISTRATIVE CLASS...........................................             N/A                N/A               N/A
      CLASS B........................................................             N/A       (105,807,397)      (27,568,972)
      INSTITUTIONAL CLASS............................................             N/A                N/A               N/A
      S SHARES/SERVICE CLASS.........................................             N/A                N/A       (30,307,984)(5)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A........................................................               0                  0                 0
      ADMINISTRATIVE CLASS...........................................             N/A                N/A               N/A
      CLASS B........................................................             N/A                  0                 0
      INSTITUTIONAL CLASS............................................             N/A                N/A               N/A
      S SHARES/SERVICE CLASS.........................................             N/A                N/A                 0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A...............................     259,258,511      9,824,945,114     9,011,593,439
   REINVESTMENT OF DIVIDENDS - CLASS A...............................       1,481,164        735,307,818       545,615,046
   COST OF SHARES REDEEMED - CLASS A.................................    (146,868,640)    (9,595,867,807)   (5,253,257,204)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A.........................     113,871,035        964,385,125     4,303,951,281
                                                                       --------------    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS..................             N/A                N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS..................             N/A                N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS....................             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS............             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E.......................             N/A      4,136,456,231     2,897,154,498
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.......................             N/A        106,024,172        28,165,021
   COST OF SHARES REDEEMED - CLASS B/CLASS E.........................             N/A     (3,486,246,609)   (1,188,609,048)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E.................             N/A        756,233,794     1,736,710,471
                                                                       --------------    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS...................             N/A                N/A               N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS...................             N/A                N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS.....................             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS.............             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS.................             N/A                N/A     1,737,202,703(5)
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS.................             N/A                N/A        32,669,252(5)
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS...................             N/A                N/A    (2,928,327,917)(5)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS...........             N/A                N/A    (1,158,455,962)(5)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................     113,871,035      1,720,979,604     4,882,196,063
                                                                       ==============    ===============   ===============

NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS....................................................  $  113,871,035    $16,899,576,890   $15,178,597,286
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A.............................................     259,258,511      9,824,945,114     9,011,738,160
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A..............       1,481,164        735,307,818       545,615,046
   SHARES REDEEMED - CLASS A.........................................    (146,868,640)    (9,595,867,807)   (5,253,257,204)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A..............     113,871,035        964,385,125     4,304,096,002
                                                                       --------------    ---------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS................................             N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS              N/A                N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS............................             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS              N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
   SHARES SOLD - CLASS B/CLASS E.....................................             N/A      4,136,456,231     2,897,238,524
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E......             N/A        106,024,172        28,165,021
   SHARES REDEEMED - CLASS B/CLASS E.................................             N/A     (3,486,246,609)   (1,188,609,048)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E......             N/A        756,233,794     1,736,794,497
                                                                       --------------    ---------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS.................................             N/A                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS..             N/A                N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS.............................             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS..             N/A                N/A               N/A
                                                                       --------------    ---------------   ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS...............................             N/A                N/A     1,737,202,703(5)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE
    CLASS............................................................             N/A                N/A        32,669,252(5)
   SHARES REDEEMED - CLASS S/SERVICE CLASS...........................             N/A                N/A    (2,928,411,900)(5)
                                                                       --------------    ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE
 CLASS...............................................................             N/A                  0    (1,158,539,945)(5)
                                                                       --------------    ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME................  $            0    $             0   $             0
                                                                       ==============    ===============   ===============

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  NATIONAL TAX-FREE MONEY MARKET FUND
                                                                        ------------------------------------------------------
                                                                               FOR THE           FOR THE TEN           FOR THE
                                                                            YEAR ENDED          MONTHS ENDED        YEAR ENDED
                                                                        MARCH 31, 2001     MARCH 31, 2000(6)      MAY 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................................  $ 324,451,950      $ 1,060,762,128   $ 1,021,763,286
OPERATIONS:
   NET INVESTMENT INCOME................................................     12,785,098           16,020,012        34,234,759
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS......................         (5,613)             116,407             6,112
                                                                          -------------      ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................     12,779,485           16,136,419        34,240,871
                                                                          -------------      ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A...........................................................    (12,785,098)          (2,853,582)       (1,157,118)
      ADMINISTRATIVE CLASS..............................................            N/A                  N/A               N/A
      CLASS B...........................................................            N/A                  N/A               N/A
      INSTITUTIONAL CLASS...............................................            N/A          (13,166,430)(9)   (33,067,705)
      S SHARES/SERVICE CLASS............................................            N/A                  N/A               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A...........................................................              0                    0              (628)
      ADMINISTRATIVE CLASS..............................................            N/A                  N/A               N/A
      CLASS B...........................................................            N/A                  N/A               N/A
      INSTITUTIONAL CLASS...............................................            N/A                    0(9)        (16,474)
      S SHARES/SERVICE CLASS............................................            N/A                  N/A               N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................................    866,641,264          399,047,425        51,468,576
   REINVESTMENT OF DIVIDENDS - CLASS A..................................     12,724,430            2,808,698         1,155,538
   COST OF SHARES REDEEMED - CLASS A....................................   (758,559,869)        (118,582,175)      (55,521,236)
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A............................    120,805,825          283,273,948        (2,897,122)
                                                                          -------------      ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS.....................            N/A                  N/A               N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS.....................            N/A                  N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS.......................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS...............            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E..........................            N/A                  N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E..........................            N/A                  N/A               N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E............................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E....................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......................            N/A        1,122,030,145(9)  4,895,924,473
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS......................            N/A            1,817,382(9)      8,171,310
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........................            N/A       (2,143,548,060)(9)(4,862,198,765)
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS................            N/A       (1,019,700,533)(9)    41,897,018
                                                                          -------------      ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS....................            N/A                  N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS....................            N/A                  N/A               N/A
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS......................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS..............            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS...................................    120,800,212         (736,310,178)       38,998,842
                                                                          =============      ===============   ===============
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS.......................................................   $445,252,162         $324,451,950    $1,060,762,128
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A................................................    866,641,264          397,894,582        51,468,576
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A.................     12,724,430            2,808,698         1,155,538
   SHARES REDEEMED - CLASS A............................................   (758,559,869)        (117,425,136)      (55,521,236)
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A.................    120,805,825          283,278,144        (2,897,122)
                                                                          -------------      ---------------   ---------------
   SHARES SOLD - ADMINISTRATIVE CLASS...................................            N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS....            N/A                  N/A               N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS...............................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
   SHARES SOLD - CLASS B/CLASS E........................................            N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.........            N/A                  N/A               N/A
   SHARES REDEEMED - CLASS B/CLASS E....................................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                     N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
   SHARES SOLD - INSTITUTIONAL CLASS....................................            N/A        1,123,182,803(9)  4,895,924,473
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS.....            N/A            1,817,382(9)      8,171,310
   SHARES REDEEMED - INSTITUTIONAL CLASS................................            N/A       (2,144,579,032)(9)(4,862,198,765)
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                 N/A       (1,019,578,847)(9)    41,897,018
                                                                          -------------      ---------------   ---------------
   SHARES SOLD - CLASS S/SERVICE CLASS..................................            N/A                  N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS...            N/A                  N/A               N/A
   SHARES REDEEMED - CLASS S/SERVICE CLASS..............................            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS...            N/A                  N/A               N/A
                                                                          -------------      ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...................             $0                   $0         $(126,904)
                                                                          =============      ===============   ===============

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       100% TREASURY MONEY MARKET FUND
                                                                         -----------------------------------------------------------
                                                                                 FOR THE          FOR THE TEN              FOR THE
                                                                              YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                                          MARCH 31, 2001     MARCH 31, 2000(6)         MAY 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................................   1,704,296,646     $  1,548,548,589      $  1,440,515,062
OPERATIONS:
   NET INVESTMENT INCOME................................................     101,697,374           66,843,765            69,668,576
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS......................       1,399,867             (856,341)              101,345
                                                                         ---------------     ----------------      ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................     103,097,241           65,987,424            69,769,921
                                                                         ---------------     ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A...........................................................      (3,068,343)             (18,741)(1)               N/A
      ADMINISTRATIVE CLASS..............................................             N/A                  N/A                   N/A
      CLASS B...........................................................             N/A                  N/A                   N/A
      INSTITUTIONAL CLASS...............................................             N/A                  N/A                   N/A
      S SHARES/SERVICE CLASS............................................     (98,629,031)         (66,825,024)          (69,668,576)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A...........................................................               0                    0(1)                N/A
      ADMINISTRATIVE CLASS..............................................             N/A                  N/A                   N/A
      CLASS B...........................................................             N/A                  N/A                   N/A
      INSTITUTIONAL CLASS...............................................             N/A                  N/A                   N/A
      S SHARES/SERVICE CLASS............................................               0                    0              (536,906)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................................     295,536,066            2,321,689(1)                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A..................................       2,808,718               18,157(1)                N/A
   COST OF SHARES REDEEMED - CLASS A....................................    (202,184,972)            (293,242)(1)               N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A............................      96,159,812            2,046,604(1)                N/A
                                                                         ---------------     ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS.....................             N/A                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS.....................             N/A                  N/A                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS.......................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS...............             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E..........................             N/A                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E..........................             N/A                  N/A                   N/A
   COST OF SHARES REDEEMED - CLASS B/CLASS E............................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E....................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......................             N/A                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS......................             N/A                  N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS....................  12,056,886,644       18,415,108,001        19,545,459,290
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS....................      23,896,280            9,266,578            20,981,138
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS...................... (11,529,761,537)     (18,269,816,785)      (19,457,971,340)
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS..............     551,021,387          154,557,794           108,469,088
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN NET ASSETS...................................     648,581,066          155,748,057           108,033,527
                                                                         ===============     ================      ================

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS.......................................................  $2,352,877,712    $   1,704,296,646     $   1,548,548,589
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A................................................     295,536,066            2,321,689(1)                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A.................       2,808,718               18,157(1)                N/A
   SHARES REDEEMED - CLASS A............................................    (202,184,972)            (293,242)(1)               N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A.................      96,159,812            2,046,604(1)                N/A
                                                                         ---------------     ----------------      ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS...................................             N/A                  N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS....             N/A                  N/A                   N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS...............................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                 N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   SHARES SOLD - CLASS B/CLASS E........................................             N/A                  N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.........             N/A                  N/A                   N/A
   SHARES REDEEMED - CLASS B/CLASS E....................................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                      N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   SHARES SOLD - INSTITUTIONAL CLASS....................................             N/A                  N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS.....             N/A                  N/A                   N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS................................             N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                  N/A                  N/A                   N/A
                                                                         ---------------     ----------------      ----------------
   SHARES SOLD - CLASS S/SERVICE CLASS..................................  12,056,886,644       18,415,108,001        19,545,459,290
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS...      23,896,280            9,266,578            20,981,138
   SHARES REDEEMED - CLASS S/SERVICE CLASS.............................. (11,529,761,537)     (18,269,816,785)      (19,457,971,340)
                                                                         ---------------     ----------------      ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS...     551,021,387          154,557,794           108,469,088
                                                                         ---------------     ----------------      ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...................        $168,885             $168,885                    $0
                                                                         ===============     ================      ================


MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             TREASURY PLUS MONEY  MARKET FUND
                                                                          -----------------------------------------
                                                                                  FOR THE                   FOR THE
                                                                               YEAR ENDED                YEAR ENDED
                                                                           MARCH 31, 2001            MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.................................................  $ 1,150,181,439          $  2,170,334,965
OPERATIONS:
   NET INVESTMENT INCOME................................................       69,677,991                83,531,165
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS......................          158,137                   (61,221)
                                                                          ---------------          ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................       69,836,128                83,469,944
                                                                          ---------------          ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A...........................................................      (69,677,991)              (36,085,306)
      ADMINISTRATIVE CLASS..............................................              N/A                (2,208,198)(8)
      CLASS B...........................................................              N/A               (13,974,099)(7)
      INSTITUTIONAL CLASS...............................................              N/A               (18,902,234)(8)
      S SHARES/SERVICE CLASS............................................              N/A               (12,361,328)(8)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
      CLASS A...........................................................                0                         0
      ADMINISTRATIVE CLASS..............................................              N/A                     N/A(8)
      CLASS B...........................................................              N/A                       N/A
      INSTITUTIONAL CLASS...............................................              N/A                     N/A(8)
      S SHARES/SERVICE CLASS............................................              N/A                     N/A(8)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A..................................    4,813,266,733             3,231,239,832
   REINVESTMENT OF DIVIDENDS - CLASS A..................................       12,827,513                 5,214,454
   COST OF SHARES REDEEMED - CLASS A....................................   (4,408,383,353)           (2,630,129,980)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A............................      417,710,893               606,324,306
                                                                          ---------------          ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS.....................              N/A                85,867,402(8)
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS.....................              N/A                 2,358,799(8)
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS.......................              N/A              (188,319,974)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS...............              N/A              (100,093,773)(8)
                                                                          ---------------          ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B/CLASS E..........................              N/A               841,125,549(7)
   REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E..........................              N/A                         0(7)
   COST OF SHARES REDEEMED - CLASS B/CLASS E............................              N/A            (1,425,568,024)(7)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B/CLASS E....................              N/A              (584,442,475)(7)
                                                                          ---------------          ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS......................              N/A            30.435,823,746(8)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS......................              N/A                 8,073,323(8)
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS........................              N/A           (30,937,890,268)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS................              N/A              (493,993,199)(8)
                                                                          ---------------          ----------------
   PROCEEDS FROM SHARES SOLD - CLASS S/SERVICE CLASS....................              N/A             1,962,443,790(8)
   REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS....................              N/A                 4,541,738(8)
   COST OF SHARES REDEEMED - CLASS S/SERVICE CLASS......................              N/A            (2,414,872,692)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS S/SERVICE CLASS..............              N/A              (447,887,164)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN NET ASSETS...................................      417,869,030            (1,020,153,526)
                                                                          ===============          ================
NET ASSETS
------------------------------------------------------------------------- -----------------------------------------
ENDING NET ASSETS.......................................................  $ 1,568,050,469         $   1,150,181,439
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A................................................    4,813,266,733             3,231,234,356
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A.................       12,827,513                 5,214,454
   SHARES REDEEMED - CLASS A............................................   (4,408,383,353)           (2,630,130,030)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A.................      417,710,893               606,318,780
                                                                          ---------------          ----------------
   SHARES SOLD - ADMINISTRATIVE CLASS...................................              N/A                85,867,402(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS....              N/A                 2,358,799(8)
   SHARES REDEEMED - ADMINISTRATIVE CLASS...............................              N/A              (188,320,696)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                  N/A              (100,094,495)(8)
                                                                          ---------------          ----------------
   SHARES SOLD - CLASS B/CLASS E........................................              N/A               841,125,549(7)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B/CLASS E.........              N/A                         0(7)
   SHARES REDEEMED - CLASS B/CLASS E....................................              N/A            (1,425,570,489)(7)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B/CLASS E                       N/A              (584,444,940)(7)
                                                                          ---------------          ----------------
   SHARES SOLD - INSTITUTIONAL CLASS....................................              N/A           30,435,823,746(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS.....              N/A                 8,073,323(8)
   SHARES REDEEMED - INSTITUTIONAL CLASS................................              N/A           (30,938,020,810)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                   N/A             (494,123,741)(8)
                                                                          ---------------          ----------------
   SHARES SOLD - CLASS S/SERVICE CLASS..................................              N/A             1,962,443,790(8)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS S/SERVICE CLASS...              N/A                 4,541,738(8)
   SHARES REDEEMED - CLASS S/SERVICE CLASS..............................              N/A            (2,414,888,553)(8)
                                                                          ---------------          ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS S/SERVICE CLASS...              N/A              (447,903,025)(8)
                                                                          ---------------          ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME...................               $0                        $0
                                                                          ===============          ================

MONEY MARKET FUNDS                           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1)   This class of shares commenced operations on November 8, 1999.

(2)   This fund commenced operations on August 14, 2000.

(3) "Proceeds from shares sold" includes $59,954,527 for Class A, and "Shares sold" includes 59,955,742 for Class A as a result of the consolidation of the Stagecoach Government Money Market Fund.

(4) "Proceeds from shares sold" includes $993,575,038 for Class A, and "Shares sold" includes 993,575,038 for Class A as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund. "Proceeds from shares sold" includes $578,292,460 for Class A, and "Shares sold" includes 578,398,886 for Class A as a result of the consolidation of the Stagecoach Prime Money Market Fund. "Proceeds from shares sold" includes $2,137,068 for Class B, and "Shares sold" includes 2,137,109 for Class B as a result of the consolidation of the Norwest Advantage Ready Cash Investment Fund.

(5)   Class S became Class B on November 8, 1999.

(6) "Proceeds from shares sold" includes $95,768,949 for Class A, and "Shares sold" includes 95,773,144 for Class A as a result of the consolidation of the Stagecoach National Tax-Free Money Market Fund.

(7)   Class E became Class A on November 8, 1999.

(8) Administrative, Institutional and Service class shares of the Stagecoach Treasury Plus Money Market Fund merged into the Wells Fargo Treasury Plus Institutional Money Market Fund on November 8, 1999.

(9) This Class of shares merged into the National Tax Free Institutional Money Market Fund on November 8, 1999.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                NET REALIZED
                                         BEGINNING                       AND    DIVIDENDS
                                         NET ASSET        NET     UNREALIZED     FROM NET
                                         VALUE PER INVESTMENT GAIN (LOSS) ON   INVESTMENT
                                             SHARE     INCOME    INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.03           0.00       (0.03)
APRIL 1, 1999 TO MARCH 31, 2000........      $1.00       0.02           0.00       (0.02)
APRIL 1, 1998 TO MARCH 31, 1999........      $1.00       0.02           0.00       (0.02)
APRIL 1, 1997 TO MARCH 31, 1998........      $1.00       0.03           0.00       (0.03)
OCTOBER 1, 1996 TO MARCH 31, 1997(2)...      $1.00       0.01           0.00       (0.01)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996..      $1.00       0.02           0.00       (0.02)

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.06           0.00       (0.06)
NOVEMBER 8, 1999(3) TO MARCH 31, 2000..      $1.00       0.02           0.00       (0.02)

MINNESOTA MONEY MARKET FUND(5)
-----------------------------------------------------------------------------------------
CLASS A
AUGUST 14, 2000(3) TO MARCH 31, 2001...      $1.00       0.02           0.00       (0.02)

MONEY MARKET FUND
-----------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.06           0.00       (0.06)
APRIL 1, 1999 TO MARCH 31, 2000........      $1.00       0.05           0.00       (0.05)
APRIL 1, 1998 TO MARCH 31, 1999........      $1.00       0.05           0.00       (0.05)
APRIL 1, 1997 TO MARCH 31, 1998........      $1.00       0.05           0.00       (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997(2)...      $1.00       0.02           0.00       (0.02)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996..      $1.00       0.03           0.00       (0.03)

CLASS B
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.05           0.00       (0.05)
APRIL 1, 1999 TO MARCH 31, 2000(4).....      $1.00       0.04           0.00       (0.04)
APRIL 1, 1998 TO MARCH 31, 1999........      $1.00       0.04           0.00       (0.04)
APRIL 1, 1997 TO MARCH 31, 1998........      $1.00       0.04           0.00       (0.04)
OCTOBER 1, 1996 TO MARCH 31, 1997(2)...      $1.00       0.02           0.00       (0.02)
JANUARY 1, 1996 TO SEPTEMBER 30, 1996..      $1.00       0.03           0.00       (0.03)

NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.04           0.00       (0.04)
JUNE 1, 1999 TO MARCH 31, 2000(5)......      $1.00       0.03           0.00       (0.03)
JUNE 1, 1998 TO MAY 31, 1999...........      $1.00       0.03           0.00       (0.03)
JUNE 1, 1997 TO MAY 31, 1998...........      $1.00       0.03           0.00       (0.03)
JUNE 1, 1996 TO MAY 31, 1997...........      $1.00       0.03           0.00       (0.03)
JUNE 1, 1995 TO MAY 31, 1996...........      $1.00       0.03           0.00       (0.03)

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.05           0.00       (0.05)
NOVEMBER 8, 1999(3) TO MARCH 31, 2000..      $1.00       0.02           0.00       (0.02)

TREASURY PLUS MONEY MARKET FUND(6)
-----------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001........      $1.00       0.05           0.00       (0.05)
APRIL 1, 1999 TO MARCH 31, 2000........      $1.00       0.04           0.00       (0.04)
APRIL 1, 1998 TO MARCH 31, 1999........      $1.00       0.05           0.00       (0.05)
APRIL 1, 1997 TO MARCH 31, 1998........      $1.00       0.05           0.00       (0.05)
OCTOBER 1, 1996 TO MARCH 31, 1997(2)...      $1.00       0.02           0.00       (0.02)
OCTOBER 1, 1995(3) TO SEPTEMBER 30,1996      $1.00       0.05           0.00       (0.05)

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                 ----------------------------------------
                                       DISTRIBUTIONS       ENDING
                                            FROM NET    NET ASSET                                                      NET ASSETS AT
                                            REALIZED    VALUE PER NET INVESTMENT       NET       GROSS      TOTAL      END OF PERIOD
                                               GAINS        SHARE         INCOME  EXPENSES EXPENSES(1)     RETURN    (000'S OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          2.93%     0.65%       0.77%      2.99%        $ 2,528,345
APRIL 1, 1999 TO MARCH 31, 2000.......          0.00        $1.00          2.48%     0.65%       0.96%      2.51%        $ 2,464,890
APRIL 1, 1998 TO MARCH 31, 1999.......          0.00        $1.00          2.46%     0.65%       1.03%      2.49%        $ 2,246,123
APRIL 1, 1997 TO MARCH 31, 1998.......          0.00        $1.00          2.85%     0.65%       1.05%      2.91%        $ 2,118,881
OCTOBER 1, 1996 TO MARCH 31, 1997(2)..          0.00        $1.00          2.72%     0.65%       1.03%      1.36%        $ 1,384,310
JANUARY 1, 1996 TO SEPTEMBER 30, 1996.          0.00        $1.00          2.69%     0.65%       1.02%      2.04%        $ 1,161,431

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          5.69%     0.75%       0.81%      5.70%        $    72,460
NOVEMBER 8, 1999(3) TO MARCH 31, 2000.          0.00        $1.00          4.99%     0.75%       0.81%      1.99%        $    58,960

MINNESOTA MONEY MARKET FUND(5)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
AUGUST 14, 2000(3) TO MARCH 31, 2001..          0.00        $1.00          2.53%     0.51%       0.56%      2.07%        $   113,871

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          5.60%     0.76%       0.95%      5.77%        $14,406,458
APRIL 1, 1999 TO MARCH 31, 2000.......          0.00        $1.00          4.78%     0.75%       1.01%      4.84%        $13,441,754
APRIL 1, 1998 TO MARCH 31, 1999.......          0.00        $1.00          4.67%     0.75%       0.93%      4.79%        $ 9,137,812
APRIL 1, 1997 TO MARCH 31, 1998.......          0.00        $1.00          4.95%     0.75%       0.93%      5.07%        $ 6,711,584
OCTOBER 1, 1996 TO MARCH 31, 1997(2)..          0.00        $1.00          4.71%     0.75%       0.90%      2.36%        $ 4,640,148
JANUARY 1, 1996 TO SEPTEMBER 30, 1996.          0.00        $1.00          4.66%     0.75%       0.88%      3.55%        $ 3,799,908
CLASS B
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          4.86%     1.51%       1.69%      4.99%        $ 2,493,119
APRIL 1, 1999 TO MARCH 31, 2000(4)....          0.00        $1.00          4.06%     1.46%       1.65%      4.10%        $ 1,736,843
APRIL 1, 1998 TO MARCH 31, 1999.......          0.00        $1.00          4.01%     1.42%       1.62%      4.10%        $ 1,158,589
APRIL 1, 1997 TO MARCH 31, 1998.......          0.00        $1.00          4.28%     1.42%       1.62%      4.37%        $   951,172
OCTOBER 1, 1996 TO MARCH 31, 1997(2)..          0.00        $1.00          4.02%     1.43%       1.56%      2.02%        $   707,781
JANUARY 1, 1996 TO SEPTEMBER 30, 1996.          0.00        $1.00          3.98%     1.42%       1.55%      3.03%        $   699,231

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          3.47%     0.65%       0.81%      3.57%        $   445,252
JUNE 1, 1999 TO MARCH 31, 2000(5).....          0.00        $1.00          2.96%     0.65%       0.87%      2.84%        $   324,452
JUNE 1, 1998 TO MAY 31, 1999..........          0.00        $1.00          2.72%     0.65%       0.86%      2.76%        $    41,174
JUNE 1, 1997 TO MAY 31, 1998..........          0.00        $1.00          3.13%     0.65%       0.83%      3.18%        $    44,070
JUNE 1, 1996 TO MAY 31, 1997..........          0.00        $1.00          3.01%     0.65%       0.87%      3.08%        $    54,616
JUNE 1, 1995 TO MAY 31, 1996..........          0.00        $1.00          3.25%     0.65%       0.88%      3.31%        $    57,021

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          5.28%     0.65%       0.74%      5.39%        $    98,260
NOVEMBER 8, 1999(3) TO MARCH 31, 2000.          0.00        $1.00          4.89%     0.65%       0.82%      1.89%        $     2,047

TREASURY PLUS MONEY MARKET FUND(6)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2000 TO MARCH 31, 2001.......          0.00        $1.00          5.47%     0.65%       0.80%      5.64%        $ 1,568,050
APRIL 1, 1999 TO MARCH 31, 2000.......          0.00        $1.00          4.56%     0.65%       0.82%      4.20%        $ 1,150,181
APRIL 1, 1998 TO MARCH 31, 1999.......          0.00        $1.00          4.50%     0.65%       0.79%      4.62%        $   543,903
APRIL 1, 1997 TO MARCH 31, 1998.......          0.00        $1.00          4.93%     0.62%       0.85%      5.06%        $   381,594
OCTOBER 1, 1996 TO MARCH 31, 1997(2)..          0.00        $1.00          4.81%     0.55%       0.75%      2.42%        $    66,486
OCTOBER 1, 1995(3) TO SEPTEMBER 30, 1996        0.00        $1.00          4.96%     0.55%       0.67%      4.95%        $    53,706

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)  The Fund changed its fiscal year-end from September 30 to March 31.

(3)  Commencement of operations.

(4) This class of shares was redesignated from Class S to Class B on November 8, 1999.

(5)  The Fund changed its fiscal year-end from May 31 to March 31.

(6) The Fund operated as a portfolio of Pacific American Funds through October 1, 1994, when it was reorganized as the Pacific American U.S. Treasury Portfolio, a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the Pacifica Treasury Money Market Fund, and on September 6, 1996, the Fund was reorganized as a series of Stagecoach Funds, Inc. In conjunction with the September 6, 1996 reorganization, Wells Fargo Bank, N.A. assumed investment advisory responsibilities. Prior to April 1, 1996, First Interstate Capital Management, Inc. (FICM) served as the Fund's adviser. In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------


     NOTES TO FINANCIAL STATEMENTS
     ---------------------------------------------------------------------------

1.   ORGANIZATION

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

          Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through an exchange of shares as follows:

      Stagecoach Fund                           Norwest Advantage Fund                 Wells Fargo Fund
      CALIFORNIA TAX-FREE MONEY MARKET                                         CALIFORNIA TAX-FREE MONEY
        FUND (A)*                                                                MARKET FUND

      GOVERNMENT MONEY MARKET              U.S. GOVERNMENT FUND*               GOVERNMENT MONEY MARKET FUND
        FUND (A)

      MONEY MARKET FUND (A,S)*             READY CASH INVESTMENT FUND (A,B)    MONEY MARKET FUND

      PRIME MONEY MARKET FUND (A)

      NATIONAL TAX-FREE MONEY MARKET       MUNICIPAL MONEY MARKET FUND (A)*    NATIONAL TAX-FREE MONEY MARKET
        FUND (A)                                                                 FUND

                                           TREASURY FUND (SVC)*                100% TREASURY MONEY MARKET FUND

      TREASURY PLUS MONEY MARKET                                               TREASURY PLUS MONEY MARKET FUND
        FUND (A, E)*

   *  ACCOUNTING SURVIVOR

          In the Consolidation, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Stagecoach Government Money Market Fund and Norwest Advantage U.S. Government Fund. The Stagecoach Government Money Market Fund exchanged its 59,955,742 shares for 59,955,742 shares of the Wells Fargo Government Money Market Fund.

          In the Consolidation, the Wells Fargo Money Market Fund acquired all of the A and S share class net assets of the Stagecoach Money Market Fund, the net assets of the A share class of the Stagecoach Prime Money Market Fund, and the net assets of the A and B share classes of the Norwest Advantage Ready Cash Investment Fund. Concurrent with this Consolidation, Class S shares of the Stagecoach Money Market Fund were converted into Class B shares of the Wells Fargo Money Market Fund. The A share class of the Stagecoach Prime Money Market Fund exchanged its 578,398,886 shares for 578,398,886 shares of the Wells Fargo Money Market Fund. The A and B share classes of the Norwest Advantage Ready Cash Investment Fund exchanged their 995,712,147 shares for 995,712,147 shares of the Wells Fargo Money Market Fund.

          In the Consolidation, the Wells Fargo National Tax-Free Money Market Fund acquired all of the assets of the A share class of the Stagecoach National Tax-Free Money Market Fund and all of the assets of the A share class of the Norwest Advantage Municipal Money Market Fund. The A share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 95,773,144 shares for 95,773,144 shares of the Wells Fargo National Tax-Free Money Market Fund.

          The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer a single class of shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential distribution rights. Differences in per share distribution rates generally result from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

          The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

          Each Fund, with exception of the California Tax-Free Money Market Fund, Minnesota Money Market Fund, National Tax-Free Money Market Fund and 100% Treasury Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

          Distributions to shareholders from net investment income are declared daily and distributed monthly.

          Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

          Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

          On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                Undistributed
                                                Net Realized
      Fund                                       Gain/(Loss)     Paid-in Capital
      GOVERNMENT MONEY MARKET FUND                (122,756)          122,756
      MONEY MARKET FUND                           (364,265)          364,265

FEDERAL INCOME TAXES

          Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

          The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                            Capital Loss
      Fund                                                 Year Expires     Carryforwards
      GOVERNMENT MONEY MARKET FUND                              2008          $ 96,580
      CALIFORNIA TAX-FREE MONEY MARKET FUND                     2003             1,017
                                                                2005           144,877
                                                                2006            25,929
                                                                2007           358,279
                                                                2008            10,810
      NATIONAL TAX-FREE MONEY MARKET FUND                       2008                 4
                                                                2009              5613

3.   ADVISORY FEES

          The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                            % of Average Daily Net Assets
      CALIFORNIA TAX-FREE MONEY MARKET FUND                          0.30
      GOVERNMENT MONEY MARKET FUND                                   0.35
      MINNESOTA MONEY MARKET FUND                                    0.30
      MONEY MARKET FUND                                              0.40
      NATIONAL TAX-FREE MONEY MARKET FUND                            0.25
      100% TREASURY MONEY MARKET FUND                                0.35
      TREASURY PLUS MONEY MARKET FUND                                0.35

          Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.

          Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   DISTRIBUTION FEES

          The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund's Class B shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Money Market Fund for the year ended March 31, 2001 were $16,290,835.

5.   ADMINISTRATION FEES

          The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6.   TRANSFER AGENT FEES

          The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

7.   SHAREHOLDER SERVICING FEES

          The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.

          The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 2001 were as follows:

                                                                                           Service
      Fund                                                 Class A          Class B         Class
      CALIFORNIA TAX-FREE MONEY MARKET FUND              $5,893,998            N/A            $ 0
      GOVERNMENT MONEY MARKET FUND                          157,809            N/A              0
      MINNESOTA MONEY MARKET FUND                           126,564            N/A            N/A
      MONEY MARKET FUND                                  33,871,843     $5,430,279            N/A
      NATIONAL TAX-FREE MONEY MARKET FUND                   915,402            N/A            N/A
      100% TREASURY MONEY MARKET FUND                       145,764            N/A              0
      TREASURY PLUS MONEY MARKET FUND                     3,172,788            N/A            N/A

8.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

          Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

          In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

          Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 115,316 shares of the California Tax-Free Money Market Fund Class A, 27 shares of the Government Money Market Fund Class A, 1,706,495 shares of the Money Market Fund Class A, 110 shares of the National Tax-Free Money Market Fund Class A, 10,464 shares of the 100% Treasury Money Market Fund Class A, and 142,056 shares of the Treasury Plus Money Market Fund Class A.

NOTES TO FINANCIAL STATEMENTS                                 MONEY MARKET FUNDS
--------------------------------------------------------------------------------

9.   WAIVED FEES AND REIMBURSED EXPENSES

          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2001, were waived by Funds Management.

                                                          Total Fees Waived by
      Fund                                                  Funds Management
      CALIFORNIA TAX-FREE MONEY MARKET FUND                    $3,012,244
      GOVERNMENT MONEY MARKET FUND                              1,940,811
      MINNESOTA MONEY MARKET FUND                                  42,087
      MONEY MARKET FUND                                        28,366,122
      NATIONAL TAX-FREE MONEY MARKET FUND                         596,127
      100% TREASURY MONEY MARKET FUND                           1,653,528
      TREASURY PLUS MONEY MARKET FUND                           1,927,384

MONEY MARKET FUNDS                                  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

     TO THE CLASS A AND B SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST

          We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, 100% Treasury Money Market Fund and Treasury Plus Money Market Fund (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

     /s/KPMG LLP

     San Francisco, California
     May 11, 2001

TAX INFORMATION (UNAUDITED)                                   MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     TAX INFORMATION (UNAUDITED)
     ---------------------------------------------------------------------------

          For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under
     Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

          For federal income tax purposes, the Minnesota Money Market Fund and the National Tax-Free Money Market Fund designate 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.

          For California income tax purposes, the 100% Treasury Money Market Fund and the Treasury Plus Money Market Fund designate 100% and 37.81%, respectively, of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

MONEY MARKET FUNDS                                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

          The following is a list of common abbreviations for terms and entities which may have appeared in this report.

          ABAG       - ASSOCIATION OF BAY AREA GOVERNMENTS
          ADR        - AMERICAN DEPOSITORY RECEIPTS
          AMBAC      - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
          AMT        - ALTERNATIVE MINIMUM TAX
          ARM        - ADJUSTABLE RATE MORTGAGES
          BART       - BAY AREA RAPID TRANSIT
          CDA        - COMMUNITY DEVELOPMENT AUTHORITY
          CDSC       - CONTINGENT DEFERRED SALES CHARGE
          CGIC       - CAPITAL GUARANTY INSURANCE COMPANY
          CGY        - CAPITAL GUARANTY CORPORATION
          CMT        - CONSTANT MATURITY TREASURY
          COFI       - COST OF FUNDS INDEX
          Connie Lee - CONNIE LEE INSURANCE COMPANY
          COP        - CERTIFICATE OF PARTICIPATION
          CP         - COMMERCIAL PAPER
          CTF        - COMMON TRUST FUND
          DW&P       - DEPARTMENT OF WATER & POWER
          DWR        - DEPARTMENT OF WATER RESOURCES
          EDFA       - EDUCATION FINANCE AUTHORITY
          FGIC       - FINANCIAL GUARANTY INSURANCE CORPORATION
          FHA        - FEDERAL HOUSING AUTHORITY
          FHLB       - FEDERAL HOME LOAN BANK
          FHLMC      - FEDERAL HOME LOAN MORTGAGE CORPORATION
          FNMA       - FEDERAL NATIONAL MORTGAGE ASSOCIATION
          FRN        - FLOATING RATE NOTES
          FSA        - FINANCIAL SECURITY ASSURANCE, INC
          GNMA       - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
          GO         - GENERAL OBLIGATION
          HFA        - HOUSING FINANCE AUTHORITY
          HFFA       - HEALTH FACILITIES FINANCING AUTHORITY
          IDA        - INDUSTRIAL DEVELOPMENT AUTHORITY
          LIBOR      - LONDON INTERBANK OFFERED RATE
          LLC        - LIMITED LIABILITY CORPORATION
          LOC        - LETTER OF CREDIT
          LP         - LIMITED PARTNERSHIP
          MBIA       - MUNICIPAL BOND INSURANCE ASSOCIATION
          MFHR       - MULTI-FAMILY HOUSING REVENUE
          MUD        - MUNICIPAL UTILITY DISTRICT
          MTN        - MEDIUM TERM NOTE
          PCFA       - POLLUTION CONTROL FINANCE AUTHORITY
          PCR        - POLLUTION CONTROL REVENUE
          PFA        - PUBLIC FINANCE AUTHORITY
          PLC        - PRIVATE PLACEMENT
          PSFG       - PUBLIC SCHOOL FUND GUARANTY
          RAW        - REVENUE ANTICIPATION WARRANTS
          RDA        - REDEVELOPMENT AUTHORITY
          RDFA       - REDEVELOPMENT FINANCE AUTHORITY
          R&D        - RESEARCH & DEVELOPMENT
          SFMR       - SINGLE FAMILY MORTGAGE REVENUE
          STEERS     - STRUCTURED ENHANCED RETURN TRUST
          TBA        - TO BE ANNOUNCED
          TRAN       - TAX REVENUE ANTICIPATION NOTES
          USD        - UNIFIED SCHOOL DISTRICT
          V/R        - VARIABLE RATE
          WEBS       - WORLD EQUITY BENCHMARK SHARES#

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.






DATED MATERIAL
PLEASE EXPEDITE


                                                              ------------------
[WELLS FARGO FUNDS LOGO]                                          Presorted
                                                               First-Class Mail
P.O. Box 8266                                                     U.S. Postage
Boston, MA 02266-8266                                                PAID
                                                               Permit No. 2145
                                                                  Newark, NJ
                                                              ------------------



                                                                   AR 001 (3/01)

                            [WELLS FARGO FUNDS LOGO]

ANNUAL REPORT



WELLS FARGO
MONEY MARKET FUNDS


MARCH 31, 2001
[GRAPHIC]

                      INSTITUTIONAL CLASS
                      CASH INVESTMENT MONEY MARKET FUND
                      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

                                                              MONEY MARKET FUNDS
-------------------------------------------------------------------------------



TABLE OF CONTENTS

LETTER TO SHAREHOLDER........................................     1
--------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------
   CASH INVESTMENT MONEY MARKET FUND.........................     2
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.........     4
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND.............     6

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------
   CASH INVESTMENT MONEY MARKET FUND.........................     8
   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.........    12
   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND.............    23

FINANCIAL STATEMENTS
--------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES......................    24
   STATEMENTS OF OPERATIONS..................................    25
   STATEMENTS OF CHANGES IN NET ASSETS.......................    26
   NOTES TO STATEMENTS OF CHANGES IN NET ASSETS..............    28
   FINANCIAL HIGHLIGHTS......................................    30

NOTES TO FINANCIAL STATEMENTS................................    33
--------------------------------------------------------------------
INDEPENDENT AUDITORS REPORT..................................    37
--------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)..................................    38
--------------------------------------------------------------------
LIST OF ABBREVIATIONS........................................    39
--------------------------------------------------------------------



            ---------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
            ---------------------------------------------------------

                                                              MONEY MARKET FUNDS
--------------------------------------------------------------------------------


DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.
     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.
     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
--------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.
     Thank you for investing in WELLS FARGO FUNDS.


   Sincerely,

/s/ Michael J. Hogan


   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

MONEY MARKET FUNDS                                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------


CASH INVESTMENT MONEY MARKET FUND --
INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.
ADVISOR
   Wells Fargo Funds Management, LLC
SUB-ADVISOR
   Wells Capital Management Incorporated
FUND MANAGERS
   Dave Sylvester
   Laurie White
INCEPTION DATE
   10/14/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned 6.38%(1) for the one-year period ended March 31, 2001. The Fund outperformed its peer group, the iMoneyNet First Tier Institutional Money Fund Average(2) which returned 6.20%. The Fund's Institutional Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted on their commercial paper and are held by other money market funds.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET FUNDS
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                                                6-Month*  1-Year    5-Year   10 Year
-----------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                            3.09     6.38      5.48     4.95
-----------------------------------------------------------------------------------------------------
   BENCHMARK
-----------------------------------------------------------------------------------------------------
     IMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE        3.05     6.20      5.42     4.96
-----------------------------------------------------------------------------------------------------

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
--------------------------------------------------------
   7-DAY CURRENT YIELD                       5.20%
--------------------------------------------------------
   7-DAY COMPOUND YIELD                      5.34%
--------------------------------------------------------
   30-DAY SIMPLE YIELD                       5.33%
--------------------------------------------------------
   30-DAY COMPOUND YIELD                     5.47%

FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
--------------------------------------------------------
   AVERAGE MATURITY                         63 DAYS
--------------------------------------------------------
   NUMBER OF HOLDINGS                      143
--------------------------------------------------------

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
-----------------------------------------------------
Commercial Paper                                  55%
Floating/Variable Rate Notes/Bonds              13%
Certificates of Deposit                           12%
Corporate Bonds                                    9%
Asset-Backed Securities                            3%
Repurchase Agreements                              3%
Time Deposits                                      3%
Banker's Acceptance Notes                          2%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
----------------------------------------------
2-14 days                    27%
15-29 days                   21%
30-59 days                   22%
60-89 days                   10%
90-179 days                   8%
180+ days                    12%




------------------------------------------------------------------------------

    The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

    Performance shown for the Institutional Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commerical paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                       PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------


     NATIONAL TAX-FREE INSTITUTIONAL
     MONEY MARKET FUND -- INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.
ADVISOR
   Wells Fargo Funds Management, LLC
SUB-ADVISOR
   Wells Capital Management Incorporated
FUND MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA
INCEPTION DATE
   01/07/88

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned 3.93%(1) for the one-year period ended March 31, 2001. The Fund outperformed the iMoneyNet Tax-Free Institutional Money Fund Average(2) which returned 3.70%. The Fund's Institutional Class shares distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year, April 1, 2000, began in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Because of the stock market sell-off, money market funds experienced heavy inflows during the first quarter. This additional demand for securities drove prices higher and yields lower. As a result, fixed-rate securities purchased in the latter half of 2000 performed well, while floating rate notes provided declining incomes, as would be expected in a falling interest rate environment.

     The Fund emphasized high quality and credit safety in selecting securities over the entire period. Although the Fund gave up some yield, it avoided issuers such as Pacific Gas & Electric and Southern California Edison that have defaulted and are held by other money market funds.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET FUNDS
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)
-------------------------------------------------------------------------------

                                                                6-Month*  1-Year    5-Year    10-Year
-------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                            1.86     3.93      3.36      3.16
-------------------------------------------------------------------------------------------------------
   BENCHMARK
-------------------------------------------------------------------------------------------------------
     iMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE          1.78     3.70      3.24      3.14
-------------------------------------------------------------------------------------------------------


* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
----------------------------------------------------------
   7-DAY CURRENT YIELD                       3.48%
----------------------------------------------------------
   7-DAY COMPOUND YIELD                      3.54%
----------------------------------------------------------
   30-DAY SIMPLE YIELD                       3.16%
----------------------------------------------------------
   30-DAY COMPOUND YIELD                     3.21%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-------------------------------------------------------
   WEIGHTED AVERAGE MATURITY                70 DAYS
-------------------------------------------------------
   NUMBER OF HOLDINGS                      264

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2001)
-------------------------------------------------------
Municipal Demand Notes           73%
Municipal Notes                  13%
Municipal Commercial Paper        6%
Municipal Put Bonds               5%
Municipal Bonds                   3%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
---------------------------------------------
2-14 days                    68%
15-29 days                    1%
30-59 days                    4%
60-89 days                    6%
90-179 days                   9%
180+ days                    12%



-------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                                        PERFORMANCE HIGHLIGHTS

     TREASURY PLUS INSTITUTIONAL
     MONEY MARKET FUND -- INSTITUTIONAL CLASS


INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
   The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.
ADVISOR
   Wells Fargo Funds Management, LLC
SUB-ADVISOR
   Wells Capital Management Incorporated
FUND MANAGERS
   Dave Sylvester
   Laurie White
INCEPTION DATE
   10/01/85

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund's Institutional Class shares returned 6.05%(1) for the one-year period ended March 31, 2001. The Fund outperformed its peer group, the iMoneyNet Treasury & Repo Institutional Money Fund Average(2) which returned 5.89%. The Fund's Institutional Class shares distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the federal funds rate to slow the economy and prevent an outbreak of inflation with its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.

     Fixed rate securities purchased in the latter half of 2000 performed well given the rapid decline in rates. However, floating rate securities fell as rates declined.

     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion. This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, fund yields were negatively impacted.

STRATEGIC OUTLOOK
-------------------------------------------------------------------------------
     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of its normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with goals of maintaining stability of principal and meeting shareholder liquidity needs.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET FUNDS

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)

                                                                 6-Month*  1-Year    5-Year   10-Year
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                             2.93     6.05      5.34     4.74
---------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
---------------------------------------------------------------------------------------------------------------------------
     iMONEYNET TREASURY & REPO INSTITUTIONAL MONEY FUND AVERAGE    2.91     5.89      N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

*  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
------------------------------------------------------------
   7-DAY CURRENT YIELD                       4.89%
------------------------------------------------------------
   7-DAY COMPOUND YIELD                      5.01%
------------------------------------------------------------
   30-DAY SIMPLE YIELD                       5.06%
------------------------------------------------------------
   30-DAY COMPOUND YIELD                     5.18%

     FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
---------------------------------------------------------------
   AVERAGE MATURITY                         45 DAYS
---------------------------------------------------------------
   NUMBER OF HOLDINGS                       17

[CHART]

PORTFOLIO COMPOSITION(3)(AS OF MARCH 30, 2001)
---------------------------------------------
Repurchase Agreements          48%
U.S. Treasury Notes            26%
U.S. Treasury Bills            26%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)
---------------------------------------------
2-14 days            52%
15-29 days           26%
30-59 days            3%
60-89 days            2%
90-179 days           1%
180 + days           16%

-------------------------------------------------------------------------------
   The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to
November 8, 1999, reflects performance of the Institutional Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the period
October 1, 1995, through September 6, 1996, reflects performance of the Investor shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio of the Stagecoach Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the Service Class shares of the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

(3) Portfolio holdings are subject to change.

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 3.22%
$205,354,966  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-1++        5.09%        11/27/01   $   205,354,966
 163,401,430  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2000 CLASS A-2          6.68         11/27/01       163,401,430
 134,295,086  WFP TOWER FINANCE CORPORATION++                                              5.41           4/6/01       134,295,086
TOTAL ASSET BACKED SECURITIES (COST $503,051,482)                                                                      503,051,482
                                                                                                                   ---------------
BANK NOTES - 1.60%
 175,000,000  BANK ONE                                                                     6.61          4/26/01       175,000,000
  75,000,000  BANK ONE                                                                     6.65         10/18/01        74,992,235
TOTAL BANK NOTES (COST $249,992,235)                                                                                   249,992,235
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT - 11.61%
  50,000,000  BAYERISCHE LANDESBANK                                                        6.62          4/30/01        50,000,376
 100,000,000  COMMERZBANK, NY                                                              5.80           4/5/01       100,000,000
 153,000,000  COMMERZBANK, NY                                                              6.99          7/17/01       153,022,796
 200,000,000  COMMERZBANK, NY                                                              5.27          1/14/02       200,022,700
  80,000,000  DRESDNER BANK AG                                                             5.25          1/11/02        79,994,010
 100,000,000  HALIFAX PLC                                                                  4.99          4/27/01       100,000,000
 500,000,000  HYPOVEREINSBANK, NY                                                          4.96          4/24/01       500,000,000
  53,000,000  ING BANK NV                                                                  5.27           4/5/01        53,000,068
  30,000,000  MERITA BANK                                                                  6.10           7/3/01        30,000,743
 250,000,000  NATEXIS BANQUE POPULAIRE                                                     5.49          4/20/01       250,000,000
 200,000,000  NORDEUTSCHE LANDESBANK GZ, NY                                                5.54          4/10/01       200,000,000
 100,000,000  SOCIETE GENERALE                                                             5.76           4/9/01       100,000,383
TOTAL CERTIFICATES OF DEPOSIT (COST $1,816,041,076)                                                                  1,816,041,076
                                                                                                                   ---------------
COMMERCIAL PAPER - 55.79%
 100,000,000  ABBOTT LABORATORIES++                                                        5.18##         3/1/02       100,000,000
  70,500,000  AEGON FUNDING**                                                              5.27##        5/14/01        70,072,300
  50,000,000  ALLIED IRISH BANK                                                            5.45##        4/10/01        49,939,444
 157,500,000  ALPINE SECURITIZATION CORPORATION**                                          5.32##         5/2/01       156,810,938
 130,000,000  AMSTEL FUNDING CORPORATION**                                                 5.44##         4/2/01       130,000,000
 319,636,000  AMSTEL FUNDING CORPORATION**                                                 5.37##         5/2/01       318,221,611
 210,000,000  AMSTEL FUNDING CORPORATION**                                                 5.36##        5/15/01       208,673,092
 110,000,000  AQUINAS FUNDING LLC**                                                        5.45##         4/2/01       110,000,000
 100,000,000  ATLANTIS ONE-FUNDING CORPORATION**                                           5.38##        4/27/01        99,629,861
 175,000,000  ATLANTIS ONE-FUNDING CORPORATION**                                           5.37##        4/27/01       174,354,688
  40,000,000  BANC ONE AUSTRALIA                                                           5.31##        5/14/01        39,755,467
 100,000,000  BANC ONE FINANCIAL CORPORATION**                                             5.30##        6/18/01        98,887,778
 200,000,000  BAVARIA TRR**                                                                5.12##        4/11/01       199,744,500
  70,000,000  BAYERISCHE HYPOVEREINS BANK                                                  5.53##        4/11/01        69,904,625
  75,000,000  BILLS SECURITIZATION LIMITED                                                 5.59##        4/10/01        74,908,167
  50,000,000  BILLS SECURITIZATION LIMITED                                                 4.89##         7/9/01        49,344,625
  50,000,000  BILLS SECURITIZATION LIMITED                                                 5.46##         7/9/01        49,278,611
 100,000,000  BILLS SECURITIZATION LIMITED                                                 4.92##        8/27/01        98,035,917
  94,284,000  COMPASS SECURITIZATION LLC**                                                 5.50##         4/2/01        94,284,000
  90,000,000  COMPASS SECURITIZATION LLC**                                                 5.02##        4/24/01        89,725,000
  95,000,000  COMPASS SECURITIZATION LLC**                                                 5.02##        4/26/01        94,683,333
  43,000,000  CROWN POINT CAPITAL COMPANY LLC**                                            5.26##        4/12/01        42,937,411

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$100,000,000  CROWN POINT CAPITAL COMPANY LLC**                                           5.06%##         6/6/01   $   99,097,223
 121,419,000  CROWN POINT CAPITAL COMPANY LLC**                                           4.79##         6/18/01      120,190,611
  50,000,000  CXC INCORPORATED**                                                          5.00##         6/14/01       49,500,153
 101,628,000  DELAWARE FUNDING CORPORATION**                                              5.07##          5/9/01      101,102,611
  70,500,000  DORADA FINANCE INCORPORATED**                                               5.68##         4/17/01       70,335,500
 140,000,000  FALCON ASSET SECURITIZATION CORPORATION**                                   5.07##          5/8/01      139,294,400
 100,000,000  GALICIA BUENOS AIRES FUNDING CORPORATION**                                  4.60##         9/19/01       97,875,000
 101,275,000  GIRO FUNDING CORPORATION**                                                  5.11##          5/2/01      100,847,113
 200,000,000  GREENWICH FUNDING CORPORATION**                                             5.02##         4/23/01      199,416,667
  75,000,000  GREYHAWK FUNDING LLC**                                                      5.45##         5/25/01       74,409,271
 100,000,000  HALOGEN CAPITAL COMPANY LLC**                                               5.71##         4/12/01       99,843,611
 100,000,000  IRISH PERMANENT TREASURY PLC                                                6.57##         4/17/01       99,731,667
 100,000,000  IRISH PERMANENT TREASURY PLC                                                6.58##         4/18/01       99,713,778
  25,000,000  IRISH PERMANENT TREASURY PLC                                                6.66##         4/20/01       24,919,500
  15,142,000  IVORY FUNDING CORPORATION**                                                 5.05##         4/23/01       15,097,571
  94,363,000  IVORY FUNDING CORPORATION**                                                 5.05##         4/26/01       94,046,570
  91,725,000  JUPITER SECURITIZATION CORPORATION**                                        5.00##         4/24/01       91,435,881
  18,610,000  JUPITER SECURITIZATION CORPORATION**                                        5.08##         5/10/01       18,510,799
  79,000,000  K2 (USA) LLC**                                                              6.68##          4/5/01       78,957,406
  25,320,000  K2 (USA) LLC**                                                              6.74##          5/9/01       25,152,150
  47,000,000  K2 (USA) LLC**                                                              5.42##         6/15/01       46,487,961
  56,700,000  K2 (USA) LLC**                                                              5.32##         7/30/01       55,729,140
 100,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                       6.03##          7/6/01       98,456,250
 100,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                       4.65##        12/19/01       96,737,500
 150,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                      5.06##          6/1/01      148,750,001
 125,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                      5.30##         7/25/01      122,953,543
 198,600,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                      4.70##         8/31/01      194,768,124
  85,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                      4.92##         8/31/01       83,286,885
 200,261,000  LONE STAR FUNDING**                                                         5.06##          6/5/01      198,480,904
 180,219,000  LONE STAR FUNDING**                                                         5.07##          6/7/01      178,566,993
 100,000,000  MERRILL LYNCH & COMPANY                                                     5.53##         4/16/01       99,788,056
  93,262,000  MOAT FUNDING LLC**                                                          6.83##         5/15/01       92,536,811
 100,000,000  MOAT FUNDING LLC**                                                          5.33##         5/24/01       99,240,222
 140,000,000  MOAT FUNDING LLC**                                                          5.03##         6/14/01      138,591,912
  63,000,000  MOAT FUNDING LLC**                                                          4.92##         9/14/01       61,614,000
  31,231,000  MONT BLANC CAPITAL CORPORATION**                                            5.12##         4/25/01       31,129,239
 154,743,000  NEPTUNE FUNDING CORPORATION**                                               5.05##         4/30/01      154,137,611
 189,921,000  NEPTUNE FUNDING CORPORATION**                                               5.18##         5/10/01      188,892,578
 100,000,000  NEWPORT FUNDING LLC**                                                       5.55##         4/10/01       99,878,444
  50,000,000  NORDBANKEN (SWEDEN)                                                         5.22##          7/9/01       49,304,472
 100,000,000  PARADIGM FUNDING LLC**                                                      5.50##          4/2/01      100,000,000
 150,000,000  PARADIGM FUNDING LLC**                                                      5.23##         4/12/01      149,783,333
 194,764,000  PARK AVENUE RECEIVABLES CORPORATION**                                       4.99##         4/23/01      194,199,347
  48,463,000  PERRY GLOBAL FUNDING LIMITED**                                              4.91##         6/13/01       47,992,909
  86,507,000  PERRY GLOBAL FUNDING LIMITED**                                              4.80##         6/13/01       85,685,184
 106,023,000  PERRY GLOBAL FUNDING LIMITED**                                              4.86##         6/28/01      104,793,133
 141,486,000  PERRY II FUNDING CORPORATION (ACE)**                                        5.13##         5/18/01      140,569,407

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
COMMERCIAL PAPER (continued)
$ 27,237,000  REPEAT OFFERING SECURITIZATION ENTITY**                                     5.53%##       4/30/01    $    27,121,546
 200,000,000  SALOMON SMITH BARNEY HOLDINGS INCORPORATED                                  4.92##        4/18/01        199,564,444
 125,000,000  SIGMA FINANCE INCORPORATED**                                                5.22##         6/1/01        123,931,250
  65,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLES                                        5.69##         4/6/01         64,959,411
              COOPERATIVE CORPORATION**
  75,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE                                         5.38##         5/2/01         74,668,125
              COOPERATIVE CORPORATION**
  50,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE                                         5.38##         5/4/01         49,764,000
              COOPERATIVE CORPORATION**
  50,000,000  SPINTAB AB                                                                  5.66##        4/17/01         49,883,750
  50,000,000  SURREY FUNDING CORPORATION**                                                5.11##         5/7/01         49,753,542
 102,000,000  SURREY FUNDING CORPORATION**                                                5.12##        5/11/01        101,439,765
 175,000,000  SURREY FUNDING CORPORATION**                                                5.12##        5/14/01        173,964,876
  39,700,000  SURREY FUNDING CORPORATION**                                                5.03##        5/16/01         39,457,389
 190,400,000  SURRY FUNDING CORPORATION**                                                 5.35##        5/17/01        189,143,360
  55,255,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                           5.54##         4/6/01         55,221,417
  95,819,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED**                           5.52##        4/20/01         95,557,893
 150,000,000  TULIP FUNDING**                                                             5.00##        4/26/01        149,502,000
 100,000,000  UBS FINANCIAL DELAWARE                                                      5.50##         4/2/01        100,000,000

TOTAL COMMERCIAL PAPER (COST $8,724,955,577)                                                                         8,724,955,577
                                                                                                                   ---------------
CORPORATE BONDS & NOTES - 9.05%
 100,000,000  BAYER CORPORATION                                                           4.75##        3/19/02         99,972,113
 100,000,000  BEAR STEARNS & COMPANY INCORPORATED                                         5.22##        2/12/02        100,000,000
  50,000,000  CC (USA) INCORPORATED**                                                     7.45##        5/21/01         50,009,000
 113,000,000  H.J. HEINZ COMPANY**                                                        6.82##       11/15/01        113,000,000
 270,000,000  MARSHALL & ISLEY BANK                                                       6.75##        12/3/01        270,000,000
 150,000,000  MERCK & COMPANY INCORPORATED**                                              5.10##        2/22/02        150,000,000
 100,000,000  MERRILL LYNCH & COMPANY                                                     5.27##         2/8/02         99,995,862
 233,000,000  SIGMA FINANCE INCORPORATED**                                                5.28##        2/22/02        233,000,000
 175,000,000  SYNDICATED LOAN FUNDING TRUST++                                             5.00##        4/12/01        175,000,000
 125,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-18                                6.88##       11/13/01        125,000,000

TOTAL CORPORATE BONDS & NOTES (COST $1,415,976,975)                                                                  1,415,976,975
                                                                                                                   ---------------
MUNICIPAL DEMAND NOTES - 0.11%
   7,100,000  DURHAM NC COP SERIES B++                                                    5.20           7/1/03          7,100,000
   8,525,000  KALAMAZOO FUNDING CORPORATION OLD KENT BANK LOC++                           5.17         12/15/26          8,525,000
   1,300,000  PRINCE WILLIAM COUNTY VA TAXABLE NOTES SERIES A                             5.20           3/1/17          1,300,000
              WACHOVIA BANK OF NORTH CAROLINA LOC++
TOTAL MUNICIPAL DEMAND NOTES (COST $16,925,000)                                                                         16,925,000
                                                                                                                   ---------------
TIME DEPOSITS - 3.10%
   5,125,744  BANQUE BRUXELLES LAMBERT, LONDON                                            5.50           4/2/01          5,125,744
 330,000,000  CAISSE DES DEPOTS ET CONSIGNATION, PARIS                                    5.38           4/2/01        330,000,000
 150,000,000  DEUTSCHE BANK, TORONTO                                                      5.44           4/2/01        150,000,000

TOTAL TIME DEPOSITS (COST $485,125,744)                                                                                485,125,744
                                                                                                                   ---------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
FLOATING RATE FUNDING AGREEMENTS - 2.83%
$ 42,250,000  ALLSTATE LIFE INSURANCE COMPANY++                                           6.50%         10/18/01   $    42,250,000
  50,000,000  GE LIFE & ANNUITY++                                                         5.28            7/2/01        50,000,000
  50,000,000  GE LIFE & ANNUITY++                                                         5.32            7/2/01        50,000,000
 250,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY++                            6.52          10/12/01       250,000,000
  50,000,000  UNITED OF OMAHA INSURANCE COMPANY++                                         5.37           6/27/01        50,000,000

FLOATING RATE FUNDING AGREEMENTS (COST $442,250,000)                                                                   442,250,000
                                                                                                                   ---------------
FLOATING RATE NOTES - AGENCY - 0.32%
  50,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                          5.34           3/14/02        50,064,819

FLOATING RATE NOTES - AGENCY (COST $50,064,819)                                                                         50,064,819
                                                                                                                   ---------------
FLOATING RATE NOTES - CORPORATE - 9.67%
  90,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA++                                   4.86           6/26/01        90,000,000
  90,000,000  BAVARIA FUNDING++                                                           5.00           4/20/01        90,000,000
  21,250,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.41            4/9/01        21,249,964
  50,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.21           6/15/01        50,000,000
  85,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.13           1/30/02        85,000,000
 200,000,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.13           3/28/02       200,000,000
 120,100,000  BEAR STEARNS & COMPANY INCORPORATED++                                       5.78            8/1/01       120,174,560
  22,000,000  CHRISTIANIA BANK++                                                          4.75           9/19/01        21,977,402
 100,000,000  GE LIFE & ANNUITY++                                                         5.29          12/27/01       100,000,000
  25,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                          5.85           1/14/02        25,039,428
 150,000,000  GOLDMAN SACHS GROUP INCORPORATED++                                          4.94           3/21/02       150,000,000
 204,000,000  NORTHERN ROCK PLC++                                                         5.23           2/12/02       204,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                              5.15           3/15/02       100,000,000
 100,000,000  SIGMA FINANCE INCORPORATED++**                                              5.26            3/8/02        99,990,687
  15,000,000  SIGMA FINANCE INCORPORATED++**                                              5.04            6/7/01        15,001,226
  75,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-17++                              5.29          11/13/01        75,000,000
  65,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-6++                               5.49           8/15/01        65,000,000

FLOATING RATE NOTES - CORPORATE (COST $1,512,433,267)                                                                1,512,433,267
                                                                                                                   ---------------
REPURCHASE AGREEMENTS - 2.52%
 200,000,000  DEUTSCHE BANK SECURITIES INCORPORATED REPURCHASE AGREEMENT++                5.47            4/5/01       200,000,000
 195,000,000  LEHMAN BROTHERS INCORPORATED REPURCHASE AGREEMENT++                         5.45            4/5/01       195,000,000

TOTAL REPURCHASE AGREEMENTS (COST $395,000,000)                                                                        395,000,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $15,611,816,175)*                         99.82%                                                             $15,611,816,175
OTHER ASSETS AND LIABILITIES, NET                0.18                                                                   28,107,986
                                               ------                                                              ---------------

TOTAL NET ASSETS                               100.00%                                                             $15,639,924,161
                                               ======                                                              ===============

++   VARIABLE RATE
##   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT" EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISER BASED ON THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE ACCOMPANYING NOTES ARE INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL DEMAND NOTES - 99.84%

ALABAMA - 0.53%
$ 6,655,000  BIRMINGHAM BAPTIST MEDICAL CENTER AL SPECIAL CARE FACILITIES FINANCE
             AUTHORITY RV P FLOATS PA 354++                                                3.75%       11/15/16   $    6,655,000
                                                                                                                  --------------
ALASKA - 1.08%
  3,500,000  ALASKA ST HOUSING FINANCE CORPORATION HOUSING RV STATE CAPITAL
             PROJECT SERIES B1                                                             4.35         12/1/01        3,522,755
 10,000,000  VALDEZ ALASKA MARINE TERM RV++                                                3.30          1/1/31       10,000,000

                                                                                                                      13,522,755
                                                                                                                  --------------
ARIZONA - 1.25%
    600,000  APACHE COUNTY AZ PCR TUCSON ELECTRIC POWER PROJECT SERIES 83A
             TORONTO DOMINION BANK LOC++                                                   3.45        12/15/18          600,000
  1,750,000  ARIZONA SCHOOL DISTRICT EDUCATION FACILITIES RV TAX ANTICIPATION NOTES
             FINANCING PROJECT COP AMBAC INSURED                                           4.88         7/31/01        1,758,317
  3,500,000  MARICOPA COUNTY AZ IDA MFHR BONDS FLOATS PROJECT++                            3.80         11/1/32        3,500,000
  4,550,000  MARICOPA COUNTY AZ IDA MFHR VILLAS DE MERCED APARTMENTS
             PROJECT US BANCORP LOC++                                                      3.50         4/15/30        4,550,000
  1,200,000  MARICOPA COUNTY AZ PCR BONDS ARIZONA PUBLIC SERVICE COMPANY SERIES D
             BANK OF AMERICA LOC++                                                         3.70          5/1/29        1,200,000
  3,000,000  MOHAVE COUNTY AZ IDA ENVIROC INCORPORATED PROJECT SERIES A
             AMBAC INSURED++                                                               4.88        12/14/01        3,000,000
  1,000,000  TUCSON AZ COP SERIES A                                                        3.50          7/1/01        1,000,173

                                                                                                                      15,608,490
                                                                                                                  --------------
CALIFORNIA - 2.69%
  5,000,000  CALIFORNIA HIGHER EDUCATIONAL LOAN AUTHORITY STUDENT LOAN RV
             SERIES A STATE STREET B&T CA LOC                                              4.70          6/1/01        5,000,000
 10,835,000  CALIFORNIA HOUSING FINANCE AGENCY MFHR SERIES A LANDESBANK HESSEN LOC++       3.80          2/1/35       10,835,000
  6,420,000  CALIFORNIA STATE FOR PREVIOUS SERIES 811++                                    3.40         12/1/24        6,420,000
    200,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY HEALTH CARE
             RV COP MBIA INSURED++                                                         3.75          4/1/28          200,000
  4,100,000  CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MFHR++                   3.55         12/1/34        4,100,000
  2,500,000  ORANGE COUNTY CA HOUSING AUTHORITY APARTMENT DEVELOPMENT RV OASIS
             MARTINIQUE SERIES I FNMA INSURED++                                            3.35         6/15/28        2,500,000
  4,540,000  RIVERSIDE CA UNIFIED SCHOOL DISTRICT COP SCHOOL FACILITIES BOARDING
             REFERENCE PROJECT FSA INSURED                                                 3.85          9/1/01        4,562,648

                                                                                                                      33,617,648
                                                                                                                  --------------
COLORADO - 3.00%
  4,700,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 FLOATS PT 1135++                   3.20         12/1/19        4,700,000
  2,850,000  DENVER CO CITY & COUNTY AIRPORT RV SERIES B WEST DEUTSCHE
             LANDESBANK LOC++                                                              3.55         12/1/20        2,850,000
  2,000,000  EAGLE RANCH METROPOLITAN DISTRICT CO GO SOCIETE GENERALE LOC++                3.60        10/15/18        2,000,000
  3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICTS                                          5.00         6/27/01        3,004,769
  1,500,000  LOWER COLORADO RIVER CO                                                       4.20         4/12/01        1,500,000
  8,965,000  ROARING FORKS CO GO++                                                         3.65          6/1/05        8,965,000
 14,360,000  ROARING FORKS CO SFHR++                                                       3.65         12/1/05       14,360,000

                                                                                                                      37,379,769
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
DISTRICT OF COLUMBIA - 0.40%
$ 5,000,000  DISTRICT OF COLUMBIA HOUSING FINANCE SFHR SERIES C                            3.50%        3/25/02   $    5,000,000
                                                                                                                  --------------
FLORIDA - 1.13%
  1,000,000  FLORDIA STATE TURNPIKE AUTHORITY                                              6.25          7/1/01        1,006,813
  1,175,000  FLORIDA STATE FLOATER CERTIFICATES SERIES 117++                               3.53          7/1/27        1,175,000
  8,900,000  GREATER ORLANDO FL                                                            3.50          5/7/01        8,900,000
  3,060,000  HILLSBOROUGH COUNTY FL HFA SFHR GNMA & FNMA INSURED++                         4.50          4/1/30        3,060,000

                                                                                                                      14,141,813
                                                                                                                  --------------
GEORGIA - 1.39%
  1,500,000  BUFORD GA HOUSING AUTHORITY MFH RV SERIES 1172++                              3.75          9/1/25        1,500,000
  2,695,000  FULTON COUNTY GA IDR RV GUARANTEED BY AUTOMATIC DATA PROCESSING++             3.55          9/1/12        2,695,000
  5,865,000  LEE COUNTY GA DEVELOPMENT AUTHORITY RV WOODGRAIN MILLWORK
             INCORPORATED PROJECT WEST ONE BANK IDAHO INSURED++                            3.90         10/1/10        5,865,000
  5,000,000  RICHMOND COUNTY GA DEVELOPMENT AUTHORITY SOLID WASTER DISPOSAL
             RV IDR BONDS EVERGREEN NYLON BANQUE NATIONALE PARIS LOC++                     3.60          7/1/32        5,000,000
  2,300,000  ROCKDALE COUNTY GA WATER & SEWER AUTHORITY PCR                                4.75          7/1/01        2,308,405

                                                                                                                      17,368,405
                                                                                                                  --------------
IDAHO - 1.39%
 10,000,000  BOISE CITY ID HOUSING AUTHORITY RV U.S. BANK N.A. LOC++                       4.70         10/1/01       10,000,000
  2,900,000  IDAHO HOUSING & FINANCE ASSOCIATION HOUSING RV BALMORAL APARTMENTS
             PROJECT US BANK LOC++                                                         3.80          5/1/32        2,900,000
  3,000,000  NEZ PERCE COUNTY ID PCR BONDS POTLATCH CORPORATION PROJECT
             BANK ONE CHICAGO LOC++                                                        3.55         12/1/07        3,000,000
  1,500,000  NEZ PERCE COUNTY ID PCR BONDS RATE-DATES-POTLATCH 84
             BANK ONE CHICAGO LOC++                                                        3.60         12/1/14        1,500,000

                                                                                                                      17,400,000
                                                                                                                  --------------
ILLINOIS - 8.21%
  5,080,000  COOK COUNTY IL AMBAC CREDIT SUPPORT                                           6.75         11/1/01        5,278,942
 26,475,000  COOK COUNTY IL GO BONDS AMBAC CREDIT SUPPORT                                  6.25         11/1/01       27,500,588
  1,220,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY DEVELOPMENT RV RECOR
             INCORPORATED PROJECT LASALLE NATIONAL BANK LOC++                              3.62          6/1/08        1,220,000
 10,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY EDUCATION  RV SERIES A3
             HARRIS TRUST & SAVINGS LOC                                                    3.30         6/14/01       10,000,000
  9,250,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY RV ART INSTITUTE OF CHICAGO GO
             OF INSTITUTIONAL++                                                            3.55          3/1/27        9,250,000
  2,200,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RV RESIDENTIAL RENTAL FNMA INSURED++   3.70          4/1/24        2,200,000
  1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY EDUCATIONAL FACILITIES RV TRINITY
             INTERNATIONAL UNIVERSITY PROJECT SERIES A FIRSTAR BANK N.A.++                 3.60         10/1/30        1,000,000
  3,200,000  ILLINOIS HEALTH CARE AUTHORITY RV NORTHWEST COMMUNITY HOSPITAL
             FIRST NATIONAL BANK OF CHICAGO LOC++                                          3.60          7/1/27        3,200,000
  2,100,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV ADVOCATE HEALTH CARE
             PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                                 3.60         8/15/22        2,100,000
    300,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTHCARE RV ELMHURST MEMORIAL
             HOSPITAL PROJECT SERIES B NORTHERN TRUST COMPANY LOC++                        3.90          1/1/20          300,000

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
ILLINOIS (continued)
$13,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV NORTHWEST COMMUNITY
             HOSPITAL PROJECT BANK ONE ILLINOIS NA LOC++                                   3.60%         7/1/25   $   13,000,000
  6,900,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV PALOS COMMUNITY
             HOSPITAL PROJECT SERIES B BANK ONE TRUST COMPANY LOC++                        3.55         12/1/15        6,900,000
  2,425,000  ILLINOIS HEALTH FACILITIES AUTHORITY HEALTH CARE RV SERIES 166 AMBAC
             INSURED++                                                                     3.55         2/15/24        2,425,000
  3,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY RV BONDS SHERMAN HOSPITAL
             PROJECT 6.75% 8/1/21 MANDATORY PUT 8/1/01 @ 102                               6.75          8/1/01        3,087,036
  3,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY RV MEMORIAL MEDICAL CENTER SERIES C
             KREDIETBANK N.V. LOC++                                                        3.55          1/1/16        3,000,000
  6,800,000  LOMBARD IL IDR BONDS 2500 HIGHLAND AVENUE,  MID-AMERICAN
             FEDERAL SAVINGS & LOAN LOC++                                                  3.85         12/1/06        6,800,000
  1,200,000  SCHAUMBERG IL MFH RV WINDSONG APARTMENTS PROJECT LASALLE
             NATIONAL BANK LOC++                                                           3.54          2/1/24        1,200,000
  4,000,000  SPRINGFIELD IL TRANSPORTATION RV GUARANTEED BY ALLIED SIGNAL++                3.55        10/15/16        4,000,000

                                                                                                                     102,461,566
                                                                                                                  --------------
INDIANA - 5.04%
  4,600,000  INDIANA BOND BANK RV SERIES 277 MORGAN STANLEY DEAN WITTER LOC++              3.70          2/1/17        4,600,000
  7,350,000  INDIANA HFFA HEALTH CARE RV ASCENSION HEALTH CREDIT SERIES B++                3.65        11/15/39        7,350,000
  7,600,000  INDIANA HFFA HOSPITAL RV SERIES 271 MBIA INSURED++                            3.70         11/1/19        7,600,000
  3,815,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY RV++                           3.60         10/1/19        3,815,000
  2,000,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY EDUCATION RV ST. MARY
             PROJECT BANK ONE INDIANA N.A LOC++                                            3.55         2/15/26        2,000,000
  8,616,000  INDIANA STATE HFA MFHR PEDCOR INVESTMENTS M-A++                               3.65          1/1/29        8,616,000
  5,000,000  INDIANAPOLIS IN AIRPORT AUTHORITY RV SERIES PA 632++                          3.80        11/15/31        5,000,000
  5,700,000  INDIANAPOLIS IN MFHR++                                                        3.80         11/1/32        5,700,000
  8,700,000  INDIANAPOLIS IN MFHRV HOUSING CROSSING PARTNERS PROJECT
             NATIONAL CITY BANK LOC++                                                      3.75          3/1/31        8,700,000
  3,700,000  MT VERNON IN PCR GENERAL ELECTRIC PROJECT BANK OF NEW YORK LOC++              3.75         11/1/18        3,700,000
  5,800,000  RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE RV REID HOSPITAL &
             HEALTH CARE PROJECTS STAR BANK NA LOC                                         4.35          1/2/02        5,848,989

                                                                                                                      62,929,989
                                                                                                                  --------------
IOWA - 2.35%
 10,395,000  IOWA FINANCE AUTHORITY SFMR SERIES N++                                        3.60          1/1/08       10,395,000
  2,200,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV CLARKE COLLEGE
             PROJECT SERIES A US BANCORP LOC                                               5.50         5/24/01        2,201,492
  3,500,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV MORNINGSIDE
             PROJECT SERIES G US BANCORP LOC                                               5.50         5/24/01        3,502,373
  2,750,000  IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION RV PALMER
             UNIVERSITY PROJECT SERIES H US BANCORP LOC                                    5.50         5/24/01        2,751,865
  4,700,000  MASON CITY IA IDR SUPERVALU INCORPORATED PROJECT WACHOVIA BANK LOC++          3.75          9/1/14        4,700,000
  5,800,000  URBANDALE IA IDR INTERSTATE ACRES LP PROJECT PRINCIPAL MUTUAL LIFE
             INSURANCE INSURED++                                                           3.60         12/1/14        5,800,000

                                                                                                                      29,350,730
                                                                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
KANSAS - 1.41%
$ 9,500,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY MFHR BLUFFS OLATHE APARTMENTS
             PROJECT SERIES X CHASE BANK OF TEXAS N.A. LOC++                               4.25%       11/25/31   $    9,500,000
  2,000,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH CARE RV VILLAGE
             SHALOM OBLIGATION GROUP PROJECT SERIES BB LASALLE NATIONAL BANK LOC++         3.80        11/15/28        2,000,000
  4,570,000  SEDGWICK & SHAWNEE COUNTIES KS SFMR BONDS SERIES 1188++                       3.62         12/1/13        4,570,000
  1,500,000  TOPEKA KANSAS                                                                 5.50         8/15/01        1,514,012

                                                                                                                      17,584,012
                                                                                                                  --------------
KENTUCKY - 1.07%
  3,600,000  KENTUCKY ASSET/LIABILITY COMMISSION GENERAL FUND RV                           5.25         6/27/01        3,605,760
  3,640,000  KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTHORITY RV++                          3.70         10/1/27        3,640,000
  5,000,000  KENTUCKY RURAL WATER FINANCE CORPORATION GO PUBLIC PROJECTS RD INSURED        5.00          2/1/02        5,079,324
  1,100,000  MAYFIELD KY MULTI-CITY LEASE RV PNC BANK LOC++                                3.55          7/1/26        1,100,000

                                                                                                                      13,425,084
                                                                                                                  --------------
LOUISIANA - 3.88%
  5,060,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS-PT229++                    3.48          2/7/02        5,060,000
  3,955,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY FLOATS-PT345++                    3.60          6/1/20        3,955,000
  6,205,000  JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE RV++                     3.48          2/7/02        6,205,000
 11,100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY HOSPITAL RV WILLIS-KNIGHTON
             MEDICAL CENTER PROJECT AMBAC INSURED++                                        3.60          9/1/27       11,100,000
  1,100,000  LOUISIANA STATE HEALTH EDUCATIONAL AUTHORITY RV CLASS A SERIES B
             CAISSE DES DEPOTS LOC++                                                       3.57         10/1/17        1,100,000
  3,770,000  LOUISIANNA LOC GOVERNMENT ENVIRONMENT FACILITIES CDA RV
             UNO/AVONDALE MARITIME PROJECT AMBAC CREDIT SUPPORT                            5.00         10/1/01        3,800,443
  9,700,000  NATCHITOCHES PARISH LA TRUST JOIST CORPORATION PROJECT WACHOVIA BANK LOC++    3.75         10/1/05        9,700,000
  7,500,000  WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT NO. 3 IDR BONDS
             DOW CHEMICAL CORPORATION PROJECT++                                            3.90         12/1/23        7,500,000

                                                                                                                      48,420,443
                                                                                                                  --------------
MAINE - 0.53%
  5,000,000  MAINE HEHFA RV PIPER SHORES PROJECT SERIES B PARIBAS LOC++                    3.65          1/1/29        5,000,000
  1,600,000  REGIONAL WASTE SYSTEMS INCORPORATED ME SOLID WASTE RECOVERY RV SERIES K++     3.60          7/1/12        1,600,000

                                                                                                                       6,600,000
                                                                                                                  --------------
MARYLAND - 0.79%
  4,900,000  HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT
             GUARDIAN SAVINGS & LOAN LOC++                                                 4.85          6/1/01        4,900,000
  4,995,000  MARYLAND STATE COMMUNITY DEVELOPMENT ADMINISTRATION DEPARTMENT
             HOUSING RV SERIES 629-R MERRILL LYNCH CAPITAL LOC++                           3.60          7/1/39        4,995,000

                                                                                                                       9,895,000
                                                                                                                  --------------
MASSACHUSETTS - 1.92%
 15,000,000  MASSACHUSETTS STATE HFA SFH RV SERIES C                                       4.90          6/1/01        15,000,00
  9,000,000  MASSACHUSETTS STATE RV BOND ANTICIPATION NOTES SERIES A                       5.00          9/6/01        9,025,969

                                                                                                                      24,025,969
                                                                                                                  --------------

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MICHIGAN - 2.36%
$ 3,225,000  MICHIGAN HEFA CONCRDIA COLLEGE PROJECT ALLIED IRISH BANK PLC LOC++            3.85%         9/1/14   $    3,225,000
  8,000,000  MICHIGAN STATE BUILDING RV                                                    3.35         4/10/01        8,000,000
  4,950,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY MFH RV BERRIEN WOODS III
             PROJECT SERIES A FHLB INSURED++                                               3.65          7/1/32        4,950,000
  1,300,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR BONDS CONSUMERS
             WATER COMPANY PROJECT SERIES A AMBAC INSURED++                                3.80         6/15/10        1,300,000
  5,600,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION RV VILLAGE AT
             ANN ARBOR LLC PROJECT SERIES A U.S.  BANK TRUST NA INSURED++                  3.50         2/15/34        5,600,000
  2,800,000  MIDLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION IDR LIMITED++              3.80         12/1/15        2,800,000
  3,545,000  WAYNE CHARTER COUNTY MI AIRPORT RV++                                          3.65         12/1/28        3,545,000

                                                                                                                      29,420,000
                                                                                                                  --------------
MINNESOTA - 10.50%
    775,000  CIRCLE PINES MN INDEPENDENT SCHOOL DISTRICT # 102 SERIES A SCHOOL
             DISTRICT CREDIT PROGRAM CREDIT SUPPORT++                                      3.65          2/1/02          776,857
  1,100,000  CITY OF ROCHESTER MN                                                          3.25          4/4/01        1,100,000
   3,065000  CITY OF ROCHESTER MN                                                          2.35         5/10/01        3,065,000
  5,000,000  CITY OF ROCHESTER MN                                                          3.20         5/23/01        5,000,000
    600,000  CLOQUET MN PCR POTLATCH CORPORATION PROJECT BANK ONE NA LOC++                 3.55         12/1/09          600,000
  2,990,000  COHASSET MN POWER RV MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES A
             AMN AMRO BANK NV LOC++                                                        3.80          6/1/20        2,990,000
    500,000  COHASSET MN POWER RV MINNESOTA POWER & LIGHT COMPANY PROJECT SERIES B
             ABN AMRO BANK NV LOC++                                                        3.80          6/1/13          500,000
  3,000,000  DAKOTA COUNTY MN DEVELOPMENT AGENCY IDR FNMA &
             GNMA MORTGAGE BACKED SERIES C FNMA & GNMA INSURED                             4.30          4/1/01        3,000,000
  2,445,000  DULUTH MN TAX INCREMENT RV LAKE SUPERIOR PAPER PROJECT SUPERIOR
             PAPER PROJECT WACHOVIA BANK GEORGIA LOC++                                     3.55          9/1/10        2,445,000
  5,150,000  EAGAN MN MFHR FLOATS-PT 1221 PROJECT++                                        3.75          7/1/09        5,150,000
  5,700,000  EDINA MN MFHR EDINA PARK PLAZA PROJECT US BANK TRUST NA LOC++                 3.50         12/1/29        5,700,000
    750,000  FULDA MN INDEPENDENT SCHOOL DISTRICT NO 505 EDUCATION FACILITIES
             RV SD CREDIT PROGRAM LOC                                                      4.55          9/1/01          750,532
    525,000  GOLDEN VALLEY MN IDA RV UNICARE HOMES PROJECT BANK OF AMERICA NA LOC++        3.50          9/1/14          525,000
    100,000  HUBBARD COUNTY MN SOLID WASTE DISPOSAL RV++                                   3.65          8/1/14          100,000
  2,450,000  MANKATO MN IDR KATOLIGHT CORPORATION PROJECT U.S. BANK N.A. LOC++             3.75         11/1/15        2,450,000
  3,700,000  MANKATO MN MFHR HIGHLAND PROJECT REMARKETED 10/3/00
             U.S. BANK TRUST NA LOC++                                                      3.95          5/1/27        3,700,000
  1,405,000  MANKOTO MN GO BONDS SERIES E FIRST BANK LOC++                                 3.50          2/1/18        1,405,000
  1,230,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN COMMUNITY AIRPORT RV SERIES SG136++    3.55          1/1/25        1,230,000
    449,000  MINNEAPOLIS MN FLOATS-PA 711 PROJECT++                                        3.55          3/1/10          449,000
  5,000,000  MINNEAPOLIS MN MFHR RENTAL HOUSING HENNEPIN PROJECT
             US BANCORP PIPER JAFFRAY LOC++                                                3.70         12/1/30        5,000,000
  6,740,000  MINNEAPOLIS MN MFHR WILSON PROJECT SERIES 95++                                3.70         12/1/30        6,740,000
  2,850,000  MINNEAPOLIS MN RV PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC++     3.90         10/1/21        2,850,000
 18,500,000  MINNEAPOLIS MN SCHOOL DISTRICT # 001 SCHOOL IMPROVEMENTS RV                   3.50         6/25/01       18,508,367
  3,995,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR BONDS++                       3.53          3/1/14        3,995,000
  5,120,000  MINNESOTA SD TAX & AID BORROWING PROGRAM COP SERIES A                         4.00         2/12/02        5,149,167

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (continued)
$ 4,000,000  MINNESOTA SD TAX & AID ANTICIPATION COP TAX ANTICIPATION CERTIFICATE
             INDEBTURE SERIES A                                                            5.00%         8/9/01   $    4,009,446
  1,230,000  MINNESOTA STATE HFA PAINE WEBBER LOC                                          4.45        11/29/01        1,230,000
  1,200,000  MINNESOTA STATE HFA SFHR SERIES E PAINEWEBBER LOC++                           4.35          5/1/01        1,200,000
  2,800,000  MINNESOTA STATE HFA SFHR SERIES K WELLS FARGO BANK MN LOC                     4.50         12/4/01        2,800,000
  5,000,000  MINNESOTA STATE HFA SINGLE FAMILY MORTGAGE SERIES H LANDESBANK INSURED        4.40         8/30/01        5,000,000
  1,000,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY EDUCATION RV
             UNIVERSITY ST.THOMAS PROJECT SERIES C GO++                                    3.45          4/1/25        1,000,000
  3,775,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY OLAF COLLEGE
             PROJECT SERIES 5A HARRIS BANK LOC++                                           3.80         10/1/30        3,775,000
  3,090,000  MINNESOTA STATE RV SERIES A                                                   5.00         6/30/01        3,094,948
  1,730,000  NEW BRIGHTON MN IDR RV UNICARE HOMES INCORPORATED PROJECT
             U.S. BANK TRUST N.A. LOC++                                                    3.50         12/1/14        1,730,000
  1,950,000  OSSEO MN INDEPENDENT SD #279 SERIES A SD CREDIT PROGRAM CREDIT SUPPORT        4.00          2/1/02        1,964,323
  1,290,000  PLYMOUTH MN IDR BONDS DAILY PRINTING INCORPORATED PROJECT
             U.S. BANK N.A. LOC++                                                          3.75         10/1/10        1,290,000
  1,000,000  ROCHESTER MN HEALTH CARE FACILITIES RV++                                      3.55         5/15/22        1,000,000
  3,500,000  SAINT CLOUD MN HOSPITAL FACILITIES RV BONDS ST. CLOUD HOSPITAL
             PROJECT SERIES B AMBAC INSURED                                                7.00          7/1/01        3,601,501
  1,700,000  SAINT CLOUD MN HOSPITAL FACILITIES RV BONDS ST. CLOUD HOSPITAL
             PROJECT SERIES C AMBAC INSURED                                                6.75          7/1/01        1,743,369
  8,300,000  SOUTHERN MN MUNICIPAL POWER AGENCY                                            3.25         5/21/01        8,300,000
    800,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HOUSING RV
             GOODWILL/EASTER SEALS PROJECT FIRSTAR BANK LOC++                              3.60          8/1/25          800,000
  1,130,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY IDR BONDS
             SERIES I DEXIA CREDIT LOCAL FRANCE LOC++                                      3.65          6/1/15        1,130,000
  3,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY MFH RV KENDRICK
             APARTMENTS PROJECT US BANK TRUST NA LOC++                                     3.70          1/1/27        3,000,000
    235,000  ST. PAUL MN PORT AUTHORITY IDR TEXAS PROJECT SERIES A US BANK NA LOC++        3.65          6/1/10          235,000
  1,005,000  STILLWATER MN PRIVATE SCHOOL FACILITIES RV CATHOLIC FINANCE CORPORATION
             PROJECT FIRSTAR BANK LOC++                                                    3.55         12/1/22        1,005,000

                                                                                                                     131,087,510
                                                                                                                  --------------
MISSISSIPPI - 0.20%
  2,500,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MISSISSIPPI RV MISSISSIPPI
             COLLEGE PROJECT SERIES B BANK OF AMERICA NA LOC++                             3.55          2/1/09        2,500,000
                                                                                                                  --------------
MISSOURI - 3.20%
 12,600,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY STUDENT LOAN RV SERIES A
             BANK OF AMERICA N.A. LOC++                                                    3.60         12/1/05       12,600,000
  1,570,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES
             INDUSTRIAL DEVELOPMENT RV ST. LOUIS CONVENTION CENTER PROJECT SERIES C
             FIRSTAR BANK LOC++                                                            3.90         12/1/20        1,570,000
 14,600,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD LEASE RV MISSOURI
             ASSOCIATION MUNICIPAL UTILITIES LEASE PROJECT SPA BY
             TRANSAMERICA LIFE INSURANCE++                                                 3.56         12/1/22       14,600,000

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
MISSOURI (continued)
$ 1,225,000  MISSOURI STATE DEVELOPMENT FINANCIAL BOARD RECREATIONAL FACILITIES RV
             YMCA GREATER ST. LOUIS PROJECT SERIES B BANK OF AMERICA N.A. INSURED++        3.55%         9/1/02   $    1,225,000
  2,815,000  MISSOURI STATE HEFA EDUCATIONAL FACILITIES RV DRURY DRURY COLLEGE
             PROJECT MERCANTILE BANK N.A. LOC++                                            3.90         8/15/24        2,815,000
  7,200,000  MISSOURI STATE HEFA. HEALTH CARE RV SAINT LOUIS UNIVERSITY PROJECT
             SERIES B AMERICA N.A. LOC++                                                   3.85         10/1/24        7,200,000

                                                                                                                      40,010,000
                                                                                                                  --------------
MONTANA - 0.84%
  1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV OPTIONAL PUT 3/1/00 @ 100++                               3.50          3/1/09        1,000,000
  1,000,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV OPTIONAL PUT 3/1/00 @ 100++                               3.50          3/1/18        1,000,000
  3,500,000  MONTANA STATE BOARD OF INVESTMENTS MUNICIPAL FINANCE CONSTRUCTION
             INTERCAP PROGRAM RV++                                                         3.50          3/1/25        3,500,000
  5,000,000  MONTANA STATE BOARD OF INVESTMENTS RESOURCE RECOVERY RV                       3.25        12/30/15        5,000,000

                                                                                                                      10,500,000
                                                                                                                  --------------
NEVADA - 0.44%
  5,500,000  WASHOE COUNTY NV++                                                            3.85         12/1/20        5,500,000
                                                                                                                  --------------
NEW MEXICO - 1.63%
    500,000  ALBERQUERQUE NM AIRPORT RV BANKAMERICA NATIONAL TRUST LOC++                   3.40          7/1/14          500,000
 10,000,000  ALBUQUERQUE NM PUBLIC IMPROVEMENTS RV                                         5.00          7/1/01       10,041,727
  1,325,000  ALBUQUERQUE NM SALES TAX RV                                                   6.20          7/1/01        1,334,540
  2,350,000  BLOOMFIELD NM GO BONDS SERIES A LA SALLE NATIONAL BANK LOC++                  3.70        11/15/10        2,350,000
    980,000  ESPANOLA NM HEALTH CARE RV SERIES A LA SALLE NATIONAL BANK LOC++              3.70        11/15/10          980,000
  3,495,000  FARMINGTON NM PCR                                                             3.75         11/1/13        3,495,000
  1,585,000  SILVER CITY NM GO SERIES A LA SALLE NATIONAL BANK LOC++                       3.70        11/15/10        1,585,000

                                                                                                                      20,286,267
                                                                                                                  --------------
NEW YORK - 5.80%
  8,455,000  IBM TAX EXEMPT GRANTOR TRUST OTHER RV IBM PROJECT SERIES 1999-C++             3.70         3/14/06        8,455,000
 13,080,000  KOCH TRUST DAILY FLOATER PL-6A++                                              3.75         10/6/03       13,080,000
 22,945,000  LONG ISLAND POWER AUTHORITY NY ELECTRIC SYSTEM RV P-FLOATS-PA 586++           3.65         12/1/29       22,945,000
 23,000,000  LONG ISLAND POWER AUTHORITY NY POWER RV SERIES 5 ABN AMRO BANK N.V. LOC++     3.75          5/1/33       23,000,000
  2,800,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY WATER & SEWER
             SYSTEM RV SERIES G FGIC INSURED++                                             3.75         6/15/24        2,800,000
  2,075,000  NEWARK NY CENTRAL SCHOOL DISTRICT EDUCATIONAL FACILITIES RV FGIC INSURED      4.00         6/15/01         2,077,47

                                                                                                                      72,357,478
                                                                                                                  --------------
NORTH CAROLINA - 0.68%
  7,400,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY EDUCATION RV
             GASTON DAY SCHOOL PROJECT BANK OF AMERICA LOC++                               3.55          7/1/20        7,400,000
  1,040,000  SAMSON AREA DEVELOPMENT CORPORATION NC MBIA CREDIT SUPPORT                    4.25          6/1/01        1,041,406

                                                                                                                       8,441,406
                                                                                                                  --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
NORTH DAKOTA - 0.34%
$ 1,230,000  HEBRON ND IDR BONDS DACCO INCORPORATED PROJECT US BANK NA LOC++               3.70%         3/1/15   $    1,230,000
  3,000,000  NORTH DAKOTA STATE HFA HOUSING FINANCE PROJECT SERIES B                       3.35          3/1/02        3,000,000

                                                                                                                       4,230,000
                                                                                                                  --------------
OHIO - 2.26%
  2,000,000  CLERMONT COUNTY OH HOSPITAL FACILITIES RV MERCY HEALTH SYSTEMS SERIES B++     3.60          9/1/21        2,000,000
  1,915,000  CLEVELAND OH WATERWORKS RV PREREFUNDED ON 1/1/02 @ 102 AMBAC INSURED          6.25          1/1/02        1,987,667
  3,000,000  GROVE CITY OH MFHR REGENCY ARMS APARTMENTS PROJECT++                          3.65         6/15/30        3,000,000
  8,100,000  HAMILTON COUNTY OH HOSPITAL FACILITIES RV++                                   3.75         7/15/29        8,100,000
  5,000,000  HAMILTON COUNTY OH INDUSTRIAL DEVELOPMENT RV COMMUNITY URBAN
             REDEVELOPMENT PROJECT NATIONAL WESTMINSTER LOC++                              3.55        10/15/12        5,000,000
  1,000,000  OHIO ST PFC HIGHER EDUCATION FACILITIES RV SERIES II A AMBAC INSURED          6.30          5/1/01        1,021,435
  2,800,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT RV CINCINNATI ELECTRIC
             CORPORATION PROJECT ROYAL BANK OF CANADA LOC++                                3.75          9/1/15        2,800,000
  4,300,000  WOOSTER OH INDUSTRIAL DEVELOPMENT RV ALLEN GROUP INCORPORATED
             NATIONAL BANK OF DETROIT LOC++                                                3.75         12/1/10        4,300,000

                                                                                                                      28,209,102
                                                                                                                  --------------
OKLAHOMA - 0.77%
  5,000,000  OKLAHOMA STATE WATER RESERVE BOARD STATE LOAN PROGRAM RV
             UNION BANK OF SWITZERLAND LOC MANDATORY PUT 9/1/00 @ 100++                    3.45          9/4/01        5,000,000
  4,600,000  TULSA PORT CATOOSA OK IDA RV ASPHALT PRODUCTIONS BANK OF AMERICA LOC++        3.70         10/1/09        4,600,000

                                                                                                                       9,600,000
                                                                                                                  --------------
OREGON - 0.95%
  2,000,000  MULTNOMAH COUNTY OR HIGHER EDUCATIONAL RV CONCORDIA UNIVERSITY OF
             PORTLAND PROJECT ALLIED IRISH BANK PLC LOC++                                  3.85         12/1/29        2,000,000
  4,075,000  OREGON STATE DEPARTMENT ADMINISTRATIVE SERVICES COP SERIES B AMBAC INSURED    5.00         11/1/01        4,124,597
  3,500,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT MORTGAGE
             RV SINGLE FAMILY MORTGAGE PG-SERIES O++                                       4.18          6/1/01        3,500,000
  2,175,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES AUTHORITY
             RV QUATAMA CROSSING HOUSING PROJECT US BANK NA LOC++                          3.55          1/1/31        2,175,000

                                                                                                                      11,799,597
                                                                                                                  --------------
OTHER - 4.62%
 14,481,000  ABN AMRO LEASETOPS 2000-1 LEASETOPS CERTIFICATES CERTIFICATES 144A
             ABN-AMRO BANK N.V. LOC++                                                      3.40         10/3/01       14,481,000
  9,919,460  ABN AMRO LEASETOPS OT 2000-2 LEASETOPS CERTIFICATES AZ
             NON-AMT VARIABLE RATE ABN AMRO BANK LOC++                                     3.87          4/1/05        9,919,460
 10,000,000  AMB AMRO MUNITOPS COP AMN AMRO LOC++                                          3.58         12/6/06       10,000,000
 23,304,027  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2 AMBAC
             INSURED++                                                                     3.90         3/16/05       23,304,026

                                                                                                                      57,704,486
                                                                                                                  --------------
PENNSYLVANIA - 2.27%
  1,100,000  BUTLER COUNTY PA IDA PCR BONDS PENNZOIL COMPANY PROJECT MELLON BANK LOC++     3.95         12/1/12        1,100,000
  3,500,000  CHESTER COUNTY PA HEALTH & EDUCATION FACILITIES AUTHORITY RV SIMPSON
             MEADOW PROJECT ALLIED IRISH BANK PLC LOC++                                    3.55         10/1/30        3,500,000
  1,800,000  DELAWARE VALLEY PA REGIONAL FINANCE AUTHORITY SERIES D++                      3.45         12/1/20        1,800,000
  5,000,000  PENNSYLVANIA STATE GO BONDS SERIES A MBIA INSURED                             6.38         11/1/01        5,167,878

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
PENNSYLVANIA (continued)
$ 2,000,000  PENNSYLVANIA STATE INDUSTRIAL DEVELOPMENT                                     5.20%         1/1/02   $    2,011,527
  4,125,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED FINANCING
             SERIES A PNC BANK LOC++                                                       3.55          7/1/26        4,125,000
 10,600,000  QUAKERTOWN PA HEALTH CARE RV HOSPITAL GROUP POOLED FINANCING
             PNC BANK LOC++                                                                3.55          7/1/05       10,600,000

                                                                                                                      28,304,405
                                                                                                                  --------------
SOUTH CAROLINA - 2.39%
  8,900,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
             CAROLINA INCORPORATED PROJECT DEUTSCHE BANK LOC++                             3.85          4/1/28        8,900,000
  5,400,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
             DEVELOPMENT RV LATI INDUSTRIES INCORPORATED PROJECT BANK OF AMERICA NA LOC++  3.70          8/1/14        5,400,000
  8,055,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY RV SERIES SG-2 MBIA INSURED++   3.55          7/1/01        8,055,000
  6,295,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY POWER RV SERIES B
             WACHOVIA BANK OF NC LOC                                                       6.50          7/1/26        6,451,807
  1,000,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY RV SERIES B                     6.60          7/1/01        1,007,654

                                                                                                                      29,814,461
                                                                                                                  --------------
TENNESSEE - 3.05%
  4,545,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES RV MURFREESBORO
             PROJECT BANK OF AMERICA NA LOC++                                              3.55          7/1/11        4,545,000
 20,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES RV TENNESSEE
             MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC++                       3.55          6/1/29       20,000,000
  1,100,000  MET GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN SERIES A++                      3.45         10/1/30        1,100,000
  3,950,000  METROPOLITAN GOVERNMENTS OF NASHVILLE & DAVIDSON COUNTIES TN
             HEALTH & EDUCATION FACILITIES RV ALIVE HOSPICE INCORPORATED
             PROJECT BANK OF AMERICA NA LOC++                                              3.55          8/1/19        3,950,000
  3,500,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
             GOVERNMENT OBLIGATIONS++                                                      3.55          3/1/25        3,500,000
  5,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY RV POOLED
             FINANCING TENNESSEE COUNTY LOAN POOL++                                        3.55          9/1/29        5,000,000

                                                                                                                      38,095,000
                                                                                                                  --------------
TEXAS - 7.57%
  2,500,000  AUSTIN TX HIGHER EDUCATION AUTHORITY UNIVERSITY RV CONCORDIA UNIVERSITY
             AT AUSTIN PROJECT BANK ONE TEXAS NA LOC++                                     3.85          4/1/25        2,500,000
  4,000,000  CALHOUN COUNTY TX SOLID WASTE DISPOSAL RV FORMOSA PLASTICS
             CORPORATION PROJECT++                                                         3.65          5/1/25        4,000,000
  7,000,000  COLLIN COUNTY TX HOUSING FINANCE CORPORATION MFHR++                           3.63          9/1/18        7,000,000
  2,300,000  EL PASO TX ISD GO BONDS TEXAS COMMERCE BANK NA LOC                            5.63          7/1/01        2,312,420
  2,300,000  EL PASO TX ISD GO BONDS TEXAS COMMERCE BANK NA LOC                            5.63          7/1/01        2,312,420
  3,900,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
             RV LUKES EPISCOPAL HOSPITAL PROJECT SERIES A CHASE BANK OF TEXAS LOC++        3.90         2/15/27        3,900,000
  5,600,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH CARE
             RV METHODIST HOSPITAL RV CHASE BANK OF TEXAS NA LOC++                         3.90         12/1/25        5,600,000
 10,500,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH RV
             TEXAS CHILDRENS HOSPITAL PROJECT SERIES B-1 MBIA INSURED++                    3.50         10/1/29       10,500,000
  8,587,500  HARRIS COUNTY TX HFR FLOATER CTFS PROJECT SERIES 357 MBIA INSURED++           3.60          7/1/21        8,587,500
  1,000,000  KATY TX GO ISD SERIES B PSF-GTD                                               4.75         2/15/02        1,011,918

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
TEXAS (continued)
$ 2,000,000  LONE STAR TX AIRPORT IMPROVEMENT AUTHORITY AIRPORT RV BONDS SERIES B-1
             ROYAL BANK OF CANADA LOC++                                                    3.90%        12/1/14   $    2,000,000
  2,200,000  LONE STAR TX AIRPORT IMPROVEMENT AUTHORITY ROYAL BANK OF CANADA LOC++         3.90         12/1/14        2,200,000
  1,000,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT LOAN
             RV SERIES A AMBAC INSURED++                                                   3.60          4/1/36        1,000,000
  2,715,000  TEXAS MUNICIPAL POWER AGENCY POWER RV MBIA INSURED                            5.60          9/1/01        2,728,317
  1,000,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR SERIES 1215++      3.80         12/1/39        1,000,000
  2,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS SFMR SERIES
             PT 136 MBIA INSURED++                                                         3.60          3/1/17        2,900,000
  5,900,000  TEXAS STATE TAX & RV ANTICIPATION NOTES                                       5.25         8/31/01        5,944,317
  5,880,000  TEXAS TECHNICAL UNIVERSITY                                                    3.30          5/3/01        5,880,000
 14,050,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH
             RV SERIES 4 AMBAC INSURED++                                                   3.58        11/15/24       14,050,000
  9,115,000  TRAVIS COUNTY TX HOUSING FINANCE CORPORATION MFHR SERIES 1144++               3.80          1/1/41        9,115,000

                                                                                                                      94,541,892
                                                                                                                  --------------
VIRGINIA - 0.72%
  9,000,000  NORFOLK VA AIRPORT RV                                                         3.05          5/1/01        9,000,000
                                                                                                                  --------------
WASHINGTON - 8.44%
  7,350,000  ISSAQUAH WA COMMUNITY PROPERTY SPECIAL RV SERIES A BANK OF AMERICA NA LOC++   3.60         2/15/21        7,350,000
 11,590,000  KING COUNTY WA                                                                3.40         4/19/01       11,571,391
  8,000,000  LAKE TAPPS PARKWAY WA++                                                       3.60         12/1/19        8,000,000
  2,500,000  LAKE TAPPS PARKWAY WA WATER & SEWER RV SERIES B US BANK NA LOC++              3.60         12/1/19        2,500,000
  6,740,000  SEATTLE WA                                                                    3.40         8/16/01        6,740,000
  1,730,000  SNOHOMISH COUNTY WA SD GO BONDS                                               7.00         12/1/01        1,773,954
  6,200,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER RV NUCLEAR PROJECT #1
             MUNICIPAL SECURITIES TRUST RECEIPTS SERIES CMC2++                             3.55          7/1/07        6,200,000
  1,000,000  WASHINGTON PUBLIC POWER SUPPLY SYSTEM POWER RV NUCLEAR PROJECT #3
             SERIES 13 MBIA INSURED++                                                      3.55          7/1/15        1,000,000
  1,185,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY EDA BONDS
             PIONEER HUMAN SERVICES PROJECT SERIES H US BANK OF WASHINGTON LOC++           3.90          9/1/18        1,185,000
  1,465,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE AUTHORITY RV
             VAR-INDL-LYN-TRON PROJECT SERIES A++                                          3.65         10/1/22        1,465,000
  5,000,000  WASHINGTON STATE HOUSING FINANCE COMMISSION                                   4.40        10/15/01        5,000,000
  5,635,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR CANYON LAKES II
             PROJECT PACIFIC NORTHWEST BANK LOC++                                          3.65         10/1/19        5,635,000
 10,260,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MFHR SERIES 1219++                3.80        12/22/29       10,260,000
  1,125,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY MFHR ASSISTED LIVING
             CONCEPTS PROJECT U.S. BANK NA LOC++                                           3.65          1/1/17        1,125,000
  9,600,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #2 POWER
             RV AMBAC INSURED++                                                            3.55          7/1/07        9,600,000
 10,525,000  WASHINGTON STATE GO BONDS SERIES 1177++                                       4.50          7/1/16       10,525,000
  4,000,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM POWER RV SERIES A++               5.00          7/1/01        4,005,393
  7,000,000  WASHINGTON STATE SERIES SG-37++                                               3.55          7/1/17        7,000,000
  1,140,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS RV LONGVIEW FIBRE COMPANY PROJECT
             ABN AMRO BANK NV LOC++                                                        3.90          1/1/18        1,140,000
  3,300,000  YAKIMA COUNTY WA PUBLIC CORRECTIONS RV VALLEY PROCESSING PROJECT BANK
             OF AMERICA LOC++                                                              3.65          2/1/15        3,300,000

                                                                                                                     105,375,738
                                                                                                                  --------------

MONEY MARKET FUNDS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
-------------------------------------------------------------------------------

   NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE  MATURITY DATE      VALUE
WEST VIRGINIA - 0.36%
$ 4,500,000  WEST VIRGINIA SCHOOL BUILDING AUTHORITY EDUCATIONAL FACILITIES RV
             CAPITAL IMPROVEMENTS MBIA INSURED++                                           6.25%         7/1/01   $    4,519,991
                                                                                                                  --------------
WISCONSIN - 2.09%
  1,750,000  EAU CLAIRE WI IDR INTEK PLASTICS PROJECTS U.S. BANK TRUST NA LOC++            3.85          5/1/25        1,750,000
  1,405,000  JOHNSON CONTROLS INCORPORATED TAX-EXEMPT BOND GRANTOR TRUST
             WACHOVIA CORPORATION LOC++                                                    4.00         10/1/01        1,405,000
  1,860,000  MILWAUKEE WI IDR BONDS LONGVIEW FIBRE COMPANY PROJECT
             AMB AMRO BANK NV LOC++                                                        3.75          1/1/03        1,860,000
  2,000,000  OCONTO WI UNION SD GO BONDS TAX & RV ANTICIPATION PROMISSARY NOTES            4.75         9/10/01        2,001,676
  6,000,000  ST. FRANCIS WI HOUSING AUTHORITY RV HOWARD VLJ PROJECT U.S. BANK NA LOC++     3.60          7/1/30        6,000,000
  3,000,000  WISCONSIN SCHOOL DISTRICTS                                                    4.55         9/26/01        3,000,000
  3,750,000  WISCONSIN SCHOOL DISTRICTS                                                    4.75         9/26/01        3,757,911
  6,345,000  WISCONSIN SCHOOL DISTRICTS                                                    4.63         11/1/01        6,345,000

                                                                                                                      26,119,587
                                                                                                                  --------------
WYOMING - 0.30%
  1,000,000  GREEN RIVER WY PCR BONDS ALLIED CORPORATION PROJECT GUARANTEED BY
             ALLIED SIGNAL CORPORATION++                                                   4.35         12/1/12        1,000,000
  2,700,000  UINTA COUNTY WY PCR BONDS CHEVRON U.S.A. INCORPORATED PROJECT++               3.75         12/1/22        2,700,000

                                                                                                                       3,700,000
                                                                                                                  --------------
TOTAL MUNICIPAL DEMAND NOTES (COST $1,246,503,593)                                                                $1,246,503,593
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,246,503,593)*                          99.84%                                                            $1,246,503,593
OTHER ASSETS & LIABILITIES NET                   0.16                                                                  2,040,580
                                               ------                                                             --------------
TOTAL NET ASSETS                               100.00%                                                            $1,248,544,173
                                               ======                                                             ==============


++   VARIABLE RATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001                   MONEY MARKET FUNDS
-------------------------------------------------------------------------------

   TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                   INTEREST RATE   MATURITY DATE      VALUE
 U.S. TREASURY SECURITIES - 51.82%

U.S. TREASURY BILLS - 25.51%
$ 50,000,000  U.S. TREASURY BILLS                                                   4.90%##       4/19/01    $  49,886,195
 250,000,000  U.S. TREASURY BILLS                                                   5.04##        4/19/01      249,408,542
  20,023,000  U.S. TREASURY BILLS                                                   5.15##        4/19/01       19,975,534
  54,977,000  U.S. TREASURY BILLS                                                   6.22##        4/19/01       54,820,171

                                                                                                               374,090,442
                                                                                                              ------------
U.S. TREASURY NOTES - 25.66%
  65,000,000  U.S. TREASURY NOTES                                                   4.88           4/2/01       65,000,000
  45,000,000  U.S. TREASURY NOTES                                                   6.25          4/30/01       44,985,223
  25,000,000  U.S. TREASURY NOTES                                                   6.50          5/31/01       25,005,667
  15,000,000  U.S. TREASURY NOTES                                                   6.63          7/31/01       15,081,259
 100,000,000  U.S. TREASURY NOTES                                                   5.63          9/30/01      100,308,192
  37,500,000  U.S. TREASURY NOTES                                                   5.88         10/31/01       37,685,856
  87,500,000  US TREASURY NOTES                                                     5.88         11/30/01       88,231,334

                                                                                                               376,297,531
                                                                                                              ------------
U.S. TREASURY STRIPS - 0.65%
  10,000,000  U.S. TREASURY STRIPS                                                  5.17##        2/15/02        9,567,856

                                                                                                                 9,567,856
                                                                                                              ------------
TOTAL U.S. TREASURY SECURITIES (COST $759,955,829)                                                             759,955,829
                                                                                                              ------------
REPURCHASE AGREEMENTS - 47.67%
 315,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT                           5.22           4/2/01      315,000,000
  22,559,264  DEUTSCHE BANK REPURCHASE AGREEMENT                                    5.15           4/2/01       22,559,264
  46,500,000  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT                          5.20           4/2/01       46,500,000
  30,000,000  MERRILL LYNCH & COMPANY REPURCHASE AGREEMENT                          5.10           4/2/01       30,000,000
 285,000,000  SALOMON SMITH BARNEY REPURCHASE AGREEMENT                             5.22           4/2/01      285,000,000
TOTAL REPURCHASE AGREEMENTS (COST $699,059,264)                                                                699,059,264

TOTAL INVESTMENTS IN SECURITIES
(COST $1,459,015,093)*                          99.49%                                                      $1,459,015,093
OTHER ASSETS AND LIABILITIES, NET                0.51                                                            7,457,698
                                               ------                                                       --------------
TOTAL NET ASSETS                               100.00%                                                      $1,466,472,791
                                               ======                                                       ==============

##   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS          STATEMENTS OF ASSETS & LIABILITIES -- MARCH 31, 2001
--------------------------------------------------------------------------------

                                                   CASH INVESTMENT   NATIONAL TAX-FREE INSTITUTIONAL   TREASURY PLUS INSTITUTIONAL
                                                 MONEY MARKET FUND                 MONEY MARKET FUND             MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES AT AMORTIZED COST ...............  $ 15,216,816,175               $ 1,246,503,593           $    759,955,829
   REPURCHASE AGREEMENTS, AT COST ................       395,000,000                             0                699,059,264
   CASH ..........................................         3,430,634                       178,584                     50,326
   RECEIVABLE FOR INTEREST .......................        62,375,259                    10,021,666                  9,303,914
   RECEIVABLE FOR INVESTMENTS SOLD ...............                 0                             0                  3,259,977
   PREPAID EXPENSES AND OTHER ASSETS .............           143,097                        39,185                      7,798
                                                    ----------------               ---------------           ----------------
TOTAL ASSETS .....................................    15,677,765,165                 1,256,743,028              1,471,637,108
                                                    ----------------               ---------------           ----------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED ..............                 0                     5,000,000                          0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES...         5,659,613                       424,946                    458,964
   PAYABLE TO OTHER RELATED PARTIES ..............           309,326                        17,700                      7,503
   ACCRUED EXPENSES AND OTHER LIABILITIES ........         2,136,814                       325,124                    649,013
   DIVIDENDS PAYABLE .............................        29,735,251                     2,431,085                  4,048,837
                                                    ----------------               ---------------           ----------------
TOTAL LIABILITIES ................................        37,841,004                     8,198,855                  5,164,317
                                                    ----------------               ---------------           ----------------
TOTAL NET ASSETS .................................  $ 15,639,924,161               $ 1,248,544,173           $  1,466,472,791
                                                    ================               ===============           ================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .........................        $ 15,640,397,334               $ 1,248,633,209           $  1,466,301,533
   UNDISTRIBUTED NET REALIZED GAIN (LOSS)
    ON INVESTMENTS .........................                (473,173)                      (89,036)                   171,258
                                                    ----------------               ---------------           ----------------
TOTAL NET ASSETS ...........................        $ 15,639,924,161               $ 1,248,544,173           $  1,466,472,791
                                                    ================               ===============           ================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - INSTITUTIONAL CLASS............        $ 3,332,149,435                $      65,264,992         $    415,964,900
SHARES OUTSTANDING - INSTITUTIONAL CLASS....          3,331,955,644                       65,274,765              416,033,852
NET ASSET VALUE AND OFFERING PRICE..........
   PER SHARE - INSTITUTIONAL CLASS..........        $          1.00                $            1.00         $           1.00
NET ASSETS - SERVICE CLASS..................        $12,307,774,726                $   1,183,279,181         $  1,050,507,891
SHARES OUTSTANDING - SERVICE CLASS..........         12,308,659,089                    1,183,243,528            1,050,408,601
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE - SERVICE CLASS................        $          1.00                $            1.00         $           1.00


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR EMDED MARCH 31, 2001 MONEY MARKET FUNDS
-------------------------------------------------------------------------------

                                                   CASH INVESTMENT   NATIONAL TAX-FREE INSTITUTIONAL   TREASURY PLUS INSTITUTIONAL
                                                 MONEY MARKET FUND                 MONEY MARKET FUND             MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................      $ 813,074,628                   $  43,097,850                $  65,295,016
                                                     -------------                   -------------                -------------
TOTAL INVESTMENT INCOME .......................        813,074,628                      43,097,850                   65,295,016
                                                     -------------                   -------------                -------------
EXPENSES
   ADVISORY FEES ..............................         12,629,564                       1,037,811                    1,065,450
   ADMINISTRATION FEES ........................         18,944,345                       1,556,715                    1,598,176
   CUSTODY ....................................          2,525,913                         207,562                      213,090
   SHAREHOLDER SERVICING FEES .................         25,096,311                       2,434,563                    1,611,452
   PORTFOLIO ACCOUNTING FEES ..................            476,761                         103,317                      104,387
   TRANSFER AGENT
    INSTITUTIONAL CLASS .......................            101,547                          26,315                       14,432
    SERVICE CLASS .............................            610,047                          90,088                       17,302
   LEGAL AND AUDIT FEES .......................            186,124                          31,538                       71,548
   REGISTRATION FEES ..........................            818,574                          81,808                       71,731
   DIRECTORS' FEES ............................              4,238                           4,238                        4,238
   SHAREHOLDER REPORTS ........................            586,663                          48,415                       47,095
   OTHER ......................................            192,139                          61,439                       33,680
                                                     -------------                   -------------                -------------
TOTAL EXPENSES ................................         62,172,226                       5,683,809                    4,852,581
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES ........         (7,510,043)                     (1,109,568)                    (835,429)
   NET EXPENSES ...............................         54,662,183                       4,574,241                    4,017,152
                                                     -------------                   -------------                -------------
NET INVESTMENT INCOME .........................        758,412,445                      38,523,609                   61,277,864
                                                     -------------                   -------------                -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS...          1,155,803                         (41,391)                     199,162
                                                     -------------                   -------------                -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ...............................      $ 759,568,248                   $  38,482,218                $  61,477,026
                                                     =============                   =============                =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                          STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                            CASH INVESTMENT
                                                                                           MONEY MARKET FUND
                                                                    -------------------------------------------------------------
                                                                           FOR THE              FOR THE                 FOR THE
                                                                        YEAR ENDED     TEN MONTHS ENDED              YEAR ENDED
                                                                    MARCH 31, 2001       MARCH 31, 2000 (1)        MAY 31, 1999
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ......................................   $  11,199,064,762     $   5,481,802,324       $   4,685,818,157
OPERATIONS:
   NET INVESTMENT INCOME .....................................         758,412,445           362,121,049             272,227,954
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ...........           1,155,803                75,110                  54,777
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................................         759,568,248           362,196,159             272,282,731
                                                                 -----------------     -----------------      ------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ..................................................                 N/A                   N/A                     N/A
    ADMINISTRATIVE CLASS .....................................                 N/A                   N/A                     N/A
    CLASS E ..................................................                 N/A                   N/A                     N/A
    INSTITUTIONAL CLASS ......................................        (160,047,691)          (45,514,130)(7)                 N/A
    SERVICE CLASS ............................................        (598,364,754)         (316,651,938)           (272,182,936)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ..................................................                 N/A                   N/A                     N/A
    ADMINISTRATIVE CLASS .....................................                 N/A                   N/A                     N/A
    CLASS E ..................................................                 N/A                   N/A                     N/A
    INSTITUTIONAL CLASS ......................................                   0                     0(7)                  N/A
    SERVICE CLASS ............................................                   0                     0                       0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .......................                 N/A                   N/A                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS A .......................                 N/A                   N/A                     N/A
   COST OF SHARES REDEEMED - CLASS A .........................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ..........                 N/A                   N/A                     N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ..........                 N/A                   N/A                     N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ............                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ....                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   PROCEEDS FROM SHARES SOLD - CLASS E .......................                 N/A                   N/A                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS E .......................                 N/A                   N/A                     N/A
   COST OF SHARES REDEEMED - CLASS E .........................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS E .................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...........     118,304,580,543        33,083,642,189(7)                  N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ...........          55,058,043            14,150,304(7)                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .............    (117,144,030,616)      (30,981,523,473)(7)                 N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....       1,215,607,970         2,116,269,020(7)                  N/A
                                                                 -----------------     -----------------      ------------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .................      45,644,084,863        30,580,475,804          37,587,082,649
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .................         375,329,686           159,925,207             143,723,803
   COST OF SHARES REDEEMED - SERVICE CLASS ...................     (42,795,318,923)      (27,139,437,684)        (36,934,922,080)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...........       3,224,095,626         3,600,963,327             795,884,372
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................       4,440,859,399         5,717,262,438             795,984,167
                                                                 =================     =================      ==================

NET ASSETS:
   ENDING NET ASSETS .........................................   $  15,639,924,161     $  11,199,064,762       $   5,481,802,324
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .....................................                 N/A                   N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ......                 N/A                   N/A                     N/A
   SHARES REDEEMED - CLASS A .................................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ......                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   SHARES SOLD - ADMINISTRATIVE CLASS ........................                 N/A                   N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   ADMINISTRATIVE CLASS.......................................                 N/A                   N/A                     N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS ....................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    ADMINISTRATIVE CLASS......................................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   SHARES SOLD - CLASS E .....................................                 N/A                   N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS E ......                 N/A                   N/A                     N/A
   SHARES REDEEMED - CLASS E .................................                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS E ......                 N/A                   N/A                     N/A
                                                                 -----------------     -----------------      ------------------
   SHARES SOLD - INSTITUTIONAL CLASS .........................     118,304,580,543        33,083,720,843(7)                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS........................................          55,058,043            14,150,304(7)                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .....................    (117,144,030,616)      (30,981,523,473)(7)                 N/A
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL
   CLASS......................................................       1,215,607,970         2,116,347,674(7)                  N/A
                                                                 -----------------     -----------------      ------------------
   SHARES SOLD - SERVICE CLASS ...............................      45,644,084,863        30,580,541,901          37,587,082,649
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS          375,329,686           159,925,207             143,723,803
   SHARES REDEEMED - SERVICE CLASS ...........................     (42,795,318,923)      (27,139,437,684)        (36,934,922,080)
                                                                 -----------------     -----------------      ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS        3,224,095,626         3,601,029,424             795,884,372
                                                                 -----------------     -----------------      ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ........   $               0     $               0       $        (102,315)
                                                                 =================     =================      ==================

STATEMENTS OF CHANGES IN NET ASSETS                          MONEY MARKET FUNDS
-------------------------------------------------------------------------------

                                                                                    NATIONAL TAX-FREE INSTITUTIONAL
                                                                                           MONEY MARKET FUND
                                                                 ----------------------------------------------------------------

                                                                            FOR THE           FOR THE TEN                FOR THE
                                                                         YEAR ENDED          MONTHS ENDED              YEAR ENDED
                                                                     MARCH 31, 2001        MARCH 31, 2000 (2)        MAY 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $   1,147,214,579     $   1,060,762,128       $   1,021,763,286
OPERATIONS:
   NET INVESTMENT INCOME ......................................          38,523,609            28,350,613              34,234,759
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ............             (41,391)               68,766                   6,112
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................          38,482,218            28,419,379              34,240,871
                                                                  -----------------     -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ...................................................                 N/A              (485,964)(3)          (1,157,118)
    ADMINISTRATIVE CLASS ......................................                 N/A                   N/A                     N/A
    CLASS E ...................................................                 N/A                   N/A                     N/A
    INSTITUTIONAL CLASS .......................................          (2,473,722)             (299,922)(7)                 N/A
    SERVICE CLASS .............................................         (36,049,887)          (27,564,727)            (33,067,705)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ...................................................                 N/A                     0(3)                 (628)
    ADMINISTRATIVE CLASS ......................................                 N/A                   N/A                     N/A
    CLASS E ...................................................                 N/A                   N/A                     N/A
    INSTITUTIONAL CLASS .......................................                   0                     0(7)                  N/A
    SERVICE CLASS .............................................                   0                     0                 (16,474)
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................                 N/A            16,850,329(3)           51,468,576
   REINVESTMENT OF DIVIDENDS - CLASS A ........................                 N/A               471,208(3)            1,155,538
   COST OF SHARES REDEEMED - CLASS A ..........................                 N/A           (58,499,543)(3)         (55,521,236)
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..................                 N/A           (41,178,006)(3)          (2,897,122)
                                                                  -----------------     -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ...........                 N/A                   N/A                     N/A
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ...........                 N/A                   N/A                     N/A
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS .............                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS .....                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - CLASS E ........................                 N/A                   N/A                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS E ........................                 N/A                   N/A                     N/A
   COST OF SHARES REDEEMED - CLASS E ..........................                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS E ..................                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............         313,846,613           385,664,825(7)                  N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS ............           1,271,689                76,787(7)                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............        (272,985,023)         (362,606,896)(7)                 N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ......          42,133,279            23,134,716(7)                  N/A
                                                                  -----------------     -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................       2,502,356,978         2,015,467,599           4,895,924,473
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS ..................           7,131,257             1,611,072               8,171,310
   COST OF SHARES REDEEMED - SERVICE CLASS ....................      (2,450,250,529)       (1,912,651,696)         (4,862,198,765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ............          59,237,706           104,426,975              41,897,018
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................         101,329,594            86,452,451              38,998,842
                                                                  =================     =================       =================

NET ASSETS:
   ENDING NET ASSETS ..........................................   $   1,248,544,173     $   1,147,214,579       $   1,060,762,128
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................                 N/A            16,850,329(3)           51,468,576
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A .......                 N/A               471,208(3)            1,155,538
   SHARES REDEEMED - CLASS A ..................................                 N/A           (58,502,479)(3)         (55,521,236)
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......                 N/A           (41,180,942)(3)          (2,897,122)
                                                                  -----------------     -----------------       -----------------
   SHARES SOLD - ADMINISTRATIVE CLASS .........................                 N/A                   N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   ADMINISTRATIVE CLASS........................................                 N/A                   N/A                     N/A
   SHARES REDEEMED - ADMINISTRATIVE CLASS .....................                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATIVE CLASS........................................                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
   SHARES SOLD - CLASS E ......................................                 N/A                   N/A                     N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS E .......                 N/A                   N/A                     N/A
   SHARES REDEEMED - CLASS E ..................................                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS E .......                 N/A                   N/A                     N/A
                                                                  -----------------     -----------------       -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................         313,846,613           385,671,595(7)                  N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
   INSTITUTIONAL CLASS.........................................           1,271,689                76,787(7)                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................        (272,985,023)         (362,606,896)(7)                 N/A
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS.........................................          42,133,279            23,141,486(7)                  N/A
                                                                  -----------------     -----------------       -----------------
   SHARES SOLD - SERVICE CLASS ................................       2,502,356,978         2,015,467,599           4,895,924,473
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS .           7,131,257             1,611,072               8,171,310
   SHARES REDEEMED - SERVICE CLASS ............................      (2,450,250,529)       (1,912,651,696)         (4,862,198,765)
                                                                  -----------------     -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .          59,237,706           104,426,975              41,897,018
                                                                  -----------------     -----------------       -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .........   $               0     $               0       $        (126,904)
                                                                  =================     =================       =================

                                                                                   TREASURY PLUS INSTITUTIONAL
                                                                                        MONEY MARKET FUND
                                                                          -----------------------------------------
                                                                                    FOR THE                 FOR THE
                                                                                 YEAR ENDED              YEAR ENDED
                                                                             MARCH 31, 2001          MARCH 31, 2000 (6)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................      $     858,742,483       $   2,170,334,965
OPERATIONS:
   NET INVESTMENT INCOME ...........................................             61,277,864              82,558,288
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS .................                199,162                 (29,640)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................             61,477,026              82,528,648
                                                                          -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
    CLASS A ........................................................                    N/A             (24,950,102)(4)
    ADMINISTRATIVE CLASS ...........................................                    N/A              (2,208,198)
    CLASS E ........................................................                    N/A             (13,974,099)(4)
    INSTITUTIONAL CLASS ............................................            (24,866,987)            (29,064,561)
    SERVICE CLASS ..................................................            (36,410,877)            (12,361,328)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
    CLASS A ........................................................                    N/A                       0(4)
    ADMINISTRATIVE CLASS ...........................................                    N/A                       0
    CLASS E ........................................................                    N/A                       0(4)
    INSTITUTIONAL CLASS ............................................                      0                       0
    SERVICE CLASS ..................................................                      0                       0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................                    N/A           1,284,191,796(4)
   REINVESTMENT OF DIVIDENDS - CLASS A .............................                    N/A               3,111,729(4)
   COST OF SHARES REDEEMED - CLASS A ...............................                    N/A          (1,831,221,877)(4)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A .......................                    N/A            (543,918,352)(4)
                                                                          -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATIVE CLASS ................                    N/A              85,867,401(5)
   REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS ................                    N/A               2,358,799(5)
   COST OF SHARES REDEEMED - ADMINISTRATIVE CLASS ..................                    N/A            (188,319,973)(5)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATIVE CLASS ..........                    N/A            (100,093,773)(5)
                                                                          -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - CLASS E .............................                    N/A             841,125,549(4)
   REINVESTMENT OF DIVIDENDS - CLASS E .............................                    N/A                       0(4)
   COST OF SHARES REDEEMED - CLASS E ...............................                    N/A          (1,425,568,024)(4)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS E .......................                    N/A            (584,442,475)(4)
                                                                          -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................         46,272,404,433          48,358,025,436
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS .................              5,037,644              11,059,800
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................        (46,252,000,403)        (48,472,622,077)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........             25,441,674            (103,536,841)
                                                                          -----------------       -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................          8,406,303,679           4,609,832,463
   REINVESTMENT OF DIVIDENDS - SERVICE CLASS .......................              8,622,936               9,609,868
   COST OF SHARES REDEEMED - SERVICE CLASS .........................         (7,832,837,143)         (4,599,013,732)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - SERVICE CLASS .................            582,089,472              20,428,599
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................            607,730,308          (1,311,592,482)
                                                                          =================       =================

NET ASSETS:
   ENDING NET ASSETS ...............................................      $   1,466,472,791       $     858,742,483
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................                    N/A           1,284,191,796(4)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A ............                    N/A               3,111,729(4)
   SHARES REDEEMED - CLASS A .......................................                    N/A          (1,831,248,142)(4)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............                    N/A            (543,944,617)(4)
                                                                          -----------------       -----------------
   SHARES SOLD - ADMINISTRATIVE CLASS ..............................                    N/A              85,867,401(5)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - ADMINISTRATIVE CLASS                    N/A               2,358,799(5)
   SHARES REDEEMED - ADMINISTRATIVE CLASS ..........................                    N/A            (188,320,695)(5)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATIVE CLASS                    N/A            (100,094,495)(5)
                                                                          -----------------       -----------------
   SHARES SOLD - CLASS E ...........................................                    N/A             841,125,549(4)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS E ............                    N/A                       0(4)
   SHARES REDEEMED - CLASS E .......................................                    N/A           (1,425,570,489)(4)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS E ............                    N/A            (584,444,940)(4)
                                                                          -----------------       -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................         46,272,404,433          48,358,025,436
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS               5,037,644              11,059,800
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................        (46,252,000,403)        (48,472,616,799)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS              25,441,674            (103,531,563)
                                                                          -----------------       -----------------
   SHARES SOLD - SERVICE CLASS .....................................          8,406,303,679           4,609,832,463
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - SERVICE CLASS ......              8,622,936               9,609,868
   SHARES REDEEMED - SERVICE CLASS .................................         (7,832,837,143)         (4,599,026,227)
                                                                          -----------------       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......            582,089,472              20,416,104
                                                                          -----------------       -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..............      $               0       $               0
                                                                          =================       =================

MONEY MARKET FUNDS                  NOTES TO STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------



     NOTES TO STATEMENT OF CHANGES IN NET ASSETS
     --------------------------------------------------------------------------
     (1) "PROCEEDS FROM SHARES SOLD" INCLUDES $2,053,684,696 FOR SERVICE CLASS, AND "SHARES SOLD" INCLUDES 2,053,752,793 FOR SERVICE CLASS, AS A RESULT OF THE CONSOLIDATION OF THE SERVICE AND ADMINISTRATIVE CLASS SHARES OF STAGECOACH PRIME MONEY MARKET FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $1,698,113,998 FOR INSTITUTIONAL CLASS, AND "SHARES SOLD" INCLUDES 1,698,194,434 FOR INSTITUTIONAL CLASS, AS A RESULT OF THE CONSOLIDATION OF THE INSTITUTIONAL CLASS SHARES OF STAGECOACH PRIME MONEY MARKET FUND.
     (2) "PROCEEDS FROM SHARES SOLD" INCLUDES $35,535,275 FOR INSTITUTIONAL CLASS, AND "SHARES SOLD" INCLUDES 35,542,045 FOR INSTITUTIONAL CLASS AS A RESULT OF THE CONSOLIDATION OF THE STAGECOACH NATIONAL TAX-FREE MONEY MARKET FUND.
     (3) CLASS A SHARES OF NORWEST ADVANTAGE MUNICIPAL MONEY MARKET FUND MERGED INTO THE WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND ON NOVEMBER 8, 1999.
     (4) CLASS A SHARES AND CLASS E SHARES OF STAGECOACH TREASURY PLUS MONEY MARKET FUND MERGED INTO WELLS FARGO TREASURY PLUS MONEY MARKET FUND ON NOVEMBER 8, 1999.
     (5) THE ADMINISTRATIVE CLASS OF SHARES OF STAGECOACH TREASURY PLUS MONEY MARKET FUND BECAME SERVICE CLASS SHARES OF WELLS FARGO TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND ON NOVEMBER 8, 1999.

     (6) "PROCEEDS FROM SHARES SOLD" INCLUDES $106,952,490 FOR SERVICE CLASS, AND "SHARES SOLD" INCLUDES 106,961,046 FOR SERVICE CLASS AS A RESULT OF THE CONSOLIDATION OF THE NORWEST ADVANTAGE TREASURY PLUS FUND.
     (7)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        BEGINNING                    NET REALIZED
                                                        NET ASSET                             AND
                                                            VALUE            NET       UNREALIZED
                                                              PER     INVESTMENT   GAIN (LOSS) ON
                                                            SHARE         INCOME      INVESTMENTS
-------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................         $   1.00         0.06            0.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........             1.00         0.02            0.00

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................             1.00         0.04            0.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........             1.00         0.01            0.00


TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(3)
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................             1.00         0.06            0.00
APRIL 1, 1999 TO MARCH 31, 2000 .................             1.00         0.05            0.00
APRIL 1, 1998 TO MARCH 31, 1999 .................             1.00         0.05            0.00
APRIL 1, 1997 TO MARCH 31, 1998 .................             1.00         0.05            0.00
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ............             1.00         0.03            0.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ...........             1.00         0.05            0.00


THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                         DIVIDENDS   DISTRIBUTIONS         ENDING
                                                          FROM NET        FROM NET      NET ASSET
                                                        INVESTMENT        REALIZED      VALUE PER
                                                            INCOME           GAINS          SHARE
-------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................           (0.06)         0.00         $   1.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........           (0.02)         0.00         $   1.00

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................           (0.04)         0.00         $   1.00
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........           (0.01)         0.00         $   1.00

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(3)
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................           (0.06)         0.00         $   1.00
APRIL 1, 1999 TO MARCH 31, 2000 .................           (0.05)         0.00         $   1.00
APRIL 1, 1998 TO MARCH 31, 1999 .................           (0.05)         0.00         $   1.00
APRIL 1, 1997 TO MARCH 31, 1998 .................           (0.05)         0.00         $   1.00
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ............           (0.03)         0.00         $   1.00
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ...........           (0.05)         0.00         $   1.00

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                 ---------------------------------------------               NET ASSETS AT
                                                 NET INVESTMENT            NET        GROSS        TOTAL     END OF PERIOD
                                                         INCOME       EXPENSES     EXPENSES(1)    RETURN    (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................         6.16%         0.25%         0.31%         6.38%      $3,332,149
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........         5.77%         0.25%         0.30%         2.29%      $2,116,276

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................         3.86%         0.30%         0.37%         3.93%      $   65,265
NOVEMBER 8, 1999(2) TO MARCH 31, 2000 ...........         3.43%         0.30%         0.31%         1.36%      $   23,134

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND(3)
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
APRIL 1, 2000 TO MARCH 31, 2001 .................         5.88%         0.25%         0.30%         6.05%      $  415,965
APRIL 1, 1999 TO MARCH 31, 2000 .................         4.81%         0.25%         0.40%         4.98%      $  390,592
APRIL 1, 1998 TO MARCH 31, 1999 .................         4.92%         0.25%         0.41%         5.04%      $  493,987
APRIL 1, 1997 TO MARCH 31, 1998 .................         5.28%         0.25%         0.40%         5.41%      $  501,494
OCTOBER 1, 1996 TO MARCH 31, 1997(4) ............         5.11%         0.25%         0.39%         2.58%      $  449,647
OCTOBER 1, 1995 TO SEPTEMBER 30, 1996 ...........         5.21%         0.25%         0.59%         5.26%      $  540,689

MONEY MARKET FUNDS                                NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

     NOTES TO FINANCIAL HIGHLIGHTS
     --------------------------------------------------------------------------
     (1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 8).
     (2)  COMMENCEMENT OF OPERATIONS.
     (3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WELLS FARGO BANK, N.A. ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT INCORPORATED.
     (4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET FUNDS
------------------------------------------------------------------------------


   NOTES TO FINANCIAL STATEMENTS
   ---------------------------------------------------------------------------

   1.   ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.
     The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any) and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential distribution rights. Differences in per share distribution rates generally result from differences in separate class expenses, including shareholder servicing and transfer agency fees.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:


      Stagecoach Fund                        Norwest Advantage Fund             Wells Fargo Fund
---------------------------------------------------------------------------------------------------------------------------
      PRIME MONEY MARKET FUND (AD, SVC, I) CASH INVESTMENT FUND (SVC)*  CASH INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET       MUNICIPAL MONEY MARKET       NATIONAL TAX-FREE INSTITUTIONAL MONEY
      FUND (I)                             FUND (SVC)*                  MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND      TREASURY PLUS FUND (SVC)     TREASURY PLUS INSTITUTIONAL MONEY
      (AD, SVC, I)*                                                      MARKET FUND

     * Accounting survivor
     In the Consolidation, the Wells Fargo Cash Investment Money Market Fund acquired all of the net assets attributable to Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund and all of the Service Class net assets of the Norwest Advantage Cash Investment Fund. The Administrative, Service and Institutional share classes of the Stagecoach Prime Money Market Fund exchanged their 3,751,947,227 shares for 3,751,947,227 shares of the Wells Fargo Cash Investment Money Market Fund. Concurrent with the Consolidation, Administrative shares of the Stagecoach Prime Money Market Fund became Service shares of the Wells Fargo Cash Investment Money Market Fund.
     In the Consolidation, the Wells Fargo National Tax-Free Institutional Money Market Fund acquired all of the net assets of the Institutional share class of the Stagecoach National Tax-Free Money Market Fund and all of the net assets of the Service share class of the Norwest Advantage Municipal Money Market Fund. The Institutional share class of the Stagecoach National Tax-Free Money Market Fund exchanged its 35,542,045 shares for 35,542,045 shares of the Wells Fargo National Tax-Free Institutional Money Market Fund.
     In the Consolidation, the Wells Fargo Treasury Plus Institutional Money Market Fund acquired all of the net assets of the Administrative, Service and Institutional shares of the Stagecoach Treasury Plus Money Market Fund and the Service shares of the Norwest Advantage Treasury Plus Fund. The Norwest Advantage Treasury Plus Fund exchanged its 106,961,046 shares for 106,961,046 Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund. Concurrent with the Consolidation, the Administrative shares of the Stagecoach Treasury Plus Money Market Fund became Service shares of the Wells Fargo Treasury Plus Institutional Money Market Fund.
     At the time of the Consolidation, the Cash Investment Money Market Fund, structured as a "Gateway" Fund in a "Core-Gateway" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through "Core" portfolios (Prime Money Market Portfolio, Money Market Portfolio).

MONEY MARKET FUNDS                                NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
     Each Fund, with exception of the National Tax-Free Institutional Money Market Fund, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly.
     Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:


                                                   Undistributed Net
      Fund                                        Realized Gain/(Loss)   Paid-in Capital
----------------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND               (1,667,828)           1,667,828
----------------------------------------------------------------------------------------
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND       (8,696)               8,696

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET FUNDS
-------------------------------------------------------------------------------


FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.
     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:


                                                                       Capital Loss
      Fund                                         Year Expires        Carryforwards
---------------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND                  2002             $397,611
---------------------------------------------------------------------------------------
                                                         2005               75,562
---------------------------------------------------------------------------------------
      NATIONAL TAX FREE INSTITUTIONAL MONEY MARKET FUND  2008              $47,645
                                                         2009               39,671

3. ADVISORY FEES
     The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      Fund                                         % of Average Daily Net Assets
--------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND                        0.10
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND        0.10
--------------------------------------------------------------------------------
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND            0.10


     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets up to $1 billion and 0.04% of each Fund's average daily net assets in excess of $1 billion.
4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

MONEY MARKET FUNDS                                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. SHAREHOLDER SERVICING FEES
     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares for these services.
     The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 2001 were as follows:


      Fund                                                    Service Class
-------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND                        $25,096,311
-------------------------------------------------------------------------------
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND          2,434,563
-------------------------------------------------------------------------------
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND              1,611,452

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
     Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 27 shares of the Cash Investment Money Market Fund Institutional Class, 170 shares of the National Tax-Free Institutional Money Market Fund Institutional Class and 27 shares of the Treasury Plus Institutional Money Market Fund Institutional Class.

8. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2001, were waived by Funds Management.

      Fund                                                  Total Fees Waived by Funds Management
------------------------------------------------------------------------------------------------------
      CASH INVESTMENT MONEY MARKET FUND                                 $7,510,043
------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND                  1,109,568
------------------------------------------------------------------------------------------------------
      TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND                        835,429

INDEPENDENT AUDITORS' REPORT                                  MONEY MARKET FUNDS
--------------------------------------------------------------------------------

 TO THE INSTITUTIONAL CLASS SHAREHOLDERS AND BOARD OF
 TRUSTEES WELLS FARGO FUNDS TRUST:
     We have audited the accompanying statements of assets and liabilities of Cash Investment Money Market Fund, National Tax-Free Institutional Money Market Fund and Treasury Plus Institutional Money Market Fund (three of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/  KPMG  LLP

   San Francisco, California
   May 11, 2001

MONEY MARKET FUNDS                                  TAX INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------
  TAX INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------
     For federal income tax purposes, the National Tax-Free Institutional Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.
     For California tax purposes, the Treasury Plus Institutional Money Market Fund designates 33.91% of the distributions paid from net investment income during the year as California exempt-interest dividends under
   Section 17145 of the California Revenue and Taxation Code.

LIST OF ABBREVIATIONS                                       MONEY MARKET FUNDS
------------------------------------------------------------------------------
The following is a list of common abbreviations for terms and entities which may have appeared in this report.


      ABAG               - ASSOCIATION OF BAY AREA GOVERNMENTS
      ADR                - AMERICAN DEPOSITORY RECEIPTS
      AMBAC              - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
      AMT                - ALTERNATIVE MINIMUM TAX
      ARM                - ADJUSTABLE RATE MORTGAGES
      BART               - BAY AREA RAPID TRANSIT
      CDA                - COMMUNITY DEVELOPMENT AUTHORITY
      CDSC               - CONTINGENT DEFERRED SALES CHARGE
      CGIC               - CAPITAL GUARANTY INSURANCE COMPANY
      CGY                - CAPITAL GUARANTY CORPORATION
      CMT                - CONSTANT MATURITY TREASURY
      COFI               - COST OF FUNDS INDEX
      Connie Lee         - CONNIE LEE INSURANCE COMPANY
      COP                - CERTIFICATE OF PARTICIPATION
      CP                 - COMMERCIAL PAPER
      CTF                - COMMON TRUST FUND
      DW&P               - DEPARTMENT OF WATER & POWER
      DWR                - DEPARTMENT OF WATER RESOURCES
      EDFA               - EDUCATION FINANCE AUTHORITY
      FGIC               - FINANCIAL GUARANTY INSURANCE CORPORATION
      FHA                - FEDERAL HOUSING AUTHORITY
      FHLB               - FEDERAL HOME LOAN BANK
      FHLMC              - FEDERAL HOME LOAN MORTGAGE CORPORATION
      FNMA               - FEDERAL NATIONAL MORTGAGE ASSOCIATION
      FRN                - FLOATING RATE NOTES
      FSA                - FINANCIAL SECURITY ASSURANCE, INC
      GNMA               - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      GO                 - GENERAL OBLIGATION
      HFA                - HOUSING FINANCE AUTHORITY
      HFFA               - HEALTH FACILITIES FINANCING AUTHORITY
      IDA                - INDUSTRIAL DEVELOPMENT AUTHORITY
      LIBOR              - LONDON INTERBANK OFFERED RATE
      LLC                - LIMITED LIABILITY CORPORATION
      LOC                - LETTER OF CREDIT
      LP                 - LIMITED PARTNERSHIP
      MBIA               - MUNICIPAL BOND INSURANCE ASSOCIATION
      MFHR               - MULTI-FAMILY HOUSING REVENUE
      MUD                - MUNICIPAL UTILITY DISTRICT
      MTN                - MEDIUM TERM NOTE
      PCFA               - POLLUTION CONTROL FINANCE AUTHORITY
      PCR                - POLLUTION CONTROL REVENUE
      PFA                - PUBLIC FINANCE AUTHORITY
      PLC                - PRIVATE PLACEMENT
      PSFG               - PUBLIC SCHOOL FUND GUARANTY
      RAW                - REVENUE ANTICIPATION WARRANTS
      RDA                - REDEVELOPMENT AUTHORITY
      RDFA               - REDEVELOPMENT FINANCE AUTHORITY
      R&D                - RESEARCH & DEVELOPMENT
      SFMR               - SINGLE FAMILY MORTGAGE REVENUE
      STEERS             - STRUCTURED ENHANCED RETURN TRUST
      TBA                - TO BE ANNOUNCED
      TRAN               - TAX REVENUE ANTICIPATION NOTES
      USD                - UNIFIED SCHOOL DISTRICT
      V/R                - VARIABLE RATE
      WEBS               - WORLD EQUITY BENCHMARK SHARES#

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:



WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266


WELLS FARGO FUNDS Investor Services: 1-800-222-8222


Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo &Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo &Company and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.


DATED MATERIAL
PLEASE EXPEDITE

[WELLS FARGO FUNDS LOGO]

P.O. Box 8266
Boston, MA 02266-8266

                                         -------------------------------------
                                                         Presorted
                                                    First-Class Mail
                                                      U.S. Postage
                                                          PAID
                                                     Permit No. 2145
                                                        Newark, NJ
                                         -------------------------------------


                                                                  AR 006 (3/01)

                                                                          WELLS
                                                                          FARGO
                                                                         -------
                                                                          FUNDS



ANNUAL REPORT



WELLS FARGO
OVERLAND EXPRESS SWEEP FUND



                                                March 31, 2001


                                   [GRAPHIC]

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------


TABLE OF CONTENTS

LETTER TO SHAREHOLDER .......................................................  1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS ......................................................  2
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS ....................................................  4
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ......................................  7
   STATEMENT OF OPERATIONS ..................................................  8
   STATEMENTS OF CHANGES IN NET ASSETS ......................................  9
   FINANCIAL HIGHLIGHTS ..................................................... 10

NOTES TO FINANCIAL STATEMENTS ............................................... 12
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT ................................................ 14
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ....................................................... 15
--------------------------------------------------------------------------------



             -----------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -----------------------------------------------------

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

     The year ended March 31, 2001, has been especially rocky for stocks. Investors sought shelter in more conservative investments such as bonds and money market funds. Poor returns in the stock market emphasized the benefits of diversification across stocks, bonds and money market funds.
     For stocks, it was not a good way to start the new millennium. For the 12-month period ending March 31, 2001, the Dow Jones Industrial Average, a broad measure of the U.S. stock market, fell 12%, while the Nasdaq Composite Index, which focuses on technology stocks, sank 59.42%. After a decade of phenomenal gains, stocks reversed course due to declining U.S. economic growth and weakening corporate profits.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     The Federal Reserve Board (the Fed) dictates the direction of short-term interest rates. In an effort to slow the economy, the Fed raised short-term interest rates a total of 1.75 percentage points between June 1999 and May 2000. The Fed's actions began to take effect in the second half of 2000. However, by the end of 2000, the cure appeared worse than the disease. Economic growth came to a halt, and the Fed reversed course in January 2001, aggressively lowering interest rates. Money market fund yields rose and fell in accordance with Fed policies.
     Wells Fargo Money Market Funds, which maintained their $1.00 per share price throughout this volatile period, continue to meet investor demands for safety, stability and liquidity.

DIVERSIFICATION REDUCES RISK
--------------------------------------------------------------------------------
     During the past fiscal year, bonds and money market funds outperformed stocks. For much of the 1990s, stocks were the top performing asset class. Because no one can predict from year to year which asset class will do better, it's prudent to diversify your portfolio among different types of assets. WELLS FARGO FUNDS continues to encourage investors to think long-term and stresses the importance of a diversified portfolio. There are 67 funds in the WELLS FARGO FUNDS family designed to meet your risk tolerance and long-term goals.
     Thank you for investing in WELLS FARGO FUNDS.


   Sincerely,


   /s/ Michael J. Hogan


   MICHAEL J. HOGAN
   PRESIDENT
   WELLS FARGO FUNDS

OVERLAND EXPRESS SWEEP FUND                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

   The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income while preserving capital and liquidity.

ADVISOR
   Wells Fargo Funds Management, LLC

SUB-ADVISOR
   Wells Capital Management Incorporated

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/91

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund returned 5.35%(1) for the one-year period ended March 31, 2001. It underperformed the iMoneyNet First Tier Retail Money Fund Average(2), which returned 5.83%. The Fund distributed $0.05 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
     The fiscal year began on April 1, 2000, in an atmosphere of a strong economy and rising interest rates. The Federal Reserve Board (the Fed) was in the midst of raising the short-term interest rates to slow the economy and prevent an outbreak of inflation, its final increase coming in May 2000. As the economy began to stabilize, the federal funds rate remained at 6.5% throughout the remainder of 2000. By early 2001, an abrupt slowdown in economic activity prompted the Fed to reduce short-term interest rates from 6.5% to 5%. In doing so, the Fed hoped to keep the economy out of a recession.
     Because of the stock market sell-off, money market funds experienced heavy inflows during early 2001. As a result, total money market fund industry assets grew more than $100 billion to $2 trillion.This additional demand for securities drove prices higher and yields lower. Because these cash inflows had to be invested at lower and lower rates, the Fund's yields were negatively impacted.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

     Interest rates are likely to decline throughout the second quarter of 2001 causing money market yields to fall. Anticipating such an outlook, as of March 31, 2001, the Fund's maturity was at the upper end of the Fund's normal maturity range. While the Fund will continue to pursue opportunities to enhance yield, it will only do so to the extent consistent with its goals of maintaining stability of principal and meeting shareholder liquidity needs.
     The Fund seeks to ensure safety and liquidity for shareholders. Only after these primary objectives are realized does the Fund seek increased yields. These goals, as well as the value criteria utilized in making investment decisions, allows the Fund to focus on long-term trends. Short-term volatility in interest rates does not heavily influence the management of the Overland Express Sweep Fund.
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS                               OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2001)

                                                                6-Month*  1-Year  5-Year  Since Inception
-------------------------------------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND                                    2.60     5.35    4.55        3.91
-------------------------------------------------------------------------------------------------------------
   BENCHMARK
-------------------------------------------------------------------------------------------------------------
      iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE              2.88     5.83    5.05        4.51(3)
-------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FUND YIELD SUMMARY (AS OF MARCH 31, 2001)
------------------------------------------------------
   7-DAY CURRENT YIELD                       4.34%
------------------------------------------------------
   7-DAY COMPOUND YIELD                      4.43%
------------------------------------------------------
   30-DAY SIMPLE YIELD                       4.46%
------------------------------------------------------
   30-DAY COMPOUND YIELD                     4.55%

   FUND CHARACTERISTICS (AS OF MARCH 31, 2001)
-------------------------------------------------------
   WEIGHTED AVERAGE MATURITY                68 DAYS
-------------------------------------------------------
   NUMBER OF HOLDINGS                            93

 PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2001)

[CHART]

Commercial Paper                       60%
Certificate of Deposits                14%
Floating/Variable Rate Notes/Bonds      8%
Time Deposits                           7%
Corporate Bonds                         7%
Repurchase Agreements                   2%
Banker's Acceptance Notes               1%
Collateralized Mortgage Securities      1%


  MATURITY DISTRIBUTION (AS OF MARCH 31, 2001)

[CHART]

Overnight                     1%
2-14 days                    19%
15-29 days                   23%
30-59 days                   21%
60-89 days                   16%
90-179 days                   9%
180-269 days                  4%
270+ days                     7%


--------------------------------------------------------------------------------
     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through July 31, 2001, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
     Performance shown for the Wells Fargo Overland Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor fund Overland Express Funds, Inc. portfolio.
(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
(3)  The published return closest to the Fund's inception date of 10/01/91.
(4)  Portfolio holdings are subject to change.

OVERLAND EXPRESS SWEEP FUND           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE    MATURITY DATE         VALUE
BANK NOTES - 1.04%
$ 51,250,000  LASALLE NATIONAL BANK                                                    5.23%           01/9/02       $   51,242,077

TOTAL BANK NOTES (COST $51,242,077)                                                                                      51,242,077
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 13.80%
 200,000,000  BANK OF AUSTRIA                                                          4.96            4/25/01          200,000,000
  30,000,000  COMMERZBANK, NY                                                          5.80             4/5/01           30,000,000
  16,000,000  COMMERZBANK, NY                                                          7.45            5/21/01           16,021,822
  65,550,000  DEXIA BANK NY                                                            5.37            1/18/02           65,547,489
  67,000,000  DRESDNER BANK AG                                                         6.81            5/11/01           67,000,000
  70,000,000  DRESDNER BANK AG                                                         7.10            5/15/01           70,000,000
 100,000,000  ING BANK NV                                                              5.27             4/5/01          100,000,128
  34,000,000  MERITA BANK, GRAND CAYMAN                                                6.10             7/3/01           34,000,843
  97,000,000  NORDDEUTSCHE LANDESBANK                                                  5.27            1/16/02           96,992,610

TOTAL CERTIFICATES OF DEPOSIT (COST $679,562,892)                                                                       679,562,892
                                                                                                                     --------------

COMMERCIAL PAPER - 60.26%
  25,000,000  ABBOTT LABORATORIES                                                      5.18             5/1/01           25,000,000
  90,000,000  AMSTEL FUNDING CORPORATION**                                             5.37^            5/3/01           89,588,475
  96,960,000  AMSTEL FUNDING CORPORATION**                                             5.34^            5/4/01           96,504,934
  65,000,000  AQUINAS FUNDING, LLC**                                                   5.45^            4/2/01           65,000,000
  30,359,000  ASSET PORTFOLIO FUNDING CORPORATION**                                    5.31^           6/11/01           30,050,857
  72,000,000  BANK OF AMERICA CORPORATION                                              5.27^            6/8/01           71,305,880
  61,200,000  BAVARIA TRR CORPORATION**                                                6.68^           4/17/01           61,035,780
  40,400,000  BAVARIA TRR CORPORATION**                                                6.69^           4/17/01           40,291,509
  40,000,000  BAVARIA UNIVERSAL FUNDING                                                6.67^           4/17/01           39,892,500
  40,000,000  BAVARIA UNIVERSAL FUNDING                                                6.61^           4/20/01           40,000,000
  18,500,000  BETA FINANCE, INCORPORATED**                                             5.28^            6/1/01           18,344,784
  85,021,000  CROWN POINT CAPITAL COMPANY LLC**                                        5.36^            5/8/01           84,571,239
  40,813,000  CROWN POINT CAPITAL COMPANY LLC**                                        5.05^            6/6/01           40,445,287
  15,000,000  CSFB GUERNSEY INTERNATIONAL                                              5.24^            7/9/01           14,790,525
  56,500,000  CXC INCORPORATED**                                                       5.46^           4/27/01           56,285,771
  50,000,000  CXC INCORPORATED**                                                       5.00^           6/15/01           49,493,306
 173,160,000  GIRO FUNDING**                                                           4.99^           4/24/01          172,634,075
  50,000,000  GOLDMAN SACHS GROUP, INCORPORATED LP                                     6.17^           5/11/01           49,673,375
  11,000,000  GOVCO INCORPORATED**                                                     5.48^           4/27/01           10,958,139
  12,879,000  GOVCO INCORPORATED**                                                     5.57^           4/27/01           12,829,899
  54,600,000  GOVCO INCORPORATED**                                                     5.26^           5/25/01           54,182,811
  15,331,000  GREENWICH FUNDING CORPORATION**                                          5.30^           5/15/01           15,235,045
  60,260,000  GREYHAWK FUNDING**                                                       6.00^           6/11/01           59,574,543
  97,500,000  GREYHAWK FUNDING**                                                       5.33^           6/25/01           96,312,450
  50,000,000  HALIFAX PLC                                                              5.60^            7/3/01           49,303,612
  30,000,000  HALOGEN CAPITAL COMPANY LLC**                                            5.57^           4/12/01           29,954,167
  65,438,000  HALOGEN CAPITAL COMPANY LLC**                                            5.71^           4/17/01           65,284,493
  44,000,000  IRISH PERMANENT TREASURY                                                 6.66^           4/20/01           43,858,320
  12,830,000  IVORY FUNDING**                                                          6.41^            6/6/01           12,685,913
  10,000,000  JUNIPER FUNDING**                                                        6.64^           4/27/01            9,955,278
  27,500,000  K2 (USA) LLC                                                             6.69^           4/10/01           27,460,461

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001           OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                        INTEREST RATE    MATURITY DATE         VALUE
COMMERCIAL PAPER (continued)
$ 12,000,000  K2 (USA) LLC                                                             6.65%^           5/3/01         $ 11,933,350
  50,000,000  K2 (USA) LLC                                                             6.66^            5/8/01           49,677,500
   9,700,000  K2 (USA) LLC**                                                           6.66^           5/14/01            9,627,008
  12,200,000  K2 (USA) LLC**                                                           6.66^           5/15/01           12,106,009
  10,000,000  K2 (USA) LLC**                                                           5.07^           7/16/01            9,852,125
  30,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    6.03^            7/6/01           29,536,875
  25,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    4.65^          12/19/01           24,184,375
  32,104,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                   6.69^           4/12/01           32,046,302
  70,000,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                   5.06^            6/1/01           69,416,667
  43,850,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                   5.23^           7/25/01           43,141,823
  13,700,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                   4.90^           8/22/01           13,441,154
  28,775,000  LEXINGTON PARKER CAPITAL COMPANY LLC**                                   4.92^           8/31/01           28,195,060
 124,000,000  LONE STAR FUNDING**                                                      5.19^           5/29/01          122,994,774
  10,000,000  MOAT FUNDING, LLC**                                                      6.65^           4/26/01            9,957,000
  53,700,000  MOAT FUNDING, LLC**                                                      5.30^           5/24/01           53,294,327
  47,000,000  MOAT FUNDING, LLC**                                                      5.34^           5/25/01           46,635,346
  50,000,000  MOAT FUNDING, LLC**                                                      4.92^           9/14/01           48,900,001
  15,000,000  NATIONAL RURAL UTILITIES                                                 6.66^           6/11/01           14,813,917
 147,000,000  PARK AVENUE RECEIVABLES**                                                5.05^           4/25/01          146,527,599
  50,000,000  PERRY GLOBAL FUNDING LTD.**                                              5.01^           6/13/01           49,506,000
  61,000,000  PERRY III FUNDING COMPANY**                                              5.12^           5/11/01           60,664,958
  23,008,000  REPEAT OFFERING SECURITIZATION ENTITY**                                  5.52^           4/23/01           22,934,854
  50,500,000  ROYAL BANK OF CANADA                                                     5.60^            7/2/01           49,804,293
  50,000,000  ROYAL BANK OF CANADA                                                     5.60^            7/9/01           49,259,556
  18,600,000  SIGMA FINANCE INCORPORATED**                                             6.74^            5/3/01           18,496,533
  24,100,000  SIGMA FINANCE INCORPORATED**                                             6.77^           5/22/01           23,883,770
  23,100,000  SIGMA FINANCE INCORPORATED**                                             6.73^           6/15/01           22,795,632
  23,700,000  SIGMA FINANCE INCOPORATED**                                              5.39^            7/9/01           23,361,288
   4,000,000  SIGMA FINANCE INCORPORATED**                                             5.40^           7/13/01            3,940,500
  58,500,000  SPINTAB-SWEDMORTGAGE                                                     5.22^            7/9/01           57,686,233
 100,000,000  SURREY FUNDING**                                                         5.12^           5/11/01           99,450,750
 122,790,000  TULIP FUNDING**                                                          5.00^           4/26/01          122,382,337
  55,000,000  UBS FINANCIAL DELAWARE                                                   5.50^            4/2/01           55,000,000

TOTAL COMMERCIAL PAPER (COST $2,967,951,344)                                                                          2,967,951,344
                                                                                                                     --------------

CORPORATE BONDS & NOTES - 7.13%
  28,000,000  BAYER CORPORATION                                                        4.75            3/19/02           27,992,194
  48,000,000  CC (USA) INCORPORATED**                                                  7.12             5/5/01           48,000,000
  92,000,000  H.J. HEINZ COMPANY**                                                     6.82           11/15/01           92,000,000
  82,600,000  MARSHALL & ISLEY CORPORATION                                             6.75            12/3/01           82,600,000
 100,500,000  MERRILL LYNCH & COMPANY                                                  5.27             2/8/02          100,495,841

TOTAL CORPORATE BONDS & NOTES (COST $351,088,035)                                                                       351,088,035
                                                                                                                     --------------

OVERLAND EXPRESS SWEEP FUND           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL     SECURITY NAME                                                        INTEREST RATE    MATURITY DATE         VALUE
MORTGAGE BACKED SECURITIES - 0.58%
$ 28,470,675  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED
              SERIES 2000, CLASS A-2                                                   6.68%          11/27/01       $   28,470,675

TOTAL MORTGAGE BACKED SECURITIES (COST $28,470,675)                                                                      28,470,675
                                                                                                                     --------------

TIME DEPOSITS - 7.05%
 100,000,550  BANQUE BRUXELLES LAMBERT, LONDON                                         5.50             4/2/01          100,000,550
  84,000,000  CAISSE DES DEPOTS ET CONSIGNATIONS, PARIS                                5.38             4/2/01           84,000,000
 163,144,000  DEUTSCHE BANK, CANADA, TORONTO                                           5.44             4/2/01          163,144,000

TOTAL TIME DEPOSITS (COST $347,144,550)                                                                                 347,144,550
                                                                                                                     --------------

VARIABLE RATE NOTES - 8.01%
  45,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA                                  4.86            6/26/01           45,000,000
  53,500,000  BEAR STEARNS COMPANIES, INCORPORATED SERIES B                            5.13            3/28/02           53,500,000
  30,000,000  CSFB GUERNSEY INTERNATIONAL                                              5.64           10/15/01           29,997,598
  48,600,000  GOLDMAN SACHS & COMPANY                                                  5.49           11/26/01           48,649,011
  27,000,000  GOLDMAN SACHS & COMPANY                                                  5.29            12/3/01           27,036,717
  25,000,000  KEYCORP                                                                  5.37            5/15/01           24,999,411
  73,350,000  MORGAN STANLEY, DEAN WITTER, DISCOVER & COMPANY                          5.34            8/28/01           73,350,000
  50,000,000  NORTHERN ROCK PLC                                                        5.23            2/12/02           50,000,000
  42,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2000-17                             5.29           11/13/01           42,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (COST $394,532,736)                                                                394,532,737
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 2.03%
 100,000,000  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT                             5.45             4/2/01          100,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,919,992,310)*                          99.90%                                                               $4,919,992,310
OTHER ASSETS AND LIABILITIES, NET                0.10                                                                     4,876,536
                                                                                                                     --------------
TOTAL NET ASSETS                               100.00%                                                               $4,924,868,846
                                               ======                                                                ==============

^  YIELD TO MATURITY SECURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
** REPRESENTS COMMERCIAL PAPER ISSUED IN RELIANCE ON THE "PRIVATE PLACEMENT"
   EXEMPTION FROM REGISTRATION AFFORDED BY SECTION 4(2) OF THE SECURITIES ACT OF 1933. RESALE OF THESE ITEMS MUST BE EFFECTED IN A TRANSACTION EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON THE PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS & LIABILITIES -- MARCH 31, 2001  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                              OVERLAND EXPRESS
                                                                                                                    SWEEP FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   INVESTMENTS:
    IN SECURITIES, AT AMORTIZED COST ......................................................................     $4,919,992,310
   RECEIVABLE FOR INTEREST ................................................................................         22,651,379
                                                                                                                --------------
TOTAL ASSETS ..............................................................................................      4,942,643,689
                                                                                                                --------------

LIABILITIES
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES ...........................................................          3,801,623
   PAYABLE TO OTHER RELATED PARTIES .......................................................................          1,448,492
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................................................          1,028,026
   DIVIDENDS PAYABLE ......................................................................................         11,496,702
                                                                                                                --------------
 TOTAL LIABILITIES ........................................................................................         17,774,843
                                                                                                                --------------
TOTAL NET ASSETS ..........................................................................................     $4,924,868,846
                                                                                                                ==============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................................................     $4,924,859,987
   UNDISTRIBUTED NET REALIZED GAIN
   ON INVESTMENTS .........................................................................................              8,859
                                                                                                                --------------
TOTAL NET ASSETS ..........................................................................................     $4,924,868,846
                                                                                                                ==============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS .............................................................................................     $4,924,868,846
   SHARES OUTSTANDING .....................................................................................      4,924,870,620

   NET ASSET VALUE AND OFFERING PRICE PER SHARE ...........................................................     $         1.00
                                                                                                                --------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                           STATEMENT OF OPERATIONS --
                                               FOR THE YEAR ENDED MARCH 31, 2001
--------------------------------------------------------------------------------

                                                               OVERLAND EXPRESS
                                                                     SWEEP FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..................................................     $284,852,817
                                                                   ------------

 TOTAL INVESTMENT INCOME .....................................      284,852,817
                                                                   ------------

EXPENSES
   ADVISORY FEES .............................................       19,783,446
   ADMINISTRATION FEES .......................................        6,594,482
   CUSTODY ...................................................          879,265
   SHAREHOLDER SERVICING FEES ................................       13,188,963
   PORTFOLIO ACCOUNTING FEES .................................          209,719
   TRANSFER AGENT ............................................          199,028
   DISTRIBUTION FEES .........................................       13,188,963
   LEGAL AND AUDIT FEES ......................................          285,127
   REGISTRATION FEES .........................................          419,868
   DIRECTORS' FEES ...........................................            4,238
   SHAREHOLDER REPORTS .......................................           98,440
   OTHER .....................................................          101,726
                                                                   ------------

TOTAL EXPENSES ...............................................       54,953,265
                                                                   ------------

NET INVESTMENT INCOME ........................................      229,899,552
                                                                   ------------

    NET REALIZED GAIN FROM INVESTMENTS .......................          539,132
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ................................     $230,438,684
                                                                   ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                                   FOR THE            FOR THE
                                                                                                YEAR ENDED         YEAR ENDED
                                                                                            MARCH 31, 2001     MARCH 31, 2000
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................................   $  3,863,612,175   $  3,097,218,696
                                                                                          ----------------   ----------------

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................................        229,899,552        146,044,226
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS ....................................            539,132             (5,277)
                                                                                          ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................................        230,438,684        146,038,949
                                                                                          ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................................       (229,899,552)      (146,044,226)
CAPITAL SHARE TRANSACTIONS(1):
   PROCEEDS FROM SHARES SOLD ..........................................................     13,786,846,019      8,596,587,764
   REINVESTMENT OF DIVIDENDS ..........................................................         51,551,370              5,540
   COST OF SHARES REDEEMED ............................................................    (12,777,679,850)    (7,830,194,548)
                                                                                          ----------------   ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ....................................................      1,060,717,539        766,398,756
NET INCREASE (DECREASE) IN NET ASSETS .................................................      1,061,256,671        766,393,479
                                                                                          ================   ================

NET ASSETS:
   ENDING NET ASSETS ..................................................................   $  4,924,868,846   $  3,863,612,175
                                                                                          ----------------   ----------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..............................................................     13,786,846,019      8,596,587,765
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A ...............................................................         51,551,370              5,540
   SHARES REDEEMED - CLASS A ..........................................................    (12,777,679,850)    (7,830,194,548)
   CONVERSION - CLASS A
   NET INCREASE(DECREASE) IN SHARES
    OUTSTANDING - CLASS A .............................................................      1,060,717,539        766,398,757
ENDING BALANCE OF UNDISTRIBUTED
   NET INVESTMENT INCOME ..............................................................                  -                  -
                                                                                          ================   ================

(1) SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      BEGINNING                      DIVIDENDS
                                                                                      NET ASSET            NET        FROM NET
                                                                                      VALUE PER     INVESTMENT      INVESTMENT
                                                                                          SHARE         INCOME          INCOME
--------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2000 TO MARCH 31, 2001 ..................................................        $1.00           0.05           (0.05)
APRIL 1, 1999 TO MARCH 31, 2000 ..................................................        $1.00           0.04           (0.04)
APRIL 1, 1998 TO MARCH 31, 1999 ..................................................        $1.00           0.04           (0.04)
JANUARY 1, 1998 TO MARCH 31, 1998(3) .............................................        $1.00           0.01           (0.01)
JANUARY 1 , 1997 TO DECEMBER 31, 1997 ............................................        $1.00           0.04           (0.04)
JANUARY 1, 1996 TO DECEMBER 31, 1996 .............................................        $1.00           0.04           (0.04)

FINANCIAL HIGHLIGHTS OVERLAND                                 EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                          ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                       NET ASSET   -----------------------------------------------
                                                                       VALUE PER    NET INVESTMENT            NET            GROSS
                                                                           SHARE         INCOME(1)    EXPENSES(1)   EXPENSES(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2000 TO MARCH 31, 2001 .....................................      $1.00              5.21%          1.25%            1.25%
APRIL 1, 1999 TO MARCH 31, 2000 .....................................      $1.00              4.29%          1.25%            1.29%
APRIL 1, 1998 TO MARCH 31, 1999 .....................................      $1.00              4.16%          1.25%            1.28%
JANUARY 1, 1998 TO MARCH 31, 1998(3) ................................      $1.00              4.49%          1.25%            1.26%
JANUARY 1 , 1997 TO DECEMBER 31, 1997 ...............................      $1.00              4.40%          1.24%            1.26%
JANUARY 1, 1996 TO DECEMBER 31, 1996 ................................      $1.00              4.20%          1.24%            1.26%


                                                                                    NET ASSETS AT
                                                                        TOTAL       END OF PERIOD
                                                                       RETURN     (000'S OMITTED)
---------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2000 TO MARCH 31, 2001 .....................................    5.35%         $4,924,869
APRIL 1, 1999 TO MARCH 31, 2000 .....................................    4.32%          3,863,612
APRIL 1, 1998 TO MARCH 31, 1999 .....................................    4.26%          3,097,219
JANUARY 1, 1998 TO MARCH 31, 1998(3) ................................    1.11%          2,594,910
JANUARY 1 , 1997 TO DECEMBER 31, 1997 ...............................    4.47%          2,956,090
JANUARY 1, 1996 TO DECEMBER 31, 1996 ................................    4.29%          2,002,725






(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Overland Express Sweep Fund (the "Fund"), a diversified series of the Trust.
     Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Trust through a tax-free exchange of shares as follows:


             STAGECOACH FUND                          WELLS FARGO FUND
   ----------------------------------------------------------------------------
      OVERLAND EXPRESS SWEEP FUND*               OVERLAND EXPRESS SWEEP FUND

* Accounting survivor


2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
     The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                        OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES
     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2001.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Overland Express Sweep Fund with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.
     Funds Management assumed investment advisory responsibilities for the Fund on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Fund's advisor is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-advisor who is responsible for the day-to-day portfolio management of the Fund.
     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-advisor to the Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4.  DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Overland Express Sweep Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. ("Stephens"), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.30% of the Fund's average daily net assets. The distribution fees paid on behalf of the Fund for the year ended March 31, 2001 were $13,188,963.

5. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Fund with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6.  TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Fund.

7. SHAREHOLDER SERVICING FEES
     The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged 0.30% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 2001 were $13,188,963.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
      In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., whereby Wells Fargo Bank MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund. Certain officers of the Trust were also officers of Stephens for a portion of the period. As of March 31, 2001, Stephens owned 140,490 shares of the Overland Express Sweep Fund.

OVERLAND EXPRESS SWEEP FUND                         INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statement of assets and liabilities of Overland Express Sweep Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2001, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2001, the results of its operations, changes in its net assets and its financial highlights for the peroids presented, in conformity with accounting principles generally accepted in the United States of America.


   /s/ KPMG LLP

   San Francisco,California
   May 11, 2001

LIST OF ABBREVIATIONS                                OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR        -- AMERICAN DEPOSITORY RECEIPTS
AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT        -- ALTERNATIVE MINIMUM TAX
ARM        -- ADJUSTABLE RATE MORTGAGES
BART       -- BAY AREA RAPID TRANSIT
CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC       -- CONTINGENT DEFERRED SALES CHARGE
CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
CGY        -- CAPITAL GUARANTY CORPORATION
CMT        -- CONSTANT MATURITY TREASURY
COFI       -- COST OF FUNDS INDEX
Connie Lee -- CONNIE LEE INSURANCE COMPANY
COP        -- CERTIFICATE OF PARTICIPATION
CP         -- COMMERCIAL PAPER
CTF        -- COMMON TRUST FUND
DW&P       -- DEPARTMENT OF WATER & POWER
DWR        -- DEPARTMENT OF WATER RESOURCES
EDFA       -- EDUCATION FINANCE AUTHORITY
FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA        -- FEDERAL HOUSING AUTHORITY
FHLB       -- FEDERAL HOME LOAN BANK
FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN        -- FLOATING RATE NOTES
FSA        -- FINANCIAL SECURITY ASSURANCE, INC
GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO         -- GENERAL OBLIGATION
HFA        -- HOUSING FINANCE AUTHORITY
HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR      -- LONDON INTERBANK OFFERED RATE
LLC        -- LIMITED LIABILITY CORPORATION
LOC        -- LETTER OF CREDIT
LP         -- LIMITED PARTNERSHIP
MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR       -- MULTI-FAMILY HOUSING REVENUE
MUD        -- MUNICIPAL UTILITY DISTRICT
MTN        -- MEDIUM TERM NOTE
PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
PCR        -- POLLUTION CONTROL REVENUE
PFA        -- PUBLIC FINANCE AUTHORITY
PLC        -- PRIVATE PLACEMENT
PSFG       -- PUBLIC SCHOOL FUND GUARANTY
RAW        -- REVENUE ANTICIPATION WARRANTS
RDA        -- REDEVELOPMENT AUTHORITY
RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
R&D        -- RESEARCH & DEVELOPMENT
SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
STEERS     -- STRUCTURED ENHANCED RETURN TRUST
TBA        -- TO BE ANNOUNCED
TRAN       -- TAX REVENUE ANTICIPATION NOTES
USD        -- UNIFIED SCHOOL DISTRICT
V/R        -- VARIABLE RATE
WEBS       -- WORLD EQUITY BENCHMARK SHARES

More information about WELLS FARGO FUNDS is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
P.O. Box 8266
Boston MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.







DATED MATERIAL
PLEASE EXPEDITE


--------------------------------------------------------------------------------

 WELLS                                                   -------------------
 FARGO                                                       Presorted
-------                                                   First-Class Mail
 FUNDS                                                      U.S. Postage
                                                                PAID
                                                           Permit No. 2145
                                                             Newark, NJ
                                                         -------------------

P.O. Box 8266
Boston, MA 02266-8266





--------------------------------------------------------------------------------

                                                                   AR 006 (3/01)